UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

2005 SEMIANNUAL REPORT

TIAA-CREF

LIFE FUNDS

JUNE 30, 2005

Financial statements (unaudited) including summary portfolios of investments

Growth Equity	Large-Cap Value
Growth & Income	Small-Cap Equity
International Equity	Real Estate Securities
Stock Index	Bond
Social Choice Equity	Money Market

Sign up for electronic delivery at www.tiaa-cref.org/howto/edelivery.html

The Investment Company Act of 1940 requires the TIAA-CREF Life Separate Account VA-1 and Separate Account VLI-1 to provide investors with periodic reports on the financial condition and portfolio holdings of the funds in which the accounts invest. The funding vehicles for the accounts are the TIAA-CREF Life Funds. The returns of the TIAA-CREF Life Funds shown here do not include the administrative expense and mortality and expense risk charges deducted under the Personal Annuity Select, Lifetime Variable Select, Variable Universal Life and Single Premium Immediate Annuities contracts. Because of these additional deductions, the returns on the investment accounts offered through the contracts that invest in these funds are lower, for the same periods, than the figures shown here.

PERFORMANCE OVERVIEW AS OF JUNE 30, 2005

	Average annual compound rates of total return
	Inception date	1 year	5 years	Since inception
EQUITIES
Growth Equity Fund	4/3/2000	1.82%	–11.68%	–11.58%
Growth & Income Fund	4/3/2000	6.85	–3.56	–3.83
International Equity Fund	4/3/2000	9.40	–2.11	–4.08
Stock Index Fund	1/4/1999	7.93	–1.32	2.08
Social Choice Equity Fund	4/3/2000	6.63	–1.47	–1.70
Large-Cap Value Fund	10/28/2002	14.49	—	19.92
Small-Cap Equity Fund	10/28/2002	10.31	—	25.11
Real Estate Securities Fund	10/28/2002	34.37	—	31.13

FIXED INCOME
Bond Fund	7/8/2003	6.33	—	3.81
Money Market Fund*	7/8/2003	2.17	—	1.60

NET ANNUALIZED YIELD (30-day period ended 6/30/2005)		NET ANNUALIZED YIELD (7-day period ended 6/28/2005)
	Effective		Current	Effective
Bond Fund	4.70%	Money Market Fund*	3.13%	3.17%

*	Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

The TIAA-CREF Life Funds are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

Understanding this report

This report contains information about TIAA-CREF Life Funds and analyzes their recent results. It is a snapshot of the funds at the end of a six-month period and can be a useful tool in evaluating your investments. The report includes four main sections.

•	The performance overview on the facing page shows returns for each of the funds as of June 30, 2005.

•	The letter from TIAA-CREF’s chief investment officer describes how recent economic conditions affected the financial markets.

•	The fund performance section compares each fund’s returns with those of its benchmark and its peer group. This section also provides important expense information and discusses the major factors affecting each fund’s performance.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

We want to remind you that the funds’ current returns are available at the end of every business day from our automated telephone service or from the TIAA-CREF Web Center.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. Please visit the Web Center at www.tiaa-cref.org, or call 800 223-1200 for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

Report on TIAA-CREF Life Funds

The first half of 2005 was a textbook case of how unpredictable the financial markets can be.

The Federal Reserve Board raised short-term interest rates four times during the period, lifting them to 3.25%, their highest level since September 2001. Many investors thought these rate hikes would drive long-term rates up and dampen economic growth. As a result, the Russell 3000® Index, which measures the broad U.S. stock market, lost 2.20% during the first quarter.

During the second quarter, however, strong demand for bonds actually sent long-term rates lower. Stock investors took heart from this decline, which promised to extend the housing boom and to fuel spending by consumers and companies alike. The Russell 3000 rose 2.24% for the quarter, regaining nearly all the ground it had lost in the first.

Gains in bonds helped offset the losses posted by domestic and foreign stocks.

Stock prices were also supported by steady economic growth and an improved employment picture. Bonds did even better than domestic stocks. The Lehman Brothers U.S. Aggregate Index, which measures the investment-grade bond market, gained 3.01%.

For the six-month period, the Russell 3000 was nearly flat—it posted a 0.01% loss—but the Lehman index was up 2.51%. Foreign stocks performed well, too, in terms of their local currencies, but a stronger dollar turned those gains into losses for U.S. investors. In dollar terms, the MSCI EAFE® Index, which tracks stocks in 21 developed nations, fell 1.17%.

This was a period when many market timers suffered because both the stock and bond markets reacted in unusual ways. For investors with a well-diversified portfolio, however, the gains in bonds helped offset the losses posted by domestic and foreign stocks.

Of course, building a diversified portfolio requires investment funds that provide pure exposure to their asset classes. Otherwise, an investor may find that a portfolio includes investments that are inappropriate for his or her situation. To achieve pure exposure, each fund must be fully invested, rather than holding large amounts of cash as a cushion against possible losses.

The fund also should be broadly diversified within its part of the market. That’s because individual

2  |    2005 Semiannual Report    TIAA-CREF Life Funds

Scott C. Evans

Executive Vice President and

Chief Investment Officer

industry sectors often perform very differently from a diversified portfolio, even over extended periods of time. For example, the Russell 3000 had an average annual return of 10.05% for the ten years ended June 30, 2005. Over the same period, the technology sector of the index returned just 7.19% per year.

Finally, pure exposure to an asset class requires that a fund have low expenses. Each dollar spent on expenses is one less dollar invested in that asset class, and the effect of expenses is compounded over time.

Each of the TIAA-CREF Life Funds meets these criteria. They are fully invested, diversified within their portion of the market and low-cost. By combining them, you can create a broadly diversified portfolio that suits your needs.

The following pages provide a detailed explanation of how the Life Funds performed during the first half of 2005. Returns for our equity funds ranged from –2.28% for the Growth Equity Fund to 5.93% for the Real Estate Securities Fund.

The Bond Fund benefited from the second-quarter rally in the bond market and posted a return of 2.65%.

The Federal Reserve’s increases in the federal funds rates continued to lift money market rates, and the Money Market Fund returned 1.35% for the six-month period.

As you review the results of the TIAA-CREF Life Funds for the first half of 2005, I want to remind you that it is important to review your portfolio’s asset allocation on a regular basis. Varying investment returns may have altered your previous allocations. If so, you may want to make a transfer to rebalance your portfolio, either by calling us or by visiting our Web Center.

Scott C. Evans

Executive Vice President and

Chief Investment Officer

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More information about the report

Portfolio listings

SEC rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (called “TIAA-CREF Life Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2005) in the following ways:

•	by visiting the TIAA-CREF Web Center at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

For the period ended June 30, 2005, and for other reporting periods, you can also obtain a complete listing of TIAA-CREF Life Funds’ holdings on Form N-CSR (for periods ended either June 30 or December 31) or on Form N-Q (for the most recently completed fiscal quarter, either March 31 or September 30)

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org or on the SEC Web site at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact/Help link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the funds.

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Special terms

Agency securities are bonds issued by U.S. government entities such as the Federal National Mortgage Association (Fannie Mae).

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, used to compare the performance of an investment.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Expense ratio is the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae or other federal entities.

Overweight holding is a security held by a fund. In terms of market capitalization, it forms a larger percentage of that fund than that same security’s percentage of the benchmark. Fund managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holding.”

Peer groups are groupings of mutual funds with a similar objective whose performance is compared with the performance of a single mutual fund.

Relative performance is the return of a mutual fund in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed income”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the fund’s holdings.

Underweight holding is a security held by a fund. In terms of market capitalization, it forms a smaller percentage of that fund than that same security’s percentage of the benchmark. Fund managers may underweight those securities they think will produce lower returns than the benchmark. See also “Overweight holding.”

*	Russell 3000 is a trademark and service mark of the Frank Russell Company. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

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Understanding investment risk

All investing involves an element of risk. For example, investors in U.S. Treasury bonds, which are generally considered among the safest of investments, face the risk that inflation will erode their principal and interest over time.

In general, funds that invest in stocks are subject to market risk and company risk. Bond funds are subject to market risk, company risk, interest-rate risk, income volatility risk, credit risk, prepayment risk and extension risk. A fund that operates in a limited area of either the stock or bond markets is subject to additional, special risks. For a full explanation of the funds’ risks, please see the prospectus.

The glossary below describes the general risks outlined above, as well as the special risks listed in the discussion of each fund.

Company risk is the risk that the earnings prospects and overall financial position of the issuer of a security will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Credit risk (a type of company risk) is the risk that a decline in a company’s overall financial soundness may make it unable to pay principal and interest on bonds when due.

Dividend risk is the risk associated with investments in stocks paying relatively high dividends. These stocks may significantly underperform other stocks during periods of rapid market appreciation.

Extension risk is the risk of decline in value for certain fixed-income securities because principal payments are not made as early as possible.

Foreign investment risks are the risks of investing in securities of foreign issuers, in securities or contracts traded on foreign exchanges or in foreign markets, or in securities or contracts payable in foreign currency. Foreign investing involves special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates. These investment risks may be magnified in emerging markets.

Growth investing risks include the risk that, due to their relatively high valuations, growth stocks will be more volatile than value stocks. In addition, because the value of growth companies is generally a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

Illiquid security risk is the risk that investments in illiquid securities may be difficult to sell for their fair market value.

Income volatility risk is the risk that the level of current income from a portfolio of fixed-income securities may decline in certain interest-rate environments.

Index risk is the risk that a fund’s performance will not match the performance of its benchmark index for any period of time. Although the fund attempts to closely track the investment performance of the index, it may not duplicate the composition of this index. In addition, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses.

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Interest-rate risk (a type of market risk) is the risk that bond prices or a fund’s income may decline if interest rates change.

Large-cap risk is the risk that, by focusing on investments in securities of larger companies, a fund may have fewer opportunities to identify securities that the market misprices. In addition, larger companies may grow more slowly than the economy as a whole or not at all.

Market risk is the risk that the price of securities may decline in response to general market and economic conditions or events.

Prepayment risk is the risk of a decline for certain fixed-income securities that allow for the prepayment of principal, and the risk that a fund’s income will decline as a result.

Real estate investing risks are the risks associated with real estate ownership, including fluctuations in property values, higher expenses or lower income than expected, and potential environmental problems and liability.

Real estate securities risk is the risk that a fund that concentrates its investments in real estate securities and holds securities of relatively few issuers may experience greater fluctuations in value and be subject to a greater risk of loss than other mutual funds.

Reorganization risk is the risk that stocks of companies involved in reorganizations and other special situations can often involve more risk than ordinary securities. Accordingly, the performance of a fund that invests in such companies is often more volatile than the performance of the overall stock market, and the fund could significantly outperform or underperform the stock market during any particular period.

Risk of socially screened investing is the possibility that, because its social screens exclude some investments, a fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.

Small-cap risk is the risk that the securities of smaller companies may experience steeper fluctuations in price than those of larger companies. These securities may also have to be sold at a discount from their current market prices or in small lots over an extended period.

Style risk is the risk that a fund’s growth-investing or value-investing style may be out of favor in the marketplace for various periods of time.

Value investing risks are the risks that (1) the issuer’s potential business prospects may not be realized; (2) the securities’ potential values may never be recognized by the market; and (3) due to unanticipated problems associated with the issuer or industry, the securities were appropriately priced (or overpriced) when acquired.

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Important information about expenses

DISCLOSURE

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

The examples that appear on the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the fund’s actual return.

Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Growth Equity Fund | Large-cap growth stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The Growth Equity Fund returned –2.28% for the period, trailing the fund’s benchmark, the Russell 1000® Growth Index, which returned –1.72%, and the –1.78% average return of similar funds, as measured by the Morningstar Large Growth category.

Sectors diverge in a divided market

Stocks underperformed bonds during the first half of 2005. The Russell 3000® Index, which measures the broad U.S. stock market, was down 4.33% through the end of April but rallied in May and June to end the semiannual period with a return of –0.01%. The foreign stocks of the MSCI EAFE® Index advanced 8.07% in terms of local currencies. A weaker euro, pound and yen turned that gain into a 1.17% loss in dollar terms. Investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 2.51% for the six-month period.

Although growth stocks beat value stocks during the second quarter, value outperformed growth for the period as a whole, continuing a long-term trend. The market’s driving factor was sector performance. Consumer discretionary, technology and financials, three of the larger sectors in the Russell 1000 Growth Index, posted year-to-date returns between –4.7% and –6.2%. Two smaller sectors, utilities and “other energy,” advanced 9.7% and 22.3%, respectively, for the six-month period.

Fund detractors and contributors

The fund’s return trailed the benchmark’s because of individual stock selections. The largest detractors from relative performance included overweights in several stocks that failed to perform as anticipated, such as Qualcomm, eBay and pharmaceuticals company Biogen. Failure to invest in well-performing stocks such as Boeing and UnitedHealth Group also reduced returns.

These detractors from relative performance were partially offset by overweights in several stocks that outpaced the benchmark. The top performer among these was Google, whose stock soared 52.6% for the period. Returns were also helped by overweights in Gillette and in online prescription provider Express Scripts. Avoiding IBM, whose shares lost 24.7% during the period, also aided returns.

The fund had 1.88% of its total assets invested in foreign securities as of June 30, 2005.

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Growth Equity Fund | Large-cap growth stocks

Investment objective

This mutual fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including growth investing risks, large-cap risk, style risk, foreign investment risks and reorganization risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the 1,000 largest companies in the Russell 3000® Index, based on total market capitalization. The Russell 1000 Growth Index measures the performance of those stocks in the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of June 30, 2005

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	since inception[1]
Growth Equity Fund	1.82%	–11.68%	–11.58%	–2.28%	–46.27%	–47.61%

Benchmark:
Russell 1000 Growth Index[2]	1.68	–10.35	–10.35	–1.72	–42.11	–43.67

Peer group:
Morningstar Large Growth	3.24	–8.27	–8.71	–1.78	–32.97	–35.82

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: April 3, 2000
[2]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

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PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $5,239 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 15.72%, for the quarter ended December 31, 2001

Worst quarter: –22.60%, for the quarter ended March 31, 2001

*	Partial year

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Growth Equity Fund | Large-cap growth stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth Equity Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$977.20	$1.19
5% annual hypothetical return	1,000.00	1,023.78	1.22

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.25%.

Fund facts

Inception date	4/3/2000
Net assets (6/30/2005)	$26.18 million
2005 expense ratio*	0.25%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 6/30/2005	Percent of net assets
Large: over $5 billion	97.06
Middle: $1 billion–$5 billion	2.83
Small: under $1 billion	0.11

Total	100.00

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Growth & Income Fund | Large-cap, dividend-paying stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The Growth & Income Fund returned –0.24% for the period, compared with the –0.81% return of the fund’s benchmark, the S&P 500® Index, and the –0.61% average return of similar funds, as measured by the Morningstar Large Blend category.

S&P 500 trails broad market

The large-cap stocks of the S&P 500 Index, like the broader U.S. stock market, posted a small decline for the first half of 2005. The Russell 3000® Index, which includes stocks of all sizes, returned –0.01%. Large caps led the market during the first four months of the year, but small- and mid-cap stocks fared better than large caps during the stock market rally in May.

Skyrocketing oil prices and rising short-term interest rates were the key factors restraining equity prices during most of the period. In May, however, positive economic news, attractive valuations among lower-quality stocks and speculation that the Federal Reserve was nearing the end of its rate hikes sent the S&P 500 up 3.18%. These gains contributed to positive second-quarter returns but could not entirely reverse the 4.00% decline in the index during the first four months of the year.

Stock selection drives results

The fund outperformed the benchmark, aided by positions in stocks not included in the benchmark. These included holdings in animation movie studio Pixar, our top-performing position, and Google. An underweight in eBay and overweights in insurer American International Group and energy company EOG Resources also added value.

The positive effect of these holdings on performance was partly offset by lower returns from selections that included an underweight in Eli Lilly and overweights in Schering-Plough and DuPont. A position in OSI Pharmaceuticals, which is not included in the benchmark, was the largest single detractor.

The fund had 3.05% of its total invested assets in foreign securities as of June 30, 2005.

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Growth & Income Fund | Large-cap, dividend-paying stocks

Investment objective

This mutual fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including growth investing risks, style risk, foreign investment risks, large-cap risk and dividend risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The S&P 500® Index is a market-capitalization-weighted index of the 500 leading companies in major industries of the U.S. economy. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	Since inception[1]
Growth & Income Fund	6.85%	–3.56%	–3.83%	–0.24%	–16.57%	–18.53%

Benchmark:
S&P 500 Index[2]	6.32	–2.37	–2.76	–0.81	–11.32	–13.68

Peer group:
Morningstar Large Blend	6.35	–1.79	–2.10	–0.61	–7.29	–8.52

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: April 3, 2000
[2]	S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies.

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PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,147 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 14.09%, for the quarter ended June 30, 2003

Worst quarter: –16.56%, for the quarter ended September 30, 2002

*	Partial year

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Growth & Income Fund | Large-cap, dividend-paying stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth & Income Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$997.60	$1.20
5% annual hypothetical return	1,000.00	1,023.78	1.22

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six- month expense ratio for that period was 0.23%.

Fund facts

Inception date	4/3/2000
Net assets (6/30/2005)	$46.97 million
2005 expense ratio*	0.23%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 6/30/2005	Percent of net assets
Large: over $5 billion	90.45
Middle: $1 billion–$5 billion	8.88
Small: under $1 billion	0.67

Total	100.00

16  |    2005 Semiannual Report    TIAA-CREF Life Funds

International Equity Fund | Foreign stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The International Equity Fund returned –2.09% for the period, versus the –1.17% return of the fund’s benchmark, the MSCI EAFE® Index. The average return of similar funds was –1.19%, as measured by the Morningstar Foreign Large Blend category.

Surging dollar erases foreign stock gains

During the period, foreign stocks outperformed U.S. stocks, as they did in 2004. The EAFE index rose 8.07% in terms of local currencies, while the Russell 3000® Index, which measures the broad U.S. stock market, fell 0.01%. However, a stronger dollar reversed the EAFE’s gains for U.S. investors, transforming its healthy advance in local currencies into a 1.17% decline in dollar terms.

In the EAFE’s European component, which represents more than two-thirds of the market capitalization of the index, the dollar’s surge versus the euro and British pound turned a 10.15% gain in local currencies into a 0.38% loss in dollars. Likewise, in the Japanese portion of the index, the dollar’s strength turned a 1.82% rise in yen terms into a 5.85% drop in dollar terms.

Detractors and contributors

The fund lagged the benchmark because of a number of individual holdings that did not perform as anticipated. The biggest detractors from relative performance included overweights in Swiss semiconductor maker STMicroelectronics, Swiss staffing company Adecco and Italian car manufacturer Fiat. Underweights in British energy companies BP and Shell, both of which benefited from soaring oil prices, also hurt returns.

The negative effects of these holdings were partly offset by the fund’s larger-than-benchmark weightings in a number of European stocks that performed well, including French construction and engineering firm Vinci, German stock exchange operator Deutsche Börse, and British plumbing and heating supply company Wolseley. The fund also benefited from avoiding Irish biotechnology firm Elan and German electrical engineering giant Siemens, two stocks included in the benchmark that declined sharply during the period.

TIAA-CREF Life Funds    2005 Semiannual Report  |    17

International Equity Fund | Foreign stocks

Investment objective

This mutual fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including foreign investment risks and small-cap risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside of North America. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	since inception[1]
International Equity Fund	9.40%	–2.11%	–4.08%	–2.09%	–10.13%	–19.67%

Benchmark:
Morgan Stanley EAFE Index[2]	13.65	–0.50	–1.24	–1.17	–2.49	–6.35

Peer group:
Morningstar Foreign Large Blend	12.58	–2.51	–3.38	–1.19	–10.85	–15.19

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: 4/3/2000
[2]	From May 31, 2001, through May 31, 2002, MSCI published two versions of this index, a “standard” and a “provisional,” in order to provide a transition to a new way of calculating the index. The fund adopted the “provisional” version on July 1, 2001, and the returns shown above include “provisional” data from July 1, 2001, through May 31, 2002. As of June 1, 2002, the index was once again available in only one version. EAFE is a trademark of Morgan Stanley Capital International, Inc.

18  |    2005 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,033 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 18.58%, for the quarter ended December 31, 2003

Worst quarter: –19.22%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds    2005 Semiannual Report  |    19

International Equity Fund | Foreign stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$979.10	$1.39
5% annual hypothetical return	1,000.00	1,023.58	1.42

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.29%.

Diversification among world markets

Country	Percent of invested assets
Japan	20.5
Switzerland	14.7
United Kingdom	14.7
Germany	12.9
France	11.5
Italy	5.1
Australia	4.9
Finland	3.5
11 other nations	11.9
Short-term investments	0.3

Total	100.0

Portfolio breakdown by company size

Capitalization as of 6/30/2005	Percent of invested assets
Large: over $5 billion	80.02
Middle: $1 billion–$5 billion	16.59
Small: under $1 billion	3.39

Total	100.00

Fund facts

Inception date	4/3/2000
Net assets (6/30/2005)	$54.15 million
2005 expense ratio*	0.29%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

20  |    2005 Semiannual Report    TIAA-CREF Life Funds

Stock Index Fund | U.S. stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The Stock Index Fund returned –0.08% for the period, in line with the fund’s benchmark, the Russell 3000® Index, which returned
–0.01%, and well ahead of the –0.61% average return of similar funds, as measured by the Morningstar Large Blend category.

Stocks falter, then rebound

After rising 11.95% in 2004, the stocks of the Russell 3000 edged downward in the first half of 2005. The weak returns were concentrated in the first quarter, when the index lost 2.20%, reflecting concerns about higher oil prices and rising short-term U.S. interest rates.

At the end of April, the index was down 4.33% year-to-date, but it rebounded 3.79% in May and added another 0.70% in June. These second-quarter gains all but erased the market’s first-quarter losses.

During the six-month period, value stocks gained 1.69%, but growth stocks posted a 1.88% decline. Mid-cap stocks led the market with a 3.92% advance, while large caps returned 0.11% and small caps lost 1.25%.

Sector returns vary widely

The market’s driving factor was sector performance. Three of the four largest sectors of the Russell 3000 posted losses for the period: the financial sector, which makes up almost a quarter of the index, was off 1.5%; consumer discretionary goods, the next-largest sector, lost 3.9%; and technology dropped 5.6%. Among the four, only health care had a positive return, gaining 4.2%.

The integrated oils and “other energy” sectors—buoyed by oil prices that peaked above $60 a barrel in June—climbed 17.1% and 26.6%, respectively. Although these sectors made up a total of less than 10% of the Russell 3000 as of June 30, based on market capitalization, their strong performance contributed significantly to overall returns, particularly in June.

For the period, the fund’s returns were comparable to those of the benchmark, minus the effect of expenses and of some cash holdings for liquidity. The fund also had a risk profile similar to that of the benchmark.

TIAA-CREF Life Funds    2005 Semiannual Report  |    21

Stock Index Fund | U.S. stocks

Investment objective

This mutual fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including index risk and small-cap risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Russell 3000® Index is an unmanaged index of the stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	since inception[1]
Stock Index Fund	7.93%	–1.32%	2.08%	–0.08%	–6.44%	14.34%

Benchmark:
Russell 3000 Index[2]	8.05	–1.35	2.04	–0.01	–6.58	14.02

Peer group:
Morningstar Large Blend	6.35	–1.79	1.48	–0.61	–7.29	11.55

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.

[1]	Inception date: January 4, 1999
[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

22  |    2005 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since January 4, 1999 inception

An investment of $10,000 in this fund on January 4, 1999, would have grown to $11,434 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 16.13%, for the quarter ended June 30, 2003

Worst quarter: –17.05%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds    2005 Semiannual Report  |    23

Stock Index Fund | U.S. stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Stock Index Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$999.20	$0.30
5% annual hypothetical return	1,000.00	1,024.70	0.30

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.06%.

Fund facts

Inception date	1/4/1999
Net assets (6/30/2005)	$144.16 million
2005 expense ratio*	0.06%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 6/30/2005	Percent of net assets
Large: over $5 billion	80.61
Middle: $1 billion–$5 billion	14.92
Small: under $1 billion	4.47

Total	100.00

24  |    2005 Semiannual Report    TIAA-CREF Life Funds

Social Choice Equity Fund | Socially screened stocks

DISCUSSION

Performance in the six months ended June 30, 2005

The Social Choice Equity Fund returned –0.70% for the period, lagging the –0.01% return of its benchmark, the Russell 3000® Index. The fund’s return also trailed the –0.61% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the fund does.

Excluded stocks dampen fund’s returns

Because of its social screens, the fund did not invest in several stocks that are large components of the benchmark in terms of market capitalization. While the exclusion of these stocks both helped and hurt performance, the overall effect was negative.

The fund suffered most from avoiding ExxonMobil, which was the second-largest holding in the Russell 3000. This stock’s 12.1% return was far ahead of the benchmark’s return. The fund’s return was also reduced by the exclusion of other stocks that outperformed the benchmark during the period, including ConocoPhillips and Boeing.

Conversely, the fund’s social screens helped relative performance by excluding a number of under performing stocks, including General Electric, the largest holding in the Russell 3000, as well as Wal-Mart, Citigroup and Ford Motor Company.

Adjusted weightings help control risk

Since the fund cannot invest in some of the stocks within the Russell 3000, the fund’s managers employ statistical techniques to ensure that the portfolio’s risk characteristics resemble those of the index. One method used is to overweight or underweight certain stocks relative to each one’s percentage of capitalization within the benchmark.

During the period, overweight holdings in several well-performing energy stocks, including EOG Resources, Valero Energy and Apache, helped the fund’s relative performance. Other adjusted holdings, including overweights in IBM, McDonald’s and home mortgage provider Fannie Mae, detracted from returns.

TIAA-CREF Life Funds    2005 Semiannual Report  |    25

Social Choice Equity Fund | Socially screened stocks

Investment objective

This mutual fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to the special risk of socially screened investing, index risk and foreign investment risks. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Russell 3000® Index is an unmanaged index of the stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound rates of total return*			Cumulative rates of total return*
	1 year	5 years	since inception[1]	6 months	5 years	since inception[1]
Social Choice Equity Fund	6.63%	–1.47%	–1.70%	–0.70%	–7.14%	–8.60%
Benchmark:
Russell 3000 Index[2]	8.05	–1.35	–1.95	–0.01	–6.58	–9.81

Peer group:
Morningstar Large Blend	6.35	–1.79	–2.10	–0.61	–7.29	–8.52

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: April 3, 2000
[2]	Russell 3000 is a trademark and service mark of the Frank Russell Company.

26  |    2005 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since April 3, 2000 inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $9,140 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 16.40%, for the quarter ended June 30, 2003

Worst quarter: –16.46%, for the quarter ended September 30, 2002

*	Partial year

TIAA-CREF Life Funds    2005 Semiannual Report  |    27

Social Choice Equity Fund | Socially screened stocks

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Social Choice Equity Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$993.00	$0.30
5% annual hypothetical return	1,000.00	1,024.70	0.30

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.07%.

Fund facts

Inception date	4/3/2000
Net assets (6/30/2005)	$28.15 million
2005 expense ratio*	0.07%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 6/30/2005	Percent of net assets
Large: over $5 billion	83.88
Middle: $1 billion–$5 billion	12.01
Small: under $1 billion	4.11

Total	100.00

28  |    2005 Semiannual Report    TIAA-CREF Life Funds

Large-Cap Value Fund | Value stocks of larger companies

DISCUSSION

Performance in the six months ended June 30, 2005

The Large-Cap Value Fund returned –0.45% for the period, compared with 1.76% for its benchmark, the Russell 1000® Value Index, and the 0.38% average return of similar funds, as measured by the Morningstar Large Value category.

Value maintains its dominance

Value stocks, which have outperformed growth issues every year since 2000, continued to do so in the first half of 2005. The Russell 3000® Value Index, which tracks value stocks of all sizes, gained 1.69%, while its growth counterpart, the Russell 3000 Growth Index, fell 1.88%. (These two indexes are subsets of the Russell 3000 Index, a measure of the broad U.S. stock market.) This spread for the six-month period—about 3.5 percentage points—was considerably smaller than the more-than-ten-point spread in 2000, 2001, 2002 and 2004.

For the first half of 2005, large-cap value stocks performed better than small-cap value issues, which returned 0.90%, but were outpaced by mid-cap value stocks, which climbed 5.51%. Over longer timeframes, large caps have performed exceptionally well; they outperformed the broader U.S. market for the one-, five- and ten-year periods ended June 30.

Stock selections hamper returns

The fund underperformed the benchmark because of a number of individual stock selections. The largest detractors from relative performance included OSI Pharmaceuticals, Northwest Airlines and semiconductor manufacturer Atmel, three companies not included in the benchmark. Relative performance was also reduced by overweight holdings in insurance broker Marsh & McLennan and media giant Viacom.

These detractors were partially offset by overweight holdings in stocks that outperformed the benchmark, including Sears, energy company Kerr-McGee and credit card company MBNA. Also boosting performance were an underweight position in IBM and a holding in CMS Energy, a stock not listed in the benchmark.

The fund had 2.14% of its total invested assets in foreign securities as of June 30, 2005.

TIAA-CREF Life Funds    2005 Semiannual Report  |    29

Large-Cap Value Fund | Value stocks of larger companies

Investment objective

This mutual fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including large-cap risk, value investing risks, style risk and foreign investment risks. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which measures the performance of the 1,000 largest companies in the Russell 3000® Index, based on total market capitalization. The Russell 1000 Value Index measures the performance of those stocks in the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

Performance as of June 30, 2005

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Large-Cap Value Fund	14.49%	19.92%	–0.45%	62.78%
Benchmark:
Russell 1000 Value Index[2]	14.06	17.92	1.76	55.59

Peer group:
Morningstar Large Value	9.54	15.58	0.38	47.65

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: October 28, 2002
[2]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

30  |    2005 Semiannual Report    TIAA-CREF Life Funds

$10,000 since October 28, 2002 inception

An investment of $10,000 in this fund on October 28, 2002, would have grown to $16,278 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 18.54%, for the quarter ended June 30, 2003

Worst quarter: –5.76%, for the quarter ended March 31, 2003

*	Partial year

TIAA-CREF Life Funds 2005 Semiannual Report | 31

Large-Cap Value Fund | Value stocks of larger companies

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Large-Cap Value Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$995.50	$1.20
5% annual hypothetical return	1,000.00	1,023.78	1.22

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.24%.

Fund facts

Inception date	10/28/2002
Net assets (6/30/2005)	$45.16 million
2005 expense ratio*	0.24%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 6/30/2005	Percent of net assets
Large: over $5 billion	83.66
Middle: $1 billion–$5 billion	14.32
Small: under $1 billion	2.02

Total	100.00

32  |    2005 Semiannual Report    TIAA-CREF Life Funds

Small-Cap Equity Fund | Stocks of smaller companies

DISCUSSION

Performance in the six months ended June 30, 2005

The Small-Cap Equity Fund returned –1.20% for the period, compared with the –1.25% return of its benchmark, the Russell 2000® Index, and the 0.21% average return of similar funds, as measured by the Morningstar Small Blend category.

After a slow start, small caps regroup

During the first quarter of 2005, U.S. stocks experienced a broad-based retreat, and the small-cap stocks of the Russell 2000 suffered a 5.34% drop—their worst three-month return since the third quarter of 2002. The large-cap stocks of the Russell 1000® Index lost 1.91%, and the Russell Midcap® Index dipped 0.25%.

In the second quarter, small caps rebounded strongly. Their 4.32% advance outpaced both the 4.18% return of mid caps and the 2.05% return of large caps. Of the twelve industry sectors in the Russell 2000 Index, eleven posted gains for the second quarter.

The small-cap stocks of the Russell 2000 generated larger average annual returns than the overall U.S. stock market, as measured by the Russell 3000® Index, for both the one-year and the five-year periods ended June 30. For the ten-year period, the Russell 3000 performed better by a slim margin (10.05% versus 9.90% per year).

Contributors and detractors

The fund continued its use of proprietary mathematical models to evaluate and choose small-cap stocks that appear to be attractively priced. During the reporting period, these stock selections included overweight holdings such as oil refiners and marketers Tesoro and Frontier Oil and delivery company Overnite. Each of these contributed positively to relative performance. Underweight holdings, including business software provider Ariba, also helped relative performance.

The positive effect of these stocks on relative performance was partly offset by overweight holdings in companies that included Steel Technologies, marketing firm Miva and R&G Financial. Underweight holdings did not meaningfully hurt performance relative to the benchmark’s.

TIAA-CREF Life Funds    2005 Semiannual Report  |    33

Small-Cap Equity Fund | Stocks of smaller companies

Investment objective

This mutual fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to special risks including small-cap risk. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, based on total market capitalization. You cannot invest directly in these indexes.

Performance as of June 30, 2005

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Small-Cap Equity Fund	10.31%	25.11%	–1.20%	82.36%
Benchmark:
Russell 2000 Index[2]	9.45	23.84	–1.25	77.46

Peer group:
Morningstar Small Blend	11.15	23.02	0.21	74.95

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: October 28, 2002
[2]	Russell 2000 and Russell 3000 are trademarks and service marks of the Frank Russell Company.

34  |    2005 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since October 28, 2002 inception

An investment of $10,000 in this fund on October 28, 2002, would have grown to $18,236 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 23.74%, for the quarter ended June 30, 2003

Worst quarter: –4.67%, for the quarter ended March 31, 2005

*	Partial year

TIAA-CREF Life Funds    2005 Semiannual Report  |    35

Small-Cap Equity Fund | Stocks of smaller companies

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Small-Cap Equity Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$988.00	$0.50
5% annual hypothetical return	1,000.00	1,024.49	0.51

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.10%.

Fund facts

Inception date	10/28/2002
Net assets (6/30/2005)	$41.36 million
2005 expense ratio*	0.10%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 6/30/2005	Percent of net assets
Large: over $5 billion	0.58
Middle: $1 billion–$5 billion	44.36
Small: under $1 billion	55.06

Total	100.00

36  |    2005 Semiannual Report    TIAA-CREF Life Funds

Real Estate Securities Fund | Real estate securities

DISCUSSION

Performance in the six months ended June 30, 2005

The Real Estate Securities Fund returned 5.93% for the period, trailing the 6.79% return of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, but topping the 5.52% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

REITs stagger, then rebound strongly

Real estate investment trusts (REITs) started the year slowly after a 16.46% surge during the fourth quarter of 2004. The REIT market fell 6.43% during the first quarter of 2005. The broader U.S. stock market, as measured by the Russell 3000® Index, lost 2.20%. Weaker demand for REITs contributed to their sharp downturn, with many yield-hungry investors turning to bonds as long-term rates rose.

During the second quarter, REITs rallied, propelled by the drop in long-term interest rates. The 10-year Treasury note fell from 4.64% in March to just 3.92% on June 30, 2005. The Wilshire index climbed 14.13%, achieving its third-best quarter on record.

Mixed results from sector weights

The fund trailed the benchmark for the six-month period, primarily because of a large overweight, relative to the benchmark, in the mortgage sector. The mortgage sector often performs strongly when the market believes that the Federal Reserve will soon cease raising short-term interest rates.

However, after five quarter-point hikes during 2004, with indications by the Fed that rates would be nudged higher in the coming months, this sector did not perform well. Also reducing returns was a large underweight in the office sector. Nearly all of the underperformance here came from a single stock that performed better than expected.

These results were partly offset by successful weightings in other sectors. Relative performance was boosted by a large overweight in the hotel sector, which benefited from increased business and leisure travel. Also helping returns was an underweight holding in the industrial sector. This component of the benchmark is highly sensitive to expectations of economic growth. When the economy did not rebound as robustly as the market had anticipated, the sector’s performance suffered, and the portfolio’s trimmed exposure proved beneficial.

Throughout the period, the fund’s portfolio was diversified across eleven sectors, with nearly 80% of the fund’s assets concentrated in five sectors. The fund was also diversified across market capitalizations.

TIAA-CREF Life Funds    2005 Semiannual Report  |    37

Real Estate Securities Fund | Real estate securities

Investment objective

This mutual fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

Special investment risks

In addition to the risks of any equity investment, the fund is subject to real estate investing risks, real estate securities risk, interest-rate risk, small-cap risk, income volatility risk, credit risk, prepayment risk, extension risk and foreign investment risks. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Real Estate Securities Fund	34.37%	31.13%	5.93%	106.89%

Benchmark:
Dow Jones Wilshire Real Estate Securities Index	34.60	31.50	6.79	108.46

Peer group:
Morningstar Specialty Real Estate	31.90	29.37	5.52	99.74

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: October 28, 2002

38  |    2005 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since October 28, 2002 inception

An investment of $10,000 in this fund on October 28, 2002, would have grown to $20,689 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 17.13%, for the quarter ended December 31, 2004

Worst quarter: –6.90%, for the quarter ended March 31, 2005

*	Partial year

TIAA-CREF Life Funds    2005 Semiannual Report  |    39

Real Estate Securities Fund | Real estate securities

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Real Estate Securities Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$1,059.30	$1.34
5% annual hypothetical return	1,000.00	1,023.68	1.32

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.25%.

Fund facts

Inception date	10/28/2002
Net assets (6/30/2005)	$69.08 million
2005 expense ratio*	0.25%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Portfolio breakdown by company size

Capitalization as of 6/30/2005	Percent of net assets
Large: over $5 billion	31.38
Middle: $1 billion–$5 billion	29.98
Small: under $1 billion	38.64

Total	100.00

40  |    2005 Semiannual Report    TIAA-CREF Life Funds

Bond Fund | Intermediate-term bonds

DISCUSSION

Performance in the six months ended June 30, 2005

The Bond Fund returned 2.65% for the period, topping both the 2.51% return of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 1.94% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

Bonds gain despite volatility

The prices of investment-grade bonds moved down and then up, as investors reacted to changing economic signals. In the first quarter, signs that an expanding economy might fuel inflation and cause the Federal Reserve to raise short-term interest rates more aggressively drove bond prices down. The Lehman index fell 0.48%.

During the second quarter, a stronger dollar allayed fears of inflation, and the Fed continued to raise interest rates in small increments. Bonds rallied, and the Lehman index returned 3.01%. The yield on 10-year Treasury notes fell from 4.64% in March to 3.91% at the end of June.

U.S. Treasuries and government agency securities outperformed other parts of the domestic bond market during the six months, as investors sought safety and foreign banks were attracted to the notes’ relatively high yields. Corporate securities lagged Treasuries, due to the downgrading of General Motors and Ford bonds to “junk” status. Corporate bonds recovered somewhat in June, after Lehman dropped both automakers from the benchmark.

Portfolio strategies pay off

The fund benefited from holdings in U.S. agency securities that were nearly twice their benchmark weighting. In particular, a position in home mortgage provider Fannie Mae helped performance. An ongoing strategy of underweighting short-term bonds and overweighting longer-term issues also continued to pay off. An underweight position in corporate securities enhanced relative returns as well.

As of June 30, 2005, the fund’s overall option-adjusted duration was 4.11 years, versus 4.16 years for the benchmark. Duration is a measure of bonds’ sensitivity to interest-rate changes. Keeping the fund’s duration close to the benchmark’s helps reduce the risk that the fund will underperform the benchmark.

TIAA-CREF Life Funds    2005 Semiannual Report  |    41

Bond Fund | Intermediate-term bonds

Investment objective

This mutual fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

Special investment risks

In addition to the risks of any fixed-income investment, the fund is subject to special risks including index risk and foreign investment risks. For a further discussion of risk, please see page 6.

The fund’s benchmark

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

Performance as of June 30, 2005

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Bond Fund	6.33%	3.81%	2.65%	7.69%

Benchmark:
Lehman Brothers
U.S. Aggregate Index[2]	6.80	3.81	2.51	7.70

Peer group:
Morningstar Intermediate-Term Bond	6.07	3.46	1.94	6.98

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: July 8, 2003
[2]	Lehman Brothers is a trademark of Lehman Brothers, Inc.

42  |    2005 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since July 8, 2003 inception

An investment of $10,000 in this fund on July 8, 2003, would have grown to $10,769 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 3.03%, for the quarter ended June 30, 2005

Worst quarter: –2.08%, for the quarter ended June 30, 2004

*	Partial year

TIAA-CREF Life Funds    2005 Semiannual Report  |    43

Bond Fund | Intermediate-term bonds

PERFORMANCE

Fund expenses–six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Bond Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$1,026.50	$0.51
5% annual hypothetical return	1,000.00	1,024.49	0.51

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.10%.

Risk characteristics*

Bond Fund vs. benchmark (as of 6/30/2005)

	Average maturity (in years)	Option-adjusted duration (in years)
Bond Fund	6.48	4.11

Lehman Brothers
U.S. Aggregate
Index	6.79	4.16

*	As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package

Holdings by market sector (as of 6/30/2005)

Mortgage-backed securities*	41.9%
U.S. government securities	30.1
Corporate bonds	27.1
Money market instruments	0.9

Total	100.0

*	Includes asset-backed, mortgage-backed and commercial mortgage-backed securities.

Fund facts

Inception date	7/8/2003
Net assets (6/30/2005)	$63.22 million
2005 expense ratio*	0.10%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

44  |    2005 Semiannual Report    TIAA-CREF Life Funds

Money Market Fund | Cash equivalents

DISCUSSION

Performance in the six months ended June 30, 2005

The Money Market Fund returned 1.35% for the period, surpassing the 1.05% return of the iMoneyNet Money Fund Report AveragesTM—All Taxable, a simple average of over 1,000 taxable money market funds.

Rising oil and commodity prices sparked inflation fears in the first quarter of 2005. However, in May, consumer prices declined for the first time in ten months, and those fears subsided.

During the six-month period, the Federal Reserve raised the federal funds rate from 2.25% to 3.25%, its highest level since September 2001. (The federal funds rate is the rate commercial U.S. banks charge each other for overnight loans.) In March, the Money Fund Report All Taxable Average, driven by the short-term rate hikes, rose above 2.0% for the first time since November 2001.

LIBOR curve flattens

The LIBOR (London Interbank Offered Rate) curve flattened over the six-month period, increasingly so during the second quarter due to expectations that the inflation rate would be lower in the future. The spread between the one-month LIBOR and twelve-month LIBOR actually grew to almost a full percentage point in the first quarter before narrowing to 0.54 of a point on June 30, 2005.

Asset allocations drive returns

During the six-month period, the fund benefited from a continued sizable allocation to commercial paper, which generally provides higher yields than other parts of the money market. These securities represented 57.5% of the portfolio on June 30, 2005. The fund largely avoided floating-rate investments, which offered lower yields and less desirable maturities.

The fund also had 35.2% of its holdings in government and government agency securities at the end of the period. The remaining 7.3% of the portfolio was in certificates of deposit.

The fund benefited from a duration that was slightly longer than that of the Money Fund Report Average. During the period, the weighted average maturity of the fund fluctuated between 30 days and 47 days.

TIAA-CREF Life Funds    2005 Semiannual Report  |    45

Money Market Fund | Cash equivalents

Investment objective

This mutual fund seeks high current income consistent with maintaining liquidity and preserving capital.

Special investment risks

In addition to the risks of any fixed-income investment, the fund is subject to foreign investment risks. For a further discussion of risk, please see page 6.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

Yield and average maturity

	Net annualized yield (for the 7 days ended 6/28/2005)		Average maturity (as of 6/28/2005)
	Current yield	Effective yield	Days
Money Market Fund	3.13%	3.17%	42

iMoneyNet Money Fund
Report Averages™—All Taxable	2.54	2.57	36

Performance as of June 30, 2005

	Average annual compound rates of total return*		Cumulative rates of total return*
	1 year	since inception[1]	6 months	since inception[1]
Money Market Fund	2.17%	1.60%	1.35%	3.20%

iMoneyNet Money Fund
Report Averages—All Taxable	1.62	1.08	1.05	2.15

*	The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org/lifefunds, or call 800 223-1200.
[1]	Inception date: July 8, 2003

46  |    2005 Semiannual Report    TIAA-CREF Life Funds

PERFORMANCE

$10,000 since July 8, 2003 inception

An investment of $10,000 in this fund on July 8, 2003, would have grown to $10,320 as of June 30, 2005, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar year total returns

Best quarter: 0.73%, for the quarter ended June 30, 2005

Worst quarter: 0.23%, for the quarter ended September 30, 2003

*	Partial year

TIAA-CREF Life Funds    2005 Semiannual Report  |    47

Money Market Fund | Cash equivalents

PERFORMANCE

Fund expenses—six months ended June 30, 2005

The expense examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in the fund. They are also designed to help you compare these costs with the ongoing costs of investing in other funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity or variable life insurance contracts using the TIAA-CREF Life Funds. If those fees or expenses were included, the costs would be higher.)

The examples assume $1,000 was invested on January 1, 2005, and held for six months until June 30, 2005. Please see page 8 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Money Market Fund expense example
	Starting fund value (1/1/05)	Ending fund value (6/30/05)	Expenses paid† (1/1/05–6/30/05)
Actual return	$1,000.00	$1,013.50	$0.30
5% annual hypothetical return	1,000.00	1,024.70	0.30

†	“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year. The fund’s annualized six-month expense ratio for that period was 0.06%.

Fund facts

Inception date	7/8/2003
Net assets (6/30/2005)	$37.75 million
2005 expense ratio*	0.06%

*	This fund expense ratio does not include the administrative expense and mortality and expense risk charges deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the prospectus for the individual product you own.

Asset allocation (as of 6/30/2005)

Percent of portfolio
Commercial paper	57.5
U.S. agencies	35.2
Certificates of deposit	7.3

Total	100.0

48  |    2005 Semiannual Report    TIAA-CREF Life Funds

Growth Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES
*	Kohl’s Corp	7,854	$439,117	1.68%

			439,117	1.68

	APPAREL AND OTHER TEXTILE PRODUCTS		191,624	0.73

	BUILDING MATERIALS AND GARDEN SUPPLIES		119,875	0.46

	BUSINESS SERVICES
	Adobe Systems, Inc	9,174	262,560	1.00
*	eBay, Inc	10,526	347,463	1.33
*	Electronic Arts, Inc	5,686	321,884	1.23
*	Google, Inc (Class A)	1,860	547,119	2.09
	Microsoft Corp	18,529	460,260	1.76
	SAP AG. (Spon ADR)	6,183	267,724	1.02
*	Yahoo!, Inc	10,008	346,777	1.33
	Other		647,263	2.47

			3,201,050	12.23

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	9,605	580,718	2.22
*	Genentech, Inc	4,868	390,803	1.49
	Gillette Co	13,709	694,087	2.65
	Lilly (Eli) & Co	6,751	376,098	1.44
	Teva Pharmaceutical Industries Ltd (Spon ADR)	7,210	224,519	0.86
	Procter & Gamble Co	9,580	505,345	1.93
	Schering-Plough Corp	16,790	320,017	1.22
*	Sepracor, Inc	5,343	320,634	1.22
	Other		315,914	1.21

			3,728,135	14.24

	COMMUNICATIONS
	Sprint Corp	11,409	286,252	1.09
	Other		190,337	0.73

			476,589	1.82

	EATING AND DRINKING PLACES		122,994	0.47

	ELECTRIC, GAS, AND SANITARY SERVICES		223,976	0.86

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Analog Devices, Inc	8,811	328,738	1.26
*	Cisco Systems, Inc	56,477	1,079,275	4.12
	General Electric Co	44,274	1,534,094	5.86
	Intel Corp	17,688	460,949	1.76
	Motorola, Inc	25,200	460,152	1.76
	National Semiconductor Corp	10,499	231,293	0.88
	Qualcomm, Inc	18,950	625,540	2.39
	Xilinx, Inc	8,369	213,410	0.82
	Other		527,495	2.01

			5,460,946	20.86

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	49

Growth Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	FOOD AND KINDRED PRODUCTS
*	Constellation Brands, Inc (Class A)	7,442	$219,539	0.84%
	PepsiCo, Inc	10,868	586,111	2.24
	Other		54,371	0.20

			860,021	3.28

	FURNITURE AND FIXTURES		17,389	0.07

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	9,806	409,695	1.56

			409,695	1.56

	GENERAL MERCHANDISE STORES
	Target Corp	6,473	352,196	1.34
	Wal-Mart Stores, Inc	4,341	209,236	0.80

			561,432	2.14

	HEALTH SERVICES
*	Caremark Rx, Inc	7,693	342,492	1.31
*	Express Scripts, Inc	7,528	376,249	1.44
	Health Management Associates, Inc (Class A)	9,216	241,275	0.92

			960,016	3.67

	HOLDING AND OTHER INVESTMENT OFFICES		114,000	0.44

	HOTELS AND OTHER LODGING PLACES
	Starwood Hotels & Resorts Worldwide, Inc	7,118	416,901	1.59
	Other		134,384	0.51

			551,285	2.10

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Applied Materials, Inc	16,455	266,242	1.02
*	Dell, Inc	19,053	752,784	2.87
	Other		324,956	1.24

			1,343,982	5.13

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	10,752	556,846	2.13
*	St. Jude Medical, Inc	12,466	543,642	2.07
*	Zimmer Holdings, Inc	6,157	468,979	1.79

			1,569,467	5.99

	INSURANCE AGENTS, BROKERS AND SERVICE		69,998	0.27

	INSURANCE CARRIERS
	Aetna, Inc	2,633	218,065	0.83
	Progressive Corp	2,873	283,881	1.09

			501,946	1.92

	LEATHER AND LEATHER PRODUCTS		120,483	0.46

	MISCELLANEOUS RETAIL
	Staples, Inc	11,026	235,074	0.90
	Other		53,518	0.20

			288,592	1.10

50	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

COMPANY	SHARES	VALUE	% OF NET ASSETS

MOTION PICTURES
News Corp (Class A)	16,744	$270,918	1.03%

		270,918	1.03

NONDEPOSITORY INSTITUTIONS
American Express Co	10,917	581,112	2.22
Other		205,283	0.78

		786,395	3.00

OIL AND GAS EXTRACTION
Baker Hughes, Inc	4,765	243,777	0.93
Other		394,784	1.51

		638,561	2.44

PETROLEUM AND COAL PRODUCTS		164,824	0.63

PRIMARY METAL INDUSTRIES		159,951	0.61

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc	2,401	244,950	0.94
Other		184,434	0.70

		429,384	1.64

TRANSPORTATION BY AIR		110,437	0.42

TRANSPORTATION EQUIPMENT
Boeing Co	4,063	268,158	1.02
General Dynamics Corp	1,909	209,112	0.80
United Technologies Corp	7,719	396,371	1.51
Other		137,352	0.53

		1,010,993	3.86

WATER TRANSPORTATION		407,801	1.56

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	12,307	799,955	3.06

		799,955	3.06

WHOLESALE TRADE-NONDURABLE GOODS		34,960	0.13

TOTAL COMMON STOCKS	(Cost $26,129,999)	26,146,791	99.86

TOTAL PORTFOLIO	(Cost $26,129,999)	26,146,791	99.86%
OTHER ASSETS & LIABILITIES, NET		36,960	0.14

NET ASSETS		$26,183,751	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	51

Growth & Income Fund	Summary portfolio of investments (unaudited) June 30, 2005

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES		$382,753	0.81%

	BUILDING MATERIALS AND GARDEN SUPPLIES		174,660	0.37

	BUSINESS SERVICES
	Automatic Data Processing, Inc	10,058	422,134	0.90
	Microsoft Corp	33,200	824,688	1.76
	Other		1,756,477	3.74

			3,003,299	6.40

	CHEMICALS AND ALLIED PRODUCTS
*	Andrx Corp	21,582	438,330	0.93
	Avon Products, Inc	10,470	396,290	0.84
	Gillette Co	13,538	685,429	1.46
	Lilly (Eli) & Co	9,452	526,571	1.12
	Pfizer, Inc	24,304	670,304	1.43
	Schering-Plough Corp	29,700	566,082	1.21
	Wyeth	15,589	693,711	1.48
	Other		2,779,495	5.92

			6,756,212	14.39

	COMMUNICATIONS
	BellSouth Corp	25,165	668,634	1.42
	Sprint Corp	17,855	447,982	0.95
	Other		172,703	0.37

			1,289,319	2.74

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	22,412	1,022,211	2.17
	Citigroup, Inc	17,078	789,516	1.68
	JPMorgan Chase & Co	25,911	915,177	1.95
	Northern Trust Corp	16,190	738,102	1.57
	U.S. Bancorp	20,550	600,060	1.28
	Other		322,238	0.69

			4,387,304	9.34

	EATING AND DRINKING PLACES
*	Brinker International, Inc	19,713	789,506	1.68
	Other		32,213	0.07

			821,719	1.75

	ELECTRIC, GAS, AND SANITARY SERVICES
*	Allegheny Energy, Inc	15,700	395,954	0.84
	Exelon Corp	12,500	641,625	1.37
	Other		366,015	0.78

			1,403,594	2.99

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Analog Devices, Inc	10,002	373,174	0.79
*	Cisco Systems, Inc	38,386	733,556	1.56
	General Electric Co	53,700	1,860,705	3.96
	Intel Corp	17,283	450,395	0.96
	Motorola, Inc	22,500	410,850	0.88

52	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT—(continued)
	Qualcomm, Inc	17,300	$571,073	1.22%
	Other		1,086,368	2.31

			5,486,121	11.68

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc	17,964	968,799	2.06
	Other		268,577	0.57

			1,237,376	2.63

	FOOD STORES		196,009	0.42

	FURNITURE AND HOMEFURNISHINGS STORES
*	Bed Bath & Beyond, Inc	12,134	506,959	1.08
	Other		308,475	0.66

			815,434	1.74

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	9,948	479,494	1.02
	Other		321,018	0.68

			800,512	1.70

	HEALTH SERVICES
*	Coventry Health Care, Inc	6,375	451,031	0.96
*	Express Scripts, Inc	12,166	608,057	1.29
	Other		355,160	0.76

			1,414,248	3.01

	HOLDING AND OTHER INVESTMENT OFFICES		744,676	1.59

	HOTELS AND OTHER LODGING PLACES
	Hilton Hotels Corp	25,264	602,546	1.28
	Other		116,450	0.25

			718,996	1.53

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Dell, Inc	12,423	490,833	1.04
	Hewlett-Packard Co	19,499	458,421	0.98
	Other		831,009	1.77

			1,780,263	3.79

	INSTRUMENTS AND RELATED PRODUCTS
*	Fisher Scientific International, Inc	7,600	493,240	1.05
*	Zimmer Holdings, Inc	4,900	373,233	0.79
	Other		120,625	0.26

			987,098	2.10

	INSURANCE CARRIERS
	American International Group, Inc	19,901	1,156,248	2.46
	Other		341,500	0.73

			1,497,748	3.19

	MISCELLANEOUS RETAIL		343,128	0.73

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	53

Growth & Income Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	MOTION PICTURES
	News Corp (Class A)	22,500	$364,050	0.78%
*	Time Warner, Inc	34,087	569,594	1.21
	Other		375,024	0.80

			1,308,668	2.79

	NONDEPOSITORY INSTITUTIONS
	American Express Co	9,841	523,837	1.12
	Fannie Mae	15,858	926,107	1.97
	SLM Corp	8,188	415,950	0.88

			1,865,894	3.97

	OIL AND GAS EXTRACTION
	EOG Resources, Inc	9,394	533,579	1.14
*	Transocean, Inc	6,914	373,149	0.79
	Other		575,560	1.23

			1,482,288	3.16

	PETROLEUM AND COAL PRODUCTS
	ConocoPhillips	9,716	558,573	1.19
	ExxonMobil Corp	28,034	1,611,114	3.43
	Other		220,204	0.47

			2,389,891	5.09

	PRINTING AND PUBLISHING		447,763	0.95

	RAILROAD TRANSPORTATION		294,354	0.63

	SECURITY AND COMMODITY BROKERS
	Lehman Brothers Holdings, Inc	4,560	452,717	0.96
	Other		224,047	0.48

			676,764	1.44

	TEXTILE MILL PRODUCTS		133,957	0.28

	TOBACCO PRODUCTS
	Altria Group, Inc	28,813	1,863,049	3.97

			1,863,049	3.97

	TRANSPORTATION EQUIPMENT
	Boeing Co	6,600	435,600	0.93
	Northrop Grumman Corp	10,700	591,175	1.26
	Other		230,034	0.49

			1,256,809	2.68

	TRANSPORTATION SERVICES		264,835	0.56

	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson	8,916	579,540	1.23

			579,540	1.23

54	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

COMPANY		VALUE	% OF NET ASSETS

WHOLESALE TRADE-NONDURABLE GOODS		$157,924	0.34%

TOTAL COMMON STOCKS	(Cost $46,527,719)	46,962,205	99.99

TOTAL PORTFOLIO	(Cost $46,527,719)	46,962,205	99.99%
OTHER ASSETS & LIABILITIES, NET		6,426	0.01

NET ASSETS		$46,968,631	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	55

International Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	APPAREL AND OTHER TEXTILE PRODUCTS		$194,157	0.36%

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		157,669	0.29

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Wolseley plc	41,918	879,080	1.62
	Other		48,181	0.09

			927,261	1.71

	BUSINESS SERVICES
	Adecco S.A. (Regd)	24,763	1,123,801	2.08
	Cintra Concesiones de Infraestructuras de Transporte S.A.	65,827	771,457	1.42
	Other		1,012,468	1.87

			2,907,726	5.37

	CHEMICALS AND ALLIED PRODUCTS
	GlaxoSmithKline plc	19,745	477,308	0.88
	Lonza Group AG. (Regd)	18,878	1,043,154	1.93
	Novartis AG. (Regd)	9,773	464,134	0.86
	Reckitt Benckiser plc	25,869	760,221	1.40
	Sanofi-Aventis	17,436	1,428,559	2.64
	Takeda Pharmaceutical Co Ltd	6,400	316,752	0.58
	Other		1,043,642	1.93

			5,533,770	10.22

	COMMUNICATIONS
	Deutsche Telekom AG. (Regd)	16,803	309,708	0.57
	KPN NV	72,598	607,418	1.12
	Vodafone Group plc	241,220	586,714	1.09
	Other		579,254	1.07

			2,083,094	3.85

	DEPOSITORY INSTITUTIONS
	BNP Paribas	4,270	291,760	0.54
*	Bayerische Hypo-und Vereinsbank AG.	57,139	1,482,078	2.74
	Depfa Bank plc	59,743	958,886	1.77
	HSBC Holdings plc (United Kingdom)	34,217	544,366	1.00
	Royal Bank of Scotland Group plc	51,908	1,563,546	2.89
	Shinsei Bank Ltd	70,000	376,017	0.69
	UBS AG. (Regd)	19,765	1,541,265	2.85
	UniCredito Italiano S.p.A.	91,013	480,041	0.89
	Other		1,537,710	2.84

			8,775,669	16.21

	EDUCATIONAL SERVICES		63,977	0.12

	ELECTRIC, GAS, AND SANITARY SERVICES
	Centrica plc	136,253	564,458	1.04
	Other		697,100	1.29

			1,261,558	2.33

56	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

COMPANY	SHARES	VALUE	% OF NET ASSETS

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
Kyocera Corp	4,800	$366,223	0.68%
Nokia Oyj	20,675	344,154	0.63
Other		1,429,373	2.64

		2,139,750	3.95

FABRICATED METAL PRODUCTS		142,616	0.26

FOOD AND KINDRED PRODUCTS
Groupe Danone	8,596	753,456	1.39
Nisshin Oillio Group Ltd	74,000	413,731	0.77
Other		320,524	0.59

		1,487,711	2.75

FOOD STORES
Tesco plc	182,501	1,040,149	1.92
Other		66,136	0.12

		1,106,285	2.04

FURNITURE AND HOMEFURNISHINGS STORES		142,112	0.26

GENERAL BUILDING CONTRACTORS		330,446	0.61

HEAVY CONSTRUCTION EXCEPT BUILDING
Vinci S.A	19,902	1,654,612	3.05

		1,654,612	3.05

HOLDING AND OTHER INVESTMENT OFFICES
Nobel Biocare Holding AG.	6,598	1,336,706	2.47
Orient Corp	152,000	538,128	0.99
Other		492,203	0.91

		2,367,037	4.37

HOTELS AND OTHER LODGING PLACES
Accor S.A.	38,420	1,797,213	3.32

		1,797,213	3.32

INDUSTRIAL MACHINERY AND EQUIPMENT
Rheinmetall AG.	24,222	1,220,479	2.25
Other		715,162	1.32

		1,935,641	3.57

INSTRUMENTS AND RELATED PRODUCTS		144,526	0.27

INSURANCE CARRIERS		611,244	1.13

METAL MINING		165,660	0.30

MISCELLANEOUS RETAIL		159,388	0.29

NONDEPOSITORY INSTITUTIONS
Deutsche Postbank AG.	16,486	807,344	1.49
Hypo Real Estate Holding	21,737	823,528	1.52
Other		62,297	0.12

		1,693,169	3.13

OIL AND GAS EXTRACTION		443,149	0.82

PAPER AND ALLIED PRODUCTS		452,606	0.84

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	57

International Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	PETROLEUM AND COAL PRODUCTS
	BP plc	91,415	$951,087	1.76%
	ENI S.p.A.	41,189	1,058,773	1.96
	Fortum Oyj	95,880	1,538,021	2.84
	Repsol YPF S.A.	17,909	454,683	0.84
	Royal Dutch Petroleum Co	7,680	499,474	0.92
	Total S.A.	1,214	284,188	0.52
	Other		404,903	0.75

			5,191,129	9.59

	PRIMARY METAL INDUSTRIES
	BHP Billiton Ltd	28,055	383,641	0.71
	NEOMAX Co Ltd	19,000	418,766	0.77
	Other		78,651	0.15

			881,058	1.63

	PRINTING AND PUBLISHING
	Reed Elsevier NV	25,077	349,097	0.65
	Reed Elsevier plc	58,448	558,480	1.03
	Other		86,495	0.16

			994,072	1.84

	RAILROAD TRANSPORTATION		147,402	0.27

	REAL ESTATE		327,985	0.60

	SECURITY AND COMMODITY BROKERS
	Julius Baer Holding AG.	6,326	387,135	0.71
	Other		294,893	0.55

			682,028	1.26

	STONE, CLAY, AND GLASS PRODUCTS
	Holcim Ltd (Regd)	25,907	1,574,103	2.91
	Other		540,009	0.99

			2,114,112	3.90

	TRANSPORTATION BY AIR		92,555	0.17

	TRANSPORTATION EQUIPMENT
	DaimlerChrysler AG. (Regd)	24,142	977,293	1.81
*	Fiat S.p.A.	165,833	1,201,836	2.22
	Toyota Motor Corp	17,900	639,352	1.18
	Other		250,958	0.46

			3,069,439	5.67

	TRANSPORTATION SERVICES		454	0.00

	TRUCKING AND WAREHOUSING		135,093	0.25

	WATER TRANSPORTATION		275,530	0.51

	WHOLESALE TRADE-DURABLE GOODS
	Terumo Corp	11,600	334,053	0.62
	Other		130,696	0.24

			464,749	0.86

58	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

COMPANY	SHARES	VALUE	% OF NET ASSETS

WHOLESALE TRADE-NONDURABLE GOODS
Altana AG.	14,985	$855,938	1.58%

		855,938	1.58

TOTAL COMMON STOCKS	(Cost $52,255,181)	53,909,590	99.55

TOTAL PORTFOLIO	(Cost $52,255,181)	53,909,590	99.55%
OTHER ASSETS & LIABILITIES, NET		241,376	0.45

NET ASSETS		$54,150,966	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	59

Stock Index Fund	Summary portfolio of investments (unaudited) June 30, 2005

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS		$22,054	0.02%

	AGRICULTURAL PRODUCTION-LIVESTOCK		13,755	0.01

	AMUSEMENT AND RECREATION SERVICES		296,882	0.21

	APPAREL AND ACCESSORY STORES		987,814	0.68

	APPAREL AND OTHER TEXTILE PRODUCTS		239,656	0.17

	AUTO REPAIR, SERVICES AND PARKING		111,262	0.08

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		268,845	0.19

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	22,828	888,009	0.62
			582,334	0.40

			1,470,343	1.02

	BUSINESS SERVICES
	Microsoft Corp	97,994	2,434,171	1.69
*	Oracle Corp	40,197	530,600	0.37
	Other		7,042,109	4.88

			10,006,880	6.94

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories	16,401	803,813	0.56
*	Amgen, Inc	13,182	796,984	0.55
	Bristol-Myers Squibb Co	20,671	516,362	0.36
	Lilly (Eli) & Co	10,377	578,103	0.40
	Merck & Co, Inc	23,299	717,609	0.50
	Pfizer, Inc	78,628	2,168,560	1.50
	Procter & Gamble Co	26,377	1,391,387	0.96
	Wyeth	14,217	632,656	0.44
	Other		6,154,587	4.27

			13,760,061	9.54

	COAL MINING		216,969	0.15

	COMMUNICATIONS
	BellSouth Corp	19,431	516,282	0.36
*	Comcast Corp (Class A)	21,672	665,330	0.46
	SBC Communications, Inc	35,066	832,818	0.58
	Verizon Communications, Inc	29,262	1,011,002	0.70
	Other		3,010,480	2.09

			6,035,912	4.19

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	42,525	1,939,565	1.35
	Citigroup, Inc	55,010	2,543,112	1.76
	JPMorgan Chase & Co	37,210	1,314,257	0.91
	U.S. Bancorp	19,380	565,896	0.39
	Wachovia Corp	16,669	826,782	0.57
	Wells Fargo & Co	17,842	1,098,710	0.76
	Other		5,830,544	4.05

			14,118,866	9.79

60	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	EATING AND DRINKING PLACES		$1,017,827	0.71%

	EDUCATIONAL SERVICES		285,307	0.20

	ELECTRIC, GAS, AND SANITARY SERVICES		5,627,477	3.90

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	68,411	1,307,334	0.91
d	General Electric Co	112,154	3,886,136	2.69
	Intel Corp	65,275	1,701,067	1.18
	Qualcomm, Inc	17,334	572,195	0.40
	Other		4,737,185	3.29

			12,203,917	8.47

	ENGINEERING AND MANAGEMENT SERVICES		915,010	0.63

	FABRICATED METAL PRODUCTS		458,042	0.32

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	22,024	919,502	0.64
	PepsiCo, Inc	17,709	955,046	0.66
	Other		2,162,910	1.50

			4,037,458	2.80

	FOOD STORES		578,172	0.40

	FORESTRY		192,811	0.13

	FURNITURE AND FIXTURES		545,689	0.38

	FURNITURE AND HOMEFURNISHINGS STORES		600,469	0.42

	GENERAL BUILDING CONTRACTORS		788,662	0.55

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc	26,633	1,283,711	0.89
	Other		1,539,810	1.07

			2,823,521	1.96

	HEALTH SERVICES		1,650,777	1.14

	HEAVY CONSTRUCTION, EXCEPT BUILDING		8,317	0.01

	HOLDING AND OTHER INVESTMENT OFFICES
	SPDR Trust Series 1	10,250	1,221,595	0.85
	Other		3,926,993	2.72

			5,148,588	3.57

	HOTELS AND OTHER LODGING PLACES		616,561	0.43

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	8,138	588,377	0.41
*	Dell, Inc	26,067	1,029,907	0.71
	Hewlett-Packard Co	30,695	721,639	0.50
d	International Business Machines Corp	17,060	1,265,852	0.88
	Other		3,922,560	2.72

			7,528,335	5.22

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	61

Stock Index Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	12,790	$662,394	0.46%
	Other		3,777,973	2.62

			4,440,367	3.08

	INSURANCE AGENTS, BROKERS AND SERVICE		634,132	0.44

	INSURANCE CARRIERS
	American International Group, Inc	24,265	1,409,797	0.98
	UnitedHealth Group, Inc	13,390	698,155	0.48
	Other		4,864,489	3.38

			6,972,441	4.84

	JUSTICE, PUBLIC ORDER AND SAFETY		18,480	0.01

	LEATHER AND LEATHER PRODUCTS		187,078	0.13

	LEGAL SERVICES		16,323	0.01

	LOCAL AND INTERURBAN PASSENGER TRANSIT		26,607	0.02

	LUMBER AND WOOD PRODUCTS		54,371	0.04

	METAL MINING		397,550	0.28

	MISCELLANEOUS MANUFACTURING INDUSTRIES		345,300	0.24

	MISCELLANEOUS RETAIL		1,776,951	1.23

	MOTION PICTURES
*	Time Warner, Inc	48,510	810,602	0.56
	Walt Disney Co	21,637	544,820	0.38
	Other		774,718	0.54

			2,130,140	1.48

	NONDEPOSITORY INSTITUTIONS
	American Express Co	11,568	615,765	0.43
	Fannie Mae	10,236	597,782	0.41
	Other		1,897,125	1.32

			3,110,672	2.16

	NONMETALLIC MINERALS, EXCEPT FUELS		100,467	0.07

	OIL AND GAS EXTRACTION		3,555,740	2.47

	PAPER AND ALLIED PRODUCTS		870,742	0.60

	PERSONAL SERVICES		256,645	0.18

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	22,188	1,240,753	0.86
	ConocoPhillips	14,690	844,528	0.59
	ExxonMobil Corp	67,315	3,868,593	2.68
	Other		889,387	0.62

			6,843,261	4.75

	PRIMARY METAL INDUSTRIES		937,473	0.65

	PRINTING AND PUBLISHING		1,617,491	1.12

	RAILROAD TRANSPORTATION		638,528	0.44

	REAL ESTATE		156,500	0.11

62	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Stock Index Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		$144,274	0.10%

	SECURITY AND COMMODITY BROKERS
	Merrill Lynch & Co, Inc	9,968	548,340	0.38
	Morgan Stanley	11,587	607,970	0.42
	Other		1,875,902	1.30

			3,032,212	2.10

	SOCIAL SERVICES		20,982	0.01

	SPECIAL TRADE CONTRACTORS		49,062	0.03

	STONE, CLAY, AND GLASS PRODUCTS		155,717	0.11

	TEXTILE MILL PRODUCTS		8,610	0.01

	TOBACCO PRODUCTS
	Altria Group, Inc	21,899	1,415,989	0.98
	Other		190,279	0.13

			1,606,268	1.11

	TRANSPORTATION BY AIR		498,345	0.34

	TRANSPORTATION EQUIPMENT
	Boeing Co	8,739	576,774	0.40
	United Technologies Corp	10,824	555,812	0.39
	Other		2,154,939	1.49

			3,287,525	2.28

	TRANSPORTATION SERVICES		178,056	0.12

	TRUCKING AND WAREHOUSING		624,884	0.43

	WATER TRANSPORTATION		65,657	0.04

	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson	31,443	2,043,795	1.42
	Other		623,175	0.43

			2,666,970	1.85

	WHOLESALE TRADE-NONDURABLE GOODS		1,423,738	0.99

	TOTAL COMMON STOCKS	(Cost $141,147,219)	141,425,798	98.10

	ISSUER	PRINCIPAL
	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
d	Federal Home Loan Bank (FHLB) 2.950%, 07/01/05	$2,580,000	2,580,000	1.79

	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,580,000)	2,580,000	1.79

	TOTAL PORTFOLIO	(Cost $143,727,219)	144,005,798	99.89%
	OTHER ASSETS & LIABILITIES, NET		154,354	0.11

	NET ASSETS		$144,160,152	100.00%

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	63

Social Choice Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES		$190,721	0.68%

	APPAREL AND OTHER TEXTILE PRODUCTS		21,517	0.08

	AUTO REPAIR, SERVICES AND PARKING		5,574	0.02

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		24,568	0.09

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc	7,028	273,389	0.97
	Lowe's Cos	2,400	139,728	0.50

			413,117	1.47

	BUSINESS SERVICES
	Microsoft Corp	24,700	613,548	2.18
	Other		1,193,283	4.24

			1,806,831	6.42

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc	4,511	272,735	0.97
	Gillette Co	3,814	193,103	0.69
	Merck & Co, Inc	7,294	224,655	0.80
	Procter & Gamble Co	8,438	445,105	1.58
	Other		1,223,262	4.34

			2,358,860	8.38

	COMMUNICATIONS
	BellSouth Corp	5,800	154,106	0.55
*	Comcast Corp (Class A)	5,229	160,530	0.57
	SBC Communications, Inc	12,448	295,640	1.05
	Verizon Communications, Inc	8,976	310,121	1.10
	Other		405,665	1.44

			1,326,062	4.71

	DEPOSITORY INSTITUTIONS
	JPMorgan Chase & Co	13,700	483,884	1.72
	U.S. Bancorp	9,700	283,240	1.01
	Wachovia Corp	7,000	347,200	1.23
	Washington Mutual, Inc	5,300	215,657	0.77
	Wells Fargo & Co	6,700	412,586	1.46
	Other		1,064,864	3.78

			2,807,431	9.97

	EATING AND DRINKING PLACES
	McDonald's Corp	8,266	229,381	0.81
	Other		33,801	0.12

			263,182	0.93

	EDUCATIONAL SERVICES		3,661	0.01

	ELECTRIC, GAS, AND SANITARY SERVICES
	Kinder Morgan, Inc	1,615	134,368	0.48
	Other		1,405,073	4.99

			1,539,441	5.47

64	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Cisco Systems, Inc	17,800	$340,158	1.21%
	Emerson Electric Co	3,178	199,038	0.71
	Intel Corp	18,347	478,123	1.70
	Qualcomm, Inc	4,600	151,846	0.54
	Texas Instruments, Inc	4,974	139,620	0.49
	Other		583,893	2.07

			1,892,678	6.72

	ENGINEERING AND MANAGEMENT SERVICES		143,385	0.51

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc	1,901	151,472	0.54
	Other		32,243	0.11

			183,715	0.65

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co	7,600	317,300	1.13
	PepsiCo, Inc	6,321	340,892	1.21
	Other		334,752	1.19

			992,944	3.53

	FOOD STORES		165,543	0.59

	FURNITURE AND FIXTURES		213,803	0.76

	FURNITURE AND HOMEFURNISHINGS STORES		101,361	0.36

	GENERAL BUILDING CONTRACTORS		171,184	0.61

	GENERAL MERCHANDISE STORES
	Target Corp	3,100	168,671	0.60
	Other		246,489	0.87

			415,160	1.47

	HEALTH SERVICES		273,565	0.97

	HOLDING AND OTHER INVESTMENT OFFICES		649,255	2.31

	HOTELS AND OTHER LODGING PLACES		39,822	0.14

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co	4,166	301,202	1.07
*	Dell, Inc	7,100	280,521	1.00
	Hewlett-Packard Co	9,119	214,388	0.76
	International Business Machines Corp	4,700	348,740	1.24
	Other		654,834	2.32

			1,799,685	6.39

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc	4,466	231,294	0.82
	Other		811,988	2.89

			1,043,282	3.71

	INSURANCE AGENTS, BROKERS AND SERVICE		180,569	0.64

	INSURANCE CARRIERS
	American International Group, Inc	6,600	383,460	1.36
	Prudential Financial, Inc	2,550	167,433	0.60

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	65

Social Choice Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	INSURANCE CARRIERS—(continued)

	UnitedHealth Group, Inc	4,544	$236,924	0.84%
*	WellPoint, Inc	2,012	140,116	0.50
	Other		743,651	2.64

			1,671,584	5.94

	LEATHER AND LEATHER PRODUCTS		30,347	0.11

	LUMBER AND WOOD PRODUCTS		3,976	0.01

	METAL MINING		37,400	0.13

	MISCELLANEOUS MANUFACTURING INDUSTRIES		47,551	0.17

	MISCELLANEOUS RETAIL
	Walgreen Co	3,500	160,965	0.57
	Other		248,115	0.88

			409,080	1.45

	MOTION PICTURES
*	Time Warner, Inc	13,364	223,312	0.79
	Walt Disney Co	7,767	195,573	0.69
	Other		105,635	0.38

			524,520	1.86

	NONDEPOSITORY INSTITUTIONS
	American Express Co	5,053	268,971	0.96
	Fannie Mae	3,200	186,880	0.66
	Freddie Mac	3,200	208,736	0.74
	MBNA Corp	5,571	145,737	0.52
	Other		358,855	1.27

			1,169,179	4.15

	NONMETALLIC MINERALS, EXCEPT FUELS		62,404	0.22

	OIL AND GAS EXTRACTION
	Anadarko Petroleum Corp	2,106	173,008	0.62
	Apache Corp	2,702	174,549	0.62
	Devon Energy Corp	3,634	184,171	0.65
	EOG Resources, Inc	2,376	134,957	0.48
	Other		753,533	2.67

			1,420,218	5.04

	PAPER AND ALLIED PRODUCTS		198,366	0.70

	PETROLEUM AND COAL PRODUCTS		298,594	1.06

	PRIMARY METAL INDUSTRIES		250,975	0.89

	PRINTING AND PUBLISHING		260,504	0.93

	RAILROAD TRANSPORTATION		98,608	0.35

	REAL ESTATE		654	0.00

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		7,199	0.03

	SECURITY AND COMMODITY BROKERS
	Merrill Lynch & Co, Inc	3,836	211,018	0.75
	Other		377,080	1.34

			588,098	2.09

66	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

COMPANY	SHARES	VALUE	% OF NET ASSETS

SPECIAL TRADE CONTRACTORS		$4,558	0.02%

STONE, CLAY, AND GLASS PRODUCTS		19,828	0.07

TEXTILE MILL PRODUCTS		8,610	0.03

TRANSPORTATION BY AIR		176,316	0.63

TRANSPORTATION EQUIPMENT		289,536	1.03

TRANSPORTATION SERVICES		25,649	0.09

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)	2,444	169,027	0.60

		169,027	0.60

WATER TRANSPORTATION		27,178	0.10

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson	10,836	704,340	2.50
Other		185,154	0.66

		889,494	3.16

WHOLESALE TRADE-NONDURABLE GOODS		308,946	1.10

TOTAL COMMON STOCKS	(Cost $29,573,793)	28,025,315	99.55

TOTAL PORTFOLIO	(Cost $29,573,793)	28,025,315	99.55%
OTHER ASSETS & LIABILITIES, NET		126,807	0.45

NET ASSETS		$28,152,122	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	67

Large-Cap Value Fund	Summary portfolio of investments (unaudited) June 30, 2005

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES		$224,708	0.50%

	APPAREL AND ACCESSORY STORES		204,472	0.45

	APPAREL AND OTHER TEXTILE PRODUCTS		46,394	0.10

	AUTO REPAIR, SERVICES AND PARKING
	Lear Corp	9,965	362,527	0.80

			362,527	0.80

	BUSINESS SERVICES
	Waste Management, Inc	14,797	419,347	0.93
	Other		596,982	1.32

			1,016,329	2.25

	CHEMICALS AND ALLIED PRODUCTS
	Dow Chemical Co	7,603	338,562	0.75
	Merck & Co, Inc	12,049	371,109	0.82
	Pfizer, Inc	36,686	1,011,800	2.24
*	Rhodia S.A. (Spon ADR)	194,092	345,484	0.77
	Wyeth	15,340	682,630	1.51
	Other		1,334,294	2.95

			4,083,879	9.04

	COAL MINING		2,316	0.01

	COMMUNICATIONS
	BellSouth Corp	17,905	475,736	1.05
	SBC Communications, Inc	14,295	339,506	0.75
	Sprint Corp	17,178	430,996	0.95
	Verizon Communications, Inc	21,757	751,704	1.67
	Other		445,142	0.99

			2,443,084	5.41

	DEPOSITORY INSTITUTIONS
	Bank of America Corp	29,779	1,358,220	3.01
	Citigroup, Inc	43,540	2,012,854	4.46
	Fifth Third Bancorp	9,965	410,658	0.91
	Hudson City Bancorp, Inc	40,691	464,284	1.03
	JPMorgan Chase & Co	40,838	1,442,398	3.19
	Northern Trust Corp	10,113	461,052	1.02
	SunTrust Banks, Inc	6,769	488,993	1.08
	Wells Fargo & Co	14,345	883,365	1.96
	Other		916,950	2.03

			8,438,774	18.69

	EATING AND DRINKING PLACES
*	Brinker International, Inc	16,853	674,963	1.50

			674,963	1.50

	ELECTRIC, GAS, AND SANITARY SERVICES
*	Allegheny Energy, Inc	19,734	497,691	1.10
	Exelon Corp	6,652	341,447	0.76

68	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES—(continued)
	PPL Corp	6,759	$401,349	0.89%
	Other		1,694,620	3.75

			2,935,107	6.50

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
*	Alstom	366,339	363,677	0.81
	General Electric Co	15,244	528,205	1.17
	Other		868,000	1.92

			1,759,882	3.90

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc	3,966	316,011	0.70

			316,011	0.70

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Enterprises, Inc	19,502	429,239	0.95
	Other		275,590	0.61

			704,829	1.56

	FOOD STORES
*	Kroger Co	18,132	345,052	0.76

			345,052	0.76

	GENERAL MERCHANDISE STORES		18,996	0.04

	HEALTH SERVICES
*	Tenet Healthcare Corp	30,072	368,081	0.81

			368,081	0.81

	HOLDING AND OTHER INVESTMENT OFFICES
	Honeywell International, Inc	18,656	683,369	1.51
	Other		950,691	2.11

			1,634,060	3.62

	HOTELS AND OTHER LODGING PLACES
	Accor S.A.	7,310	341,948	0.76
*	Great Wolf Resorts, Inc		160,822	0.35

			502,770	1.11

	INDUSTRIAL MACHINERY AND EQUIPMENT
	Hewlett-Packard Co	42,231	992,851	2.20
	Other		744,279	1.65

			1,737,130	3.85

	INSTRUMENTS AND RELATED PRODUCTS
*	Boston Scientific Corp	11,809	318,843	0.70
	Raytheon Co	9,455	369,880	0.82

			688,723	1.52

	INSURANCE AGENTS, BROKERS AND SERVICE
	Marsh & McLennan Cos, Inc	25,050	693,885	1.54

			693,885	1.54

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	69

Large-Cap Value Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	INSURANCE CARRIERS
	American International Group, Inc	14,425	$838,093	1.86%
	St. Paul Travelers Cos, Inc	19,440	768,463	1.70
	Other		654,054	1.45

			2,260,610	5.01

	MISCELLANEOUS RETAIL
*	Sears Holdings Corp	5,428	813,494	1.80
	Other		158,532	0.35

			972,026	2.15

	MOTION PICTURES
*	Time Warner, Inc	62,995	1,052,646	2.33
	Other		292,402	0.65

			1,345,048	2.98

	NONDEPOSITORY INSTITUTIONS
	Fannie Mae	14,200	829,280	1.84
	MBNA Corp	21,428	560,556	1.24
	Other		269,185	0.59

			1,659,021	3.67

	OIL AND GAS EXTRACTION
	Devon Energy Corp	7,463	378,225	0.84
	Schlumberger Ltd	4,748	360,563	0.80
			368,820	0.81

			1,107,608	2.45

	PAPER AND ALLIED PRODUCTS		520,585	1.15

	PETROLEUM AND COAL PRODUCTS
	ChevronTexaco Corp	20,689	1,156,929	2.56
	ConocoPhillips	7,270	417,952	0.93
	ExxonMobil Corp	41,291	2,372,994	5.25
	Other		170,571	0.38

			4,118,446	9.12

	PRIMARY METAL INDUSTRIES		57,709	0.13

	PRINTING AND PUBLISHING
	Viacom, Inc (Class B)	27,273	873,281	1.93

			873,281	1.93

	REAL ESTATE		9,798	0.02

	SECURITY AND COMMODITY BROKERS
	Morgan Stanley	15,136	794,186	1.76
	Other		314,550	0.70

			1,108,736	2.46

	STONE, CLAY, AND GLASS PRODUCTS		12,488	0.03

	TOBACCO PRODUCTS
	Altria Group, Inc	15,761	1,019,106	2.26

			1,019,106	2.26

	TRANSPORTATION BY AIR		264,188	0.59

70	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Large-Cap Value Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

COMPANY	SHARES	VALUE	% OF NET ASSETS

TRANSPORTATION EQUIPMENT
Delphi Corp	84,598	$393,381	0.87%
Other		231,162	0.51

		624,543	1.38

TOTAL COMMON STOCKS	(Cost $41,712,309)	45,155,165	99.99

TOTAL PORTFOLIO	(Cost $41,712,309)	45,155,165	99.99%
OTHER ASSETS & LIABILITIES, NET		3,037	0.01

NET ASSETS		$45,158,202	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary of portfolio investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	71

Small-Cap Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS
	Chiquita Brands International, Inc	6,600	$181,236	0.44%
	Other		32,578	0.08

			213,814	0.52

	AMUSEMENT AND RECREATION SERVICES
*	Argosy Gaming Co	3,500	163,135	0.40
	Other		71,795	0.17

			234,930	0.57

	APPAREL AND ACCESSORY STORES
*	Aeropostale, Inc	4,650	156,240	0.38
*	Payless Shoesource, Inc	10,800	207,360	0.50
*	Shoe Carnival, Inc	8,600	187,136	0.45
	Other		625,621	1.51

			1,176,357	2.84

	APPAREL AND OTHER TEXTILE PRODUCTS		187,770	0.45

	AUTO REPAIR, SERVICES AND PARKING		105,369	0.25

	AUTOMOTIVE DEALERS AND SERVICE STATIONS		232,763	0.56

	BUILDING MATERIALS AND GARDEN SUPPLIES		32,026	0.08

	BUSINESS SERVICES
*	Covansys Corp	14,700	188,895	0.46
*	Parametric Technology Corp	35,468	226,286	0.55
	Other		3,442,668	8.32

			3,857,849	9.33

	CHEMICALS AND ALLIED PRODUCTS
*	Connetics Corp	10,770	189,983	0.46
*	First Horizon Pharmaceutical	9,932	189,105	0.46
*	Par Pharmaceutical Cos, Inc	6,500	206,765	0.50
*	WR Grace & Co	20,650	160,864	0.39
	Other		1,569,727	3.79

			2,316,444	5.60

	COAL MINING		38,517	0.09

	COMMUNICATIONS		810,502	1.96

	DEPOSITORY INSTITUTIONS
	First Bancorp (Puerto Rico)	4,500	180,675	0.44
	Oriental Financial Group, Inc	12,400	189,224	0.46
	Other		3,810,517	9.21

			4,180,416	10.11

	EATING AND DRINKING PLACES
*	CEC Entertainment, Inc	4,350	183,092	0.45
*	Papa John’s International, Inc	4,256	170,112	0.41
	Other		401,663	0.97

			754,867	1.83

	EDUCATIONAL SERVICES		29,673	0.07

72	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	New Jersey Resources Corp	4,500	$217,125	0.52%
	WGL Holdings, Inc	6,100	205,204	0.50
	Other		787,143	1.90

			1,209,472	2.92

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Imation Corp	5,600	217,224	0.52
*	Integrated Device Technology, Inc	14,554	156,456	0.38
*	Silicon Image, Inc	17,950	184,167	0.45
*	Synaptics, Inc	9,300	198,648	0.48
	Other		1,897,572	4.59

			2,654,067	6.42

	ENGINEERING AND MANAGEMENT SERVICES
*	Lifecell Corp	11,661	184,360	0.45
	Other		695,858	1.68

			880,218	2.13

	FABRICATED METAL PRODUCTS		346,372	0.84

	FOOD AND KINDRED PRODUCTS		296,522	0.72

	FOOD STORES		176,136	0.43

	FURNITURE AND FIXTURES		298,230	0.72

	FURNITURE AND HOMEFURNISHINGS STORES		201,300	0.49

	GENERAL BUILDING CONTRACTORS		264,794	0.64

	GENERAL MERCHANDISE STORES		67,159	0.16

	HEALTH SERVICES		617,093	1.49

	HEAVY CONSTRUCTION, EXCEPT BUILDING		11,240	0.03

	HOLDING AND OTHER INVESTMENT OFFICES
	iShares Russell 2000 Index Fund	3,800	242,060	0.58
	iShares S&P SmallCap 600 Index Fund	24,028	1,322,021	3.20
	Saxon Capital, Inc	11,100	189,477	0.46
	Other		2,456,787	5.94

			4,210,345	10.18

	HOTELS AND OTHER LODGING PLACES		258,120	0.62

	INDUSTRIAL MACHINERY AND EQUIPMENT
*	Emulex Corp	9,300	169,818	0.41
*	EnPro Industries, Inc	6,890	198,914	0.48
	Kennametal, Inc	4,600	210,910	0.51
	Other		1,375,751	3.33

			1,955,393	4.73

	INSTRUMENTS AND RELATED PRODUCTS
*	DJ Orthopedics, Inc	6,700	183,781	0.45
*	LeCroy Corp	11,238	154,523	0.37
	Mentor Corp	3,900	161,772	0.39
*	Rofin-Sinar Technologies, Inc	5,700	186,960	0.45
*	Sybron Dental Specialties, Inc	4,300	161,766	0.39
	United Industrial Corp	5,000	178,700	0.43

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	73

Small-Cap Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	INSTRUMENTS AND RELATED PRODUCTS—(continued)
*	Varian, Inc	5,088	$192,276	0.47%
	Other		1,997,838	4.83

			3,217,616	7.78

	INSURANCE AGENTS, BROKERS AND SERVICE		36,833	0.09

	INSURANCE CARRIERS
	Direct General Corp	10,695	199,034	0.48
	UICI	6,200	184,574	0.45
	Other		775,575	1.87

			1,159,183	2.80

	JUSTICE, PUBLIC ORDER AND SAFETY		59,290	0.14

	LEATHER AND LEATHER PRODUCTS		100,760	0.24

	LEGAL SERVICES		8,360	0.02

	LUMBER AND WOOD PRODUCTS		55,648	0.13

	METAL MINING		98,950	0.24

	MISCELLANEOUS MANUFACTURING INDUSTRIES		270,662	0.65

	MISCELLANEOUS RETAIL		398,442	0.96

	MOTION PICTURES		23,517	0.06

	NONDEPOSITORY INSTITUTIONS		614,266	1.49

	NONMETALLIC MINERALS, EXCEPT FUELS		16,415	0.04

	OIL AND GAS EXTRACTION
	Berry Petroleum Co (Class A)	3,200	169,216	0.41
*	Cheniere Energy, Inc	5,000	155,500	0.38
*	Cal Dive International, Inc	3,956	207,176	0.50
	Other		934,939	2.26

			1,466,831	3.55

	PAPER AND ALLIED PRODUCTS		205,120	0.50

	PERSONAL SERVICES
	Jackson Hewitt Tax Service, Inc	8,500	200,940	0.49
	Other		34,884	0.08

			235,824	0.57

	PETROLEUM AND COAL PRODUCTS
	Frontier Oil Corp	5,200	152,620	0.37
	Other		173,098	0.42

			325,718	0.79

	PRIMARY METAL INDUSTRIES
*	Lone Star Technologies, Inc	4,000	182,000	0.44
*	RTI International Metals, Inc	6,400	201,024	0.48
	Other		743,529	1.80

			1,126,553	2.72

	PRINTING AND PUBLISHING		544,918	1.32

	RAILROAD TRANSPORTATION		54,438	0.13

74	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Small-Cap Equity Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	REAL ESTATE
*	Alderwoods Group, Inc	12,800	$183,936	0.45%
*	Jones Lang LaSalle, Inc	4,200	185,766	0.45
	Other		108,725	0.26

			478,427	1.16

	RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
*	Goodyear Tire & Rubber Co	12,700	189,230	0.46
	Other		118,588	0.28

			307,818	0.74

	SECURITY AND COMMODITY BROKERS		106,715	0.26

	SOCIAL SERVICES		21,708	0.05

	SPECIAL TRADE CONTRACTORS		164,140	0.40

	STONE, CLAY, AND GLASS PRODUCTS		64,232	0.15

	TEXTILE MILL PRODUCTS		12,915	0.03

	TOBACCO PRODUCTS		8,756	0.02

	TRANSPORTATION BY AIR		182,634	0.44

	TRANSPORTATION EQUIPMENT		706,404	1.71

	TRANSPORTATION SERVICES
	GATX Corp	4,500	155,250	0.37
	Other		110,984	0.27

			266,234	0.64

	TRUCKING AND WAREHOUSING
*	Universal Truckload Services, Inc	11,717	197,900	0.48
	Other		278,570	0.67

			476,470	1.15

	WATER TRANSPORTATION		9,020	0.02

	WHOLESALE TRADE-DURABLE GOODS
	Agilysys, Inc	10,007	157,110	0.38
	Other		397,416	0.96

			554,526	1.34

	WHOLESALE TRADE-NONDURABLE GOODS		342,562	0.83

	TOTAL COMMON STOCKS	(Cost $38,909,308)	41,339,663	99.94

	TOTAL PORTFOLIO	(Cost $38,909,308)	41,339,663	99.94%
	OTHER ASSETS & LIABILITIES, NET		24,011	0.06

	NET ASSETS		$41,363,674	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary of portfolio investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	75

Real Estate Securities Fund	Summary portfolio of investments (unaudited) June 30, 2005

	COMPANY	SHARES	VALUE	% OF NET ASSETS

	PREFERRED STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES		$379,500	0.55%

	TOTAL PREFERRED STOCKS	(Cost $375,000)	379,500	0.55

	COMMON STOCKS
	HOLDING AND OTHER INVESTMENT OFFICES
	Affordable Residential Communities	53,009	707,670	1.03
	AMB Property Corp	12,300	534,189	0.77
	Archstone-Smith Trust	48,000	1,853,760	2.68
	AvalonBay Communities, Inc	10,500	848,400	1.23
	Bimini Mortgage Management, Inc (Class A)	93,080	1,312,428	1.90
	BioMed Realty Trust, Inc	67,205	1,602,839	2.32
	Boston Properties, Inc	21,800	1,526,000	2.21
	Centerpoint Properties Trust	15,000	634,500	0.92
*	Columbia Equity Trust Inc	50,000	767,500	1.11
*	Deerfield Triarc Capital Corp	105,000	1,647,450	2.39
	Developers Diversified Realty Corp	26,200	1,204,152	1.74
	Diamondrock Hospitality Co	195,246	2,206,280	3.19
	Duke Realty Corp	30,000	949,800	1.38
	ECC Capital Corp	181,000	1,205,460	1.75
	Equity Residential	38,434	1,415,140	2.05
	Essex Property Trust, Inc	7,000	581,420	0.84
	Extra Space Storage, Inc	83,059	1,190,235	1.72
	Feldman Mall Properties, Inc	56,000	781,200	1.13
	General Growth Properties, Inc	32,103	1,319,112	1.91
v	Gramercy Capital	50,000	1,223,000	1.77
v*	GSC Capital Corp	20,000	500,000	0.72
	Hersha Hospitality Trust	68,898	657,287	0.95
	HomeBanc Corp	73,000	663,570	0.96
	Host Marriott Corp	70,000	1,225,000	1.77
	iStar Financial, Inc	14,000	582,260	0.84
	Kimco Realty Corp	14,000	824,740	1.19
*	KKR Financial Corp	111,000	2,775,000	4.02
	LaSalle Hotel Properties	17,000	557,770	0.81
	Macerich Co	16,300	1,092,915	1.58
	Mills Corp	16,800	1,021,272	1.48
	Monmouth REIT (Class A)	114,000	951,900	1.38
	MortgageIT Holdings, Inc	32,000	584,000	0.85
	Newcastle Investment Corp	22,000	663,300	0.96
	Novastar Financial, Inc	33,000	1,291,950	1.87
	Pan Pacific Retail Properties, Inc	10,500	696,990	1.01
	Prologis	50,000	2,012,000	2.91
	Public Storage, Inc	24,000	1,518,000	2.20
	Reckson Associates Realty Corp	36,000	1,207,800	1.75
	Simon Property Group, Inc	25,000	1,812,250	2.62
	Sizeler Property Investors	61,560	812,592	1.18
	Sunstone Hotel Investors, Inc	54,438	1,320,666	1.91
	United Dominion Realty Trust, Inc	29,700	714,285	1.03
	Vornado Realty Trust	24,053	1,933,861	2.80
	Other		9,886,998	14.32

			58,816,941	85.15

76	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Real Estate Securities Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

	COMPANY	SHARES	VALUE	% OF NET ASSETS
	HOTELS AND OTHER LODGING PLACES
*	Fairmont Hotels & Resorts	16,500	$574,695	0.83%
*	Great Wolf Resorts, Inc	40,000	817,600	1.18
	Hilton Hotels Corp	46,000	1,097,100	1.59
*	Jameson Inns, Inc	351,432	811,808	1.18
*	Lodgian, Inc	90,000	924,300	1.34
	Starwood Hotels & Resorts Worldwide, Inc	57,000	3,338,490	4.83
	Other		307,052	0.45

			7,871,045	11.40

	REAL ESTATE
*	Brookfield Properties Corp	25,000	720,000	1.04
	Other		540,160	0.78

			1,260,160	1.82

	TOTAL COMMON STOCKS	(Cost $62,548,258)	67,948,146	98.37

	TOTAL PORTFOLIO	(Cost $62,923,258)	68,327,646	98.92%
	OTHER ASSETS & LIABILITIES, NET		748,557	1.08

	NET ASSETS		$69,076,203	100.00%

*	Non-income producing
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	77

Bond Fund	Summary portfolio of investments (unaudited) June 30, 2005

ISSUER	RATING†	PRINCIPAL	VALUE	% OF NET ASSETS

BONDS
CORPORATE BONDS
ASSET BACKED
Centex Home Equity Series 2004-C (Class AF5)5.980%, 06/25/34	Aaa	$400,000	$412,264	0.65%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)3.777%, 01/25/22	Aaa	1,000,000	995,161	1.57
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)5.700%, 02/25/34	Baa2	500,000	496,124	0.79
Other			493,377	0.78

			2,396,926	3.79

CHEMICALS AND ALLIED PRODUCTS			103,760	0.16

COMMUNICATIONS			1,019,412	1.61

DEPOSITORY INSTITUTIONS
TRAINS (Secured Note)5.940%, 01/25/07	A3	3,741,535	3,804,692	6.02
TRAINS (Secured Note)6.962%, 01/15/12	A3	3,420,000	3,798,799	6.01
Other			994,697	1.57

			8,598,188	13.60

ELECTRIC, GAS, AND SANITARY SERVICES			522,523	0.83

GENERAL BUILDING CONTRACTORS			200,134	0.31

GENERAL MERCHANDISE STORES			365,016	0.58

HOLDING AND OTHER INVESTMENT OFFICES			101,284	0.16

INSURANCE CARRIERS			308,815	0.49

METAL MINING			198,564	0.31

MOTION PICTURES			213,822	0.34

NONDEPOSITORY INSTITUTIONS			1,041,130	1.65

OIL AND GAS EXTRACTION			316,037	0.50

OTHER MORTGAGE BACKED SECURITIES
Bank of America Alternative Loan Trust6.000%, 08/25/34	Aaa	838,280	853,474	1.35
JP Morgan Chase Commercial Mortgage Securities Corp5.376%, 07/12/37	Aaa	750,000	791,138	1.25
Merrill Lynch Mortgage Trust4.922%, 10/12/41	A	500,000	509,587	0.81

			2,154,199	3.41

PAPER AND ALLIED PRODUCTS			100,170	0.16

PETROLEUM AND COAL PRODUCTS			112,571	0.18

PRIMARY METAL INDUSTRIES			100,669	0.16

PRINTING AND PUBLISHING			111,776	0.18

SECURITY AND COMMODITY BROKERS			417,531	0.66

TRANSPORTATION EQUIPMENT			762,146	1.20

TOTAL CORPORATE BONDS	(Cost $19,307,616)		19,144,673	30.28

78	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Fund	Summary portfolio of investments (unaudited) June 30, 2005	continued

ISSUER	RATING†	PRINCIPAL	VALUE	% OF NET ASSETS

GOVERNMENT BONDS
AGENCY SECURITIES
Federal Farm Credit Bank (FFCB)4.125%, 04/15/09	Aaa	$1,100,000	$1,107,126	1.75%
Federal Home Loan Mortgage Corp (FHLMC)3.500%, 04/28/08	Aaa	500,000	493,667	0.78
FHLMC3.875%, 06/15/08	Aaa	500,000	499,826	0.79
FHLMC7.000%, 03/15/10	Aaa	1,500,000	1,691,007	2.67
FHLMC4.125%, 07/12/10	Aaa	1,000,000	1,003,360	1.59
FHLMC5.875%, 03/21/11	Aa2	1,000,000	1,078,428	1.71
Federal National Mortgage Association (FNMA)3.125%, 07/15/06	Aaa	2,000,000	1,986,193	3.14
FNMA5.250%, 04/15/07	Aaa	2,000,000	2,048,178	3.24
FNMA3.750%, 05/17/07	Aaa	1,000,000	997,362	1.58
FNMA6.470%, 09/25/12	Aaa	500,000	570,065	0.90
FNMA4.625%, 10/15/14	Aaa	400,000	410,818	0.65
FNMA6.210%, 08/06/38	Aaa	340,000	427,702	0.68

			12,313,732	19.48

FOREIGN GOVERNMENT BONDS
Province of Manitoba Canada Note4.450%, 04/12/10	Aa2	1,000,000	1,018,815	1.61
Province of Saskatchewan Canada Deb7.375%, 07/15/13	Aa3	500,000	606,077	0.96
Other			757,101	1.20

			2,381,993	3.77

MORTGAGE BACKED SECURITIES
Federal Home Loan Mortgage Corp Gold (FGLMC)5.000%, 06/01/18		498,139	504,132	0.80
FGLMC5.000%, 02/01/19		618,333	625,606	0.99
FGLMC5.000%, 07/01/33		595,362	596,312	0.94
FGLMC5.000%, 11/01/33		430,535	431,222	0.68
FGLMC6.000%, 11/01/33		810,917	832,055	1.32
FGLMC6.500%, 08/01/34		496,010	513,591	0.81
Federal National Mortgage Association (FNMA)6.294%, 12/01/08		738,149	764,442	1.21
FNMA4.560%, 01/01/15		1,972,823	1,992,394	3.15
FNMA6.000%, 02/01/18		480,403	496,940	0.79
FNMA5.500%, 04/01/18		489,833	503,131	0.80
FNMA5.000%, 01/01/19		1,618,611	1,638,014	2.59
FNMA5.500%, 07/01/24		884,355	902,484	1.43
FNMA5.500%, 07/01/33		1,226,843	1,244,752	1.97
FNMA5.500%, 07/01/33		826,943	839,015	1.33
FNMA4.500%, 08/01/33		438,366	429,467	0.68
FNMA6.000%, 10/01/33		754,203	773,515	1.22
FNMA5.500%, 11/01/33		2,186,260	2,218,173	3.51
FNMA5.000%, 03/01/34		928,054	929,356	1.47
FNMA5.000%, 03/01/34		1,673,060	1,675,408	2.65
FNMA5.500%, 11/01/34		1,416,475	1,436,682	2.27
Government National Mortgage Association (GNMA)5.500%, 07/20/33		668,236	681,714	1.08
GNMA5.000%, 11/15/34		440,230	444,177	0.70
Other			1,298,401	2.05

			21,770,983	34.44

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	79

Bond Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

ISSUER	PRINCIPAL	VALUE	% OF NET ASSETS

U.S. TREASURY SECURITIES
U.S. Treasury Bond8.000%, 11/15/21	$2,170,000	$3,127,165	4.94%
U.S. Treasury Bond5.375%, 02/15/31	384,000	453,300	0.72
U.S. Treasury Note2.625%, 05/15/08	800,000	777,424	1.23
U.S. Treasury Note4.000%, 06/15/09	1,000,000	1,010,750	1.60
U.S. Treasury Note3.625%, 05/15/13	1,250,000	1,234,075	1.95

		6,602,714	10.44

TOTAL GOVERNMENT BONDS	(Cost $42,654,581)	43,069,422	68.13

TOTAL BONDS	(Cost $61,962,197)	62,214,095	98.41

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Bank (FHLB)2.950%, 07/01/05	710,000	710,000	1.12

TOTAL SHORT-TERM INVESTMENTS	(Cost $710,000)	710,000	1.12

TOTAL PORTFOLIO	(Cost $62,672,197)	62,924,095	99.53%
OTHER ASSETS & LIABILITIES, NET		294,236	0.47

NET ASSETS		$63,218,331	100.00%

†	As provided by Moody's Investors Service (unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

80	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Money Market Fund	Summary portfolio of investments (unaudited) June 30, 2005

	ISSUER	PRINCIPAL	VALUE	% OF NET ASSETS

	SHORT-TERM INVESTMENTS
	CERTIFICATES OF DEPOSIT
	American Express Centurion Bank3.2900%, 7/29/05	$750,000	$750,006	1.98%
	Dexia Bank3.345%, 08/29/05	700,000	700,017	1.85
	PNC Bank3.610%, 12/30/05	500,000	500,024	1.33
	Toronto Dominion Bank3.160%, 09/14/05	800,000	800,000	2.12

			2,750,047	7.28

	COMMERICAL PAPER
	ABN Amro North America Finance, Inc3.230%, 09/07/05	475,000	472,102	1.25
	American Honda Finance Corp3.220%, 08/10/05	800,000	797,138	2.11
	Barclays U.S. Funding Corp3.230%, 08/24/05	800,000	796,136	2.11
c	CC (USA), Inc3.350%, 09/19/05	800,000	794,044	2.10
c	Ciesco Lp3.230%, 08/16/05	800,000	796,698	2.11
c	Corporate Asset Funding Corp, Inc3.100%, 07/20/05	800,000	798,679	2.12
c	Dorada Finance, Inc3.160%, 08/01/05	800,000	797,823	2.11
c	Edison Asset Securitization, LLC3.250%, 09/08/05	800,000	795,017	2.11
	FCAR Owner Trust I3.030%, 07/07/05	800,000	799,596	2.12
	General Electric Capital Corp3.180%, 08/22/05	680,000	676,877	1.79
c	Govco, Inc3.055%, 07/19/05	800,000	798,778	2.12
	Greenwich Capital Holdings, Inc3.040%, 07/08/05	600,000	599,645	1.59
c	Greyhawk Funding LLC3.320%, 08/23/05	780,000	776,188	2.06
c	Harrier Finance Funding LLC3.330%, 09/12/05	500,000	496,634	1.32
	HSBC Finance Corp3.000%, 07/01/05	800,000	800,000	2.12
c	Kitty Hawk Funding Corp3.080%, 07/05/05	800,000	799,726	2.12
c	Links Finance LLC3.160%, 08/18/05	800,000	796,629	2.11
	Paccar Financial Corp3.230%, 09/01/05	785,000	780,647	2.07
c	Park Avenue Receivables Corp3.330%, 07/14/05	423,000	422,491	1.12
c	Pepsico, Inc3.260%, 08/09/05	800,000	797,175	2.11
c	Preferred Receivables Funding3.070–3.250%, 07/12/05–07/21/05	790,000	788,957	2.09
c	Proctor & Gamble3.280%, 09/12/05	800,000	794,679	2.10
	Rabobank USA Finance Corp3.250%, 07/15/05	500,000	499,403	1.32
c	Ranger Funding Co LLC3.070–3.220%, 07/6/05–07/20/05	795,000	793,999	2.10
c	Scaldis Capital LLC3.240%, 08/26/05	500,000	497,480	1.32
	Shell Finance (UK) plc3.100%, 08/03/05	800,000	797,727	2.11
c	Sigma Finance, Inc3.100%, 07/26/05	800,000	798,278	2.11
	Societe Generale North America, Inc3.140%, 09/01/05	500,000	497,227	1.32
	UBS Finance, (Delaware), Inc3.125–3.390%, 07/01/05–07/21/05	655,000	654,557	1.73
c	Variable Funding Capital Corp3.050%, 07/07/05	720,000	719,634	1.91

			21,433,964	56.78

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	81

Money Market Fund	Summary portfolio of investments (unaudited) June 30, 2005	concluded

ISSUER	PRINCIPAL	VALUE	% OF NET ASSETS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Bank (FHLB)2.950%–3.400%, 07/1/05–12/16/05	$7,044,000	$7,031,318	18.62%
Federal Home Loan Mortgage Corp (FHLMC)2.990%–3.500%, 07/13/05–01/10/06	3,962,000	3,943,903	10.45
Federal National Mortgage Association (FNMA)3.230%–3.390%, 10/26/05–12/19/05	2,713,000	2,689,818	7.13

		13,665,039	36.20

TOTAL SHORT-TERM INVESTMENTS	(Cost $37,849,050)	37,849,050	100.26

TOTAL PORTFOLIO	(Cost $37,849,050)	37,849,050	100.26%
OTHER ASSETS & LIABILITIES, NET		(97,147)	(0.26)

NET ASSETS		$37,751,903	100.00%

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

82	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

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SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	83

Statements of assets and liabilities (unaudited)	TIAA-CREF Life Funds June 30, 2005

Growth Equity Fund

ASSETS
Portfolio investments, at cost	$26,129,999
Net unrealized appreciation (depreciation) of portfolio investments	16,792
Portfolio investments, at value	26,146,791
Cash	49,836
Cash—foreign (cost of $—, $35, $410,835, $—, and $—, respectively)	—
Receivable from securities transactions	486,231
Receivable for Fund shares sold	—
Dividends and interest receivable	—
Total assets	26,682,858

LIABILITIES
Due to investment advisor	7,407
Income distribution payable	—
Payable for securities transactions	488,335
Payable for Fund shares redeemed	3,365
Payable for variation margin on open futures contracts	—
Total liabilities	499,107
NET ASSETS	$26,183,751

NET ASSETS CONSIST OF:
Paid-in-capital	$65,490,241
Accumulated undistributed net investment income	110,700
Accumulated undistributed net realized loss on total investments	(39,433,982)
Accumulated appreciation (depreciation) on total investments	16,792
NET ASSETS	$26,183,751

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	1,973,598
Net asset value per share	$13.27

84	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	International Equity Fund	Stock Index Fund	Social Choice Equity Fund

$46,527,719	$52,255,181	$143,727,219	$29,573,793
434,486	1,654,409	278,579	(1,548,478)
46,962,205	53,909,590	144,005,798	28,025,315
394,056	38,894	12,172	98,872
44	409,998	—	—
624,711	956,367	10,507	—
—	3,856	—	6,017
67,178	130,191	166,822	25,870
48,048,194	55,448,896	144,195,299	28,156,074

9,781	14,030	10,552	2,476
—	2,673	—	—
1,042,776	1,281,227	—	1,476
27,006	—	3,815	—
—	—	20,780	—
1,079,563	1,297,930	35,147	3,952
$46,968,631	$54,150,966	$144,160,152	$28,152,122

$62,189,703	$68,759,401	$145,780,695	$30,204,983
347,231	769,143	1,207,905	219,840
(16,002,767)	(17,022,459)	(3,090,700)	(724,223)
434,464	1,644,881	262,252	(1,548,478)
$46,968,631	$54,150,966	$144,160,152	$28,152,122

2,297,588	3,208,126	5,482,417	1,246,344
$20.44	$16.88	$26.29	$22.59

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	85

Statements of assets and liabilities (unaudited)	TIAA-CREF Life Funds June 30, 2005

Large-Cap Value Fund

ASSETS
Portfolio investments, at cost	$41,712,309
Net unrealized appreciation of portfolio investments	3,442,856
Portfolio investments, at value	45,155,165
Cash	—
Receivable from securities transactions	928,341
Receivable for Fund shares sold	25,007
Dividends and interest receivable	72,194
Total assets	46,180,707

LIABILITIES
Due to investment advisor	9,406
Due to custodian	427,091
Income distribution payable	—
Payable for securities transactions	586,008
Payable for Fund shares redeemed	—
Total liabilities	1,022,505
NET ASSETS	$45,158,202

NET ASSETS CONSIST OF:
Paid-in-capital	$38,582,966
Accumulated undistributed net investment income	447,581
Accumulated undistributed net realized gain (loss) on total investments	2,684,828
Accumulated appreciation on total investments	3,442,827
NET ASSETS	$45,158,202

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	1,371,867
Net asset value per share	$32.92

86	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

concluded

Small-Cap Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$38,909,308	$62,923,258	$62,672,197	$37,849,050
2,430,355	5,404,388	251,898	—
41,339,663	68,327,646	62,924,095	37,849,050
—	—	9,183	6,782
64,186	5,220,461	—	—
1,725	—	26,030	—
18,348	1,796,455	465,938	8,468
41,423,922	75,344,562	63,425,246	37,864,300

3,969	14,525	6,412	2,276
56,279	1,787,182	—	—
—	—	—	50,424
—	4,466,211	200,503	—
—	441	—	59,697
60,248	6,268,359	206,915	112,397
$41,363,674	$69,076,203	$63,218,331	$37,751,903

$34,824,859	$56,620,237	$61,922,406	$37,751,687
240,822	1,480,421	1,330,366	—
3,867,638	5,571,157	(286,339)	216
2,430,355	5,404,388	251,898	—
$41,363,674	$69,076,203	$63,218,331	$37,751,903

1,252,299	1,924,114	2,474,835	37,751,687
$33.03	$35.90	$25.54	$1.00

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	87

Statements of operations (unaudited)	TIAA-CREF Life Funds For the six months ended June 30, 2005

Growth Equity Fund

INVESTMENT INCOME
Interest	$778
Dividends	136,705
Foreign taxes withheld	(242)
Total income	137,241

EXPENSES
Investment management fees	33,078
Trustee fees and expenses	—
Net expenses	33,078
Net investment income	104,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	(1,027,901)
Futures transactions	—
Foreign currency transactions	—
Net realized gain (loss) on total investments	(1,027,901)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	257,549
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—
Net change in unrealized appreciation (depreciation) on total investments	257,549
Net realized and unrealized loss on total investments	(770,352)
Net decrease in net assets resulting from operations	$(666,189)

88	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund	International Equity Fund	Stock Index Fund	Social Choice Equity Fund

$620	$1,188	$17,630	$108
397,512	954,844	1,231,808	227,695
—	(77,229)	(44)	(194)
398,132	878,803	1,249,394	227,609

53,061	79,237	41,884	9,519
452	—	—	—
53,513	79,237	41,884	9,519
344,619	799,566	1,207,510	218,090

1,292,739	2,645,372	(1,108,371)	(117,283)
(577)	—	3,060	—
(649)	3,625	—	—
1,291,513	2,648,997	(1,105,311)	(117,283)

(1,771,273)	(4,678,946)	(171,686)	(294,269)
(8,846)	—	(29,840)	—
(56)	(16,673)	—	—
(1,780,175)	(4,695,619)	(201,526)	(294,269)
(488,662)	(2,046,622)	(1,306,837)	(411,552)
$(144,043)	$(1,247,056)	$(99,327)	$(193,462)

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	89

Statements of operations (unaudited)	TIAA-CREF Life Funds For the six months ended June 30, 2005

Large-Cap Value Fund

INVESTMENT INCOME
Interest	$943
Dividends	500,540
Foreign taxes withheld	(1,819)
Total income	499,664

EXPENSES
Investment management fees	52,031
Trustee fees and expenses	181
Net expenses	52,212
Net investment income	447,452

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain on:
Portfolio investments	1,403,936
Foreign currency transactions	73
Net realized gain on total investments	1,404,009
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(2,124,229)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(29)
Net change in unrealized appreciation (depreciation) on total investments	(2,124,258)
Net realized and unrealized gain (loss) on total investments	(720,249)
Net increase (decrease) in net assets resulting from operations	$(272,797)

90	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

concluded

Small-Cap Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$1,044	$3,336	$1,340,901	$450,103
255,335	1,318,749	—	—
(258)	(191)	—	—
256,121	1,321,894	1,340,901	450,103

21,392	77,912	30,066	9,710
181	271	453	181
21,573	78,183	30,519	9,891
234,548	1,243,711	1,310,382	440,212

2,889,444	2,828,811	5,224	162
—	—	—	—
2,889,444	2,828,811	5,224	162

(3,654,788)	(377,609)	302,742	—

—	—	—	—
(3,654,788)	(377,609)	302,742	—
(765,344)	2,451,202	307,966	162
$(530,796)	$3,694,913	$1,618,348	$440,374

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	91

Statements of changes in net assets	TIAA-CREF Life Funds June 30, 2005

	Growth Equity Fund
	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004
	(Unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$104,163	$260,156
Net realized gain (loss) on total investments	(1,027,901)	(2,451,353)
Net change in unrealized appreciation (depreciation) on total investments	257,549	3,897,716
Net increase (decrease) from operations	(666,189)	1,706,519

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(253,619)
Total distributions	—	(253,619)

SHAREHOLDER TRANSACTIONS:
Seed money redemptions	—	—
Subscriptions	1,775,693	5,599,580
Reinvestment of distributions	—	253,619
Redemptions	(3,207,405)	(7,343,723)
Net increase (decrease) from shareholder transactions	(1,431,712)	(1,490,524)
Net increase (decrease) in net assets	(2,097,901)	(37,624)

NET ASSETS
Beginning of period	28,281,652	28,319,276
End of period	$26,183,751	$28,281,652

Accumulated undistributed (distributions in excess of) net investment income included in net assets	$110,700	$6,537

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	2,082,237	2,198,997
Seed money shares redeemed	—	—
Shares sold	134,679	432,147
Shares issued in reinvestment of distributions	—	18,649
Shares redeemed	(243,318)	(567,556)
Total net increase (decrease) in shares outstanding	(108,639)	(116,760)
Shares outstanding, end of period	1,973,598	2,082,237

92	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund		International Equity Fund
For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004
(Unaudited)		(Unaudited)

$ 344,619	$749,338	$799,566	$886,026
1,291,513	4,135,812	2,648,997	8,883,107

(1,780,175)	(540,875)	(4,695,619)	(1,895,099)
(144,043)	4,344,275	(1,247,056)	7,874,034

—	(738,786)	—	(954,901)
—	(738,786)	—	(954,901)

—	(2,905,000)	—	(12,999,000)
2,299,558	6,706,758	7,537,775	17,158,339
—	738,786	—	954,901
(2,935,293)	(4,800,658)	(4,291,001)	(7,761,088)
(635,735)	(260,114)	3,246,774	(2,646,848)
(779,778)	3,345,375	1,999,718	4,272,285

47,748,409	44,403,034	52,151,248	47,878,963
$46,968,631	$47,748,409	$54,150,966	$52,151,248

$ 347,231	$2,612	$769,143	$(30,423)

2,330,005	2,346,072	3,023,544	3,206,229
—	(150,073)	—	(834,901)
113,044	346,567	436,302	1,102,472
—	36,038	—	55,777
(145,461)	(248,599)	(251,720)	(506,033)
(32,417)	(16,067)	184,582	(182,685)
2,297,588	2,330,005	3,208,126	3,023,544

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	93

Statements of changes in net assets	TIAA-CREF Life Funds June 30, 2005

	Stock Index Fund
	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004

	(Unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$1,207,510	$2,430,332
Net realized gain (loss) on total investments	(1,105,311)	(14,256)
Net change in unrealized appreciation (depreciation) on total investments	(201,526)	12,426,041
Net increase (decrease) from operations	(99,327)	14,842,117

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(2,428,591)
From net realized gain on total investments	—	(66,343)
Total distributions	—	(2,494,934)

SHAREHOLDER TRANSACTIONS:
Seed money redemptions	—	—
Subscriptions	10,799,688	22,772,138
Reinvestment of distributions	—	2,494,934
Redemptions	(9,762,254)	(12,711,847)
Net increase (decrease) from shareholder transactions	1,037,434	12,555,225
Total increase in net assets	938,107	24,902,408

NET ASSETS
Beginning of period	143,222,045	118,319,637
End of period	$144,160,152	$143,222,045

Accumulated undistributed net investment income included in net assets	$1,207,905	$395

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	5,442,731	4,943,992
Seed money shares redeemed	—	—
Shares sold	418,676	945,902
Shares issued in reinvestment of distributions	—	72,433
Shares redeemed	(378,990)	(519,596)
Total net increase (decrease) in shares outstanding	39,686	498,739
Shares outstanding, end of period	5,482,417	5,442,731

94	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Social Choice Equity Fund		Large-Cap Value Fund
For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004

(Unaudited)		(Unaudited)

$218,090	$480,718	$447,452	$740,681
(117,283)	421,325	1,404,009	5,580,090

(294,269)	2,215,108	(2,124,258)	425,146
(193,462)	3,117,151	(272,797)	6,745,917

—	(479,561)	—	(742,556)
—	—	—	(4,924,781)
—	(479,561)	—	(5,667,337)

—	(4,911,000)	—	(6,170,000)
1,845,993	5,000,362	9,027,025	15,399,815
—	479,561	—	5,667,337
(1,105,534)	(2,111,530)	(6,023,886)	(3,307,790)
740,459	(1,542,607)	3,003,139	11,589,362
546,997	1,094,983	2,730,342	12,667,942

27,605,125	26,510,142	42,427,860	29,759,918
$28,152,122	$27,605,125	$45,158,202	$42,427,860

$219,840	$1,750	$447,581	$129

1,213,270	1,287,052	1,283,066	941,061
—	(230,717)	—	(169,356)
83,031	235,276	277,042	458,018
—	21,070	—	171,529
(49,957)	(99,411)	(188,241)	(118,186)
33,074	(73,782)	88,801	342,005
1,246,344	1,213,270	1,371,867	1,283,066

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	95

Statements of changes in net assets	TIAA-CREF Life Funds June 30, 2005

	Small-Cap Equity Fund
	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004

	(Unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$234,548	$414,377
Net realized gain (loss) on total investments	2,889,444	6,246,428
Net change in unrealized appreciation (depreciation) on total investments	(3,654,788)	25,122
Net increase (decrease) from operations	(530,796)	6,685,927

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(413,082)
From net realized gain on total investments	—	(6,108,574)
Total distributions	—	(6,521,656)

SHAREHOLDER TRANSACTIONS:
Seed money redemptions	—	(5,947,000)
Subscriptions	15,795,646	14,972,109
Reinvestment of distributions	—	6,521,656
Redemptions	(16,095,217)	(7,975,606)
Net increase (decrease) from shareholder transactions	(299,571)	7,571,159
Total increase (decrease) in net assets	(830,367)	7,735,430

NET ASSETS
Beginning of period	42,194,041	34,458,611
End of period	$41,363,674	$42,194,041

Accumulated undistributed net investment income included in net assets	$240,822	$6,274

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	1,262,248	1,044,811
Seed money shares redeemed	—	(168,115)
Shares sold	495,356	425,239
Shares issued in reinvestment of distributions	—	194,444
Shares redeemed	(505,305)	(234,131)
Total net increase (decrease) in shares outstanding	(9,949)	217,437
Shares outstanding, end of period	1,252,299	1,262,248

96	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Real Estate Securities Fund		Bond Fund
For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004

(Unaudited)		(Unaudited)

$1,243,711	$1,950,552	$1,310,382	$2,053,139
2,828,811	8,795,751	5,224	(197,829)

(377,609)	3,006,966	302,742	385,193
3,694,913	13,753,269	1,618,348	2,240,503

—	(2,004,206)	—	(2,033,155)
—	(7,497,849)	—	—
—	(9,502,055)	—	(2,033,155)

—	—	—	—
8,365,110	22,670,218	5,541,919	6,766,072
—	9,502,055	—	2,033,155
(6,882,638)	(7,835,887)	(2,317,361)	(649,436)
1,482,472	24,336,386	3,224,558	8,149,791
5,177,385	28,587,600	4,842,906	8,357,139

63,898,818	35,311,218	58,375,425	50,018,286
$69,076,203	$63,898,818	$63,218,331	$58,375,425

$1,480,421	$236,710	$1,330,366	$19,984

1,885,376	1,177,222	2,346,067	2,022,166
—	—	—	—
252,734	681,828	220,658	267,387
—	282,379	—	82,081
(213,996)	(256,053)	(91,890)	(25,567)
38,738	708,154	128,768	323,901
1,924,114	1,885,376	2,474,835	2,346,067

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	97

Statements of changes in net assets	TIAA-CREF Life Funds June 30, 2005	concluded

	Money Market Fund
	For the Six Months Ended June 30, 2005	For the Year Ended December 31, 2004
	(Unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$440,212	$331,808
Net realized gain on total investments	162	51
Net increase from operations	440,374	331,859

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(440,212)	(331,808)
Total distributions	(440,212)	(331,808)

SHAREHOLDER TRANSACTIONS:
Subscriptions	37,253,182	20,150,187
Reinvestment of distributions	171,434	66,145
Redemptions	(26,044,161)	(14,668,688)
Net increase from shareholder transactions	11,380,455	5,547,644
Total increase in net assets	11,380,617	5,547,695

NET ASSETS
Beginning of period	26,371,286	20,823,591
End of period	$37,751,903	$26,371,286

Accumulated undistributed net investment income included in net assets	$—	$—

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	26,371,232	20,823,588
Shares sold	37,253,182	20,150,187
Shares issued in reinvestment of distributions	171,434	66,145
Shares redeemed	(26,044,161)	(14,668,688)
Total net increase in shares outstanding	11,380,455	5,547,644
Shares outstanding, end of period	37,751,687	26,371,232

98	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

[This page intentionally left blank.]

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	99

Financial highlights	TIAA-CREF Life Funds June 30, 2005

	Growth Equity Fund
	For the Six Months Ended June 30, 2005 (a)	For the Years Ended December 31,					For the Period April 3, 2000 (effective date of SEC registration) to December 31, 2000 (a)	For the Period March 1, 2000 (commencement of operations) to December 31, 2000 (a)
		2004	2003	2002		2001
	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.58	$12.88	$10.15	$14.60		$18.97	$26.17	$25.00
Gain (loss) from investment operations:
Net investment income	0.05 (b)	0.12 (b)	0.09 (b)	0.07	(b)	0.05	0.04	0.05
Net realized and unrealized gain (loss) on total investments	(0.36)	0.70	2.78	(4.45)		(4.37)	(7.19)	(6.03)
Total gain (loss) from investment operations	(0.31)	0.82	2.87	(4.38)		(4.32)	(7.15)	(5.98)
Less distributions from:
Net investment income	—	(0.12)	(0.14)	(0.07)		(0.05)	(0.05)	(0.05)
In excess of net investment income	—	—	—	—		—	—	—
Net realized gains	—	—	—	—		—	—	—
Total distributions	—	(0.12)	(0.14)	(0.07)		(0.05)	(0.05)	(0.05)
Net asset value, end of period	$13.27	$13.58	$12.88	$10.15		$14.60	$18.97	$18.97

TOTAL RETURN	(2.28)%	6.39%	28.30%	(30.01)%		(22.81)%	(27.29)%	(23.89)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$26,184	$28,282	$28,319	$40,537		$52,519	$57,369	$57,369
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.43	%(c)	0.46%	0.39%	0.39%
Ratio of expenses to average net assets after expense waiver	0.12%	0.25%	0.25%	0.25%		0.25%	0.19%	0.21%
Ratio of net investment income to average net assets	0.39%	0.95%	0.82%	0.61%		0.35%	0.15%	0.25%
Portfolio turnover rate	44.89%	78.60%	77.79%	54.09%		41.77%	37.76%	35.54%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Waiver was eliminated effective October 28, 2002.

100	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund
For the Six Months Ended June 30, 2005 (a)	For the Years Ended December 31,					For the Period April 3, 2000 (effective date of SEC registration) to December 31, 2000 (a)	For the Period March 1, 2000 (commencement of operations) to December 31, 2000 (a)
	2004	2003	2002		2001
(unaudited)

$20.49	$18.93	$15.22	$20.28		$23.57	$26.82	$25.00

0.15 (b)	0.32 (b)	0.23 (b)	0.21	(b)	0.20	0.18	0.19

(0.20)	1.56	3.79	(5.07)		(3.29)	(3.14)	(1.33)

(0.05)	1.88	4.02	(4.86)		(3.09)	(2.96)	(1.14)

—	(0.32)	(0.31)	(0.20)		(0.20)	(0.18)	(0.18)

—	—	—	—		—	(0.01)	(0.01)
—	—	—	—		—	(0.10)	(0.10)
—	(0.32)	(0.31)	(0.20)		(0.20)	(0.29)	(0.29)

$20.44	$20.49	$18.93	$15.22		$20.28	$23.57	$23.57

(0.24)%	9.94%	26.39%	(23.95)%		(13.13)%	(11.03)%	(4.55)%

$46,969	$47,748	$44,403	$51,553		$62,313	$60,066	$60,066

N/A	N/A	N/A	0.41	%(c)	0.44%	0.37%	0.37%

0.12%	0.23%	0.23%	0.23%		0.23%	0.17%	0.19%

0.74%	1.66%	1.41%	1.18%		1.04%	0.71%	0.84%
150.94%	85.30%	137.19%	112.35%		61.92%	22.31%	20.43%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	101

Financial highlights	TIAA-CREF Life Funds June 30, 2005

	International Equity Fund
	For the Six Months Ended June 30, 2005 (a)	For the Years Ended December 31,					For the Period April 3, 2000 (effective date of SEC registration) to December 31, 2000 (a)	For the Period March 1, 2000 (commencement of operations) to December 31, 2000 (a)
		2004	2003	2002		2001
	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$17.25	$14.93	$10.76	$12.88		$17.14	$22.79	$25.00
Gain (loss) from investment operations:
Net investment income	0.25 (b)	0.29 (b)	0.26 (b)	0.20	(b)	0.18	0.12	0.15
Net realized and unrealized gain (loss) on total investments	(0.62)	2.35	4.15	(2.06)		(4.26)	(5.65)	(7.89)
Total gain (loss) from investment operations	(0.37)	2.64	4.41	(1.86)		(4.08)	(5.53)	(7.74)
Less distributions from:
Net investment income	—	(0.32)	(0.24)	(0.19)		(0.18)	(0.12)	(0.12)
In excess of net investment income	—	—	—	(0.07)		—	—	—
Net realized gains	—	—	—	—		—	—	—
Total distributions	—	(0.32)	(0.24)	(0.26)		(0.18)	(0.12)	(0.12)
Net asset value, end of period	$16.88	$17.25	$14.93	$10.76		$12.88	$17.14	$17.14

TOTAL RETURN	(2.09)%	17.72%	41.06%	(14.40)%		(23.81)%	(24.24)%	(30.94)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$54,151	$52,151	$47,879	$33,738		$35,014	$42,006	$42,006
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.49	%(c)	0.53%	0.44%	0.44%
Ratio of expenses to average net assets after expense waiver	0.14%	0.29%	0.29%	0.29%		0.29%	0.22%	0.25%
Ratio of net investment income to average net assets	1.45%	1.87%	2.15%	1.68%		1.33%	0.63%	0.88%
Portfolio turnover rate	76.50%	157.77%	139.29%	52.82%		102.48%	203.88%	79.47%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Waiver was eliminated effective October 28, 2002.

102	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Stock Index Fund
For the Six Months Ended June 30, 2005 (a)	For the Years Ended December 31,
	2004	2003	2002		2001	2000
(unaudited)

$26.31	$23.93	$18.86	$24.45		$27.94	$31.11

0.22 (b)	0.46 (b)	0.35 (b)	0.33	(b)	0.30	0.29
(0.24)	2.38	5.47	(5.56)		(3.50)	(2.58)
(0.02)	2.84	5.82	(5.23)		(3.20)	(2.29)

—	(0.45)	(0.36)	(0.36)		(0.23)	(0.29)
—	—	—	—		—	—
—	(0.01)	(0.39)	—		(0.06)	(0.59)
—	(0.46)	(0.75)	(0.36)		(0.29)	(0.88)
$26.29	$26.31	$23.93	$18.86		$24.45	$27.94

(0.08)%	11.89%	30.85%	(21.38)%		(11.44)%	(7.38)%

$144,160	$143,222	$118,320	$88,779		$94,517	$89,321
N/A	N/A	N/A	0.26	%(c)	0.30%	0.30%
0.03%	0.06%	0.06%	0.07%		0.07%	0.07%
0.86%	1.88%	1.68%	1.56%		1.28%	1.14%
3.64%	11.91%	26.45%	8.68%		7.85%	16.48%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	103

Financial highlights	TIAA-CREF Life Funds June 30, 2005

	Social Choice Equity Fund
	For the Six Months Ended June 30, 2005 (a)	For the Years Ended December 31,					For the Period April 3, 2000 (effective date of SEC registration) to December 31, 2000 (a)	For the Period March 1, 2000 (commencement of operations) to December 31, 2000 (a)
		2004	2003	2002		2001
	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$22.75	$20.60	$16.09	$20.61		$23.90	$26.71	$25.00
Gain (loss) from investment operations:
Net investment income	0.18 (b)	0.39 (b)	0.29 (b)	0.26	(b)	0.24	0.19	0.23
Net realized and unrealized gain (loss) on total investments	(0.34)	2.16	4.54	(4.52)		(3.28)	(2.60)	(0.93)
Total gain (loss) from investment operations	(0.16)	2.55	4.83	(4.26)		(3.04)	(2.41)	(0.70)
Less distributions from:
Net investment income	—	(0.40)	(0.32)	(0.26)		(0.22)	(0.23)	(0.23)
Net realized gains	—	—	—	—		(0.03)	(0.17)	(0.17)
Total distributions	—	(0.40)	(0.32)	(0.26)		(0.25)	(0.40)	(0.40)
Net asset value, end of period	$22.59	$22.75	$20.60	$16.09		$20.61	$23.90	$23.90

TOTAL RETURN	(0.70)%	12.39%	30.03%	(20.68)%		(12.72)%	(9.02)%	(2.80)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$28,152	$27,605	$26,510	$22,683		$25,333	$25,977	$25,977
Ratio of expenses to average net assets before expense waiver	N/A	N/A	N/A	0.34	%(c)	0.39%	0.33%	0.33%
Ratio of expenses to average net assets after expense waiver	0.03%	0.07%	0.07%	0.17%		0.18%	0.14%	0.15%
Ratio of net investment income to average net assets	0.80%	1.82%	1.64%	1.43%		1.15%	0.75%	0.92%
Portfolio turnover rate	4.16%	4.78%	15.31%	27.21%		9.83%	5.67%	4.94%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Waiver was eliminated effective October 28, 2002.

104	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Large-Cap Value Fund
For the Six Months Ended June 30, 2005 (a)	For the Years Ended December 31,		For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002 (a)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002 (a)
	2004	2003
(unaudited)

$33.07	$31.62	$24.84	$24.60	$25.00

0.33 (b)	0.74 (b)	0.60 (b)	0.12 (b)	0.17 (b)

(0.48)	5.82	7.65	0.28	(0.17)

(0.15)	6.56	8.25	0.40	—

—	(0.67)	(0.57)	(0.16)	(0.16)
—	(4.44)	(0.90)	—	—
—	(5.11)	(1.47)	(0.16)	(0.16)

$32.92	$33.07	$31.62	$24.84	$24.84

(0.45)%	20.76%	33.23%	1.63%	0.01%

$45,158	$42,428	$29,760	$20,178	$20,178

N/A	N/A	N/A	N/A	N/A

0.12%	0.24%	0.24%	0.04%	0.08%

1.02%	2.23%	2.19%	0.46%	0.69%
65.07%	148.81%	159.36%	69.92%	94.30%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	105

Financial highlights	TIAA-CREF Life Funds June 30, 2005

	Small-Cap Equity Fund
	For the Six Months Ended June 30, 2005 (a)	For the Years Ended December 31,		For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002 (a)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002 (a)
		2004	2003
	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$33.43	$32.98	$24.63	$23.94	$25.00
Gain (loss) from investment operations:
Net investment income(b)	0.17	0.39	0.39	0.08	0.13
Net realized and unrealized gain (loss) on total investments	(0.57)	6.17	11.71	0.73	(0.38)
Total gain (loss) from investment operations	(0.40)	6.56	12.10	0.81	(0.25)
Less distributions from:
Net investment income	—	(0.39)	(0.36)	(0.12)	(0.12)
Net realized gains	—	(5.72)	(3.39)	—	—
Total distributions	—	(6.11)	(3.75)	(0.12)	(0.12)
Net asset value, end of period	$33.03	$33.43	$32.98	$24.63	$24.63

TOTAL RETURN	(1.20)%	19.83%	48.95%	3.40%	(0.98)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$41,364	$42,194	$34,459	$20,044	$20,044
Ratio of expenses to average net assets after expense waiver	0.05%	0.10%	0.10%	0.02%	0.03%
Ratio of net investment income to average net assets	0.54%	1.13%	1.32%	0.32%	0.55%
Portfolio turnover rate	244.42%	220.56%	237.48%	43.09%	57.41%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.

106	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

continued

Real Estate Securities Fund
For the Six Months Ended June 30, 2005 (a)	For the Years Ended December 31,		For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002 (a)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002 (a)
	2004	2003
(unaudited)

$33.89	$30.00	$24.48	$23.67	$25.00

0.65	1.45	1.54	0.25	0.44
1.36	8.40	8.24	0.91	(0.61)
2.01	9.85	9.78	1.16	(0.17)

—	(1.26)	(1.39)	(0.31)	(0.31)
—	(4.70)	(2.87)	(0.04)	(0.04)
—	(5.96)	(4.26)	(0.35)	(0.35)
$35.90	$33.89	$30.00	$24.48	$24.48

5.93%	32.98%	39.96%	4.94%	(0.65)%

$69,076	$63,899	$35,311	$20,194	$20,194
0.13%	0.25%	0.25%	0.04%	0.08%
1.99%	4.41%	5.32%	1.03%	1.80%
119.40%	314.98%	188.87%	100.14%	117.16%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	107

Financial highlights	TIAA-CREF Life Funds June 30, 2005

	Bond Fund
	For the Six Months Ended June 30, 2005 (a)	For the Year Ended December 31, 2004	For the Period July 8, 2003 (commencement of operations/ effective date of SEC registration) to December 31, 2003 (a)
	(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$24.88	$24.74	$25.00
Gain (loss) from investment operations:
Net investment income(b)	0.54	0.95	0.40
Net realized and unrealized gain (loss) on total investments	0.12	0.09	(0.24)
Total gain (loss) from investment operations	0.66	1.04	0.16
Less distributions from:
Net investment income	—	(0.90)	(0.40)
Net realized gains	—	—	(0.02)
Total distributions	—	(0.90)	(0.42)
Net asset value, end of period	$25.54	$24.88	$24.74

TOTAL RETURN	2.65%	4.21%	0.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$63,218	$58,375	$50,018
Ratio of expenses to average net assets	0.05%	0.10%	0.05%
Ratio of net investment income to average net assets	2.16%	3.78%	1.63%
Portfolio turnover rate	33.93%	103.41%	272.35%

(a)	The percentages shown for this period are not annualized.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01 per share.

108	2005 Semiannual Report TIAA-CREF Life Funds	SEE NOTES TO FINANCIAL STATEMENTS

concluded

Money Market Fund
For the Six Months Ended June 30, 2005 (a)	For the Year Ended December 31, 2004	For the Period July 8, 2003 (commencement of operations/ effective date of SEC registration) to December 31, 2003 (a)
(unaudited)

$1.00	$1.00	$1.00

0.01	0.01	0.00	(c)

—	—	—
0.01	0.01	0.00	(c)

(0.01)	(0.01)	0.00	(c)
—	—	—
(0.01)	(0.01)	0.00	(c)
$1.00	$1.00	$1.00

1.35%	1.34%	0.49%

$37,752	$26,371	$20,824
0.03%	0.06%	0.03%
1.35%	1.35%	0.46%
N/A	N/A	N/A

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Life Funds 2005 Semiannual Report	109

Notes to financial statements (unaudited)	TIAA-CREF Life Funds

Note 1—significant accounting policies

TIAA-CREF Life Funds (the “Funds”) is a Delaware statutory trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). TIAA-CREF Life Separate Accounts (the “Accounts”), which are registered with the Commission as unit investment trusts under the 1940 Act, have various sub-accounts which correspond to and invest in the Funds. The Accounts are separate accounts of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). The Stock Index Fund commenced operations on December 1, 1998 with a seed money investment by TIAA. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. The Large-Cap Value, Small-Cap Equity and Real Estate Securities Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. The Bond and Money Market Funds commenced operations on July 8, 2003 with a seed money investment by TIAA. At June 30, 2005, the Accounts and TIAA held the following amounts in the Funds:

	Investments in Funds Held By:
	Accounts	TIAA
Growth Equity Fund	$26,183,751	$—
Growth & Income Fund	37,746,860	9,221,771
International Equity Fund	35,612,145	18,538,821
Stock Index Fund	144,160,152	—
Social Choice Equity Fund	18,510,180	9,641,942
Large-Cap Value Fund	24,728,697	20,429,505
Small-Cap Equity Fund	22,105,062	19,258,612
Real Estate Securities Fund	40,150,365	28,925,838
Bond Fund	10,286,035	52,932,296
Money Market Fund	17,751,903	20,000,000

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments:  Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund),

110	2005 Semiannual Report TIAA-CREF Life Funds

Notes to financial statements (unaudited)	continued

with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock and bond index futures which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events materially affecting their value occur between the time their price is determined and the time a Fund’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities’ indices and other appropriate indicators, such as ADRs and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Accounting for investments:  Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Dollar roll transactions:  Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund’s return by earning a spread between the yield on the underlying securities and short-term interest rates.

Foreign currency transactions and translation:  Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency

TIAA-CREF Life Funds 2005 Semiannual Report	111

Notes to financial statements (unaudited)	continued

transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts:  The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Futures contracts:  The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities purchased on a when-issued or delayed delivery basis:  The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted securities:  Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely-held and publicly-traded.

Distributions to shareholders:  Distributions from net investment income, if any, are declared and paid annually for each of the Funds except for the Money Market Fund which are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REIT adjustments, foreign currency transactions, distribution reclass, and gains on certain equity securities designated and issued by “passive foreign investment companies”.

112	2005 Semiannual Report TIAA-CREF Life Funds

Notes to financial statements (unaudited)	continued

Income taxes:  The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”), and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. At December 31, 2004, the following Funds had capital loss carryovers:

	Date of Expiration
	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	Total
Growth Equity Fund	$212,455	$12,578,729	$12,297,132	$10,153,999	$3,010,380	$38,252,695
Growth & Income Fund	—	2,627,957	8,825,685	5,101,579	—	16,555,221
International Equity Fund	497,710	9,826,544	4,809,564	4,119,902	—	19,253,720
Social Choice Equity Fund	—	—	600,074	—	—	600,074
Bond Fund	—	—	—	—	115,865	115,865

Note 2—management agreement

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Under the terms of the Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. During the six months ended June 30, 2005, Advisors received the following annual percentage of each Fund’s average daily net assets:

Investment Management Fee
Growth Equity Fund	0.25%
Growth & Income Fund	0.23%
International Equity Fund	0.29%
Stock Index Fund	0.06%
Social Choice Equity Fund	0.07%
Large-Cap Value Fund	0.24%
Small-Cap Equity Fund	0.10%
Real Estate Securities Fund	0.25%
Bond Fund	0.10%
Money Market Fund	0.06%

TIAA-CREF Life Funds 2005 Semiannual Report	113

Notes to financial statements (unaudited)	continued

Note 3—investments

At June 30, 2005, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$2,748,497	$2,731,705	$16,792
Growth & Income Fund	2,399,686	1,965,200	434,486
International Equity Fund	3,563,690	1,909,281	1,654,409
Stock Index Fund	25,858,452	25,579,873	278,579
Social Choice Equity Fund	5,974,938	7,523,416	(1,548,478)
Large-Cap Value Fund	4,632,271	1,189,415	3,442,856
Small-Cap Equity Fund	3,281,485	851,130	2,430,355
Real Estate Securities Fund	5,937,415	533,027	5,404,388
Bond Fund	776,265	524,367	251,898

At June 30, 2005, the Stock Index Fund held open futures contracts:

Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Gain (Loss)
E-mini Russell 2000 Index	5	$321,550	Sept 2005	$1,460
E-mini S&P 500 Index	35	2,092,125	Sept 2005	(17,787)
Total				$(16,327)

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the six months ended June 30, 2005 were as follows:

	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales
Growth Equity Fund	$11,958,702	$—	$13,109,434	$—
Growth & Income Fund	70,396,182	—	69,964,696	—
International Equity Fund	45,894,833	—	41,559,079	—
Stock Index Fund	5,869,436	—	5,085,087	—
Social Choice Equity Fund	2,078,477	—	1,141,603	—
Large-Cap Value Fund	32,029,523	—	28,344,316	—
Small-Cap Equity Fund	105,157,041	—	105,136,622	—
Real Estate Securities Fund	77,358,869	—	74,197,426	—
Bond Fund	3,853,395	22,698,011	2,410,669	17,425,976

114	2005 Semiannual Report TIAA-CREF Life Funds

Notes to financial statements (unaudited)	concluded

Note 4—trustee fees

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

Note 5—distributions to shareholders

The tax character of distributions paid to shareholders during the year ended December 31, 2004 was as follows:

	2004
	Ordinary Income	Long-Term Capital Gain	Total
Growth Equity Fund	$253,619	$—	$253,619
Growth & Income Fund	738,786	—	738,786
International Equity Fund	954,901	—	954,901
Stock Index Fund	2,494,934	—	2,494,934
Social Choice Equity Fund	479,561	—	479,561
Large-Cap Value Fund	2,979,131	2,688,206	5,667,337
Small-Cap Equity Fund	2,822,092	3,699,564	6,521,656
Real Estate Securities Fund	7,389,081	2,112,974	9,502,055
Bond Fund	2,033,155	—	2,033,155
Money Market Fund	331,808	—	331,808

The tax character of the fiscal year 2005 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds, except the Bond and Money Market Funds, participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility will be charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Funds are not liable for borrowings under the facility by affiliated mutual funds or accounts. For the six months ended June 30, 2005, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Life Funds 2005 Semiannual Report	115

Board approval of investment management agreement

TIAA-CREF Life Funds’ Board is responsible for overseeing the TIAA-CREF Life Funds’ corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940. Most significantly, the Board is responsible for the initial approval and annual renewal of the TIAA-CREF Life Funds’ investment management agreement (the “Management Agreement”) with Teachers Advisors, Inc. (“Advisors”). Under the Management Agreement, Advisors assumes responsibility for providing to, or obtaining for, the TIAA-CREF Life Funds all of the services necessary for their ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

In considering whether to renew the Management Agreement, the Board, at its April 5, 2005 meeting, reviewed the following factors with respect to each fund: (1) the nature, extent and quality of services provided by Advisors to each fund; (2) the investment performance of each fund; (3) the costs of the services provided to each fund and the profits realized or to be realized by Advisors and its affiliates from their relationship with the funds; (4) the extent to which economies of scale have been realized as each fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of fund investors; (6) comparisons of services and fees with contracts entered into by Advisors with other clients; and (7) any other benefits derived or anticipated to be derived by Advisors from its relationship with the funds. The factors should be viewed in their totality, with no single factor being the principal factor in determining whether to approve the renewal of the Management Agreement.

Set forth below are the general factors the Board considered for all of the funds, followed by an outline of the specific factors the Board considered for each particular fund.

Nature, Extent and Quality of Services. The Board considered that Advisors is an experienced investment advisor that has managed the TIAA-CREF Mutual Funds since 1997 and the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Life Funds since 1999. The investment professionals of Advisors have also managed various accounts of the College Retirement Equities Fund (“CREF”) since their inception. Under the Management Agreement, Advisors is responsible for managing the assets of the funds, including conducting research, recommending investments and placing orders to buy and sell securities for the funds’ investment portfolios; active and extensive monitoring of the investment portfolios daily by various personnel with specific responsibility for the particular type of investment in question; and reporting on the investment performance of the funds to the Boards at their scheduled quarterly meetings. The Board considered that Advisors has carried out these responsibilities in a highly professional manner.

The Board considered, among other things, the performance of each of the funds, as discussed below.

Performance. The Board considered the performance of each fund over the past year, three years and since inception and the funds’ performance as compared to their peer groups and benchmark indices. The Board considered the comparative

116	2005 Semiannual Report TIAA-CREF Life Funds

Board approval of investment management agreement	continued

performance and expense data for each fund prepared by an independent third party, Lipper, Inc.’s Global Fiduciary Review unit (“Lipper”) for each pertinent fund, as well as fund performance against its performance benchmark. In looking at this data, the Board considered that most of the funds met their benchmarks over the long term (i.e., three years) (when factoring the effect of expenses) and ranked in the top three quintiles versus their peers, with the exception of the Growth Equity Fund. For additional detail about each fund of the TIAA-CREF Life Funds, see the fund-by-fund synopsis below.

Cost and Profitability. The Board considered the materials it received reflecting Advisors’ revenues for providing investment management and other services to the funds and that Advisors is providing these services overall at a loss. The Board considered the detailed fund-by-fund analysis of Advisors’ profitability with respect to each fund, calculated for the year ended December 31, 2004, as outlined in the synopsis below. In reviewing the profitability information provided, the Board considered that Advisors runs substantial losses.

Fees Charged by Other Advisers. The Board considered information regarding fees paid to other advisers for managing similar funds. The Board received comparative fee information for comparable peer group funds prepared by Lipper. The Board considered that the proposed advisory fee to be paid to Advisors for its services to each fund compared favorably to the advisory fees charged to other comparable funds. The Board considered that, for the most part, the fees under Advisors’ current management agreements with the funds are lower than those of the peer group funds identified by Lipper. See the fund-by-fund detail below.

Economies of Scale. The Board considered whether Advisors may experience economies of scale in connection with the operation of each fund. In making this determination, the Board considered that most of the funds operate at a loss to Advisors. While Advisors experiences certain economies of scale by sharing investment personnel with TIAA-CREF Investment Management, LLC and among the funds, this generally does not offset the losses. For those particular funds with a small profit, the fees currently charged are quite low, and do not contain breakpoints. While breakpoints could be an appropriate way for Advisors to share economies of scale with funds that have substantial assets or that have grown materially over the year, Advisors does not believe that there is a direct relationship between the economies of scale realized by the funds and those realized by Advisors as assets increase. This is largely because any economies of scale realized by Advisors and Investment Management are across a variety of classes, services and products and not due to the growth of a single fund.

Fee Comparison with Other Advisors Clients. The Board considered that Advisors provides similar investment management services to each of the TIAA-CREF Institutional Mutual Funds, the TIAA-CREF Mutual Funds, TIAA-CREF Life Funds, and TIAA Separate Account VA-1, although distribution channels differ. In addition, Advisors, through its TIAA-CREF Asset Management (TCAM) division, manages large institutional client assets through unregistered commingled funds

TIAA-CREF Life Funds 2005 Semiannual Report	117

Board approval of investment management agreement	continued

and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of the comparable funds, and the fact that the fees Advisors charges are the same or lower than Advisors’ comparable funds.

Other Benefits. Advisors and its affiliates may benefit from the advisory relationship with the funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain investment portfolios managed by Advisors are managed in the same manner and by the same personnel as certain CREF accounts, resulting in the possibility for benefits associated with economies of scale.

Fund-by-Fund Factors

The funds’ trustees considered the following specific factors during their determination to renew the Management Agreement for each fund listed below:

Growth Equity Fund

•	The fund’s current management fees are in the first quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”) (Ranking 1 of 144 funds).
•	The fund outperformed its benchmark for the one-year period, and underperformed its benchmark for the three-year and since-inception periods.
•	For the one- and three-year periods ended 12/31/04, the fund was in the fourth quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) (Ranking 97 of 138 funds for the three-year period).
•	Advisors had a net loss on the fund for the one-year period ended 12/31/04.
•	The fund received an Overall Morningstar Rating of three stars for the period ended 12/31/04.

Growth & Income Fund

•	The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 3 of 175 funds).
•	The fund underperformed its benchmark for the one- and three-year and since-inception periods.
•	For the one-year period ended 12/31/04, the fund was in the second quintile of its Performance Universe (Ranking 85 of 217 funds).
•	For the three-year period ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 109 of 185 funds).
•	Advisors had a net loss on the fund for the one-year period ended 12/31/04.
•	The fund received an Overall Morningstar Rating of three stars for the period ended 12/31/04.

118	2005 Semiannual Report TIAA-CREF Life Funds

Board approval of investment management agreement	continued

International Equity Fund

•	The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 1 of 48 funds).
•	The fund underperformed its benchmark for the one-year and since-inception periods and outperformed its benchmark for the three-year period.
•	For the one-year period ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 24 of 54 funds).
•	For the three-year period ended 12/31/04, the fund was in the second quintile of its Performance Universe (Ranking 10 of 48 funds).
•	Advisors had a net gain on the fund for the one-year period ended 12/31/04.
•	The fund received an Overall Morningstar Rating of three stars for the period ended 12/31/04.

Stock Index Fund

•	The fund’s current management fees are in the fourth quintile of its Expense Universe (Ranking 1 of 32 funds).
•	The fund slightly underperformed its benchmark for its one- and three-year periods and slightly outperformed its benchmark for its since-inception period.
•	For the one- and three-year periods ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 54 of 108 funds for the three-year period).
•	Advisors had a net loss on the fund for the one-year period ended 12/31/04.
•	The fund received an Overall Morningstar Rating of four stars for the period ended 12/31/04.

Social Choice Equity Fund

•	The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 1 of 102 funds).
•	The fund outperformed its benchmark for its one- and three-year and since-inception periods.
•	For the one-year period ended 12/31/04, the fund was in the second quintile of its Performance Universe (Ranking 70 of 143 funds).
•	For the three-year period ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 50 of 108 funds).
•	Advisors had a net loss on the fund for the one-year period ended 12/31/04.
•	The fund received an Overall Morningstar Rating of five stars for the period ended 12/31/04.

Large-Cap Value Fund

•	The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 2 out of 70 funds).
•	The fund outperformed its benchmark for the one-year and since-inception periods ended 12/31/04.
•	For the one-year period ended 12/31/04, the fund was in the first quintile of its Performance Universe (Ranking 2 out of 86 funds). (The fund has not been in operation for three years.)
•	Advisors had a net loss on the fund for the one-year period ended 12/31/04.

TIAA-CREF Life Funds 2005 Semiannual Report	119

Board approval of investment management agreement	concluded

Small-Cap Equity Fund

•	The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 1 out of 79 funds).
•	For the one-year period ended 12/31/04, the fund was in the second quintile of its Performance Universe (Ranking 37 out of 118 funds). (The fund has not been in operation for three years.)
•	The fund outperformed its benchmark for the one-year and since-inception periods ended 12/31/04.
•	Advisors had a net loss on the fund for the one-year period ended 12/31/04.

Real Estate Securities Fund

•	The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 5 out of 35 funds).
•	The fund slightly underperformed its benchmark for the one-year period and outperformed its index for the since-inception period.
•	For the one-year period ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 24 out of 36 funds). (The fund has not been in operation for three years.)
•	Advisors had a net loss on the fund for the one-year period ended 12/31/04.

Bond Fund

•	The fund’s current management fees are in the first quintile of its Expense Universe (Ranking 1 of 41 funds).
•	The fund slightly underperformed its benchmark for the one-year and since-inception periods.
•	For the one-year period ended 12/31/04, the fund was in the third quintile of its Performance Universe (Ranking 20 of 45 funds).
•	Advisors had a net loss on the fund for the one-year period ended 12/31/04.

Money Market Fund

•	The fund’s current management fees are in the second quintile of its Expense Universe (Ranking 1 of 103 funds).
•	The Fund outperformed its benchmark for the one-year and since-inception periods.
•	For the one-year period ended 12/31/04, the Fund was in the first quintile of its Performance Universe (Ranking 3 of 111 funds for the one-year period).
•	Advisors had a net loss on the Fund for the one-year period ended 12/31/04.

Based on these factors, and the information provided, the Board approved the continuation of the Management Agreement covering each of the funds. The trustees were advised by separate independent legal counsel throughout the review process.

120	2005 Semiannual Report TIAA-CREF Life Funds

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TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 College Savings Plans. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2005 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

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Printed on recycled paper

Item 2. Code of Ethics.

The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has a code of ethics for senior financial officers, including its principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 6. Statement of Investments (Investments in Securities of Unaffiliated Issuers).

TIAA-CREF Life Funds - Growth Equity Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE GROWTH EQUITY FUND

June 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.86%
APPAREL AND ACCESSORY STORES - 1.68%
7,854	*	Kohl’s Corp	$439,117

		TOTAL APPAREL AND ACCESSORY STORES	439,117

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
4,445		Polo Ralph Lauren Corp	191,624

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	191,624

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.46%
2,059		Lowe’s Cos	119,875

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	119,875

BUSINESS SERVICES - 12.23%
9,174		Adobe Systems, Inc	262,560
1,707	*	Autodesk, Inc	58,670
4,623		Automatic Data Processing, Inc	194,027
1,957	*	Cognizant Technology Solutions Corp	92,233
10,526	*	eBay, Inc	347,463
5,686	*	Electronic Arts, Inc	321,884
1,860	*	Google, Inc (Class A)	547,119
3,896	*	McAfee, Inc	101,997
2,410	*	Mercury Interactive Corp	92,448
18,529		Microsoft Corp	460,260
1,932	*	Oracle Corp	25,502
6,183		SAP AG. (Spon ADR)	267,724
720	*	Shanda Interactive Entertainment Ltd	26,489
44	*	SoftBrands, Inc	79
1,350	*	Sohu.com, Inc	29,592
2	v*	Vast Solutions, Inc (Class B1)	—
2	v*	Vast Solutions, Inc (Class B2)	—
2	v*	Vast Solutions, Inc (Class B3)	—
10,008	*	Yahoo!, Inc	346,777
940	*	Sina Corp	26,226

		TOTAL BUSINESS SERVICES	3,201,050

CHEMICALS AND ALLIED PRODUCTS - 14.24%
1,087	*	American Pharmaceutical Partners, Inc	44,839
9,605	*	Amgen, Inc	580,718
792		Colgate-Palmolive Co	39,529
3,552		Dow Chemical Co	158,171
4,868	*	Genentech, Inc	390,803
1,668	*	Gilead Sciences, Inc	73,375
13,709		Gillette Co	694,087
6,751		Lilly (Eli) & Co	376,098
9,580		Procter & Gamble Co	505,345
16,790		Schering-Plough Corp	320,017
5,343	*	Sepracor, Inc	320,634
7,210		Teva Pharmaceutical Industries Ltd (Spon ADR)	224,519

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,728,135

TIAA-CREF Life Funds - Growth Equity Fund

SHARES			VALUE
COMMUNICATIONS - 1.82%
260	*	Level 3 Communications, Inc	528
11,409		Sprint Corp	286,252
5,639	*	XM Satellite Radio Holdings, Inc	189,809

		TOTAL COMMUNICATIONS	476,589

EATING AND DRINKING PLACES - 0.47%
3,071	*	Brinker International, Inc	122,994

		TOTAL EATING AND DRINKING PLACES	122,994

ELECTRIC, GAS, AND SANITARY SERVICES - 0.86%
1,150		Dominion Resources, Inc	84,399
1,767		Exelon Corp	90,700
1,302		PG&E Corp	48,877

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	223,976

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 20.86%
8,811		Analog Devices, Inc	328,738
4,141	*	Broadcom Corp (Class A)	147,047
56,477	*	Cisco Systems, Inc	1,079,275
44,274		General Electric Co	1,534,094
1,068		Harman International Industries, Inc	86,892
17,688		Intel Corp	460,949
4,404	*	Marvell Technology Group Ltd	167,528
25,200		Motorola, Inc	460,152
10,499		National Semiconductor Corp	231,293
4,458	*	Network Appliance, Inc	126,028
18,950		Qualcomm, Inc	625,540
8,369		Xilinx, Inc	213,410

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,460,946

FOOD AND KINDRED PRODUCTS - 3.28%
1,767		Campbell Soup Co	54,371
7,442	*	Constellation Brands, Inc (Class A)	219,539
10,868		PepsiCo, Inc	586,111

		TOTAL FOOD AND KINDRED PRODUCTS	860,021

FURNITURE AND FIXTURES - 0.07%
344		Hillenbrand Industries, Inc	17,389

		TOTAL FURNITURE AND FIXTURES	17,389

FURNITURE AND HOMEFURNISHINGS STORES - 1.56%
9,806	*	Bed Bath & Beyond, Inc	409,695

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	409,695

GENERAL MERCHANDISE STORES - 2.14%
6,473		Target Corp	352,196
4,341		Wal-Mart Stores, Inc	209,236

		TOTAL GENERAL MERCHANDISE STORES	561,432

HEALTH SERVICES - 3.67%
7,693	*	Caremark Rx, Inc	342,492
7,528	*	Express Scripts, Inc	376,249
9,216		Health Management Associates, Inc (Class A)	241,275

		TOTAL HEALTH SERVICES	960,016

TIAA-CREF Life Funds - Growth Equity Fund

SHARES			VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 0.44%
2,375		iShares Russell 1000 Growth Index Fund	114,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	114,000

HOTELS AND OTHER LODGING PLACES - 2.10%
7,118		Starwood Hotels & Resorts Worldwide, Inc	416,901
3,759	*	Las Vegas Sands Corp	134,384

		TOTAL HOTELS AND OTHER LODGING PLACES	551,285

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.13%
1,632		3M Co	117,994
1,325	*	Apple Computer, Inc	48,773
16,455		Applied Materials, Inc	266,242
218		Caterpillar, Inc	20,778
19,053	*	Dell, Inc	752,784
2,294		Eaton Corp	137,411

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,343,982

INSTRUMENTS AND RELATED PRODUCTS - 5.99%
10,752		Medtronic, Inc	556,846
12,466	*	St. Jude Medical, Inc	543,642
6,157	*	Zimmer Holdings, Inc	468,979

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,569,467

INSURANCE AGENTS, BROKERS AND SERVICE - 0.27%
2,527		Marsh & McLennan Cos, Inc	69,998

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	69,998

INSURANCE CARRIERS - 1.92%
2,633		Aetna, Inc	218,065
2,873		Progressive Corp	283,881

		TOTAL INSURANCE CARRIERS	501,946

LEATHER AND LEATHER PRODUCTS - 0.46%
3,589	*	Coach, Inc	120,483

		TOTAL LEATHER AND LEATHER PRODUCTS	120,483

MISCELLANEOUS RETAIL - 1.10%
1,841		CVS Corp	53,518
11,026		Staples, Inc	235,074

		TOTAL MISCELLANEOUS RETAIL	288,592

MOTION PICTURES - 1.03%
16,744		News Corp (Class A)	270,918

		TOTAL MOTION PICTURES	270,918

NONDEPOSITORY INSTITUTIONS - 3.00%
10,917		American Express Co	581,112
4,041		SLM Corp	205,283

		TOTAL NONDEPOSITORY INSTITUTIONS	786,395

OIL AND GAS EXTRACTION - 2.44%
4,765		Baker Hughes, Inc	243,777
2,289		EOG Resources, Inc	130,015

TIAA-CREF Life Funds - Growth Equity Fund

SHARES			VALUE
4,310		Halliburton Co	206,104
1,087	*	Transocean, Inc	58,665

		TOTAL OIL AND GAS EXTRACTION	638,561

PETROLEUM AND COAL PRODUCTS - 0.63%
2,868		ExxonMobil Corp	164,824

		TOTAL PETROLEUM AND COAL PRODUCTS	164,824

PRIMARY METAL INDUSTRIES - 0.61%
9,624	*	Corning, Inc	159,951

		TOTAL PRIMARY METAL INDUSTRIES	159,951

SECURITY AND COMMODITY BROKERS - 1.64%
7,014	*	Ameritrade Holding Corp	130,390
2,401		Goldman Sachs Group, Inc	244,950
1,030		Morgan Stanley	54,044

		TOTAL SECURITY AND COMMODITY BROKERS	429,384

TRANSPORTATION BY AIR - 0.42%
7,928		Southwest Airlines Co	110,437

		TOTAL TRANSPORTATION BY AIR	110,437

TRANSPORTATION EQUIPMENT - 3.86%
4,063		Boeing Co	268,158
1,909		General Dynamics Corp	209,112
2,486		Northrop Grumman Corp	137,352
7,719		United Technologies Corp	396,371

		TOTAL TRANSPORTATION EQUIPMENT	1,010,993

WATER TRANSPORTATION - 1.56%
3,661		Carnival Corp	199,708
4,303		Royal Caribbean Cruises Ltd	208,093

		TOTAL WATER TRANSPORTATION	407,801

WHOLESALE TRADE-DURABLE GOODS - 3.06%
12,307		Johnson & Johnson	799,955

		TOTAL WHOLESALE TRADE-DURABLE GOODS	799,955

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
966		Sysco Corp	34,960

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	34,960

		TOTAL COMMON STOCKS (Cost $26,129,999)	26,146,791

		TOTAL PORTFOLIO - 99.86% (Cost $26,129,999)	26,146,791
		OTHER ASSETS & LIABILITIES, NET - 0.14%	36,960

		NET ASSETS - 100.00%	$26,183,751

*	Non-income producing
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Growth Income Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE GROWTH & INCOME FUND

June 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.99%
APPAREL AND ACCESSORY STORES - 0.81%
10,387		Gap, Inc	$205,143
3,133	*	Urban Outfitters, Inc	177,610

		TOTAL APPAREL AND ACCESSORY STORES	382,753

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.37%
3,000		Lowe’s Cos	174,660

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	174,660

BUSINESS SERVICES - 6.40%
10,920	*	Amdocs Ltd	288,615
10,058		Automatic Data Processing, Inc	422,134
947	*	Google, Inc (Class A)	278,560
3,992	*	Hyperion Solutions Corp	160,638
5,649	*	Mercury Interactive Corp	216,696
33,200		Microsoft Corp	824,688
17,950	*	Oracle Corp	236,940
1,901	*	Take-Two Interactive Software, Inc	48,380
7,693		Waste Management, Inc	218,020
8,907	*	Yahoo!, Inc	308,628

		TOTAL BUSINESS SERVICES	3,003,299

CHEMICALS AND ALLIED PRODUCTS - 14.39%
3,871	*	Amgen, Inc	234,041
21,582	*	Andrx Corp	438,330
10,470		Avon Products, Inc	396,290
7,617		Dow Chemical Co	339,185
4,680		Du Pont (E.I.) de Nemours & Co	201,287
7,814	*	Gilead Sciences, Inc	343,738
13,538		Gillette Co	685,429
9,452		Lilly (Eli) & Co	526,571
5,568		Merck & Co, Inc	171,494
5,559		Monsanto Co	349,494
7,603	*	OSI Pharmaceuticals, Inc	310,735
24,304		Pfizer, Inc	670,304
4,800		Rohm & Haas Co	222,432
6,454		Sanofi-Aventis (ADR)	264,549
29,700		Schering-Plough Corp	566,082
11,000		Teva Pharmaceutical Industries Ltd (Spon ADR)	342,540
15,589		Wyeth	693,711

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,756,212

COMMUNICATIONS - 2.74%
25,165		BellSouth Corp	668,634
2,084	*	NCR Corp	73,190
17,855		Sprint Corp	447,982
2,926	v	Telus Corp (non vtg)	99,513

		TOTAL COMMUNICATIONS	1,289,319

DEPOSITORY INSTITUTIONS - 9.34%
22,412		Bank of America Corp	1,022,211
17,078		Citigroup, Inc	789,516

TIAA-CREF Life Funds - Growth Income Fund

SHARES			VALUE
25,911		JPMorgan Chase & Co	915,177
16,190		Northern Trust Corp	738,102
2,200		SunTrust Banks, Inc	158,928
20,550		U.S. Bancorp	600,060
2,652		Wells Fargo & Co	163,310

		TOTAL DEPOSITORY INSTITUTIONS	4,387,304

EATING AND DRINKING PLACES - 1.75%
19,713	*	Brinker International, Inc	789,506
927	*	Texas Roadhouse, Inc (Class A)	32,213

		TOTAL EATING AND DRINKING PLACES	821,719

ELECTRIC, GAS, AND SANITARY SERVICES - 2.99%
15,700	*	Allegheny Energy, Inc	395,954
12,500		Exelon Corp	641,625
5,930		PG&E Corp	222,612
2,415		PPL Corp	143,403

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,403,594

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.68%
232,439	*	Alstom	230,750
10,002		Analog Devices, Inc	373,174
6,300	*	Broadcom Corp (Class A)	223,713
38,386	*	Cisco Systems, Inc	733,556
53,700		General Electric Co	1,860,705
11,628	*	Integrated Device Technology, Inc	125,001
17,283		Intel Corp	450,395
6,986		Maxim Integrated Products, Inc	266,935
22,500		Motorola, Inc	410,850
4,000	*	Power Integrations, Inc	86,280
17,300		Qualcomm, Inc	571,073
6,027		Xilinx, Inc	153,689

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,486,121

FOOD AND KINDRED PRODUCTS - 2.63%
6,433		Coca-Cola Co	268,577
17,964		PepsiCo, Inc	968,799

		TOTAL FOOD AND KINDRED PRODUCTS	1,237,376

FOOD STORES - 0.42%
10,300	*	Kroger Co	196,009

		TOTAL FOOD STORES	196,009

FURNITURE AND HOMEFURNISHINGS STORES - 1.74%
12,134	*	Bed Bath & Beyond, Inc	506,959
4,500		Best Buy Co, Inc	308,475

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	815,434

TIAA-CREF Life Funds - Growth Income Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 1.70%
5,900		Target Corp	321,018
9,948		Wal-Mart Stores, Inc	479,494

		TOTAL GENERAL MERCHANDISE STORES	800,512

HEALTH SERVICES - 3.01%
6,375	*	Coventry Health Care, Inc	451,031
12,166	*	Express Scripts, Inc	608,057
6,500	*	Triad Hospitals, Inc	355,160

		TOTAL HEALTH SERVICES	1,414,248

7TIAA-CREF Life Funds - Growth Income Fund

SHARES			VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 1.59%
9,100		Honeywell International, Inc	333,333
43,120		Macquarie Infrastructure Group	136,037
2,310		SPDR Trust Series 1	275,306

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	744,676

HOTELS AND OTHER LODGING PLACES - 1.53%
3,400	*	Aztar Corp	116,450
25,264		Hilton Hotels Corp	602,546

		TOTAL HOTELS AND OTHER LODGING PLACES	718,996

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.79%
6,707		American Standard Cos, Inc	281,157
12,423	*	Dell, Inc	490,833
9,687	*	EMC Corp	132,809
19,499		Hewlett-Packard Co	458,421
4,103		International Business Machines Corp	304,443
4,000		International Game Technology	112,600

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,780,263

INSTRUMENTS AND RELATED PRODUCTS - 2.10%
7,600	*	Fisher Scientific International, Inc	493,240
2,766	*	St. Jude Medical, Inc	120,625
4,900	*	Zimmer Holdings, Inc	373,233

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	987,098

INSURANCE CARRIERS - 3.19%
19,901		American International Group, Inc	1,156,248
8,639		St. Paul Travelers Cos, Inc	341,500

		TOTAL INSURANCE CARRIERS	1,497,748

MISCELLANEOUS RETAIL - 0.73%
17,400	*	Marvel Enterprises, Inc	343,128

		TOTAL MISCELLANEOUS RETAIL	343,128

MOTION PICTURES - 2.79%
22,500		News Corp (Class A)	364,050
34,087	*	Time Warner, Inc	569,594
1,844	*	UBISOFT Entertainment	92,177
11,233		Walt Disney Co	282,847

		TOTAL MOTION PICTURES	1,308,668

NONDEPOSITORY INSTITUTIONS - 3.97%
9,841		American Express Co	523,837
15,858		Fannie Mae	926,107
8,188		SLM Corp	415,950

		TOTAL NONDEPOSITORY INSTITUTIONS	1,865,894

OIL AND GAS EXTRACTION - 3.16%
9,394		EOG Resources, Inc	533,579
5,182		Halliburton Co	247,803
4,316		Schlumberger Ltd	327,757
6,914	*	Transocean, Inc	373,149

		TOTAL OIL AND GAS EXTRACTION	1,482,288

PETROLEUM AND COAL PRODUCTS - 5.09%
9,716		ConocoPhillips	558,573

TIAA-CREF Life Funds - Growth Income Fund

SHARES			VALUE
28,034		ExxonMobil Corp	1,611,114
4,126		Marathon Oil Corp	220,204

		TOTAL PETROLEUM AND COAL PRODUCTS	2,389,891

PRINTING AND PUBLISHING - 0.95%
8,000		Harte-Hanks, Inc	237,840
6,556		Viacom, Inc (Class B)	209,923

		TOTAL PRINTING AND PUBLISHING	447,763

RAILROAD TRANSPORTATION - 0.63%
6,900		CSX Corp	294,354

		TOTAL RAILROAD TRANSPORTATION	294,354

SECURITY AND COMMODITY BROKERS - 1.44%
4,560		Lehman Brothers Holdings, Inc	452,717
4,270		Morgan Stanley	224,047

		TOTAL SECURITY AND COMMODITY BROKERS	676,764

TEXTILE MILL PRODUCTS - 0.28%
5,004	*	Volcom, Inc	133,957

		TOTAL TEXTILE MILL PRODUCTS	133,957

TOBACCO PRODUCTS - 3.97%
28,813		Altria Group, Inc	1,863,049

		TOTAL TOBACCO PRODUCTS	1,863,049

TRANSPORTATION EQUIPMENT - 2.68%
6,600		Boeing Co	435,600
2,100		General Dynamics Corp	230,034
10,700		Northrop Grumman Corp	591,175

		TOTAL TRANSPORTATION EQUIPMENT	1,256,809

TRANSPORTATION SERVICES - 0.56%
3,804		UTI Worldwide, Inc	264,835

		TOTAL TRANSPORTATION SERVICES	264,835

WHOLESALE TRADE-DURABLE GOODS - 1.23%
8,916		Johnson & Johnson	579,540

		TOTAL WHOLESALE TRADE-DURABLE GOODS	579,540

TIAA-CREF Life Funds - Growth Income Fund

SHARES			VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 0.34%
5,200	*	United Natural Foods, Inc	157,924

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	157,924

		TOTAL COMMON STOCKS (Cost $46,527,719)	46,962,205

		TOTAL PORTFOLIO - 99.99% (Cost $46,527,719)	46,962,205
		OTHER ASSETS & LIABILITIES, NET - 0.01%	6,426

		NET ASSETS - 100.00%	$46,968,631

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRIES (unaudited)

June 30, 2005

	VALUE	%
DOMESTIC
UNITED STATES	$105,234	0.20

TOTAL DOMESTIC	105,234	0.20

FOREIGN
AUSTRALIA	2,655,499	4.93
DENMARK	252,694	0.47
FINLAND	1,882,175	3.49
FRANCE	6,209,789	11.52
GERMANY	7,947,341	14.74
HONG KONG	1,269,330	2.35
INDIA	342,703	0.64
ITALY	2,740,649	5.08
JAPAN	11,119,010	20.63
NETHERLANDS	1,455,990	2.70
NEW ZEALAND	120,918	0.22
SINGAPORE	422,353	0.78
SPAIN	1,427,386	2.65
SWEDEN	75,595	0.14
SWITZERLAND	7,948,481	14.74
UNITED KINGDOM	7,934,443	14.72

TOTAL FOREIGN	53,804,356	99.80

TOTAL PORTFOLIO	$53,909,590	100.00

TIAA-CREF Life Funds - International Equity Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE INTERNATIONAL EQUITY FUND

June 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.55%
APPAREL AND OTHER TEXTILE PRODUCTS - 0.36%
6,500		Kuraray Co Ltd	61,430
57,000		Toyobo Co Ltd	132,727

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	194,157

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.29%
38,000		Fuji Heavy Industries Ltd	157,669

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	157,669

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.71%
5,000		Sumitomo Forestry Co Ltd	48,181
41,918		Wolseley plc	879,080

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	927,261

BUSINESS SERVICES - 5.37%
4	*	Access Co Ltd	81,504
24,763		Adecco S.A. (Regd)	1,123,801
65,827		Cintra Concesiones de Infraestructuras de Transporte S.A.	771,457
1,200		Otsuka Corp	101,444
233		Rakuten, Inc	185,119
1,046		SAP AG.	181,398
6,400		Sumisho Computer Systems Corp	149,616
4,000		Secom Co Ltd	171,773
1,900		Sumisho Lease Co Ltd	66,109
2,433		Tata Consultancy Services Ltd	75,505

		TOTAL BUSINESS SERVICES	2,907,726

CHEMICALS AND ALLIED PRODUCTS - 10.22%
12,250	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	205
19,745		GlaxoSmithKline plc	477,308
6,200		JSR Corp	129,855
8,000		Kaken Pharmaceutical Co Ltd	54,788
4,000		Kao Corp	94,068
3,200		Kose Corp	110,369
18,878		Lonza Group AG. (Regd)	1,043,154
23,000		Nippon Paint Co Ltd	84,821
9,773		Novartis AG. (Regd)	464,134
1,100		Ono Pharmaceutical Co Ltd	52,087
25,869		Reckitt Benckiser plc	760,221
1,546		Roche Holding AG. (Genusscheine)	195,131
17,436		Sanofi-Aventis	1,428,559
2,300		Shin-Etsu Chemical Co Ltd	87,102
4,000		Taisho Pharmaceutical Co Ltd	77,727
6,400		Takeda Pharmaceutical Co Ltd	316,752
34,000		Teijin Ltd	157,489

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,533,770

TIAA-CREF Life Funds - International Equity Fund

SHARES			VALUE
COMMUNICATIONS - 3.85%
16,803		Deutsche Telekom AG. (Regd)	309,708
48		KDDI Corp	221,734
72,598		KPN NV	607,418
154	*	Marconi Corp plc Wts 05/19/07	8
145		SKY Perfect Communications, Inc	109,131
11,267		Telecom Corp of New Zealand Ltd	47,135
12,331		Telefonica S.A.	201,246
241,220		Vodafone Group plc	586,714

		TOTAL COMMUNICATIONS	2,083,094

DEPOSITORY INSTITUTIONS - 16.21%
8,578	*	Australia & New Zealand Banking Group Ltd	141,843
4,270		BNP Paribas	291,760
57,139	*	Bayerische Hypo-und Vereinsbank AG.	1,482,078
7,019		DBS Group Holdings Ltd	59,334
59,743		Depfa Bank plc	958,886
3,088		Deutsche Bank AG. (Regd)	240,420
34,217		HSBC Holdings plc (United Kingdom)	544,366
6,500		Hang Seng Bank Ltd	88,402
59		Mizuho Financial Group, Inc	265,451
23		Mitsubishi Tokyo Financial Group, Inc	194,056
65,000	*	Resona Holdings, Inc	120,400
51,908		Royal Bank of Scotland Group plc	1,563,546
70,000		Shinsei Bank Ltd	376,017
10		Sumitomo Mitsui Financial Group Inc	67,307
29,000		Sumitomo Trust & Banking Co Ltd	175,655
3,638		Suncorp-Metway Ltd	55,635
19,765		UBS AG. (Regd)	1,541,265
91,013		UniCredito Italiano S.p.A.	480,041
8,522		Westpac Banking Corp	129,207

		TOTAL DEPOSITORY INSTITUTIONS	8,775,669

EDUCATIONAL SERVICES - 0.12%
2,000		Benesse Corp	63,977

		TOTAL EDUCATIONAL SERVICES	63,977

ELECTRIC, GAS, AND SANITARY SERVICES - 2.33%
13,385		Australian Gas Light Co Ltd	144,943
136,253		Centrica plc	564,458
30,000		Hong Kong & China Gas Co Ltd	60,856
108,300		Nissin Co Ltd	202,476
6,470		Tata Power Co Ltd	55,853
336,000		Xinao Gas Holdings Ltd	232,972

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,261,558

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.95%
1,340		Advantest Corp	98,659
23,685		Ericsson (LM) (B Shs)	75,595

TIAA-CREF Life Funds - International Equity Fund

SHARES			VALUE
700		Hirose Electric Co Ltd	76,774
7,761		Kudelski S.A. (Br)	283,053
4,800		Kyocera Corp	366,223
4,900		Melco Holdings, Inc	113,659
18,000		NEC Corp	96,893
20,675		Nokia Oyj	344,154
1,300		Rohm Co Ltd	124,730
7,000		Satyam Computer Services Ltd	81,388
14,000		Sharp Corp	218,039
6,100		Sony Corp	209,593
5,000		Sumitomo Electric Industries Ltd	50,990

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,139,750

FABRICATED METAL PRODUCTS - 0.26%
17,000		NHK Spring Co Ltd	142,616

		TOTAL FABRICATED METAL PRODUCTS	142,616

FOOD AND KINDRED PRODUCTS - 2.75%
11,069		Coca-Cola Amatil Ltd	66,461
8,596		Groupe Danone	753,456
172,000		Global Bio-Chem Technology Group Co Ltd	106,516
74,000		Nisshin Oillio Group Ltd	413,731
38,000		Nichirei Corp	147,547

		TOTAL FOOD AND KINDRED PRODUCTS	1,487,711

FOOD STORES - 2.04%
17	v*	Casino Guichard-Perrachon S.A. Wts 12/15/05	1
182,501		Tesco plc	1,040,149
5,270		Woolworths Ltd	66,135

		TOTAL FOOD STORES	1,106,285

FURNITURE AND HOMEFURNISHINGS STORES - 0.26%
12,100		Hitachi Maxell Ltd	142,112

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	142,112

GENERAL BUILDING CONTRACTORS - 0.61%
1,155		Bilfinger Berger AG.	53,781
680,000		Shanghai Forte Land Co	176,364
9,000		Sumitomo Realty & Development Co Ltd	100,301

		TOTAL GENERAL BUILDING CONTRACTORS	330,446

HEAVY CONSTRUCTION, EXCEPT BUILDING - 3.05%
19,902		Vinci S.A.	1,654,612

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,654,612

HOLDING AND OTHER INVESTMENT OFFICES - 4.37%
3,337		Housing Development Finance Corp	67,661
2,000		iShares MSCI EAFE Index Fund	104,780
14,076		Macquarie Infrastructure Group	44,407
107,200		Noble Group Ltd	91,799
6,598		Nobel Biocare Holding AG.	1,336,706
152,000		Orient Corp	538,128
23,000		Sumitomo Corp	183,556

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,367,037

TIAA-CREF Life Funds - International Equity Fund

SHARES			VALUE
HOTELS AND OTHER LODGING PLACES - 3.32%
38,420		Accor S.A.	1,797,213

		TOTAL HOTELS AND OTHER LODGING PLACES	1,797,213

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.57%
181,626		Futuris Corp Ltd	251,632
30,000		Komatsu Ltd	231,997
33,000		NSK Ltd	168,854
24,222		Rheinmetall AG.	1,220,479
1,600		Riso Kagaku Corp	62,679

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,935,641

INSTRUMENTS AND RELATED PRODUCTS - 0.27%
3,600		Tokyo Seimitsu Co Ltd	144,526

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	144,526

INSURANCE CARRIERS - 1.13%
27,422		AMP Ltd	134,696
39,000		Aioi Insurance Co Ltd	198,763
21,095		Insurance Australia Group Ltd	96,289
17,000		Nipponkoa Insurance Co Ltd	110,134
19,959		Promina Group Ltd	71,362

		TOTAL INSURANCE CARRIERS	611,244

METAL MINING - 0.30%
2,970		Rio Tinto Ltd	100,900
28,159	*	Zinifex Ltd	64,760

		TOTAL METAL MINING	165,660

MISCELLANEOUS RETAIL - 0.29%
92,566		Pacific Brands Ltd	159,388

		TOTAL MISCELLANEOUS RETAIL	159,388

NONDEPOSITORY INSTITUTIONS - 3.13%
19,000		Industrial Development Bank of India Ltd	44,441
16,486		Deutsche Postbank AG.	807,344
21,737		Hypo Real Estate Holding	823,528
1,850		ICICI Bank Ltd	17,856

		TOTAL NONDEPOSITORY INSTITUTIONS	1,693,169

OIL AND GAS EXTRACTION - 0.82%
27,863		Origin Energy Ltd	161,199
284,000		PetroChina Co Ltd (Class H)	208,642
932		Shell Transport & Trading Co plc	9,028
2,890		Woodside Petroleum Ltd	64,280

		TOTAL OIL AND GAS EXTRACTION	443,149

TIAA-CREF Life Funds - International Equity Fund

SHARES			VALUE
PAPER AND ALLIED PRODUCTS - 0.84%
46,700		Carter Holt Harvey Ltd	73,783
13,000		NGK Insulators Ltd	126,129
5,900		TDC a/s	252,694

		TOTAL PAPER AND ALLIED PRODUCTS	452,606

PETROLEUM AND COAL PRODUCTS - 9.59%
91,415		BP plc	951,087
181,000	*	China Shenhua Energy Co Ltd	174,636
41,189		ENI S.p.A.	1,058,773
95,880		Fortum Oyj	1,538,021
34,000		Nippon Oil Corp	230,267
17,909		Repsol YPF S.A.	454,683
7,680		Royal Dutch Petroleum Co	499,474
1,214		Total S.A.	284,188

		TOTAL PETROLEUM AND COAL PRODUCTS	5,191,129

PRIMARY METAL INDUSTRIES - 1.63%
28,055		BHP Billiton Ltd	383,641
19,000		NEOMAX Co Ltd	418,766
34,000		Nippon Steel Corp	78,651

		TOTAL PRIMARY METAL INDUSTRIES	881,058

PRINTING AND PUBLISHING - 1.84%
25,077		Reed Elsevier NV	349,097
58,448		Reed Elsevier plc	558,480
34,000		Singapore Press Holdings Ltd	86,495

		TOTAL PRINTING AND PUBLISHING	994,072

RAILROAD TRANSPORTATION - 0.27%
23,772		Brambles Industries Ltd	147,402

		TOTAL RAILROAD TRANSPORTATION	147,402

REAL ESTATE - 0.60%
60	*	City Developments Ltd Wts 05/10/06	180
27,000		Tokyo Tatemono Co Ltd	180,468
10,921		Westfield Group	147,337

		TOTAL REAL ESTATE	327,985

SECURITY AND COMMODITY BROKERS - 1.26%
22,000		Itochu Corp	110,668
6,326		Julius Baer Holding AG.	387,135
10,200		Matsui Securities Co Ltd	108,884
1,660		Macquarie Bank Ltd	75,341

		TOTAL SECURITY AND COMMODITY BROKERS	682,028

STONE, CLAY, AND GLASS PRODUCTS - 3.90%
47,990		CSR Ltd	97,680
25,907		Holcim Ltd (Regd)	1,574,103
1,300		Hoya Corp	149,488
33,000		Nippon Sheet Glass Co Ltd	128,649
62,000		Sumitomo Osaka Cement Co Ltd	164,192

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,114,112

TIAA-CREF Life Funds - International Equity Fund

SHARES			VALUE
TRANSPORTATION BY AIR - 0.17%
10,500		Swire Pacific Ltd (A Shs)	92,555

		TOTAL TRANSPORTATION BY AIR	92,555

TRANSPORTATION EQUIPMENT - 5.67%
24,142		DaimlerChrysler AG. (Regd)	977,293
508		ElringKlinger AG.	36,487
165,833	*	Fiat S.p.A.	1,201,836
25,000		Keppel Corp Ltd	184,544
1,100		Toyota Industries Corp	29,927
17,900		Toyota Motor Corp	639,352

		TOTAL TRANSPORTATION EQUIPMENT	3,069,439

TRANSPORTATION SERVICES - 0.00%
24		Ship Finance International Ltd	454

		TOTAL TRANSPORTATION SERVICES	454

TRUCKING AND WAREHOUSING - 0.25%
25,000		Sumitomo Warehouse Co Ltd	135,093

		TOTAL TRUCKING AND WAREHOUSING	135,093

WATER TRANSPORTATION - 0.51%
260,500	*	COSCO Holdings	128,184
24,000		Mitsui OSK Lines Ltd	147,346

		TOTAL WATER TRANSPORTATION	275,530

WHOLESALE TRADE-DURABLE GOODS - 0.86%
3,400		Kuroda Electric Co Ltd	79,738
11,600		Terumo Corp	334,053
1,680		Wesfarmers Ltd	50,958

		TOTAL WHOLESALE TRADE-DURABLE GOODS	464,749

WHOLESALE TRADE-NONDURABLE GOODS - 1.58%
14,985		Altana AG.	855,938

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	855,938

		TOTAL COMMON STOCKS (Cost $52,255,181)	53,909,590

		TOTAL PORTFOLIO - 99.55% (Cost $52,255,181)	53,909,590
		OTHER ASSETS & LIABILITIES, NET - 0.45%	241,376

		NET ASSETS - 100.00%	$54,150,966

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Stock Index Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE STOCK INDEX FUND

June 30, 2005

SHARES			VALUE
COMMON STOCKS - 98.10%
AGRICULTURAL PRODUCTION-CROPS - 0.02%
439		Chiquita Brands International, Inc	$12,055
399		Delta & Pine Land Co	9,999

		TOTAL AGRICULTURAL PRODUCTION-CROPS	22,054

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
208		Pilgrim’s Pride Corp	7,099
4		Seaboard Corp	6,656

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	13,755

AMUSEMENT AND RECREATION SERVICES - 0.21%
604	*	Alliance Gaming Corp	8,468
314	*	Argosy Gaming Co	14,636
134		Churchill Downs, Inc	5,694
460		Dover Downs Gaming & Entertainment, Inc	6,100
100		Dover Motorsport, Inc	600
1,920		Harrah’s Entertainment, Inc	138,374
354		International Speedway Corp (Class A)	19,916
300	*	Lakes Entertainment, Inc	4,620
248	*	Life Time Fitness, Inc	8,137
500	*	Magna Entertainment Corp (Class A)	2,820
188	*	Multimedia Games, Inc	2,070
648	*	Penn National Gaming, Inc	23,652
743	*	Pinnacle Entertainment, Inc	14,533
800	*	Six Flags, Inc	3,720
164		Speedway Motorsports, Inc	5,996
400	*	Sunterra Corp	6,484
347	*	Warner Music Group Corp	5,621
859		Westwood One, Inc	17,549
200	*	WMS Industries, Inc	6,750
100		World Wrestling Federation Entertainment, Inc	1,142

		TOTAL AMUSEMENT AND RECREATION SERVICES	296,882

APPAREL AND ACCESSORY STORES - 0.68%
912		Abercrombie & Fitch Co (Class A)	62,654
589	*	Aeropostale, Inc	19,790
1,230		American Eagle Outfitters, Inc	37,700
840	*	AnnTaylor Stores Corp	20,395
319		Bebe Stores, Inc	8,444
65		Buckle, Inc	2,882
200		Burlington Coat Factory Warehouse Corp	8,528
300	*	Cache, Inc	4,986
195	*	Carter’s, Inc	11,384
318	*	Casual Male Retail Group, Inc	2,325
325		Cato Corp (Class A)	6,711
70	*	Charlotte Russe Holding, Inc	872
1,100	*	Charming Shoppes, Inc	10,263
1,896	*	Chico’s FAS, Inc	64,995
222	*	Children’s Place Retail Stores, Inc	10,361
390		Christopher & Banks Corp	7,121
978		Claire’s Stores, Inc	23,521

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
46		Deb Shops, Inc	1,333
300	*	Dress Barn, Inc	6,789
565		Finish Line, Inc (Class A)	10,690
1,591		Foot Locker, Inc	43,307
6,296		Gap, Inc	124,346
145		Goody’s Family Clothing, Inc	1,069
450	*	Hot Topic, Inc	8,604
242	*	Jo-Ann Stores, Inc	6,386
144	*	JOS A. Bank Clothiers, Inc	6,235
3,175	*	Kohl’s Corp	177,514
3,657		Limited Brands, Inc	78,333
140	*	New York & Co, Inc	2,948
1,138		Nordstrom, Inc	77,350
100		Oshkosh B’gosh, Inc (Class A)	2,599
875	*	Pacific Sunwear of California, Inc	20,116
600	*	Payless Shoesource, Inc	11,520
1,561		Ross Stores, Inc	45,129
66	*	Shoe Carnival, Inc	1,436
183	*	Stage Stores, Inc	7,979
232		Talbots, Inc	7,533
445	*	The Wet Seal, Inc	3,019
359	*	Too, Inc	8,390
569	*	Urban Outfitters, Inc	32,257

		TOTAL APPAREL AND ACCESSORY STORES	987,814

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
165	*	Columbia Sportswear Co	8,149
217	*	DHB Industries, Inc	1,833
100	*	Guess?, Inc	1,658
577	*	Gymboree Corp	7,882
600	*	Hartmarx Corp	6,042
1,270		Jones Apparel Group, Inc	39,421
300		Kellwood Co	8,070
1,180		Liz Claiborne, Inc	46,917
262		Phillips-Van Heusen Corp	8,565
585		Polo Ralph Lauren Corp	25,219
1,142	*	Quiksilver, Inc	18,249
277		Russell Corp	5,665
885		VF Corp	50,640
488	*	Warnaco Group, Inc	11,346

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	239,656

AUTO REPAIR, SERVICES AND PARKING - 0.08%
100	*	Amerco, Inc	5,355
100		Bandag, Inc	4,605
300		Central Parking Corp	4,125
468	*	Dollar Thrifty Automotive Group, Inc	17,775
711		Lear Corp	25,866
251	*	Midas, Inc	5,773
73	*	Monro Muffler Brake, Inc	2,154
544	*	PHH Corp	13,992
662		Ryder System, Inc	24,229
400	*	Wright Express Corp	7,388

		TOTAL AUTO REPAIR, SERVICES AND PARKING	111,262

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
788	*	Advance Auto Parts	50,865
64	*	America’s Car Mart, Inc	1,441

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
200	*	Asbury Automotive Group, Inc	3,082
1,883	*	Autonation, Inc	38,639
598	*	Autozone, Inc	55,291
1,109	*	Carmax, Inc	29,555
817	*	Copart, Inc	19,445
495	*	CSK Auto Corp	8,257
300		Lithia Motors, Inc (Class A)	8,655
200	*	MarineMax, Inc	6,250
1,000	*	O’Reilly Automotive, Inc	29,810
222	*	Rush Enterprises, Inc (Class A)	2,961
287		Sonic Automotive, Inc	6,101
285		United Auto Group, Inc	8,493

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	268,845

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.02%
166	*	Central Garden & Pet Co	8,154
648		Fastenal Co	39,696
22,828		Home Depot, Inc	888,009
8,188		Lowe’s Cos	476,705
1,227		Sherwin-Williams Co	57,779

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,470,343

BUSINESS SERVICES - 6.94%
4,200	*	3Com Corp	15,288
128	*	3D Systems Corp	3,080
403		Aaron Rents, Inc	10,031
347		ABM Industries, Inc	6,767
1,784	*	Activision, Inc	29,472
927		Acxiom Corp	19,356
200		Administaff, Inc	4,752
5,264		Adobe Systems, Inc	150,656
300	*	Advent Software, Inc	6,078
261		Advo, Inc	8,313
1,281	*	Affiliated Computer Services, Inc (Class A)	65,459
455	*	Agile Software Corp	2,867
1,219	*	Akamai Technologies, Inc	16,005
883	*	Alliance Data Systems Corp	35,814
221	*	Altiris, Inc	3,244
190	*	AMN Healthcare Services, Inc	2,856
68	*	Ansoft Corp	1,643
414	*	Ansys, Inc	14,701
287	*	Anteon International Corp	13,093
643	*	Applied Digital Solutions, Inc	2,115
800	*	Aquantive, Inc	14,176
410		Arbitron, Inc	17,589
706	*	Ariba, Inc	4,095
716	*	Ask Jeeves, Inc	21,616
400	*	Aspect Communications Corp	4,492
300	*	Aspen Technology, Inc	1,560
96	*	Asset Acceptance Capital Corp	2,487
140	*	Atari, Inc	389
257	*	Audible Inc	4,464
294	*	Autobytel, Inc	1,420
2,498	*	Autodesk, Inc	85,856
6,168		Automatic Data Processing, Inc	258,871
484	*	Avocent Corp	12,652
3,915	*	BEA Systems, Inc	34,374
1,400	*	Bisys Group, Inc	20,916

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
195	*	Blackboard, Inc	4,664
95	*	Blue Coat Systems, Inc	2,839
2,501	*	BMC Software, Inc	44,893
600	*	Borland Software Corp	4,116
436		Brady Corp (Class A)	13,516
596		Brink’s Co	21,456
357	*	CACI International, Inc (Class A)	22,548
2,866	*	Cadence Design Systems, Inc	39,150
554		Catalina Marketing Corp	14,077
63	*	CCC Information Services Group, Inc	1,509
11,115		Cendant Corp	248,643
854	*	Century Business Services, Inc	3,459
1,580	*	Ceridian Corp	30,778
322	*	Cerner Corp	21,886
644		Certegy, Inc	24,614
873	*	Checkfree Corp	29,734
937	*	ChoicePoint, Inc	37,527
532	*	Ciber, Inc	4,245
1,854	*	Citrix Systems, Inc	40,158
3,885	*	CMGI, Inc	7,343
1,229	*	CNET Networks, Inc	14,428
200	*	Cogent, Inc	5,710
459		Cognex Corp	12,021
1,431	*	Cognizant Technology Solutions Corp	67,443
4,989		Computer Associates International, Inc	137,098
65		Computer Programs & Systems, Inc	2,423
2,004	*	Computer Sciences Corp	87,575
4,261	*	Compuware Corp	30,637
241	*	Concur Technologies, Inc	2,538
1,524	*	Convergys Corp	21,671
140	*	CoStar Group, Inc	6,104
400	*	Covansys Corp	5,140
485	*	CSG Systems International, Inc	9,205
565	*	Cyberguard Corp	3,359
1,100	*	Cybersource Corp	8,041
500		Deluxe Corp	20,300
500	*	Dendrite International, Inc	6,900
500	*	Digital Insight Corp	11,960
339	*	Digital River, Inc	10,763
1,600	*	DoubleClick, Inc	13,424
823	*	DST Systems, Inc	38,516
1,050	*	E.piphany, Inc	3,654
1,405	*	Earthlink, Inc	12,167
11,520	*	eBay, Inc	380,275
298	*	Echelon Corp	2,050
318	*	Eclipsys Corp	4,474
122	*	eCollege.com, Inc	1,452
375	*	eFunds Corp	6,746
100	*	Electro Rent Corp	1,454
3,256	*	Electronic Arts, Inc	184,322
5,550		Electronic Data Systems Corp	106,838
500	*	Electronics For Imaging, Inc	10,520
149	*	Emageon Inc	2,087
400	*	Entrust, Inc	1,916
398	*	Epicor Software Corp	5,254
90	*	EPIQ Systems, Inc	1,472
1,406		Equifax, Inc	50,208
164	*	Equinix, Inc	7,108

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
248	*	eSpeed, Inc (Class A)	2,210
488	*	F5 Networks, Inc	23,051
300		Factset Research Systems, Inc	10,752
775		Fair Isaac Corp	28,288
313	*	FalconStor Software, Inc	2,044
400	*	Filenet Corp	10,056
8,233		First Data Corp	330,473
2,024	*	Fiserv, Inc	86,931
100	*	Forrester Research, Inc	1,783
739	*	Gartner, Inc (Class A)	7,848
515	*	Getty Images, Inc	38,244
252		Gevity HR, Inc	5,048
1,654	*	Google, Inc (Class A)	486,524
1,262		GTECH Holdings Corp	36,901
192		Healthcare Services Group	3,855
200	*	Heidrick & Struggles International, Inc	5,216
800		Henry (Jack) & Associates, Inc	14,648
600	*	Homestore, Inc	1,218
126	*	Hudson Highland Group, Inc	1,964
310	*	Hypercom Corp	2,006
400	*	Hyperion Solutions Corp	16,096
200	*	IDX Systems Corp	6,028
213	*	iGate Corp	762
2,393		IMS Health, Inc	59,275
592	*	Infocrossing, Inc	7,382
674	*	Informatica Corp	5,655
367	*	Infospace, Inc	12,085
311		infoUSA, Inc	3,639
200	*	Innovative Solutions & Support, Inc	6,714
109		Integral Systems, Inc	2,467
387		Interactive Data Corp	8,042
411	*	Intergraph Corp	14,163
290	*	Intermix Media, Inc	2,427
405	*	Internet Capital Group, Inc	2,969
452	*	Internet Security Systems, Inc	9,171
4,454	*	Interpublic Group of Cos, Inc	54,250
401	*	Interwoven, Inc	3,020
152	*	Intrado, Inc	2,274
1,807	*	Intuit, Inc	81,514
470	*	Ipass, Inc	2,848
112	*	iPayment, Inc	4,090
1,123	*	Iron Mountain, Inc	34,835
511	*	iVillage, Inc	3,056
127	*	Jamdat Mobile, Inc	3,515
245	*	JDA Software Group, Inc	2,788
5,760	*	Juniper Networks, Inc	145,037
108	*	Jupitermedia Corp	1,850
264	*	Kanbay International, Inc	6,101
500	*	Keane, Inc	6,850
300		Kelly Services, Inc (Class A)	8,592
200	*	Keynote Systems, Inc	2,334
271	*	Kforce, Inc	2,293
664	*	KFX, Inc	9,489
508	*	Kinetic Concepts, Inc	30,480
300	*	Korn/Ferry International	5,325
298	*	Kronos, Inc	12,036
350	*	Labor Ready, Inc	8,159
853	*	Lamar Advertising Co	36,483

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
1,000	*	Lawson Software, Inc	5,150
238	*	Lionbridge Technologies	1,614
176	*	LoJack Corp	3,091
796	*	Macromedia, Inc	30,423
170	*	Magma Design Automation, Inc	1,421
311	*	Manhattan Associates, Inc	5,974
958		Manpower, Inc	38,109
139	*	Mantech International Corp (Class A)	4,315
215	*	Mapinfo Corp	2,260
206	*	Marchex, Inc	3,098
300	*	Marlin Business Services, Inc	6,030
680	*	Matrixone, Inc	3,400
1,852	*	McAfee, Inc	48,485
824	*	Mentor Graphics Corp	8,446
972	*	Mercury Interactive Corp	37,286
700	*	Micromuse, Inc	3,962
97,994		Microsoft Corp	2,434,171
200	*	MicroStrategy, Inc	10,608
300	*	Midway Games, Inc	3,288
1,037		MoneyGram International, Inc	19,827
1,073	*	Monster Worldwide, Inc	30,774
1,117	*	MPS Group, Inc	10,522
300	*	MRO Software, Inc	4,383
650		National Instruments Corp	13,780
948	*	NAVTEQ Corp	35,247
287	*	NCO Group, Inc	6,208
300	*	NDCHealth Corp	5,391
371	*	NetFlix, Inc	6,088
606	*	NETIQ Corp	6,878
100	*	Netratings, Inc	1,360
100	*	Netscout Systems, Inc	659
310	*	NIC, Inc	1,432
4,067	*	Novell, Inc	25,215
1,938		Omnicom Group, Inc	154,769
222	*	Online Resources Corp	2,511
127	*	Open Solutions, Inc	2,579
503	*	Opsware, Inc	2,575
40,197	*	Oracle Corp	530,600
500	*	Packeteer, Inc	7,050
2,850	*	Parametric Technology Corp	18,183
300	*	PDF Solutions, Inc	3,936
808	*	Perot Systems Corp (Class A)	11,490
255	*	Phoenix Technologies Ltd	1,984
567	*	Pixar	28,378
129	*	Portfolio Recovery Associates, Inc	5,421
120	*	PRA International	3,214
395	*	Progress Software Corp	11,909
108		QAD, Inc	832
70		Quality Systems, Inc	3,317
529	*	Quest Software, Inc	7,210
237	*	Radiant Systems, Inc	2,702
187	*	Radisys Corp	3,020
1,196	*	RealNetworks, Inc	5,944
1,721	*	Red Hat, Inc	22,545
439	*	Redback Networks, Inc	2,801
100		Renaissance Learning, Inc	2,030
723	*	Rent-A-Center, Inc	16,839
200	*	Rent-Way, Inc	1,968

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
713		Reynolds & Reynolds Co (Class A)	19,272
1,813		Robert Half International, Inc	45,271
225		Rollins, Inc	4,509
720	*	RSA Security, Inc	8,266
900	*	S1 Corp	4,239
264	*	SafeNet, Inc	8,992
723	*	Salesforce.com, Inc	14,807
700	*	Sapient Corp	5,551
336	*	Secure Computing Corp	3,656
175	*	Seebeyond Technology Corp	732
446	*	Serena Software, Inc	8,608
3,353		Servicemaster Co	44,930
101	*	SI International, Inc	3,026
5,459		Siebel Systems, Inc	48,585
178	*	Sohu.com, Inc	3,902
542	*	SonicWALL, Inc	2,921
2,630	*	Sonus Networks, Inc	12,571
375	*	Sotheby’s Holdings, Inc (Class A)	5,138
624	*	Spherion Corp	4,118
100	*	SPSS, Inc	1,921
309	*	SRA International, Inc (Class A)	10,728
108		SS&C Technologies, Inc	3,421
100		Startek, Inc	1,642
185	*	Stellent, Inc	1,387
73	*	Stratasys, Inc	2,386
36,028	*	Sun Microsystems, Inc	134,384
3,071	*	SunGard Data Systems, Inc	108,007
261	*	SupportSoft, Inc	1,355
1,054	*	Sybase, Inc	19,341
200	*	Sykes Enterprises, Inc	1,896
7,500	*	Symantec Corp	163,050
1,602	*	Synopsys, Inc	26,705
685	*	Take-Two Interactive Software, Inc	17,433
214		Talx Corp	6,187
300	*	TeleTech Holdings, Inc	2,445
525	*	THQ, Inc	15,367
2,110	*	TIBCO Software, Inc	13,799
135	*	TNS, Inc	3,155
470		Total System Services, Inc	11,327
183	*	TradeStation Group, Inc	1,570
400	*	Transaction Systems Architects, Inc	9,852
100	*	Travelzoo, Inc	3,283
444	*	Trizetto Group, Inc	6,220
242	*	Ultimate Software Group, Inc	3,969
3,451	*	Unisys Corp	21,845
450		United Online, Inc	4,887
710	*	United Rentals, Inc	14,349
150	*	Universal Compression Holdings, Inc	5,436
1,379	*	Valueclick, Inc	17,003
248	*	Vasco Data Security International	2,405
196	*	Ventiv Health, Inc	3,779
140	*	Verint Systems, Inc	4,502
2,796	*	VeriSign, Inc	80,413
4,546	*	Veritas Software Corp	110,922
236	*	Verity, Inc	2,070
95	*	Vertrue, Inc	3,701
263		Viad Corp	7,453
306	*	Vignette Corp	3,442

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
100	*	Volt Information Sciences, Inc	2,373
6,009		Waste Management, Inc	170,295
347	*	WebEx Communications, Inc	9,164
3,498	*	WebMD Corp	35,924
1,281	*	webMethods, Inc	7,174
282	*	Websense, Inc	13,550
752	*	Wind River Systems, Inc	11,791
218	*	Witness Systems, Inc	3,974
12,805	*	Yahoo!, Inc	443,693

		TOTAL BUSINESS SERVICES	10,006,880

CHEMICALS AND ALLIED PRODUCTS - 9.54%
1,062	*	Aastrom Biosciences Inc	3,324
16,401		Abbott Laboratories	803,813
745	*	Abgenix, Inc	6,392
309	*	Adolor Corp	2,858
2,391		Air Products & Chemicals, Inc	144,177
276	*	Albany Molecular Research, Inc	3,864
337		Albemarle Corp	12,290
787		Alberto-Culver Co	34,101
200	*	Alexion Pharmaceuticals, Inc	4,608
851	*	Alkermes, Inc	11,250
334		Alpharma, Inc (Class A)	4,833
203	*	American Pharmaceutical Partners, Inc	8,374
110		American Vanguard Corp	2,300
13,182	*	Amgen, Inc	796,984
870	*	Andrx Corp	17,670
200		Arch Chemicals, Inc	4,992
382	*	Arena Pharmaceuticals, Inc	2,605
1,200	*	Array Biopharma, Inc	7,560
383	*	Atherogenics, Inc	6,120
1,153	*	AVANIR Pharmaceuticals	3,228
1,177		Avery Dennison Corp	62,334
4,990		Avon Products, Inc	188,872
82		Balchem Corp	2,464
1,091	*	Barr Pharmaceuticals, Inc	53,175
111	*	Benthley Pharmaceuticals, Inc	1,215
800	*	Bioenvision, Inc	5,824
3,590	*	Biogen Idec, Inc	123,676
667	*	BioMarin Pharmaceutical, Inc	4,996
212	*	Bone Care International, Inc	6,990
20,671		Bristol-Myers Squibb Co	516,362
696		Cabot Corp	22,968
300		Calgon Carbon Corp	2,655
206		Cambrex Corp	3,924
528	*	Celanese Corp (Series A)	8,390
300	*	Cell Genesys, Inc	1,605
900	*	Cell Therapeutics, Inc	2,439
596	*	Cephalon, Inc	23,727
688	*	Charles River Laboratories International, Inc	33,196
149	*	Chattem, Inc	6,169
1,239		Chemtura Corp	17,532
1,165	*	Chiron Corp	40,647
612		Church & Dwight Co, Inc	22,154
1,623		Clorox Co	90,434
5,532		Colgate-Palmolive Co	276,102
300	*	Connetics Corp	5,292
400	*	Corixa Corp	1,752

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
811	*	Cubist Pharmaceuticals, Inc	10,681
900	*	Curis, Inc	3,510
312	*	Cypress Bioscience, Inc	4,118
433		Cytec Industries, Inc	17,233
483		Dade Behring Holdings, Inc	31,400
614	*	Dendreon Corp	3,211
200		Diagnostic Products Corp	9,466
131	*	Digene Corp	3,626
1,097	*	Discovery Laboratories, Inc	7,997
241	*	Dov Pharmaceutical, Inc	4,497
10,121		Dow Chemical Co	450,688
10,532		Du Pont (E.I.) de Nemours & Co	452,981
241	*	Durect Corp	1,227
850		Eastman Chemical Co	46,878
1,936		Ecolab, Inc	62,649
170	*	Elizabeth Arden, Inc	3,976
600	*	Encysive Pharmaceuticals, Inc	6,486
1,275		Engelhard Corp	36,401
268	*	Eon Labs, Inc	8,212
242	*	EPIX Pharmaceuticals, Inc	2,142
1,440		Estee Lauder Cos (Class A)	56,347
357	*	Eyetech Pharmaceuticals, Inc	4,512
396		Ferro Corp	7,865
175	*	First Horizon Pharmaceutical	3,332
377	*	FMC Corp	21,165
3,727	*	Forest Laboratories, Inc	144,794
4,905	*	Genentech, Inc	393,773
253	*	Genitope Corp	3,249
2,740	*	Genzyme Corp	164,647
300		Georgia Gulf Corp	9,315
1,012	*	Geron Corp	7,833
4,758	*	Gilead Sciences, Inc	209,304
9,512		Gillette Co	481,593
483		Great Lakes Chemical Corp	15,200
300		H.B. Fuller Co	10,218
1,633	*	Hospira, Inc	63,687
700	*	Huntsman Corp	14,189
135	*	Idenix Pharmaceuticals, Inc	2,927
398	*	Idexx Laboratories, Inc	24,807
733	*	ImClone Systems, Inc	22,701
451	*	Immucor, Inc	13,056
300	*	Immunogen, Inc	1,737
517	*	Impax Laboratories, Inc	8,117
295	*	Inspire Pharmaceuticals, Inc	2,484
314	*	InterMune, Inc	4,095
994		International Flavors & Fragrances, Inc	36,003
107	*	Inverness Medical Innovations, Inc	2,921
583	*	Invitrogen Corp	48,558
2,130	*	IVAX Corp	45,795
2,581	*	King Pharmaceuticals, Inc	26,894
110	*	Kos Pharmaceuticals, Inc	7,205
56		Kronos Worldwide, Inc	1,713
360	*	KV Pharmaceutical Co (Class A)	6,030
699	*	Ligand Pharmaceuticals, Inc (Class B)	4,858
10,377		Lilly (Eli) & Co	578,103
722		Lubrizol Corp	30,331
2,070		Lyondell Chemical Co	54,689
287		MacDermid, Inc	8,943

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
342		Mannatech, Inc	6,505
338	*	Martek Biosciences Corp	12,827
1,476	*	Medarex, Inc	12,295
547	*	Medicines Co	12,794
596		Medicis Pharmaceutical Corp (Class A)	18,911
2,715	*	MedImmune, Inc	72,545
23,299		Merck & Co, Inc	717,609
115		Meridian Bioscience, Inc	2,179
792	*	MGI Pharma, Inc	17,234
3,194	*	Millennium Pharmaceuticals, Inc	29,608
246		Minerals Technologies, Inc	15,154
2,856		Monsanto Co	179,557
1,231	*	Mosaic Co	19,154
2,836		Mylan Laboratories, Inc	54,565
900	*	Myogen, Inc	6,291
612	*	Nabi Biopharmaceuticals	9,321
883	*	Nalco Holding Co	17,333
187	*	Nastech Pharmaceutical Co, Inc	2,661
95		Nature’s Sunshine Products, Inc	1,657
580	*	NBTY, Inc	15,045
359	*	Neurocrine Biosciences, Inc	15,100
154	*	NewMarket Corp	2,278
300	*	NitroMed, Inc	5,835
113		NL Industries, Inc	1,739
202	*	Northfield Laboratories, Inc	2,891
200	*	Noven Pharmaceuticals, Inc	3,496
400	*	NPS Pharmaceuticals, Inc	4,540
301	*	Nuvelo, Inc	2,327
90		Octel Corp	1,620
739		Olin Corp	13,479
298	*	OM Group, Inc	7,358
450	*	Onyx Pharmaceuticals, Inc	10,746
360	*	OraSure Technologies, Inc	3,596
553	*	OSI Pharmaceuticals, Inc	22,601
100	*	Pain Therapeutics, Inc	675
364	*	Par Pharmaceutical Cos, Inc	11,579
270	*	Parexel International Corp	5,359
145	*	Penwest Pharmaceuticals Co	1,714
889		Perrigo Co	12,393
78,628		Pfizer, Inc	2,168,560
258	*	Pharmion Corp	5,988
118	*	Pioneer Cos, Inc	2,595
965	*	PolyOne Corp	6,388
200	*	Pozen, Inc	1,640
1,815		PPG Industries, Inc	113,909
3,400		Praxair, Inc	158,440
400	*	Prestige Brands Holdings, Inc	7,800
26,377		Procter & Gamble Co	1,391,387
100	*	Progenics Pharmaceuticals	2,086
1,073	*	Protein Design Labs, Inc	21,685
204	*	Renovis, Inc	3,115
1,208	*	Revlon, Inc (Class A)	3,708
1,740		Rohm & Haas Co	80,632
1,300		RPM International, Inc	23,738
382	*	Salix Pharmaceuticals Ltd	6,746
15,713		Schering-Plough Corp	299,490
232	*	Scotts Miracle-Gro Co (Class A)	16,521
400		Sensient Technologies Corp	8,244

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
1,110	*	Sepracor, Inc	66,611
299	*	Serologicals Corp	6,354
754		Sigma-Aldrich Corp	42,254
676	*	StemCells, Inc	2,846
100		Stepan Co	2,210
900	*	SuperGen, Inc	4,446
147	*	SurModics, Inc	6,375
251	*	Tanox, Inc	2,942
1,600	*	Terra Industries, Inc	10,896
500		UAP Holding Corp	8,300
240	*	United Therapeutics Corp	11,568
92	*	USANA Health Sciences, Inc	3,891
864		USEC, Inc	12,649
891		Valeant Pharmaceuticals International	15,708
544		Valspar Corp	26,270
868	*	VCA Antech, Inc	21,049
1,006	*	Vertex Pharmaceuticals, Inc	16,941
734	*	Vicuron Pharmaceuticals, Inc	20,479
1,206	*	Watson Pharmaceuticals, Inc	35,649
300		Wellman, Inc	3,057
220		Westlake Chemical Corp	5,390
602	*	WR Grace & Co	4,690
14,217		Wyeth	632,656
283	*	Zymogenetics, Inc	4,981

		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,760,061

COAL MINING - 0.15%
400	*	Alpha Natural Resources, Inc	9,552
671		Arch Coal, Inc	36,549
965		Consol Energy, Inc	51,705
200		Foundation Coal Holdings, Inc	5,188
138	*	James River Coal Co	4,782
758		Massey Energy Co	28,592
1,360		Peabody Energy Corp	70,774
220		Penn Virginia Corp	9,827

		TOTAL COAL MINING	216,969

COMMUNICATIONS - 4.19%
632		Adtran, Inc	15,667
1,537	*	Alamosa Holdings, Inc	21,364
3,201		Alltel Corp	199,358
2,413	*	American Tower Corp (Class A)	50,721
356	*	Anixter International, Inc	13,233
8,760		AT&T Corp	166,790
200	*	Audiovox Corp (Class A)	3,100
5,053	*	Avaya, Inc	42,041
100	*	Beasley Broadcast Group, Inc (Class A)	1,449
19,431		BellSouth Corp	516,282
205	*	Brightpoint, Inc	4,549
2,113	*	Cablevision Systems Corp (Class A)	68,039
100	*	Centennial Communications Corp	1,388
1,483		CenturyTel, Inc	51,356
3,210	*	Charter Communications, Inc (Class A)	3,788
2,305	*	Cincinnati Bell, Inc	9,912
575	*	Citadel Broadcasting Corp	6,584
3,456		Citizens Communications Co	46,449
5,797		Clear Channel Communications, Inc	179,301
21,672	*	Comcast Corp (Class A)	665,330

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
230		Commonwealth Telephone Enterprises, Inc	9,639
300	*	Cox Radio, Inc (Class A)	4,725
2,316	*	Crown Castle International Corp	47,061
200	*	Crown Media Holdings, Inc (Class A)	1,886
185		CT Communications, Inc	2,414
671	*	Cumulus Media, Inc (Class A)	7,904
7,420	*	DIRECTV Group, Inc	115,010
1,170	*	Dobson Communications Corp (Class A)	4,984
2,421		EchoStar Communications Corp (Class A)	72,993
521	*	Emmis Communications Corp (Class A)	9,206
501	*	Entercom Communications Corp	16,678
810	*	Entravision Communications Corp (Class A)	6,310
300		Fairpoint Communications, Inc	4,845
52	*	Fisher Communications, Inc	2,459
1,129	*	Foundry Networks, Inc	9,743
464	*	General Communication, Inc (Class A)	4,580
347		Global Payments, Inc	23,527
229		Golden Telecom, Inc	7,026
420		Gray Television, Inc	5,065
327		Hearst-Argyle Television, Inc	8,012
3,504	*	IAC/InterActiveCorp	84,271
614	*	IDT Corp (Class B)	8,080
167	*	InPhonic, Inc	2,568
500	*	Insight Communications Co, Inc	5,525
400		Iowa Telecommunications Services, Inc	7,500
200	*	j2 Global Communications, Inc	6,888
7,220	*	Level 3 Communications, Inc	14,657
200		Liberty Corp	7,362
2,486	*	Liberty Global, Inc	116,022
281	*	Lin TV Corp (Class A)	3,903
100	*	Lodgenet Entertainment Corp	1,659
173	*	Mastec, Inc	1,522
2,972	*	MCI, Inc	76,410
4,194	f,v*	McLeod (Escrow)	—
493	*	Mediacom Communications Corp	3,387
2,012	*	NCR Corp	70,661
11,590	*	Nextel Communications, Inc (Class A)	374,473
1,613	*	Nextel Partners, Inc (Class A)	40,599
606	*	NII Holdings, Inc (Class B)	38,748
158		North Pittsburgh Systems, Inc	3,090
555	*	Novatel Wireless, Inc	6,921
755	*	NTL, Inc	51,657
531		PanAmSat Holding Corp	10,891
762	*	Premiere Global Services, Inc	8,603
420	*	Price Communications Corp	7,266
15,727	*	Qwest Communications International, Inc	58,347
888	*	Radio One, Inc (Class D)	11,340
242	*	RCN Corp	5,588
400	*	Regent Communications, Inc	2,348
125	*	Saga Communications, Inc (Class A)	1,750
87	*	Salem Communications Corp (Class A)	1,726
778	*	SBA Communications Corp	10,503
35,066		SBC Communications, Inc	832,818
58		Shenandoah Telecom Co	2,306
383		Sinclair Broadcast Group, Inc (Class A)	3,478
300	*	Spanish Broadcasting System, Inc (Class A)	2,997
497	*	Spectrasite, Inc	36,992
14,897		Sprint Corp	373,766

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
122		SureWest Communications	3,129
182	*	Syniverse Holdings, Inc	2,548
211	*	Talk America Holdings, Inc	2,112
1,150		Telephone and Data Systems, Inc (Non-Vote)	46,931
932	*	Tivo, Inc	6,226
300	*	U.S. Cellular Corp	14,982
1,372	*	U.S. Unwired, Inc (Class A)	7,985
748	*	Ubiquitel, Inc	6,104
2,388	*	Univision Communications, Inc (Class A)	65,789
250	*	USA Mobility, Inc	7,340
400		Valor Communications Group, Inc	5,520
29,262		Verizon Communications, Inc	1,011,002
174	*	West Corp	6,682
944	*	Western Wireless Corp (Class A)	39,931
1,081	*	Wireless Facilities, Inc	6,843
2,240	*	XM Satellite Radio Holdings, Inc	75,398

		TOTAL COMMUNICATIONS	6,035,912

DEPOSITORY INSTITUTIONS - 9.79%
110		1st Source Corp	2,523
108		ABC Bancorp	1,953
96	*	ACE Cash Express, Inc	2,454
127		Alabama National Bancorp	8,302
200		Amcore Financial, Inc	5,976
668		Amegy Bancorp, Inc	14,950
107	*	AmericanWest Bancorp	2,135
30		Ames National Corp	3,317
3,734		AmSouth Bancorp	97,084
200		Anchor Bancorp Wisconsin, Inc	6,052
134		Arrow Financial Corp	3,731
1,407		Associated Banc-Corp	47,360
1,046		Astoria Financial Corp	29,780
100		Bancfirst Corp	8,699
823		Bancorpsouth, Inc	19,423
838		Bank Mutual Corp	9,268
42,525		Bank of America Corp	1,939,565
125		Bank of Granite Corp	2,393
600		Bank of Hawaii Corp	30,450
8,210		Bank of New York Co, Inc	236,284
102		Bank of The Ozarks, Inc	3,350
452		BankAtlantic Bancorp, Inc (Class A)	8,565
500		BankUnited Financial Corp (Class A)	13,520
79		Banner Corp	2,213
5,776		BB&T Corp	230,867
57		Berkshire Hills Bancorp, Inc	1,899
216		BOK Financial Corp	9,962
287		Boston Private Financial Holdings, Inc	7,232
518		Brookline Bancorp, Inc	8,423
74		Camden National Corp	2,424
81		Capital City Bank Group, Inc	3,272
93		Capital Corp of the West	2,581
70		Capitol Bancorp Ltd	2,353
232		Capitol Federal Financial	7,999
142		Cascade Bancorp	2,988
418		Cathay General Bancorp	14,091
121		Center Financial Corp	3,004
101	*	Central Coast Bancorp	1,828
311		Central Pacific Financial Corp	11,072

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
36		Charter Financial Corp	1,258
234		Chemical Financial Corp	7,748
453		Chittenden Corp	12,322
55,010		Citigroup, Inc	2,543,112
86		Citizens & Northern Corp	2,687
400		Citizens Banking Corp	12,088
81		City Bank	2,513
155		City Holding Co	5,661
437		City National Corp	31,337
121		Coastal Financial Corp	1,784
150		CoBiz, Inc	2,720
1,543		Colonial Bancgroup, Inc	34,039
53		Columbia Bancorp	1,932
110		Columbia Banking System, Inc	2,708
1,785		Comerica, Inc	103,173
1,715		Commerce Bancorp, Inc	51,982
680		Commerce Bancshares, Inc	34,299
338		Commercial Capital Bancorp, Inc	5,648
400		Commercial Federal Corp	13,472
400		Community Bank System, Inc	9,756
138		Community Banks, Inc	3,577
139		Community Trust Bancorp, Inc	4,548
1,357		Compass Bancshares, Inc	61,065
200		Corus Bankshares, Inc	11,098
600		Cullen/Frost Bankers, Inc	28,590
448		CVB Financial Corp	8,817
309		Dime Community Bancshares	4,697
197		Downey Financial Corp	14,420
492		East West Bancorp, Inc	16,526
331	*	Euronet Worldwide, Inc	9,622
100		Farmers Capital Bank Corp	3,464
175		Fidelity Bankshares, Inc	4,641
5,013		Fifth Third Bancorp	206,586
100		Financial Institutions, Inc	1,802
100		First Bancorp (North Carolina)	2,213
366		First Bancorp (Puerto Rico)	14,695
150		First Busey Corp (Class A)	2,897
300		First Charter Corp	6,591
55		First Citizens Bancshares, Inc (Class A)	7,950
739		First Commonwealth Financial Corp	10,124
130		First Community Bancorp	6,175
72		First Community Bancshares, Inc	2,340
315		First Financial Bancorp	5,954
189		First Financial Bankshares, Inc	6,396
188		First Financial Corp (Indiana)	5,401
133		First Financial Holdings, Inc	3,978
1,347		First Horizon National Corp	56,843
117		First Indiana Corp	3,471
415		First Merchants Corp	10,313
445		First Midwest Bancorp, Inc	15,651
1,581		First Niagara Financial Group, Inc	23,051
58		First Oak Brook Bancshares, Inc	1,637
100		First Place Financial Corp	2,009
165		First Republic Bank	5,829
156		First State Bancorp	3,009
158	*	FirstFed Financial Corp	9,418
953		FirstMerit Corp	24,883
485		Flagstar Bancorp, Inc	9,181

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
150		Flushing Financial Corp	2,760
594		FNB Corp	11,672
53		FNB Corp (Virginia)	1,484
215	*	Franklin Bank Corp	4,033
700		Fremont General Corp	17,031
222		Frontier Financial Corp	5,608
1,846		Fulton Financial Corp	33,228
58		GB&T Bancshares, Inc	1,378
293		Glacier Bancorp, Inc	7,656
400		Gold Banc Corp, Inc	5,820
2,706		Golden West Financial Corp	174,212
104		Great Southern Bancorp, Inc	3,254
543		Greater Bay Bancorp	14,319
246		Hancock Holding Co	8,462
384		Hanmi Financial Corp	6,413
200		Harbor Florida Bancshares, Inc	7,488
275		Harleysville National Corp	6,369
126		Heritage Commerce Corp	2,313
1,717		Hibernia Corp (Class A)	56,970
112		Horizon Financial Corp	2,486
5,917		Hudson City Bancorp, Inc	67,513
543		Hudson United Bancorp	19,602
2,410		Huntington Bancshares, Inc	58,177
100		IberiaBank Corp	6,161
846		Independence Community Bank Corp	31,243
100		Independent Bank Corp (Massachusetts)	2,821
152		Independent Bank Corp (Michigan)	4,323
657		IndyMac Bancorp, Inc	26,760
161		Integra Bank Corp	3,642
117		Interchange Financial Services Corp	2,147
413		International Bancshares Corp	11,684
671		Investors Financial Services Corp	25,377
400		Irwin Financial Corp	8,876
42	*	Itla Capital Corp	2,264
37,210		JPMorgan Chase & Co	1,314,257
227	*	Kearny Financial Corp	2,679
4,311		KeyCorp	142,910
247		KNBT Bancorp, Inc	3,727
115		Lakeland Bancorp, Inc	1,795
46		Lakeland Financial Corp	1,871
807		M & T Bank Corp	84,864
77		Macatawa Bank Corp	2,671
445		MAF Bancorp, Inc	18,970
141		Main Street Banks, Inc	3,590
86		MainSource Financial Group, Inc	1,556
2,395		Marshall & Ilsley Corp	106,458
233		MB Financial, Inc	9,280
200		MBT Financial Corp	3,850
4,473		Mellon Financial Corp	128,330
53		Mercantile Bank Corp	2,330
868		Mercantile Bankshares Corp	44,728
200		Mid-State Bancshares	5,554
85		Midwest Banc Holdings, Inc	1,640
186		Nara Bancorp, Inc	2,730
5,993		National City Corp	204,481
285		National Penn Bancshares, Inc	7,119
64		NBC Capital Corp	1,558
274		NBT Bancorp, Inc	6,477

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
505		NetBank, Inc	4,707
2,702		New York Community Bancorp, Inc	48,960
1,211		NewAlliance Bancshares, Inc	17,015
5,013		North Fork Bancorp, Inc	140,815
84	*	Northern Empire Bancshares	2,599
2,103		Northern Trust Corp	95,876
200		Northwest Bancorp, Inc	4,252
150		OceanFirst Financial Corp	3,377
300	*	Ocwen Financial Corp	2,028
669		Old National Bancorp	14,317
194		Old Second Bancorp, Inc	5,643
100		Omega Financial Corp	3,105
165		Oriental Financial Group, Inc	2,518
428		Pacific Capital Bancorp	15,870
165		Park National Corp	18,233
531		Partners Trust Financial Group, Inc	5,671
64		Peapack Gladstone Financial Corp	1,773
90		Pennfed Financial Services, Inc	1,519
69		Pennrock Financial Services Corp	2,476
75		Peoples Bancorp, Inc	2,006
615		People’s Bank	18,598
210		PFF Bancorp, Inc	6,361
2,997		PNC Financial Services Group, Inc	163,217
2,903		Popular, Inc	73,127
398		PrivateBancorp, Inc	14,081
228		Prosperity Bancshares, Inc	6,523
283		Provident Bankshares Corp	9,031
54		Provident Financial Holdings	1,518
854		Provident Financial Services, Inc	15,005
421		Provident New York Bancorp	5,098
289		R & G Financial Corp (Class B)	5,112
4,913		Regions Financial Corp	166,452
130		Renasant Corp	3,999
110		Republic Bancorp, Inc (Class A) (Kentucky)	2,388
629		Republic Bancorp, Inc (Michigan)	9,422
45		Royal Bancshares of Pennsylvania (Class A)	1,069
300		S & T Bancorp, Inc	10,830
200		S.Y. Bancorp, Inc	4,570
250		Sandy Spring Bancorp, Inc	8,757
121		Santander Bancorp	3,032
72		SCBT Financial Corp	2,279
102		Seacoast Banking Corp of Florida	2,008
122	*	Signature Bank	2,977
108		Simmons First National Corp (Class A)	2,928
1,267		Sky Financial Group, Inc	35,704
700		South Financial Group, Inc	19,894
104		Southside Bancshares, Inc	2,132
94		Southwest Bancorp, Inc	1,925
3,788		Sovereign Bancorp, Inc	84,624
73		State Bancorp, Inc	1,651
54		State Financial Services Corp (Class A)	2,174
3,499		State Street Corp	168,827
114		Sterling Bancorp	2,434
400		Sterling Bancshares, Inc	6,224
320		Sterling Financial Corp (Pennsylvania)	6,819
243	*	Sterling Financial Corp (Spokane)	9,088
88		Suffolk Bancorp	2,841
122	*	Sun Bancorp, Inc (New Jersey)	2,522

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
3,769		SunTrust Banks, Inc	272,273
496		Susquehanna Bancshares, Inc	12,197
400	*	SVB Financial Group	19,160
3,316		Synovus Financial Corp	95,070
1,457		TCF Financial Corp	37,707
891		TD Banknorth, Inc	26,552
300	*	Texas Capital Bancshares, Inc	5,922
436		Texas Regional Bancshares, Inc (Class A)	13,289
238		TierOne Corp	6,457
179		Tompkins Trustco, Inc	7,769
92		Trico Bancshares	2,055
626		Trustco Bank Corp NY	8,176
491		Trustmark Corp	14,367
19,380		U.S. Bancorp	565,896
120		U.S.B. Holding Co, Inc	2,808
940		UCBH Holdings, Inc	15,266
186		UMB Financial Corp	10,608
395		Umpqua Holdings Corp	9,298
69		Union Bankshares Corp	2,665
598		UnionBanCal Corp	40,018
337		United Bankshares, Inc	12,000
335		United Community Banks, Inc	8,717
400		United Community Financial Corp	4,376
121		Univest Corp of Pennsylvania	3,625
232		Unizan Financial Corp	6,215
1,174		Valley National Bancorp	27,448
83		Vineyard National Bancorp	2,619
77	*	Virginia Commerce Bancorp	1,873
67		Virginia Financial Group, Inc	2,351
1,166		W Holding Co, Inc	11,916
16,669		Wachovia Corp	826,782
1,039		Washington Federal, Inc	24,437
9,213		Washington Mutual, Inc	374,877
138		Washington Trust Bancorp, Inc	3,818
586		Webster Financial Corp	27,360
17,842		Wells Fargo & Co	1,098,710
200		Wesbanco, Inc	6,004
177		West Bancorporation	3,328
200		West Coast Bancorp	4,882
330		Westamerica Bancorp	17,427
54	*	Western Sierra Bancorp	1,828
51		Westfield Financial, Inc	1,236
750		Whitney Holding Corp	24,472
800		Wilmington Trust Corp	28,808
167		Wilshire Bancorp, Inc	2,393
248		Wintrust Financial Corp	12,983
100		WSFS Financial Corp	5,471
54		Yardville National Bancorp	1,930
944		Zions Bancorp	69,412

		TOTAL DEPOSITORY INSTITUTIONS	14,118,866

EATING AND DRINKING PLACES - 0.71%
208		AFC Enterprises	2,741
929		Applebee’s International, Inc	24,609
760		Aramark Corp (Class B)	20,064
113	*	BJ’s Restaurants, Inc	2,298
300		Bob Evans Farms, Inc	6,996
937	*	Brinker International, Inc	37,527

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
72	*	Buffalo Wild Wings, Inc	2,246
175	*	California Pizza Kitchen, Inc	4,772
545		CBRL Group, Inc	21,179
343	*	CEC Entertainment, Inc	14,437
622	*	CKE Restaurants, Inc	8,658
1,656		Darden Restaurants, Inc	54,615
101	*	Dave & Buster’s, Inc	1,862
949	*	Denny’s Corp	4,745
400		Domino’s Pizza, Inc	8,904
182		IHOP Corp	7,897
339	*	Jack In The Box, Inc	12,855
587	*	Krispy Kreme Doughnuts, Inc	4,086
273		Landry’s Restaurants, Inc	8,215
176		Lone Star Steakhouse & Saloon, Inc	5,352
244	*	Luby’s, Inc	2,916
13,401		McDonald’s Corp	371,878
300	*	O’Charley’s, Inc	5,298
667		Outback Steakhouse, Inc	30,175
277	*	P.F. Chang’s China Bistro, Inc	16,337
100	*	Papa John’s International, Inc	3,997
361	*	Rare Hospitality International, Inc	11,000
150	*	Red Robin Gourmet Burgers, Inc	9,297
661		Ruby Tuesday, Inc	17,120
450	*	Ryan’s Restaurant Group, Inc	6,305
702	*	Sonic Corp	21,432
221	*	Texas Roadhouse, Inc (Class A)	7,680
844	*	The Cheesecake Factory, Inc	29,312
400	*	The Steak N Shake Co	7,448
408		Triarc Cos (Class B)	6,063
1,217		Wendy’s International, Inc	57,990
3,063		Yum! Brands, Inc	159,521

		TOTAL EATING AND DRINKING PLACES	1,017,827

EDUCATIONAL SERVICES - 0.20%
1,538	*	Apollo Group, Inc (Class A)	120,302
1,036	*	Career Education Corp	37,928
942	*	Corinthian Colleges, Inc	12,029
587	*	DeVry, Inc	11,681
191	*	Educate, Inc	2,703
778	*	Education Management Corp	26,242
490	*	ITT Educational Services, Inc	26,176
522	*	Laureate Education, Inc	24,983
100	*	Learning Tree International, Inc	1,202
168		Strayer Education, Inc	14,492
228	*	Universal Technical Institute, Inc	7,569

		TOTAL EDUCATIONAL SERVICES	285,307

ELECTRIC, GAS, AND SANITARY SERVICES - 3.90%
6,775	*	AES Corp	110,975
817		AGL Resources, Inc	31,577
1,721	*	Allegheny Energy, Inc	43,404
338		Allete, Inc	16,866
1,200		Alliant Energy Corp	33,780
2,231	*	Allied Waste Industries, Inc	17,692
2,071		Ameren Corp	114,526
4,060		American Electric Power Co, Inc	149,692
150		American States Water Co	4,406
1,126		Aqua America, Inc	33,487

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
2,570	*	Aquila, Inc	9,278
846		Atmos Energy Corp	24,365
400		Avista Corp	7,436
446		Black Hills Corp	16,435
148		California Water Service Group	5,556
5,694	*	Calpine Corp	19,360
100		Cascade Natural Gas Corp	2,050
100	*	Casella Waste Systems, Inc (Class A)	1,200
3,172		Centerpoint Energy, Inc	41,902
86		Central Vermont Public Service Corp	1,591
250		CH Energy Group, Inc	12,158
2,036		Cinergy Corp	91,253
162	*	Clean Harbors, Inc	3,512
527		Cleco Corp	11,367
2,309	*	CMS Energy Corp	34,774
100		Connecticut Water Service, Inc	2,499
2,570		Consolidated Edison, Inc	120,379
1,878		Constellation Energy Group, Inc	108,342
64		Crosstex Energy, Inc	3,091
3,600		Dominion Resources, Inc	264,204
1,447		DPL, Inc	39,720
1,841		DTE Energy Co	86,103
9,800		Duke Energy Corp	291,354
900		Duquesne Light Holdings, Inc	16,812
148	*	Duratek, Inc	3,431
2,994	*	Dynegy, Inc (Class A)	14,551
3,413		Edison International	138,397
7,022		El Paso Corp	80,893
400	*	El Paso Electric Co	8,180
239		Empire District Electric Co	5,726
718		Energen Corp	25,166
1,611		Energy East Corp	46,687
57		EnergySouth, Inc	1,579
2,242		Entergy Corp	169,383
7,052		Exelon Corp	361,979
3,489		FirstEnergy Corp	167,856
4,146		FPL Group, Inc	174,381
791		Great Plains Energy, Inc	25,225
966		Hawaiian Electric Industries, Inc	25,898
447		Idacorp, Inc	13,692
1,708		KeySpan Corp	69,516
1,013		Kinder Morgan, Inc	84,282
200		Laclede Group, Inc	6,352
1,187		MDU Resources Group, Inc	33,438
187		Metal Management, Inc	3,618
187		MGE Energy, Inc	6,803
93		Middlesex Water Co	1,806
860		National Fuel Gas Co	24,863
300		New Jersey Resources Corp	14,475
431		Nicor, Inc	17,744
2,915		NiSource, Inc	72,088
1,492		Northeast Utilities	31,123
233		Northwest Natural Gas Co	8,910
379		NorthWestern Corp	11,946
920	*	NRG Energy, Inc	34,592
1,104		NSTAR	34,036
983		OGE Energy Corp	28,448
1,077		Oneok, Inc	35,164

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
300		Otter Tail Corp	8,199
426		Peoples Energy Corp	18,514
1,997		Pepco Holdings, Inc	47,808
3,928		PG&E Corp	147,457
61	*	Pico Holdings, Inc	1,815
906		Piedmont Natural Gas Co, Inc	21,762
996		Pinnacle West Capital Corp	44,272
515	*	Plug Power, Inc	3,528
681		PNM Resources, Inc	19,620
1,991		PPL Corp	118,226
2,586		Progress Energy, Inc	116,991
600	v*	Progress Energy, Inc (Cvo)	6
2,545		Public Service Enterprise Group, Inc	154,787
1,170		Puget Energy, Inc	27,355
945		Questar Corp	62,275
3,026	*	Reliant Resources, Inc	37,462
1,450		Republic Services, Inc	52,214
115		Resource America, Inc (Class A)	4,431
1,189		SCANA Corp	50,782
2,350		Sempra Energy	97,078
1,243	*	Sierra Pacific Resources	15,475
69		SJW Corp	3,244
130		South Jersey Industries, Inc	7,946
7,869		Southern Co	272,818
960	*	Southern Union Co	23,568
398		Southwest Gas Corp	10,153
123		Southwest Water Co	1,466
469	*	Stericycle, Inc	23,600
2,190		TECO Energy, Inc	41,413
2,548		TXU Corp	211,713
1,162		UGI Corp	32,420
154		UIL Holdings Corp	8,287
365		Unisource Energy Corp	11,224
807		Vectren Corp	23,185
450	*	Waste Connections, Inc	16,780
688	*	Waste Services, Inc	2,642
1,015		Westar Energy, Inc	24,390
599		Western Gas Resources, Inc	20,905
514		WGL Holdings, Inc	17,291
6,035		Williams Cos, Inc	114,665
1,298		Wisconsin Energy Corp	50,622
400		WPS Resources Corp	22,500
4,263		Xcel Energy, Inc	83,214

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,627,477

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.47%
200	*	Actel Corp	2,780
380		Acuity Brands, Inc	9,762
900	*	Adaptec, Inc	3,492
1,296	*	ADC Telecommunications, Inc	28,214
218	*	Advanced Energy Industries, Inc	1,713
4,255	*	Advanced Micro Devices, Inc	73,782
950	*	Aeroflex, Inc	7,980
1,910	*	Agere Systems, Inc	22,920
1,750		Alliance One International, Inc	10,518
3,948	*	Altera Corp	78,249
1,773		American Power Conversion Corp	41,825
259	*	American Superconductor Corp	2,370

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
800		Ametek, Inc	33,480
332	*	AMIS Holdings, Inc	4,429
1,105	*	Amkor Technology, Inc	4,973
932		Amphenol Corp (Class A)	37,438
3,968		Analog Devices, Inc	148,046
1,708	*	Andrew Corp	21,794
3,565	*	Applied Micro Circuits Corp	9,126
92		Applied Signal Technology, Inc	1,752
900	*	Arris Group, Inc	7,839
300	*	Artesyn Technologies, Inc	2,610
367	*	Atheros Communications, Inc	2,958
4,854	*	Atmel Corp	11,504
395	*	ATMI, Inc	11,459
484		AVX Corp	5,866
353		Baldor Electric Co	8,585
100		Bel Fuse, Inc (Class B)	3,056
500	*	Benchmark Electronics, Inc	15,210
2,927	*	Broadcom Corp (Class A)	103,938
1,412	*	Broadwing Corp	6,523
200		C&D Technologies, Inc	1,838
300	*	C-COR, Inc	2,055
466	*	Ceradyne, Inc	11,217
300	*	Checkpoint Systems, Inc	5,310
5,973	*	CIENA Corp	12,484
68,411	*	Cisco Systems, Inc	1,307,334
330	*	Comtech Telecommunications	10,768
2,113	*	Comverse Technology, Inc	49,972
5,030	*	Conexant Systems, Inc	8,098
884	*	Cree, Inc	22,515
300		CTS Corp	3,687
100		Cubic Corp	1,774
400	*	Cymer, Inc	10,540
1,312	*	Cypress Semiconductor Corp	16,518
66	*	Diodes, Inc	2,059
273	*	Ditech Communications Corp	1,772
200	*	Dolby Laboratories, Inc (Class A)	4,412
289	*	DSP Group, Inc	6,898
179	*	DTS, Inc	3,192
300	*	Electro Scientific Industries, Inc	5,364
4,407		Emerson Electric Co	276,010
72	*	EndWave Corp	3,427
795	*	Energizer Holdings, Inc	49,425
178	*	Energy Conversion Devices, Inc	3,984
481	*	EnerSys	6,556
423	*	Evergreen Solar, Inc	2,720
600	*	Exar Corp	8,934
1,414	*	Fairchild Semiconductor International, Inc	20,857
1,100	*	Finisar Corp	1,155
234		Franklin Electric Co, Inc	9,044
4,343	*	Freescale Semiconductor, Inc (Class B)	91,985
300	*	FuelCell Energy, Inc	3,063
3,003	*	Gemstar-TV Guide International, Inc	10,781
112,154	d	General Electric Co	3,886,136
254	*	Genlyte Group, Inc	12,380
721	*	Glenayre Technologies, Inc	2,718
1,200	*	GrafTech International Ltd	5,160
269	*	Greatbatch, Inc	6,429
711		Harman International Industries, Inc	57,847

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
1,008	*	Harmonic, Inc	4,869
1,502		Harris Corp	46,877
275		Helix Technology Corp	3,652
600	*	Hexcel Corp	10,152
378	*	Hutchinson Technology, Inc	14,557
400		Imation Corp	15,516
879	*	Integrated Circuit Systems, Inc	18,143
1,000	*	Integrated Device Technology, Inc	10,750
200	*	Integrated Silicon Solution, Inc	1,482
65,275		Intel Corp	1,701,067
500	*	Interdigital Communications Corp	8,750
338	*	International DisplayWorks, Inc	2,704
735	*	International Rectifier Corp	35,074
1,618		Intersil Corp (Class A)	30,370
200		Inter-Tel, Inc	3,722
359	*	InterVoice, Inc	3,098
257	*	IXYS Corp	3,644
15,063	*	JDS Uniphase Corp	22,896
789	*	Kemet Corp	4,971
1,226		L-3 Communications Holdings, Inc	93,887
800	*	Lattice Semiconductor Corp	3,552
100	*	Lifeline Systems, Inc	3,212
389		Lincoln Electric Holdings, Inc	12,895
3,235		Linear Technology Corp	118,692
200	*	Littelfuse, Inc	5,570
131		LSI Industries, Inc	1,826
4,112	*	LSI Logic Corp	34,911
46,829	*	Lucent Technologies, Inc	136,272
593	*	Mattson Technology, Inc	4,246
3,470		Maxim Integrated Products, Inc	132,589
894		Maytag Corp	14,000
1,045	*	McData Corp (Class A)	4,180
169	*	Medis Technologies Ltd	2,805
1,464	*	MEMC Electronic Materials, Inc	23,087
223	*	Mercury Computer Systems, Inc	6,104
300		Methode Electronics, Inc	3,561
64	*	Metrologic Instruments, Inc	803
560	*	Micrel, Inc	6,451
2,234		Microchip Technology, Inc	66,171
6,147	*	Micron Technology, Inc	62,761
600	*	Microsemi Corp	11,280
1,000	*	Microtune, Inc	5,015
436	*	MIPS Technologies, Inc	3,139
500	*	Mobility Electronics, Inc	4,575
1,511		Molex, Inc	39,346
360	*	Moog, Inc (Class A)	11,336
25,929		Motorola, Inc	473,464
1,045	*	MRV Communications, Inc	2,268
338	*	Mykrolis Corp	4,803
43		National Presto Industries, Inc	1,895
3,736		National Semiconductor Corp	82,304
3,873	*	Network Appliance, Inc	109,490
1,397	*	Novellus Systems, Inc	34,520
1,866	*	Nvidia Corp	49,860
734	*	Omnivision Technologies, Inc	9,975
1,279	*	ON Semiconductor Corp	5,883
727	*	Openwave Systems, Inc	11,923
865	*	Oplink Communications, Inc	1,479

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
136	*	OSI Systems, Inc	2,147
157		Park Electrochemical Corp	3,956
200	*	Pericom Semiconductor Corp	1,628
300	*	Photronics, Inc	7,002
363	*	Pixelworks, Inc	3,115
472		Plantronics, Inc	17,162
400	*	Plexus Corp	5,692
610	*	PLX Technology, Inc	6,198
1,900	*	PMC-Sierra, Inc	17,727
1,202	*	Polycom, Inc	17,922
159	*	Portalplayer, Inc	3,310
61	*	Powell Industries, Inc	1,151
270	*	Power Integrations, Inc	5,824
500	*	Power-One, Inc	3,155
1,294	*	Powerwave Technologies, Inc	13,225
998	*	QLogic Corp	30,808
17,334		Qualcomm, Inc	572,195
473	*	Quantum Fuel Systems Technologies Worldwide, Inc	2,365
922	*	Rambus, Inc	12,336
138		Raven Industries, Inc	3,232
200		Regal-Beloit Corp	5,832
1,976	*	RF Micro Devices, Inc	10,730
1,921		Rockwell Collins, Inc	91,593
200	*	Rogers Corp	8,110
5,316	*	Sanmina-SCI Corp	29,079
1,664		Scientific-Atlanta, Inc	55,361
200	*	Seachange International, Inc	1,404
733	*	Semtech Corp	12,204
383	*	Sigmatel, Inc	6,572
731	*	Silicon Image, Inc	7,500
392	*	Silicon Laboratories, Inc	10,274
700	*	Silicon Storage Technology, Inc	2,821
13,938	*	Sirius Satellite Radio, Inc	90,318
1,472	*	Skyworks Solutions, Inc	10,849
800	*	Spatialight, Inc	4,536
100		Spectralink Corp	1,052
456	*	Spectrum Brands, Inc	15,048
500	*	Standard Microsystems Corp	11,690
100	*	Supertex, Inc	1,766
396	*	Symmetricom, Inc	4,107
172	*	Synaptics, Inc	3,674
500		Technitrol, Inc	7,065
595	*	Tekelec	9,996
358		Teleflex, Inc	21,254
5,056	*	Tellabs, Inc	43,987
1,900	*	Terayon Communication Systems, Inc	5,871
466	*	Tessera Technologies, Inc	15,569
17,581		Texas Instruments, Inc	493,499
625	*	Thomas & Betts Corp	17,650
1,000	*	Titan Corp	22,740
1,105	*	Transwitch Corp	2,265
199	*	Trident Microsystems, Inc	4,515
1,402	*	Triquint Semiconductor, Inc	4,669
433	*	TTM Technologies, Inc	3,295
100	*	Ulticom, Inc	1,061
149	*	Ultralife Batteries, Inc	2,406
100	*	Universal Display Corp	1,028
100	*	Universal Electronics, Inc	1,659

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
1,002	*	UTStarcom, Inc	7,505
521	*	Valence Technology, Inc	1,459
418	*	Varian Semiconductor Equipment Associates, Inc	15,466
219	*	Viasat, Inc	4,452
200		Vicor Corp	2,720
2,493	*	Vishay Intertechnology, Inc	29,592
2,600	*	Vitesse Semiconductor Corp	5,434
159	*	Volterra Semiconductor Corp	2,368
466	*	Westell Technologies, Inc	2,787
645		Whirlpool Corp	45,221
3,687		Xilinx, Inc	94,019
255	*	Zhone Technologies, Inc	854
437	*	Zoran Corp	5,808

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,203,917

ENGINEERING AND MANAGEMENT SERVICES - 0.63%
188	*	Advisory Board Co	9,163
1,000	*	Amylin Pharmaceuticals, Inc	20,930
300	*	Antigenics, Inc	1,623
758	*	Applera Corp (Celera Genomics Group)	8,315
556	*	Ariad Pharmaceuticals, Inc	3,703
1,700	*	BearingPoint, Inc	12,461
100		CDI Corp	2,192
1,849	*	Celgene Corp	75,384
437		Corporate Executive Board Co	34,230
67	*	CRA International, Inc	3,608
360	*	CuraGen Corp	1,850
300	*	CV Therapeutics, Inc	6,726
328	*	Decode Genetics, Inc	3,080
300	*	DiamondCluster International, Inc	3,390
938	*	Digitas, Inc	10,702
188	*	Diversa Corp	979
423	*	eResearch Technology, Inc	5,664
180	*	Essex Corp	4,118
753	*	Exelixis, Inc	5,595
86	*	Exponent, Inc	2,458
915		Fluor Corp	52,695
594	*	Gen-Probe, Inc	21,521
178	*	Greenfield Online, Inc	2,163
340	*	Harris Interactive, Inc	1,656
410	*	Hewitt Associates, Inc	10,869
678	*	ICOS Corp	14,353
755	*	Incyte Corp	5,398
400	*	Isis Pharmaceuticals, Inc	1,564
598	*	Jacobs Engineering Group, Inc	33,643
230	*	Keryx Biopharmaceuticals, Inc	3,036
84		Landauer, Inc	4,360
139	*	LECG Corp	2,955
673	*	Lexicon Genetics, Inc	3,325
302	*	Lifecell Corp	4,775
182	*	Luminex Corp	1,791
141		MAXIMUS, Inc	4,976
317	*	Maxygen, Inc	2,175
2,699		Moody’s Corp	121,347
60	*	MTC Technologies, Inc	2,210
284	*	Myriad Genetics, Inc	4,445
440	*	Navigant Consulting, Inc	7,770
595	*	Neopharm, Inc	5,944

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
259	*	Orchid Cellmark, Inc	2,800
3,508		Paychex, Inc	114,150
300	*	Per-Se Technologies, Inc	6,306
549	*	Pharmaceutical Product Development, Inc	25,726
300	*	PRG-Schultz International, Inc	846
1,668		Quest Diagnostics, Inc	88,854
360	*	Regeneron Pharmaceuticals, Inc	3,020
414	*	Resources Connection, Inc	9,617
207	*	Rigel Pharmaceuticals, Inc	4,123
642	*	Savient Pharmaceuticals, Inc	2,831
100	*	Seattle Genetics, Inc	536
219	*	Senomyx, Inc	3,616
282	*	SFBC International, Inc	10,894
821	*	Shaw Group, Inc	17,660
160	*	Sourcecorp	3,171
299	*	Symyx Technologies, Inc	8,366
100	*	Tejon Ranch Co	5,147
510	*	Telik, Inc	8,293
677	*	Tetra Tech, Inc	9,160
277	*	Transkaryotic Therapies, Inc	10,133
148	*	Trimeris, Inc	1,477
431	*	URS Corp	16,098
600	*	ViaCell, Inc	6,390
1,275	*	ViroLogic, Inc	3,162
263	*	Washington Group International, Inc	13,445
392		Watson Wyatt & Co Holdings	10,047

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	915,010

FABRICATED METAL PRODUCTS - 0.32%
391	*	Alliant Techsystems, Inc	27,605
54		Ameron International Corp	2,020
389		Aptargroup, Inc	19,761
1,163		Ball Corp	41,821
100		CIRCOR International, Inc	2,467
618		Commercial Metals Co	14,721
132	*	Commercial Vehicle Group, Inc	2,343
593		Crane Co	15,596
1,891	*	Crown Holdings, Inc	26,909
258	*	Global Power Equipment Group, Inc	2,051
220	*	Griffon Corp	4,884
100		Gulf Island Fabrication, Inc	1,988
2,660		Illinois Tool Works, Inc	211,949
792	*	Jacuzzi Brands, Inc	8,498
100	*	Mobile Mini, Inc	3,448
200	*	NCI Building Systems, Inc	6,560
100		Silgan Holdings, Inc	5,624
400		Simpson Manufacturing Co, Inc	12,220
657		Snap-On, Inc	22,535
200		Sturm Ruger & Co, Inc	1,674
512	*	Taser International, Inc	5,140
154		Valmont Industries, Inc	3,973
300	*	Water Pik Technologies, Inc	5,715
255		Watts Water Technologies, Inc (Class A)	8,540

		TOTAL FABRICATED METAL PRODUCTS	458,042

FOOD AND KINDRED PRODUCTS - 2.80%
200		American Italian Pasta Co (Class A)	4,204
8,210		Anheuser-Busch Cos, Inc	375,607

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
6,944		Archer Daniels Midland Co	148,463
100	*	Boston Beer Co, Inc (Class A)	2,244
2,439		Campbell Soup Co	75,048
77		Coca-Cola Bottling Co Consolidated	3,891
22,024		Coca-Cola Co	919,502
3,184		Coca-Cola Enterprises, Inc	70,080
5,474		Conagra Foods, Inc	126,778
1,994	*	Constellation Brands, Inc (Class A)	58,823
718		Corn Products International, Inc	17,060
588	*	Darling International, Inc	2,205
2,062	*	Del Monte Foods Co	22,208
490		Flowers Foods, Inc	17,326
3,110		General Mills, Inc	145,517
546	*	Gold Kist, Inc	11,783
3,701		H.J. Heinz Co	131,089
100	*	Hansen Natural Corp	8,472
1,169	*	Hercules, Inc	16,541
1,836		Hershey Foods Corp	114,016
758		Hormel Foods Corp	22,232
156		J & J Snack Foods Corp	8,167
572		J.M. Smucker Co	26,850
2,650		Kellogg Co	117,766
2,649		Kraft Foods, Inc (Class A)	84,265
317		Lancaster Colony Corp	13,606
200		Lance, Inc	3,442
107	*	M&F Worldwide Corp	1,429
1,448		McCormick & Co, Inc (Non-Vote)	47,321
451		Molson Coors Brewing Co (Class B)	27,962
79	*	Peets Coffee & Tea, Inc	2,610
1,476		Pepsi Bottling Group, Inc	42,228
735		PepsiAmericas, Inc	18,860
17,709		PepsiCo, Inc	955,046
275		Ralcorp Holdings, Inc	11,316
189		Sanderson Farms, Inc	8,588
8,326		Sara Lee Corp	164,938
859	*	Smithfield Foods, Inc	23,425
406		Tootsie Roll Industries, Inc	11,876
300		Topps Co, Inc	3,009
2,559		Tyson Foods, Inc (Class A)	45,550
1,832		Wrigley (Wm.) Jr Co	126,115

		TOTAL FOOD AND KINDRED PRODUCTS	4,037,458

FOOD STORES - 0.40%
240	*	7-Eleven, Inc	7,258
3,861		Albertson’s, Inc	79,845
15		Arden Group, Inc (Class A)	1,189
174	*	Great Atlantic & Pacific Tea Co, Inc	5,056
100		Ingles Markets, Inc (Class A)	1,377
7,708	*	Kroger Co	146,683
276	*	Panera Bread Co (Class A)	17,135
200	*	Pantry, Inc	7,746
325	*	Pathmark Stores, Inc	2,847
300		Ruddick Corp	7,659
4,130	*	Starbucks Corp	213,356
100		Weis Markets, Inc	3,879
686		Whole Foods Market, Inc	81,154
261	*	Wild Oats Markets, Inc	2,988

		TOTAL FOOD STORES	578,172

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
FORESTRY - 0.13%
556		Rayonier, Inc	29,485
2,566		Weyerhaeuser Co	163,326

		TOTAL FORESTRY	192,811

FURNITURE AND FIXTURES - 0.38%
100		Bassett Furniture Industries, Inc	1,886
961	*	BE Aerospace, Inc	15,020
369		Ethan Allen Interiors, Inc	12,365
642		Furniture Brands International, Inc	13,874
800		Herman Miller, Inc	24,672
585		Hillenbrand Industries, Inc	29,572
619		HNI Corp	31,662
64		Hooker Furniture Corp	1,118
400	*	Interface, Inc (Class A)	3,220
1,997		Johnson Controls, Inc	112,491
300		Kimball International, Inc (Class B)	3,960
500		La-Z-Boy, Inc	7,285
1,992		Leggett & Platt, Inc	52,947
4,585		Masco Corp	145,620
2,907		Newell Rubbermaid, Inc	69,303
387	*	Select Comfort Corp	8,293
94		Stanley Furniture Co, Inc	2,309
455	*	Tempur-Pedic International, Inc	10,092

		TOTAL FURNITURE AND FIXTURES	545,689

FURNITURE AND HOMEFURNISHINGS STORES - 0.42%
3,111	*	Bed Bath & Beyond, Inc	129,978
304	*	Bell Microproducts, Inc	2,858
2,839		Best Buy Co, Inc	194,613
172	*	Brookstone, Inc	3,247
2,068		Circuit City Stores, Inc (Circuit City Group)	35,756
227	*	Cost Plus, Inc	5,661
140	*	Electronics Boutique Holdings Corp	8,889
440	*	GameStop Corp (Class B)	13,156
259	*	Guitar Center, Inc	15,118
166		Haverty Furniture Cos, Inc	2,453
552	*	Linens ‘n Things, Inc	13,060
573	*	Mohawk Industries, Inc	47,272
255		Movie Gallery, Inc	6,740
1,075		Pier 1 Imports, Inc	15,254
1,647		RadioShack Corp	38,161
164	*	Restoration Hardware, Inc	1,341
525		Steelcase, Inc (Class A)	7,271
304	*	The Bombay Co, Inc	1,733
200	*	Trans World Entertainment Corp	2,366
228		Tuesday Morning Corp	7,187
1,222	*	Williams-Sonoma, Inc	48,355

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	600,469

GENERAL BUILDING CONTRACTORS - 0.55%
39	*	Avatar Holdings, Inc	1,961
477		Beazer Homes U.S.A., Inc	27,261
159		Brookfield Homes Corp	7,250
1,319		Centex Corp	93,214
2,879		D.R. Horton, Inc	108,279
374	*	Hovnanian Enterprises, Inc (Class A)	24,385

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
857		KB Home	65,329
1,382		Lennar Corp (Class A)	87,688
379		Levitt Corp (Class A)	11,340
111		M/I Homes, Inc	6,005
170		McGrath RentCorp	4,029
338		MDC Holdings, Inc	27,801
264	*	Meritage Homes Corp	20,988
57	*	NVR, Inc	46,170
100	*	Palm Harbor Homes, Inc	1,883
173	*	Perini Corp	2,841
1,120		Pulte Homes, Inc	94,360
506		Ryland Group, Inc	38,390
335		Standard-Pacific Corp	29,463
155		Technical Olympic U.S.A., Inc	3,763
560	*	Toll Brothers, Inc	56,868
382		Walter Industries, Inc	15,356
302	*	WCI Communities, Inc	9,673
45	*	William Lyon Homes, Inc	4,365

		TOTAL GENERAL BUILDING CONTRACTORS	788,662

GENERAL MERCHANDISE STORES - 1.96%
521	*	99 Cents Only Stores	6,622
1,248	*	Big Lots, Inc	16,524
797	*	BJ’s Wholesale Club, Inc	25,895
325	*	Cabela’s, Inc	6,942
455		Casey’s General Stores, Inc	9,018
5,011		Costco Wholesale Corp	224,593
633		Dillard’s, Inc (Class A)	14,825
3,456		Dollar General Corp	70,364
1,705		Family Dollar Stores, Inc	44,500
1,772		Federated Department Stores, Inc	129,852
480		Fred’s, Inc	7,958
2,547		J.C. Penney Co, Inc	133,921
3,111		May Department Stores Co	124,938
457		Neiman Marcus Group, Inc (Class A)	44,292
558	*	Retail Ventures, Inc	7,611
1,433	*	Saks, Inc	27,184
288	*	ShopKo Stores, Inc	7,001
200		Stein Mart, Inc	4,400
9,365		Target Corp	509,550
5,085		TJX Cos, Inc	123,820
26,633		Wal-Mart Stores, Inc	1,283,711

		TOTAL GENERAL MERCHANDISE STORES	2,823,521

HEALTH SERVICES - 1.14%
548	*	Accredo Health, Inc	24,879
107	*	Alliance Imaging, Inc	1,119
316	*	Allied Healthcare International, Inc	2,237
116	*	Amedisys, Inc	4,266
112	*	America Service Group, Inc	1,775
352	*	American Healthways, Inc	14,879
291	*	American Retirement Corp	4,254
282	*	Amsurg Corp	7,809
575	*	Apria Healthcare Group, Inc	19,918
1,157	*	Beverly Enterprises, Inc	14,740
4,798	*	Caremark Rx, Inc	213,607
923	*	Community Health Systems, Inc	34,880
60	*	Corvel Corp	1,507

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
667	*	Covance, Inc	29,928
1,113	*	Coventry Health Care, Inc	78,745
296	*	Cross Country Healthcare, Inc	5,032
1,056	*	DaVita, Inc	48,027
713	*	Edwards Lifesciences Corp	30,673
242	*	Enzo Biochem, Inc	4,339
400	*	Enzon, Inc	2,592
1,314	*	Express Scripts, Inc	65,674
228	*	Genesis HealthCare Corp	10,552
175	*	Gentiva Health Services, Inc	3,126
4,592		HCA, Inc	260,229
2,607		Health Management Associates, Inc (Class A)	68,251
500		Hooper Holmes, Inc	2,075
109	*	Horizon Health Corp	2,550
1,379	*	Human Genome Sciences, Inc	15,969
302	*	Kindred Healthcare, Inc	11,962
1,423	*	Laboratory Corp of America Holdings	71,008
216		LCA-Vision, Inc	10,467
580	*	LifePoint Hospitals, Inc	29,302
1,018	*	Lincare Holdings, Inc	41,575
286	*	Magellan Health Services, Inc	10,099
919		Manor Care, Inc	36,512
300	*	Matria Healthcare, Inc	9,669
284	*	Medcath Corp	7,892
2,918	*	Medco Health Solutions, Inc	155,704
100		National Healthcare Corp	3,531
981	*	Nektar Therapeutics	16,520
358	*	OCA, Inc	673
336	*	Odyssey HealthCare, Inc	4,845
187		Option Care, Inc	2,637
257	*	Pediatrix Medical Group, Inc	18,900
205	*	Psychiatric Solutions, Inc	9,986
117	*	Radiation Therapy Services, Inc	3,106
300	*	RehabCare Group, Inc	8,019
690	*	Renal Care Group, Inc	31,809
245	*	Sierra Health Services, Inc	17,508
200	*	Specialty Laboratories, Inc	1,682
164	*	Sunrise Senior Living, Inc	8,853
183	*	Symbion, Inc	4,365
5,068	*	Tenet Healthcare Corp	62,032
869	*	Triad Hospitals, Inc	47,482
123	*	U.S. Physical Therapy, Inc	2,359
299	*	United Surgical Partners International, Inc	15,572
496		Universal Health Services, Inc (Class B)	30,841
121	*	VistaCare, Inc (Class A)	2,235

		TOTAL HEALTH SERVICES	1,650,777

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
296		Granite Construction, Inc	8,317

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	8,317

HOLDING AND OTHER INVESTMENT OFFICES - 3.57%
300	*	4Kids Entertainment, Inc	5,964
700		Aames Investment Corp	6,804
200		Acadia Realty Trust	3,730
353	*	Affiliated Managers Group, Inc	24,120
263		Affordable Residential Communities	3,511
79		Agree Realty Corp	2,390

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
28	*	Alexander’s, Inc	6,965
200		Alexandria Real Estate Equities, Inc	14,690
1,450		Allied Capital Corp	42,209
841		AMB Property Corp	36,525
131		American Campus Communities, Inc	2,971
1,336		American Financial Realty Trust	20,548
369		American Home Mortgage Investment Corp	12,900
269		AMLI Residential Properties Trust	8,409
1,180		Annaly Mortgage Management, Inc	21,157
503		Anthracite Capital, Inc	5,961
1,034		Anworth Mortgage Asset Corp	10,175
964		Apartment Investment & Management Co (Class A)	39,447
563		Apollo Investment Corp	10,376
134		Arbor Realty Trust, Inc	3,846
2,101		Archstone-Smith Trust	81,141
696		Arden Realty, Inc	25,042
367		Ashford Hospitality Trust, Inc	3,964
771		AvalonBay Communities, Inc	62,297
199		Bedford Property Investors	4,581
300		Bimini Mortgage Management, Inc (Class A)	4,230
330		BioMed Realty Trust, Inc	7,870
1,072		Boston Properties, Inc	75,040
191	*	Boykin Lodging Co	2,559
592		Brandywine Realty Trust	18,145
500		BRE Properties, Inc (Class A)	20,925
526		Camden Property Trust	28,272
412		Capital Automotive REIT	15,726
241		Capital Lease Funding, Inc	2,615
87		Capital Southwest Corp	7,801
300		Capital Trust, Inc	10,023
603		CarrAmerica Realty Corp	21,817
1,097		Catellus Development Corp	35,982
529		CBL & Associates Properties, Inc	22,784
700		Cedar Shopping Centers, Inc	10,325
496		Centerpoint Properties Trust	20,981
65		Cherokee, Inc	2,250
387		Colonial Properties Trust	17,028
586		Commercial Net Lease Realty, Inc	11,995
306		Corporate Office Properties Trust	9,012
65		Correctional Properties Trust	1,840
426		Cousins Properties, Inc	12,601
820		Crescent Real Estate Equities Co	15,375
164	*	Criimi MAE, Inc	3,583
378		CRT Properties, Inc	10,319
1,085		Developers Diversified Realty Corp	49,867
265		Diamondrock Hospitality Co	2,994
1,556		Duke Realty Corp	49,263
231		Eastgroup Properties, Inc	9,727
592		ECC Capital Corp	3,943
231		Education Realty Trust, Inc	4,227
32	*	Enstar Group, Inc	2,169
300		Entertainment Properties Trust	13,800
427		Equity Inns, Inc	5,679
198		Equity Lifestyle Properties, Inc	7,872
4,309		Equity Office Properties Trust	142,628
300		Equity One, Inc	6,810
3,030		Equity Residential	111,565
232		Essex Property Trust, Inc	19,270

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
330		Extra Space Storage, Inc	4,729
570		Federal Realty Investment Trust	33,630
808	*	FelCor Lodging Trust, Inc	11,700
516		Fieldstone Investment Corp	7,430
500		First Industrial Realty Trust, Inc	19,950
172		First Potomac Realty Trust	4,266
1,402		Friedman Billings Ramsey Group, Inc	20,049
302		Gables Residential Trust	13,055
1,875		General Growth Properties, Inc	77,044
164		Getty Realty Corp	4,543
81		Gladstone Capital Corp	1,895
344		Glenborough Realty Trust, Inc	7,083
511		Glimcher Realty Trust	14,180
158		Global Signal, Inc	5,949
300		GMH Communities Trust	4,155
900		Government Properties Trust, Inc	8,748
143		Gramercy Capital Corp	3,498
600		Harris & Harris Group, Inc	7,146
1,404		Health Care Property Investors, Inc	37,964
629		Health Care REIT, Inc	23,707
505		Healthcare Realty Trust, Inc	19,498
365		Heritage Property Investment Trust	12,782
768		Highland Hospitality Corp	8,026
629		Highwoods Properties, Inc	18,719
405		Home Properties, Inc	17,423
800		HomeBanc Corp	7,272
9,019		Honeywell International, Inc	330,366
684		Hospitality Properties Trust	30,144
3,724		Host Marriott Corp	65,170
2,100		HRPT Properties Trust	26,103
862		IMPAC Mortgage Holdings, Inc	16,076
710		Inland Real Estate Corp	11,417
450		Innkeepers U.S.A. Trust	6,723
1,078		Investors Real Estate Trust	10,413
4,190		iShares Russell 2000 Index Fund	266,903
1,126		iStar Financial, Inc	46,830
306		Kilroy Realty Corp	14,532
1,050		Kimco Realty Corp	61,856
205		Kite Realty Group Trust	3,075
318		LaSalle Hotel Properties	10,434
576		Lexington Corporate Properties Trust	14,003
900		Liberty Property Trust	39,879
129		LTC Properties, Inc	2,670
388		Luminent Mortgage Capital, Inc	4,187
650		Macerich Co	43,582
688		Mack-Cali Realty Corp	31,166
361		Maguire Properties, Inc	10,231
1,628	*	Meristar Hospitality Corp	14,001
808		MFA Mortgage Investments, Inc	6,020
161		Mid-America Apartment Communities, Inc	7,313
593		Mills Corp	36,048
400		MortgageIT Holdings, Inc	7,300
200		National Health Investors, Inc	5,614
800		Nationwide Health Properties, Inc	18,888
495		New Century Financial Corp	25,468
1,216		New Plan Excel Realty Trust	33,039
463		Newcastle Investment Corp	13,959
266		Novastar Financial, Inc	10,414

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
493		Omega Healthcare Investors, Inc	6,340
588		Origen Financial, Inc	4,351
408		Pan Pacific Retail Properties, Inc	27,083
149		Parkway Properties, Inc	7,451
385		Pennsylvania Real Estate Investment Trust	18,288
1,970		Plum Creek Timber Co, Inc	71,511
500		Post Properties, Inc	18,055
473		Prentiss Properties Trust	17,236
1,889		Prologis	76,013
135		PS Business Parks, Inc	6,001
898		Public Storage, Inc	56,799
208		RAIT Investment Trust	6,230
113		Ramco-Gershenson Properties	3,309
800		Realty Income Corp	20,032
863		Reckson Associates Realty Corp	28,954
209		Redwood Trust, Inc	10,784
657		Regency Centers Corp	37,580
100		Saul Centers, Inc	3,635
712		Saxon Capital, Inc	12,154
630		Senior Housing Properties Trust	11,913
583		Shurgard Storage Centers, Inc (Class A)	26,795
1,775		Simon Property Group, Inc	128,670
192		Sizeler Property Investors	2,534
411		SL Green Realty Corp	26,509
137		Sovran Self Storage, Inc	6,228
10,250		SPDR Trust Series 1	1,221,595
715		Spirit Finance Corp	8,401
300		Strategic Hotel Capital, Inc	5,400
136		Sun Communities, Inc	5,058
400		Sunstone Hotel Investors, Inc	9,704
290		Tanger Factory Outlet Centers, Inc	7,810
106	*	Tarragon Realty Investors, Inc	2,676
700		Taubman Centers, Inc	23,863
2,594	*	Telewest Global, Inc	59,091
913		Thornburg Mortgage, Inc	26,596
151		Town & Country Trust	4,305
977		Trizec Properties, Inc	20,097
620		Trustreet Properties, Inc	10,298
1,487		United Dominion Realty Trust, Inc	35,762
100		Universal Health Realty Income Trust	3,811
213		Urstadt Biddle Properties, Inc (Class A)	3,689
299		U-Store-It Trust	5,696
900		Ventas, Inc	27,180
1,097		Vornado Realty Trust	88,199
444		Washington Real Estate Investment Trust	13,853
842		Weingarten Realty Investors	33,023
100		Winston Hotels, Inc	1,126

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,148,588

HOTELS AND OTHER LODGING PLACES - 0.43%
226		Ameristar Casinos, Inc	5,896
370	*	Aztar Corp	12,673
459	*	Bluegreen Corp	7,991
447		Boyd Gaming Corp	22,855
215		Choice Hotels International, Inc	14,125
424	*	Gaylord Entertainment Co	19,712
300	*	Great Wolf Resorts, Inc	6,132
4,092		Hilton Hotels Corp	97,594

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
162	*	Isle of Capri Casinos, Inc	4,244
1,997	*	La Quinta Corp	18,632
200	*	Las Vegas Sands Corp	7,150
200		Marcus Corp	4,244
1,991		Marriott International, Inc (Class A)	135,826
1,316	*	MGM Mirage	52,087
194	*	MTR Gaming Group, Inc	2,258
2,293		Starwood Hotels & Resorts Worldwide, Inc	134,301
589		Station Casinos, Inc	39,110
278	*	Vail Resorts, Inc	7,812
506	*	Wynn Resorts Ltd	23,919

		TOTAL HOTELS AND OTHER LODGING PLACES	616,561

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.22%
8,138		3M Co	588,377
86	*	Aaon, Inc	1,530
282	*	Actuant Corp	13,519
652	*	Advanced Digital Information Corp	4,955
961	*	AGCO Corp	18,374
301		Albany International Corp (Class A)	9,665
2,011		American Standard Cos, Inc	84,301
8,790	*	Apple Computer, Inc	323,560
17,632		Applied Materials, Inc	285,286
100	*	Astec Industries, Inc	2,319
70	*	ASV, Inc	2,838
1,100	*	Asyst Technologies, Inc	4,906
900	*	Axcelis Technologies, Inc	6,174
839		Black & Decker Corp	75,384
243		Black Box Corp	8,602
315	*	Blount International, Inc	5,257
547		Briggs & Stratton Corp	18,937
3,295	*	Brocade Communications Systems, Inc	12,785
388	*	Brooks Automation, Inc	5,762
200		Bucyrus International, Inc (Class A)	7,596
309		Carlisle Cos, Inc	21,207
86		Cascade Corp	3,719
3,614		Caterpillar, Inc	344,450
642		CDW Corp	36,652
600	*	Cirrus Logic, Inc	3,186
546	*	Cooper Cameron Corp	33,879
491		Cummins, Inc	36,633
250		Curtiss-Wright Corp	13,487
2,606		Deere & Co	170,667
26,067	*	Dell, Inc	1,029,907
772		Diebold, Inc	34,825
818		Donaldson Co, Inc	24,810
281	*	Dot Hill Systems Corp	1,472
2,153		Dover Corp	78,326
59	*	Dril-Quip, Inc	1,712
1,593		Eaton Corp	95,421
25,600	*	EMC Corp	350,976
1,000	*	Emulex Corp	18,260
438		Engineered Support Systems, Inc	15,693
215	*	EnPro Industries, Inc	6,207
494	*	Entegris, Inc	4,891
1,016	*	Extreme Networks, Inc	4,166
131	*	Fargo Electronics, Inc	2,619
584	*	Flowserve Corp	17,672

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
715	*	FMC Technologies, Inc	22,859
265	*	Gardner Denver, Inc	9,296
2,668	*	Gateway, Inc	8,804
71	*	Gehl Co	2,765
100	*	General Binding Corp	2,192
256	*	Global Imaging Systems, Inc	8,156
125		Gorman-Rupp Co	2,676
771		Graco, Inc	26,268
1,315	*	Grant Prideco, Inc	34,782
30,695		Hewlett-Packard Co	721,639
201	*	Hydril	10,924
533		IDEX Corp	20,579
17,060	d	International Business Machines Corp	1,265,852
3,710		International Game Technology	104,436
478	*	Intevac, Inc	5,005
1,791	*	Jabil Circuit, Inc	55,037
849		Joy Global, Inc	28,518
85	*	Kadant, Inc	1,864
300		Kaydon Corp	8,355
358		Kennametal, Inc	16,414
248	*	Komag, Inc	7,036
400	*	Kulicke & Soffa Industries, Inc	3,164
1,400	*	Lam Research Corp	40,516
526		Lennox International, Inc	11,135
1,309	*	Lexmark International, Inc	84,862
100		Lindsay Manufacturing Co	2,358
200		Lufkin Industries, Inc	7,196
278		Manitowoc Co, Inc	11,404
2,441	*	Maxtor Corp	12,693
400	*	Micros Systems, Inc	17,900
47		Middleby Corp	2,484
238	*	Mikohn Gaming Corp	3,505
300		Modine Manufacturing Co	9,768
66		Nacco Industries, Inc (Class A)	7,076
1,814	*	National Oilwell Varco, Inc	86,238
400	*	Netgear, Inc	7,440
100		NN, Inc	1,268
282		Nordson Corp	9,667
430	*	Oil States International, Inc	10,823
1,385		Pall Corp	42,049
444	*	PalmOne, Inc	13,218
1,271		Parker Hannifin Corp	78,815
300	*	Paxar Corp	5,325
1,026		Pentair, Inc	43,923
2,442		Pitney Bowes, Inc	106,349
200	*	ProQuest Co	6,558
1,916	*	Quantum Corp	5,691
78		Robbins & Myers, Inc	1,678
1,955		Rockwell Automation, Inc	95,228
2,011	*	Sandisk Corp	47,721
200		Sauer-Danfoss, Inc	3,554
632	*	Scansoft, Inc	2,389
133	*	Scansource, Inc	5,711
100		Schawk, Inc	2,500
802	*	Scientific Games Corp (Class A)	21,598
100	*	Semitool, Inc	954
1,110		Smith International, Inc	70,707
10,117	*	Solectron Corp	38,343

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
837		SPX Corp	38,485
100		Standex International Corp	2,841
838		Stanley Works	38,163
400		Stewart & Stevenson Services, Inc	9,064
1,174	*	Storage Technology Corp	42,604
2,550		Symbol Technologies, Inc	25,169
139		Tecumseh Products Co (Class A)	3,814
100		Tennant Co	3,541
522	*	Terex Corp	20,567
160		Thomas Industries, Inc	6,394
838		Timken Co	19,358
514		Toro Co	19,846
138	*	TurboChef Technologies, Inc	2,473
200	*	Ultratech, Inc	3,660
515	*	UNOVA, Inc	13,714
1,402	*	Varian Medical Systems, Inc	52,337
262	*	VeriFone Holdings, Inc	4,258
200		Watsco, Inc	8,520
2,475	*	Western Digital Corp	33,215
167		Woodward Governor Co	14,033
439		York International Corp	16,682
762	*	Zebra Technologies Corp (Class A)	33,368

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,528,335

INSTRUMENTS AND RELATED PRODUCTS - 3.08%
186	*	Abaxis, Inc	2,024
400	*	ADE Corp	11,220
687	*	Advanced Medical Optics, Inc	27,308
191	*	Advanced Neuromodulation Systems, Inc	7,579
666	*	Affymetrix, Inc	35,917
5,177	*	Agilent Technologies, Inc	119,175
700	*	Align Technology, Inc	5,159
1,387		Allergan, Inc	118,228
728	*	American Medical Systems Holdings, Inc	15,033
87	*	American Science & Engineering, Inc	3,859
100		Analogic Corp	5,032
200	*	Anaren Microwave, Inc	2,630
127	*	Animas Corp	2,559
2,207		Applera Corp (Applied Biosystems Group)	43,412
94	*	ARGON ST Inc	3,337
172		Arrow International, Inc	5,487
200	*	Arthrocare Corp	6,988
200	*	Aspect Medical Systems, Inc	5,948
400	*	August Technology Corp	4,660
58		Badger Meter Inc	2,395
1,132		Bard (C.R.), Inc	75,289
542		Bausch & Lomb, Inc	44,986
6,565		Baxter International, Inc	243,562
655		Beckman Coulter, Inc	41,638
2,694		Becton Dickinson & Co	141,354
80		BEI Technologies, Inc	2,134
2,663		Biomet, Inc	92,246
208	*	Bio-Rad Laboratories, Inc (Class A)	12,316
178	*	Biosite, Inc	9,788
6,978	*	Boston Scientific Corp	188,406
104	*	Bruker BioSciences Corp	415
162	*	Candela Corp	1,693
609	*	Cepheid, Inc	4,470

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
151		CNS, Inc	3,450
324	*	Coherent, Inc	11,667
200		Cohu, Inc	4,010
450	*	Conmed Corp	13,847
464		Cooper Cos, Inc	28,239
1,023	*	Credence Systems Corp	9,258
200	*	Cuno, Inc	14,288
200	*	Cyberonics, Inc	8,678
2,492		Danaher Corp	130,431
100		Datascope Corp	3,335
841		Dentsply International, Inc	45,414
184	*	Dionex Corp	8,024
190	*	DJ Orthopedics, Inc	5,212
263		DRS Technologies, Inc	13,487
3,037		Eastman Kodak Co	81,544
137		EDO Corp	4,098
1,331	*	Encore Medical Corp	7,387
135	*	ESCO Technologies, Inc	13,608
266	*	Esterline Technologies Corp	10,661
81	*	Excel Technology, Inc	1,968
112	*	Faro Technologies, Inc	3,053
177	*	FEI Co	4,037
1,241	*	Fisher Scientific International, Inc	80,541
768	*	Flir Systems, Inc	22,917
295	*	Formfactor, Inc	7,794
469	*	Fossil, Inc	10,646
145	*	Foxhollow Technologies, Inc	5,549
3,430		Guidant Corp	230,839
272	*	Haemonetics Corp	11,054
360	*	HealthTronics, Inc	4,676
409	*	Herley Industries, Inc	7,460
177	*	Hologic, Inc	7,036
111	*	ICU Medical, Inc	3,571
193	*	I-Flow Corp	3,212
200	*	II-VI, Inc	3,678
383	*	Illumina, Inc	4,623
350	*	Inamed Corp	23,440
400	*	Input/Output, Inc	2,512
159	*	Integra LifeSciences Holding	4,643
259	*	Intermagnetics General Corp	7,967
139	*	Intralase Corp	2,727
356	*	Intuitive Surgical, Inc	16,604
316		Invacare Corp	14,018
170	*	IRIS International, Inc	3,026
304	*	Itron, Inc	13,583
345	*	Ixia	6,707
100		Keithley Instruments, Inc	1,541
66	*	Kensey Nash Corp	1,996
2,062		KLA-Tencor Corp	90,109
731	*	Kopin Corp	3,728
307	*	Kyphon, Inc	10,681
211	*	Laserscope	8,744
1,389	*	Lexar Media, Inc	6,820
522	*	LTX Corp	2,589
114	*	Measurement Specialties, Inc	2,646
12,790		Medtronic, Inc	662,394
409		Mentor Corp	16,965
187	*	Merit Medical Systems, Inc	2,882

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
471	*	Mettler-Toledo International, Inc	21,939
500	*	Millipore Corp	28,365
300		Mine Safety Appliances Co	13,860
429	*	MKS Instruments, Inc	7,246
100	*	Molecular Devices Corp	2,163
200		Movado Group, Inc	3,776
221		MTS Systems Corp	7,421
1,500	*	Nanogen, Inc	5,760
407	*	Newport Corp	5,641
164	*	NuVasive, Inc	2,726
200		Oakley, Inc	3,406
100	*	Palomar Medical Technologies, Inc	2,392
1,291		PerkinElmer, Inc	24,400
200	*	Photon Dynamics, Inc	4,122
1,500	*	Pinnacle Systems, Inc	8,250
400		PolyMedica Corp	14,264
4,735		Raytheon Co	185,233
414	*	Resmed, Inc	27,320
764	*	Respironics, Inc	27,588
122	*	Rofin-Sinar Technologies, Inc	4,002
494		Roper Industries, Inc	35,257
100	*	Rudolph Technologies, Inc	1,433
375	*	Sirf Technology Holdings, Inc	6,630
126	*	Sonic Solutions, Inc	2,344
150	*	SonoSite, Inc	4,656
3,840	*	St. Jude Medical, Inc	167,462
258	*	Star Scientific, Inc	1,153
800		Steris Corp	20,616
3,086		Stryker Corp	146,770
400	*	Sybron Dental Specialties, Inc	15,048
500	*	Techne Corp	22,955
993		Tektronix, Inc	23,107
285	*	Teledyne Technologies, Inc	9,285
2,014	*	Teradyne, Inc	24,108
1,728	*	Thermo Electron Corp	46,431
2,000	*	Thermogenesis	8,700
483	*	Thoratec Corp	7,409
499	*	Trimble Navigation Ltd	19,446
200	*	TriPath Imaging, Inc	1,712
100		United Industrial Corp	3,574
446	*	Varian, Inc	16,854
262	*	Veeco Instruments, Inc	4,265
328	*	Ventana Medical Systems, Inc	13,196
404	*	Viasys Healthcare, Inc	9,126
800	*	Viisage Technology, Inc	3,584
61		Vital Signs, Inc	2,643
1,258	*	Waters Corp	46,760
282	*	Wright Medical Group, Inc	7,529
10,220	*	Xerox Corp	140,934
300		X-Rite, Inc	3,453
43		Young Innovations, Inc	1,605
2,600	*	Zimmer Holdings, Inc	198,042
100	*	Zoll Medical Corp	2,545

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,440,367

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
3,360		AON Corp	84,134
544		Brown & Brown, Inc	24,447

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
200		Clark, Inc	2,866
245		Crawford & Co (Class B)	1,818
1,000		Gallagher (Arthur J.) & Co	27,130
3,086		Hartford Financial Services Group, Inc	230,771
300		Hilb, Rogal & Hamilton Co	10,320
1,740	*	Humana, Inc	69,148
181	*	LabOne, Inc	7,206
5,636		Marsh & McLennan Cos, Inc	156,117
318		National Financial Partners Corp	12,447
600	*	USI Holdings Corp	7,728

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	634,132

INSURANCE CARRIERS - 4.84%
300		21st Century Insurance Group	4,452
3,072		Aetna, Inc	254,423
5,305		Aflac, Inc	229,600
321		Alfa Corp	4,725
52	*	Alleghany Corp	15,444
600	*	Allmerica Financial Corp	22,254
7,067		Allstate Corp	422,253
1,134		Ambac Financial Group, Inc	79,108
400		American Equity Investment Life Holding Co	4,752
499		American Financial Group, Inc	16,726
24,265		American International Group, Inc	1,409,797
100		American National Insurance Co	11,469
87	*	American Physicians Capital, Inc	3,232
539	*	AMERIGROUP Corp	21,668
418		AmerUs Group Co	20,085
200	*	Argonaut Group, Inc	4,618
1,238		Assurant, Inc	44,692
125		Baldwin & Lyons, Inc (Class B)	3,013
1,137		Berkley (W.R.) Corp	40,568
161		Bristol West Holdings, Inc	2,946
444	*	Centene Corp	14,910
1,998		Chubb Corp	171,049
1,384		Cigna Corp	148,130
1,816		Cincinnati Financial Corp	71,841
265	*	Citizens, Inc	1,617
303	*	CAN Financial Corp	8,611
100	*	CAN Surety Corp	1,485
1,557	*	Conseco, Inc	33,974
925	*	Danielson Holdings Corp	11,257
263		Delphi Financial Group, Inc (Class A)	11,611
168		Direct General Corp	3,126
475		Erie Indemnity Co (Class A)	25,769
79		FBL Financial Group, Inc (Class A)	2,181
1,718		Fidelity National Financial, Inc	61,315
870		First American Corp	34,922
210	*	FPIC Insurance Group, Inc	6,159
2,401		Genworth Financial, Inc	72,582
68		Great American Financial Resources, Inc	1,347
316		Harleysville Group, Inc	6,601
772		HCC Insurance Holdings, Inc	29,236
1,175	*	Health Net, Inc	44,838
100	*	HealthExtras, Inc	2,007
347		Horace Mann Educators Corp	6,531
205		Infinity Property & Casualty Corp	7,150
1,438		Jefferson-Pilot Corp	72,504

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
77		Kansas City Life Insurance Co	3,700
221	*	KMG America Corp	2,197
200		Landamerica Financial Group, Inc	11,874
871		Leucadia National Corp	33,647
1,838		Lincoln National Corp	86,239
1,574		Loews Corp	121,985
104	*	Markel Corp	35,256
1,432		MBIA, Inc	84,932
237		Mercury General Corp	12,921
4,354		MetLife, Inc	195,669
997		MGIC Investment Corp	65,024
70		Midland Co	2,463
110	*	Molina Healthcare, Inc	4,869
19	*	National Western Life Insurance Co (Class A)	3,684
556		Nationwide Financial Services, Inc (Class A)	21,095
37	*	Navigators Group, Inc	1,279
154		Odyssey Re Holdings Corp	3,801
652		Ohio Casualty Corp	15,765
1,950		Old Republic International Corp	49,316
900	*	Pacificare Health Systems, Inc	64,305
203	*	Philadelphia Consolidated Holding Corp	17,206
922		Phoenix Cos, Inc	10,972
400	*	PMA Capital Corp (Class A)	3,532
1,047		PMI Group, Inc	40,812
200		Presidential Life Corp	3,422
3,107		Principal Financial Group	130,183
278	*	ProAssurance Corp	11,609
2,102		Progressive Corp	207,699
737		Protective Life Corp	31,116
5,497		Prudential Financial, Inc	360,933
910		Radian Group, Inc	42,970
310		Reinsurance Group of America, Inc	14,418
200		RLI Corp	8,920
1,384		Safeco Corp	75,207
400		Safety Insurance Group, Inc	13,504
328		Selective Insurance Group, Inc	16,252
7,061		St. Paul Travelers Cos, Inc	279,121
324		Stancorp Financial Group, Inc	24,812
100		State Auto Financial Corp	3,104
200		Stewart Information Services Corp	8,400
1,101		Torchmark Corp	57,472
176		Tower Group, Inc	2,751
312		Transatlantic Holdings, Inc	17,416
173	*	Triad Guaranty, Inc	8,717
354		UICI	10,539
134		United Fire & Casualty Co	5,952
13,390		UnitedHealth Group, Inc	698,155
500		Unitrin, Inc	24,550
215	*	Universal American Financial Corp	4,863
3,132		UnumProvident Corp	57,378
200	*	WellCare Health Plans, Inc	7,102
331	*	WellChoice, Inc	22,995
6,444	*	WellPoint, Inc	448,760
10		Wesco Financial Corp	3,600
168		Zenith National Insurance Corp	11,400

		TOTAL INSURANCE CARRIERS	6,972,441

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
407	*	Corrections Corp of America	15,975
100	*	Geo Group, Inc	2,505

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	18,480

LEATHER AND LEATHER PRODUCTS - 0.13%
162		Brown Shoe Co, Inc	6,343
4,002	*	Coach, Inc	134,347
200	*	Genesco, Inc	7,418
100	*	Steven Madden Ltd	1,776
558	*	Timberland Co (Class A)	21,606
60		Weyco Group, Inc	1,182
600		Wolverine World Wide, Inc	14,406

		TOTAL LEATHER AND LEATHER PRODUCTS	187,078

LEGAL SERVICES - 0.01%
452	*	FTI Consulting, Inc	9,447
154		Pre-Paid Legal Services, Inc	6,876

		TOTAL LEGAL SERVICES	16,323

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,104	*	Laidlaw International, Inc	26,607

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	26,607

LUMBER AND WOOD PRODUCTS - 0.04%
80		American Woodmark Corp	2,401
749	*	Champion Enterprises, Inc	7,445
100		Deltic Timber Corp	3,803
1,157		Louisiana-Pacific Corp	28,439
100		Skyline Corp	3,993
200		Universal Forest Products, Inc	8,290

		TOTAL LUMBER AND WOOD PRODUCTS	54,371

METAL MINING - 0.28%
200		Cleveland-Cliffs, Inc	11,552
2,760	*	Coeur D’alene Mines Corp	10,019
278		Commerce Group, Inc	17,267
1,852		Freeport-McMoRan Copper & Gold, Inc (Class A)	69,339
1,152	*	Hecla Mining Co	5,253
4,244		Newmont Mining Corp	165,643
1,024		Phelps Dodge Corp	94,720
468		Royal Gold, Inc	9,416
275		Southern Peru Copper Corp	11,781
345	*	Stillwater Mining Co	2,560

		TOTAL METAL MINING	397,550

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
300		Blyth, Inc	8,415
806		Callaway Golf Co	12,437
131		Charles & Colvard Ltd	3,216
149		Daktronics, Inc	2,981
1,553		Fortune Brands, Inc	137,906
1,667		Hasbro, Inc	34,657
1,200	*	Identix, Inc	6,036
211	*	Jakks Pacific, Inc	4,053
506	*	K2, Inc	6,416
256	*	Leapfrog Enterprises, Inc	2,893
4,423		Mattel, Inc	80,941
275		Nautilus, Inc	7,838

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
141	*	RC2 Corp	5,297
100		Russ Berrie & Co, Inc	1,281
393	*	Shuffle Master, Inc	11,016
100	*	Steinway Musical Instruments, Inc	2,936
529		Yankee Candle Co, Inc	16,981

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	345,300

MISCELLANEOUS RETAIL – 1.23%
198	*	1-800-Flowers.com, Inc (Class A)	1,394
110	*	AC Moore Arts & Crafts, Inc	3,477
247	*	Alloy, Inc	1,270
3,230	*	Amazon.com, Inc	106,848
565	*	Barnes & Noble, Inc	21,922
434		Big 5 Sporting Goods Corp	12,317
73		Blair Corp	2,883
158	*	Blue Nile, Inc	5,165
840		Borders Group, Inc	21,260
200	*	Build-A-Bear Workshop, Inc	4,690
200		Cash America International, Inc	4,024
175	*	CKX Inc	2,251
505	*	Coldwater Creek, Inc	12,580
8,612		CVS Corp	250,351
368	*	Dick’s Sporting Goods, Inc	14,201
1,155	*	Dollar Tree Stores, Inc	27,720
333	*	Drugstore.com, Inc	1,389
324	*	GSI Commerce, Inc	5,427
249	*	Hibbett Sporting Goods, Inc	9,422
318	*	Jill (J.) Group, Inc	4,372
300		Longs Drug Stores Corp	12,915
757	*	Marvel Enterprises, Inc	14,928
1,486		Michaels Stores, Inc	61,476
491		MSC Industrial Direct Co (Class A)	16,571
399	*	NeighborCare, Inc	13,235
233	*	Nutri/System, Inc	3,439
3,250	*	Office Depot, Inc	74,230
93	*	Overstock.com, Inc	3,311
106	*	Party City Corp	1,272
611	*	Petco Animal Supplies, Inc	17,915
1,575		Petsmart, Inc	47,801
254	*	Priceline.com, Inc	5,926
5,131	*	Rite Aid Corp	21,448
1,063	*	Sears Holdings Corp	159,312
99	*	Sharper Image Corp	1,260
274	*	Sports Authority, Inc	8,713
192	*	Stamps.com, Inc	3,600
7,811		Staples, Inc	166,531
1,527		Tiffany & Co	50,025
2,317	*	Toys ‘R’ Us, Inc	61,354
180	*	Valuevision International, Inc (Class A)	2,162
10,812		Walgreen Co	497,244
162		World Fuel Services Corp	3,792
490	*	Zale Corp	15,528

		TOTAL MISCELLANEOUS RETAIL	1,776,951

MOTION PICTURES – 1.48%
336	*	Avid Technology, Inc	17,902
1,979		Blockbuster, Inc (Class A)	18,049
100		Carmike Cinemas, Inc	3,068

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
428	*	DreamWorks Animation SKG, Inc (Class A)	11,214
29,614	*	Liberty Media Corp (Class A)	301,767
524	*	Macrovision Corp	11,811
24,642		News Corp (Class A)	398,707
364		Regal Entertainment Group (Class A)	6,872
900	*	Time Warner Telecom, Inc (Class A)	5,328
48,510	*	Time Warner, Inc	810,602
21,637		Walt Disney Co	544,820

		TOTAL MOTION PICTURES	2,130,140

NONDEPOSITORY INSTITUTIONS - 2.16%
263	*	Accredited Home Lenders Holding Co	11,572
600		Advance America Cash Advance Centers, Inc	9,600
199		Advanta Corp (Class B)	5,604
1,036		American Capital Strategies Ltd	37,410
11,568		American Express Co	615,765
1,625	*	AmeriCredit Corp	41,438
240		Ares Capital Corp	4,279
111		Asta Funding, Inc	3,084
2,619		Capital One Financial Corp	209,546
628	*	CapitalSource, Inc	12,328
555		CharterMac	12,188
2,251		CIT Group, Inc	96,725
218	*	CompuCredit Corp	7,473
6,195		Countrywide Financial Corp	239,189
100	*	Credit Acceptance Corp	1,489
859		Doral Financial Corp	14,208
300	*	Encore Capital Group, Inc	5,100
10,236		Fannie Mae	597,782
60		Federal Agricultural Mortgage Corp (Class C)	1,323
183		Financial Federal Corp	7,071
125	*	First Cash Financial Services, Inc	2,671
277	*	First Marblehead Corp	9,712
7,280		Freddie Mac	474,874
13,348		MBNA Corp	349,184
505		MCG Capital Corp	8,625
616	*	Metris Cos, Inc	8,907
200	*	Nelnet, Inc	6,654
300		NGP Capital Resources Co	4,479
3,096	*	Providian Financial Corp	54,582
4,436		SLM Corp	225,349
42		Student Loan Corp	9,231
242		Westcorp	12,686
90	*	WFS Financial, Inc	4,564
199	*	World Acceptance Corp	5,980

		TOTAL NONDEPOSITORY INSTITUTIONS	3,110,672

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
200		Amcol International Corp	3,758
160		Compass Minerals International, Inc	3,744
330		Florida Rock Industries, Inc	24,206
1,058		Vulcan Materials Co	68,759

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	100,467

OIL AND GAS EXTRACTION - 2.47%
2,492		Anadarko Petroleum Corp	204,718
3,392		Apache Corp	219,123
191	*	ATP Oil & Gas Corp	4,469

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
141	*	Atwood Oceanics, Inc	8,680
3,583		Baker Hughes, Inc	183,306
200		Berry Petroleum Co (Class A)	10,576
138	*	Bill Barrett Corp	4,082
1,711		BJ Services Co	89,793
1,000	*	Brigham Exploration Co	9,130
4,076		Burlington Resources, Inc	225,158
525		Cabot Oil & Gas Corp (Class A)	18,218
487	*	Cal Dive International, Inc	25,504
400	*	Callon Petroleum Co	5,912
202	*	Carrizo Oil & Gas, Inc	3,446
624	*	Cheniere Energy, Inc	19,406
3,275		Chesapeake Energy Corp	74,670
824	*	Cimarex Energy Co	32,062
200	*	Clayton Williams Energy, Inc	5,998
432	*	Comstock Resources, Inc	10,925
700	*	Delta Petroleum Corp	9,884
581	*	Denbury Resources, Inc	23,106
5,009		Devon Energy Corp	253,856
630		Diamond Offshore Drilling, Inc	33,661
500	*	Edge Petroleum Corp	7,810
347	*	Encore Acquisition Co	14,227
464	*	Energy Partners Ltd	12,161
1,653		ENSCO International, Inc	59,095
2,534		EOG Resources, Inc	143,931
645		Equitable Resources, Inc	43,860
559	*	Forest Oil Corp	23,478
500	*	FX Energy, Inc	5,515
687	*	Gasco Energy, Inc	2,542
900	*	Global Industries Ltd	7,650
111	*	Goodrich Petroleum Corp	2,284
1,800	*	Grey Wolf, Inc	13,338
4,718		Halliburton Co	225,615
817	*	Hanover Compressor Co	9,404
318	*	Harvest Natural Resources, Inc	3,476
586		Helmerich & Payne, Inc	27,495
291	*	Houston Exploration Co	15,438
777	*	KCS Energy, Inc	13,496
1,216		Kerr-McGee Corp	92,793
124	*	McMoRan Exploration Co	2,419
910	*	Meridian Resource Corp	4,350
1,131	*	Mission Resources Corp	9,127
1,271	*	Newfield Exploration Co	50,700
1,000	*	Newpark Resources, Inc	7,500
874		Noble Energy, Inc	66,118
4,149		Occidental Petroleum Corp	319,183
274	*	Oceaneering International, Inc	10,590
322	*	Parallel Petroleum Corp	2,850
700	*	Parker Drilling Co	4,907
1,800		Patterson-UTI Energy, Inc	50,094
247	*	PetroHawk Energy Corp	2,668
165	*	Petroleum Development Corp	5,255
435	*	PetroQuest Energy, Inc	2,858
209	*	Pioneer Drilling Co	3,189
1,524		Pioneer Natural Resources Co	64,130
819	*	Plains Exploration & Production Co	29,099
646		Pogo Producing Co	33,540
1,674	*	Pride International, Inc	43,022

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
397	*	Quicksilver Resources, Inc	25,380
865	0	Range Resources Corp	23,269
219	*	Remington Oil & Gas Corp	7,818
1,179		Rowan Cos, Inc	35,028
150		RPC, Inc	2,538
160	*	Seacor Smit, Inc	10,288
842	*	Southwestern Energy Co	39,557
260	*	Spinnaker Exploration Co	9,227
600		St. Mary Land & Exploration Co	17,388
239	*	Stone Energy Corp	11,687
821	*	Superior Energy Services, Inc	14,614
270	*	Swift Energy Co	9,672
391	*	Syntroleum Corp	4,012
237	*	Tetra Technologies, Inc	7,549
665		Tidewater, Inc	25,350
501	*	Todco	12,861
148	*	Toreador Resources Corp	3,595
200	*	Transmontaigne, Inc	2,100
240	*	Tri-Valley Corp	3,343
486	*	Unit Corp	21,389
2,826		Unocal Corp	183,831
300	*	Veritas DGC, Inc	8,322
500		Vintage Petroleum, Inc	15,235
136		W&T Offshore, Inc	3,274
237	*	W-H Energy Services, Inc	5,908
313	*	Whiting Petroleum Corp	11,365
3,832		XTO Energy, Inc	130,250

		TOTAL OIL AND GAS EXTRACTION	3,555,740

PAPER AND ALLIED PRODUCTS - 0.60%
1,090		Bemis Co	28,929
591		Bowater, Inc	19,131
200	*	Buckeye Technologies, Inc	1,594
200	*	Caraustar Industries, Inc	2,100
151		Chesapeake Corp	3,162
2,711		Georgia-Pacific Corp	86,210
397		Glatfelter	4,923
556	*	Graphic Packaging Corp	2,029
136		Greif, Inc (Class A)	8,310
5,132		International Paper Co	155,038
5,060		Kimberly-Clark Corp	316,705
500		Longview Fibre Co	10,275
2,133		MeadWestvaco Corp	59,809
162		Neenah Paper, Inc	5,017
769		OfficeMax, Inc	22,893
600		Packaging Corp of America	12,630
424	*	Playtex Products, Inc	4,562
300		Potlatch Corp	15,699
390		Rock-Tenn Co (Class A)	4,933
136		Schweitzer-Mauduit International, Inc	4,234
2,686	*	Smurfit-Stone Container Corp	27,317
1,093		Sonoco Products Co	28,964
1,138		Temple-Inland, Inc	42,277
334		Wausau-Mosinee Paper Corp	4,001

		TOTAL PAPER AND ALLIED PRODUCTS	870,742

PERSONAL SERVICES - 0.18%
79		Angelica Corp	1,936

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
1,486		Cintas Corp	57,360
200	*	Coinstar, Inc	4,538
187		G & K Services, Inc (Class A)	7,056
1,748		H & R Block, Inc	101,996
500		Jackson Hewitt Tax Service, Inc	11,820
442		Regis Corp	17,273
3,415		Service Corp International	27,388
100		Unifirst Corp	4,054
450	*	Weight Watchers International, Inc	23,224

		TOTAL PERSONAL SERVICES	256,645

PETROLEUM AND COAL PRODUCTS - 4.75%
825		Amerada Hess Corp	87,871
692		Ashland, Inc	49,734
22,188		ChevronTexaco Corp	1,240,753
14,690		ConocoPhillips	844,528
200		ElkCorp	5,710
67,315		ExxonMobil Corp	3,868,593
600		Frontier Oil Corp	17,610
363	*	Giant Industries, Inc	13,068
474	*	Headwaters, Inc	16,296
200		Holly Corp	9,334
3,637		Marathon Oil Corp	194,107
1,752		Murphy Oil Corp	91,507
848		Premcor, Inc	62,904
748		Sunoco, Inc	85,033
747		Tesoro Corp	34,750
2,738		Valero Energy Corp	216,603
174		WD-40 Co	4,860

		TOTAL PETROLEUM AND COAL PRODUCTS	6,843,261

PRIMARY METAL INDUSTRIES - 0.65%
1,000	*	AK Steel Holding Corp	6,410
9,222		Alcoa, Inc	240,971
400	*	Aleris International, Inc	9,020
1,022		Allegheny Technologies, Inc	22,545
400		Belden CDT, Inc	8,480
100	*	Brush Engineered Materials, Inc	1,426
260		Carpenter Technology Corp	13,468
256	*	Century Aluminum Co	5,222
572	*	CommScope, Inc	9,959
15,046	*	Corning, Inc	250,065
150	*	Encore Wire Corp	1,739
300	*	General Cable Corp	4,449
250		Gibraltar Industries, Inc	4,635
649		Hubbell, Inc (Class B)	28,621
315	*	Lone Star Technologies, Inc	14,333
337		Matthews International Corp (Class A)	13,130
450	*	Maverick Tube Corp	13,410
372		Mueller Industries, Inc	10,081
200	*	NS Group, Inc	6,502
1,734		Nucor Corp	79,105
482	*	Oregon Steel Mills, Inc	8,295
696		Precision Castparts Corp	54,218
330		Quanex Corp	17,493
200	*	RTI International Metals, Inc	6,282
141		Schnitzer Steel Industries, Inc (Class A)	3,342
425		Steel Dynamics, Inc	11,156

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
400		Steel Technologies, Inc	6,760
179	*	Superior Essex, Inc	3,170
241		Texas Industries, Inc	13,551
152	*	Titanium Metals Corp	8,632
314		Tredegar Corp	4,898
1,205		United States Steel Corp	41,416
200	*	Wheeling-Pittsburgh Corp	3,076
735		Worthington Industries, Inc	11,613

		TOTAL PRIMARY METAL INDUSTRIES	937,473

PRINTING AND PUBLISHING - 1.12%
600		American Greetings Corp (Class A)	15,900
230		Banta Corp	10,433
1,155		Belo (A.H.) Corp Series A	27,685
300		Bowne & Co, Inc	4,338
526	*	Cenveo, Inc	3,977
100	*	Consolidated Graphics, Inc	4,077
73		Courier Corp	2,804
46		CSS Industries, Inc	1,557
1,588		Dex Media, Inc	38,763
594		Dow Jones & Co, Inc	21,057
727	*	Dun & Bradstreet Corp	44,820
149		Ennis, Inc	2,700
861		EW Scripps Co	42,017
2,627		Gannett Co, Inc	186,859
268		Harland (John H.) Co	10,184
700		Harte-Hanks, Inc	20,811
621		Hollinger International, Inc	6,216
215		Journal Communications, Inc	3,612
446	*	Journal Register Co	7,809
787		Knight Ridder, Inc	48,275
478		Lee Enterprises, Inc	19,163
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	6,974
269		McClatchy Co (Class A)	17,603
4,003		McGraw-Hill Cos, Inc	177,133
232		Media General, Inc (Class A)	15,024
451		Meredith Corp	22,126
1,507		New York Times Co (Class A)	46,943
100	*	Playboy Enterprises, Inc (Class B)	1,294
300	*	Presstek, Inc	3,396
1,202	*	Primedia, Inc	4,868
281	*	R.H. Donnelley Corp	17,416
2,310		R.R. Donnelley & Sons Co	79,718
973		Reader’s Digest Association, Inc (Class A)	16,055
300	*	Scholastic Corp	11,565
235		Standard Register Co	3,715
200		Thomas Nelson, Inc	4,352
2,517		Tribune Co	88,548
554	*	Valassis Communications, Inc	20,526
15,170		Viacom, Inc (Class B)	485,743
57		Washington Post Co (Class B)	47,597
600		Wiley (John) & Sons, Inc (Class A)	23,838

		TOTAL PRINTING AND PUBLISHING	1,617,491

RAILROAD TRANSPORTATION - 0.44%
3,982		Burlington Northern Santa Fe Corp	187,472
2,333		CSX Corp	99,526
342		Florida East Coast Industries	14,808

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
246	*	Genesee & Wyoming, Inc (Class A)	6,694
850	*	Kansas City Southern Industries, Inc	17,153
4,306		Norfolk Southern Corp	133,314
2,771		Union Pacific Corp	179,561

		TOTAL RAILROAD TRANSPORTATION	638,528

REAL ESTATE - 0.11%
367	*	Alderwoods Group, Inc	5,274
82	*	California Coastal Communities, Inc	2,818
529	*	CB Richard Ellis Group, Inc	23,202
59		Consolidated-Tomoka Land Co	5,074
330		Forest City Enterprises, Inc (Class A)	23,430
359	*	Jones Lang LaSalle, Inc	15,878
803		St. Joe Co	65,477
1,142		Stewart Enterprises, Inc (Class A)	7,469
325	*	Trammell Crow Co	7,878

		TOTAL REAL ESTATE	156,500

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.10%
101	*	Applied Films Corp	2,586
600		Cooper Tire & Rubber Co	11,142
100	*	Deckers Outdoor Corp	2,460
1,761	*	Goodyear Tire & Rubber Co	26,239
308	*	Jarden Corp	16,607
353		Schulman (A.), Inc	6,315
891	*	Sealed Air Corp	44,363
400	*	Skechers U.S.A., Inc (Class A)	5,704
267		Spartech Corp	4,753
122	*	Trex Co, Inc	3,135
500		Tupperware Corp	11,685
331		West Pharmaceutical Services, Inc	9,285

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	144,274

SECURITY AND COMMODITY BROKERS - 2.10%
850		A.G. Edwards, Inc	38,378
2,446	*	Ameritrade Holding Corp	45,471
310	*	Archipelago Holdings, Inc	12,087
1,185		Bear Stearns Cos, Inc	123,169
73		BKF Capital Group, Inc	2,767
216		Blackrock, Inc	17,377
200		Calamos Asset Management, Inc (Class A)	5,448
11,123		Charles Schwab Corp	125,467
362		Chicago Mercantile Exchange	106,971
3,766	*	E*Trade Financial Corp	52,686
1,588		Eaton Vance Corp	37,969
943		Federated Investors, Inc (Class B)	28,299
1,770		Franklin Resources, Inc	136,255
69		Gabelli Asset Management, Inc (Class A)	3,049
4,355		Goldman Sachs Group, Inc	444,297
126		Greenhill & Co, Inc	5,104
1,578	*	Instinet Group, Inc	8,269
120	*	International Securities Exchange, Inc	3,013
452	*	Investment Technology Group, Inc	9,501
2,596		Janus Capital Group, Inc	39,044
498		Jefferies Group, Inc	18,869
1,234	*	Knight Capital Group, Inc	9,403
600	*	LaBranche & Co, Inc	3,780
1,119		Legg Mason, Inc	116,499

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
2,926		Lehman Brothers Holdings, Inc	290,493
239	*	MarketAxess Holdings, Inc	2,701
9,968		Merrill Lynch & Co, Inc	548,340
11,587		Morgan Stanley	607,970
91	*	Morningstar, Inc	2,562
468	*	Nasdaq Stock Market, Inc	8,826
557		Nuveen Investments, Inc	20,954
300		optionsXpress Holdings, Inc	4,560
190	*	Piper Jaffray Cos	5,782
600		Raymond James Financial, Inc	16,950
680		SEI Investments Co	25,398
121		SWS Group, Inc	2,079
1,377		T Rowe Price Group, Inc	86,200
877		Waddell & Reed Financial, Inc (Class A)	16,225

		TOTAL SECURITY AND COMMODITY BROKERS	3,032,212

SOCIAL SERVICES - 0.01%
250	*	Bright Horizons Family Solutions, Inc	10,180
97	*	Providence Service Corp	2,408
619	*	Res-Care, Inc	8,394

		TOTAL SOCIAL SERVICES	20,982

SPECIAL TRADE CONTRACTORS - 0.03%
313	*	Asiainfo Holdings, Inc	1,725
266		Chemed Corp	10,874
409	*	Comfort Systems U.S.A., Inc	2,691
596	*	Dycom Industries, Inc	11,807
136	*	EMCOR Group, Inc	6,650
200	*	Insituform Technologies, Inc (Class A)	3,206
1,376	*	Quanta Services, Inc	12,109

		TOTAL SPECIAL TRADE CONTRACTORS	49,062

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
311		Apogee Enterprises, Inc	4,780
280	*	Cabot Microelectronics Corp	8,117
135		CARBO Ceramics, Inc	10,660
194		Eagle Materials, Inc	17,962
1,800		Gentex Corp	32,760
361		Lafarge North America, Inc	22,541
141		Libbey, Inc	2,229
1,609	*	Owens-Illinois, Inc	40,305
385	b*	USG Corp	16,363

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	155,717

TEXTILE MILL PRODUCTS - 0.01%
200		Oxford Industries, Inc	8,610

		TOTAL TEXTILE MILL PRODUCTS	8,610

TOBACCO PRODUCTS - 1.11%
21,899		Altria Group, Inc	1,415,989
719		Loews Corp (Carolina Group)	23,957
904		Reynolds American, Inc	71,235
241		Universal Corp (Virginia)	10,551
1,753		UST, Inc	80,042
242		Vector Group Ltd	4,494

		TOTAL TOBACCO PRODUCTS	1,606,268

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
TRANSPORTATION BY AIR - 0.34%
608	*	ABX Air, Inc	4,955
995	*	Airtran Holdings, Inc	9,184
248	*	Alaska Air Group, Inc	7,378
313	*	America West Holdings Corp (Class B)	1,878
1,700	*	AMR Corp	20,587
620	*	Continental Airlines, Inc (Class B)	8,234
900	*	Delta Air Lines, Inc	3,384
445	*	EGL, Inc	9,042
622	*	ExpressJet Holdings, Inc	5,293
3,193		FedEx Corp	258,665
550	*	Frontier Airlines, Inc	5,682
1,027	*	JetBlue Airways Corp	20,992
200	*	Mesa Air Group, Inc	1,342
668	*	Northwest Airlines Corp	3,046
181	*	Offshore Logistics, Inc	5,944
400	*	Pinnacle Airlines Corp	3,436
600		Skywest, Inc	10,908
8,294		Southwest Airlines Co	115,535
244	*	World Air Holdings, Inc	2,860

		TOTAL TRANSPORTATION BY AIR	498,345

TRANSPORTATION EQUIPMENT - 2.28%
335	*	AAR Corp	5,263
148	*	Aftermarket Technology Corp	2,580
449		American Axle & Manufacturing Holdings, Inc	11,346
200		Arctic Cat, Inc	4,106
365	*	Armor Holdings, Inc	14,458
738		ArvinMeritor, Inc	13,129
1,039		Autoliv, Inc	45,508
8,739		Boeing Co	576,774
975		Brunswick Corp	42,237
540		Clarcor, Inc	15,795
200		Coachmen Industries, Inc	2,506
1,700		Dana Corp	25,517
5,341		Delphi Corp	24,836
400		Federal Signal Corp	6,240
570	*	Fleetwood Enterprises, Inc	5,786
18,888		Ford Motor Co	193,413
575	*	GenCorp, Inc	11,075
2,103		General Dynamics Corp	230,363
4,900		General Motors Corp	166,600
1,860		Genuine Parts Co	76,427
1,292		Goodrich Corp	52,920
300	*	Group 1 Automotive, Inc	7,212
3,011		Harley-Davidson, Inc	149,346
468		Harsco Corp	25,529
801	*	Hayes Lemmerz International, Inc	5,703
225		Heico Corp	5,267
975		ITT Industries, Inc	95,189
540		JLG Industries, Inc	14,839
200		Kaman Corp (Class A)	3,608
3,907		Lockheed Martin Corp	253,447
200	v*	Mascotech (Escrow)	—
220		Monaco Coach Corp	3,782
654	*	Navistar International Corp	20,928
3,758		Northrop Grumman Corp	207,630
485	*	Orbital Sciences Corp	4,802
384		Oshkosh Truck Corp	30,060

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
1,896		Paccar, Inc	128,928
1,683	*	Pactiv Corp	36,319
457		Polaris Industries, Inc	24,678
89	*	Sequa Corp (Class A)	5,889
153		Smith (A.O.) Corp	4,087
100		Standard Motor Products, Inc	1,320
200		Superior Industries International, Inc	4,740
347	*	Tenneco Automotive, Inc	5,774
1,251		Textron, Inc	94,888
400		Thor Industries, Inc	12,572
436		Trinity Industries, Inc	13,965
129	*	Triumph Group, Inc	4,484
456	*	TRW Automotive Holdings Corp	11,177
10,824		United Technologies Corp	555,812
270		Wabash National Corp	6,542
492		Westinghouse Air Brake Technologies Corp	10,568
353		Winnebago Industries, Inc	11,561

		TOTAL TRANSPORTATION EQUIPMENT	3,287,525

TRANSPORTATION SERVICES - 0.12%
52		Ambassadors Group, Inc	1,934
891		C.H. Robinson Worldwide, Inc	51,856
1,092		Expeditors International of Washington, Inc	54,393
438		GATX Corp	15,111
400	*	HUB Group, Inc	10,020
100	*	Navigant International, Inc	1,469
400	*	Pacer International, Inc	8,716
261	*	Pegasus Solutions, Inc	2,910
262	*	RailAmerica, Inc	3,118
1,430		Sabre Holdings Corp	28,529

		TOTAL TRANSPORTATION SERVICES	178,056

TRUCKING AND WAREHOUSING - 0.43%
200		Arkansas Best Corp	6,362
612		CNF, Inc	27,479
100	*	Covenant Transport, Inc (Class A)	1,320
289		Forward Air Corp	8,170
378		Heartland Express, Inc	7,345
1,272		Hunt (J.B.) Transport Services, Inc	24,550
760	*	Landstar System, Inc	22,891
175	*	Old Dominion Freight Line	4,695
253		Overnite Corp	10,874
60	*	P.A.M. Transportation Services	1,009
133	*	SCS Transportation, Inc	2,367
215	*	Sirva, Inc	1,830
654	*	Swift Transportation Co, Inc	15,232
200	*	U.S. Xpress Enterprises, Inc (Class A)	2,382
6,483		United Parcel Service, Inc (Class B)	448,364
457		Werner Enterprises, Inc	8,975
611	*	Yellow Roadway Corp	31,039

		TOTAL TRUCKING AND WAREHOUSING	624,884

WATER TRANSPORTATION - 0.04%
464		Alexander & Baldwin, Inc	21,506
200	*	Gulfmark Offshore, Inc	5,462
153	*	Hornbeck Offshore Services, Inc	4,145
256	*	Kirby Corp	11,546
92		Maritrans, Inc	2,489

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
300		Overseas Shipholding Group, Inc	17,895
123	*	Seabulk International, Inc	2,614

		TOTAL WATER TRANSPORTATION	65,657

WHOLESALE TRADE-DURABLE GOODS - 1.85%
100	*	1-800 Contacts, Inc	1,937
1,016		Adesa, Inc	22,118
200		Agilysys, Inc	3,140
300		Applied Industrial Technologies, Inc	9,687
1,174	*	Arrow Electronics, Inc	31,886
356	*	Aviall, Inc	11,246
1,339	*	Avnet, Inc	30,168
400		Barnes Group, Inc	13,240
173	*	Beacon Roofing Supply, Inc	4,550
592		BorgWarner, Inc	31,773
148		Building Materials Holding Corp	10,255
1,300	*	Cytyc Corp	28,678
400	*	Digi International, Inc	4,744
65	*	Drew Industries, Inc	2,951
280	*	Genesis Microchip, Inc	5,169
702		Hughes Supply, Inc	19,726
1,300		IKON Office Solutions, Inc	12,363
249	*	Imagistics International, Inc	6,972
1,362	*	Ingram Micro, Inc (Class A)	21,329
468	*	Insight Enterprises, Inc	9,444
133	*	Interline Brands, Inc	2,633
31,443		Johnson & Johnson	2,043,795
94	*	Keystone Automotive Industries, Inc	2,325
400		Knight Transportation, Inc	9,732
45		Lawson Products, Inc	1,747
155	*	LKQ Corp	4,208
483		Martin Marietta Materials, Inc	33,385
400	*	Merge Technologies, Inc	7,500
222	*	Navarre Corp	1,775
1,073		Omnicare, Inc	45,527
419		Owens & Minor, Inc	13,555
1,452	*	Patterson Cos, Inc	65,456
614		Pep Boys-Manny Moe & Jack	8,314
600	*	PSS World Medical, Inc	7,470
300		Reliance Steel & Aluminum Co	11,121
200		Ryerson Tull, Inc	2,854
567		SCP Pool Corp	19,896
32	*	Strattec Security Corp	1,743
1,936	*	Sycamore Networks, Inc	6,679
200	*	TBC Corp	5,426
616	*	Tech Data Corp	22,552
296	*	Tyler Technologies, Inc	2,238
1,203	*	Visteon Corp	7,254
840		W.W. Grainger, Inc	46,024
340	*	WESCO International, Inc	10,669
95	*	West Marine, Inc	1,716

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,666,970

WHOLESALE TRADE-NONDURABLE GOODS - 0.99%
600		Airgas, Inc	14,802
359	*	Allscripts Healthcare Solutions, Inc	5,963
1,114		AmerisourceBergen Corp	77,033
395	*	BioScrip, Inc	2,370

TIAA-CREF Life Funds - Stock Index Fund

SHARES			VALUE
593		Brown-Forman Corp (Class B)	35,853
4,528		Cardinal Health, Inc	260,722
110	*	Central European Distribution Corp	4,106
1,619	*	Dean Foods Co	57,054
499	*	Endo Pharmaceuticals Holdings, Inc	13,114
217	*	Hain Celestial Group, Inc	4,232
251		Handleman Co	4,144
936	*	Henry Schein, Inc	38,863
100		Kenneth Cole Productions, Inc (Class A)	3,112
400		K-Swiss, Inc (Class A)	12,936
3,157		McKesson Corp	141,402
511	*	Men’s Wearhouse, Inc	17,594
214	*	Metals USA, Inc	4,070
166		Myers Industries, Inc	2,075
80		Nash Finch Co	2,939
1,947		Nike, Inc (Class B)	168,610
559		Nu Skin Enterprises, Inc (Class A)	13,025
113	*	Nuco2, Inc	2,901
493	*	Performance Food Group Co	14,894
200	*	Perry Ellis International, Inc	4,678
363	*	Priority Healthcare Corp (Class B)	9,206
524		Reebok International Ltd	21,919
4,746		Safeway, Inc	107,212
371	*	School Specialty, Inc	17,252
100	*	Smart & Final, Inc	1,225
348	*	Source Interlink Cos, Inc	4,305
217	*	Spartan Stores, Inc	3,183
400		Stride Rite Corp	5,516
1,397		Supervalu, Inc	45,556
6,695		Sysco Corp	242,292
70		The Andersons, Inc	2,507
347	*	Tractor Supply Co	17,038
323	*	TreeHouse Foods, Inc	9,209
433	*	United Natural Foods, Inc	13,150
360	*	United Stationers, Inc	17,676

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,423,738

		TOTAL COMMON STOCKS (Cost $141,147,219)	141,425,798

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.79%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.79%
$2,580,000	d	Federal Home Loan Bank (FHLB), 2.950%, 07/01/05	2,580,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,580,000)	2,580,000

		TOTAL PORTFOLIO - 99.89% (Cost $143,727,219)	144,005,798
		OTHER ASSETS & LIABILITIES, NET - 0.11%	154,354

		NET ASSETS - 100.00%	$144,160,152

TIAA-CREF Life Funds - Stock Index Fund

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

f	Restricted Security - Investment in Security not Registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2005, the value of these securities amounted to 0 or 0.00% of net assets.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE SOCIAL CHOICE FUND

June 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.55%
APPAREL AND ACCESSORY STORES - 0.68%
400		American Eagle Outfitters, Inc	$12,260
100	*	Charming Shoppes, Inc	933
400	*	Chico’s FAS, Inc	13,712
400		Foot Locker, Inc	10,888
2,191		Gap, Inc	43,272
1,000	*	Kohl’s Corp	55,910
700		Limited Brands, Inc	14,994
400		Nordstrom, Inc	27,188
400		Ross Stores, Inc	11,564

		TOTAL APPAREL AND ACCESSORY STORES	190,721

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
470	*	Innovo Group, Inc	1,006
300		Liz Claiborne, Inc	11,928
200		Phillips-Van Heusen Corp	6,538
100		Russell Corp	2,045

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	21,517

AUTO REPAIR, SERVICES AND PARKING - 0.02%
67		Bandag, Inc	3,085
68		Ryder System, Inc	2,489

		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,574

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
200	*	Autozone, Inc	18,492
228	*	Carmax, Inc	6,076

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	24,568

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.47%
7,028		Home Depot, Inc	273,389
2,400		Lowe’s Cos	139,728

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	413,117

BUSINESS SERVICES - 6.42%
1,900	*	3Com Corp	6,916
1,102		Adobe Systems, Inc	31,539
257	*	Akamai Technologies, Inc	3,374
114	*	Aquantive, Inc	2,020
173	*	Arbinet-thexchange Inc	1,159
337	*	Ariba, Inc	1,955
100	*	Aspect Communications Corp	1,123
372	*	Audible Inc	6,462
459	*	Autobytel, Inc	2,217
400	*	Autodesk, Inc	13,748
2,683		Automatic Data Processing, Inc	112,605
341	*	Bankrate Inc	6,868
733	*	BEA Systems, Inc	6,436
271	*	Bisys Group, Inc	4,049
100	*	Blue Coat Systems, Inc	2,988
379	*	BMC Software, Inc	6,803

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
550	*	Cadence Design Systems, Inc	7,513
500	*	Ceridian Corp	9,740
100	*	Checkfree Corp	3,406
190	*	Ciber, Inc	1,516
190	*	Citrix Systems, Inc	4,115
377	*	Click Commerce Inc	8,660
2,141	*	CMGI, Inc	4,046
274	*	CNET Networks, Inc	3,217
1,121	*	Cogent Communications Group Inc	7,443
420	*	Cognizant Technology Solutions Corp	19,795
593	*	Compuware Corp	4,264
700	*	Convergys Corp	9,954
100	*	CSG Systems International, Inc	1,898
400	*	DST Systems, Inc	18,720
2,664	*	eBay, Inc	87,939
600	*	Electronic Arts, Inc	33,966
2,351		Electronic Data Systems Corp	45,257
100	*	Equinix, Inc	4,334
151	*	F5 Networks, Inc	7,132
700	*	Fiserv, Inc	30,065
46	*	Getty Images, Inc	3,416
296	*	Google, Inc (Class A)	87,068
200		Henry (Jack) & Associates, Inc	3,662
850		IMS Health, Inc	21,054
700	*	Innovative Solutions & Support, Inc	23,499
424	*	Intuit, Inc	19,127
246	*	Iron Mountain, Inc	7,631
739	*	iVillage, Inc	4,419
1,295	*	Juniper Networks, Inc	32,608
136	*	Jupitermedia Corp	2,330
100	*	Keynote Systems, Inc	1,167
300	*	Lamar Advertising Co	12,831
242	*	Lionbridge Technologies	1,641
100		Manpower, Inc	3,978
288	*	Matrixone, Inc	1,440
24,700		Microsoft Corp	613,548
544	*	Monster Worldwide, Inc	15,602
900	*	Novell, Inc	5,580
800		Omnicom Group, Inc	63,888
10,100	*	Oracle Corp	133,320
371	*	Packeteer, Inc	5,231
300	*	Perot Systems Corp (Class A)	4,266
200	*	Pixar	10,010
300	*	Red Hat, Inc	3,930
600		Robert Half International, Inc	14,982
500	*	Sapient Corp	3,965
1,000		Siebel Systems, Inc	8,900
520	*	Spherion Corp	3,432
8,700	*	Sun Microsystems, Inc	32,451
879	*	SunGard Data Systems, Inc	30,914
1,108	*	Symantec Corp	24,088
170	*	Synopsys, Inc	2,834
700		Total System Services, Inc	16,870
165	*	Travelzoo, Inc	5,417
600	*	Unisys Corp	3,798
249		United Online, Inc	2,704
200	*	Universal Compression Holdings, Inc	7,248
273	*	Vasco Data Security International	2,648

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
700	*	VeriSign, Inc	20,132
900	*	Veritas Software Corp	21,960

		TOTAL BUSINESS SERVICES	1,806,831

CHEMICALS AND ALLIED PRODUCTS - 8.38%
2,802	*	Aastrom Biosciences Inc	8,770
200	*	Abgenix, Inc	1,716
100	*	Adolor Corp	925
1,500		Air Products & Chemicals, Inc	90,450
100	*	Alexion Pharmaceuticals, Inc	2,304
100	*	Alkermes, Inc	1,322
100	*	American Pharmaceutical Partners, Inc	4,125
4,511	*	Amgen, Inc	272,735
100	*	Atherogenics, Inc	1,598
359	*	AVANIR Pharmaceuticals	1,005
1,000		Avery Dennison Corp	52,960
1,000		Avon Products, Inc	37,850
525	*	Barr Pharmaceuticals, Inc	25,589
600	*	Benthley Pharmaceuticals, Inc	6,570
200	*	Bioenvision, Inc	1,456
874	*	Biogen Idec, Inc	30,109
400	*	BioMarin Pharmaceutical, Inc	2,996
524	*	Bone Care International, Inc	17,276
325		Cabot Corp	10,725
300	*	Cell Therapeutics, Inc	813
100	*	Cephalon, Inc	3,981
200	*	Chattem, Inc	8,280
639		Clorox Co	35,605
1,703		Colgate-Palmolive Co	84,997
200	*	Cubist Pharmaceuticals, Inc	2,634
504	*	Dendreon Corp	2,636
474		Diagnostic Products Corp	22,434
93	*	Digene Corp	2,574
518	*	Dov Pharmaceutical, Inc	9,666
3,076	*	Durect Corp	15,657
200	*	Dusa Pharmaceuticals, Inc	1,860
1,600		Ecolab, Inc	51,776
300	*	Encysive Pharmaceuticals, Inc	3,243
900		Engelhard Corp	25,695
600	*	Eon Labs, Inc	18,384
200	*	EPIX Pharmaceuticals, Inc	1,770
532	*	First Horizon Pharmaceutical	10,129
1,400	*	Forest Laboratories, Inc	54,390
808	*	Genzyme Corp	48,553
300	*	Geron Corp	2,322
1,594	*	Gilead Sciences, Inc	70,120
3,814		Gillette Co	193,103
268		H.B. Fuller Co	9,128
500	*	Immunogen, Inc	2,895
600	*	Impax Laboratories, Inc	9,420
261	*	Inverness Medical Innovations, Inc	7,125
100	*	Invitrogen Corp	8,329
1,196	*	King Pharmaceuticals, Inc	12,462
100	*	Kos Pharmaceuticals, Inc	6,550
300	*	KV Pharmaceutical Co (Class A)	5,025
234	*	Ligand Pharmaceuticals, Inc (Class B)	1,626
200		Mannatech, Inc	3,804
300	*	Martek Biosciences Corp	11,385

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
200	*	Medarex, Inc	1,666
600		Medicis Pharmaceutical Corp (Class A)	19,038
668	*	MedImmune, Inc	17,849
7,294		Merck & Co, Inc	224,655
200	*	MGI Pharma, Inc	4,352
800	*	Millennium Pharmaceuticals, Inc	7,416
1,501		Mylan Laboratories, Inc	28,879
400	*	Nabi Biopharmaceuticals	6,092
118	*	Nastech Pharmaceutical Co, Inc	1,679
442	*	Noven Pharmaceuticals, Inc	7,726
100	*	NPS Pharmaceuticals, Inc	1,135
100	*	Nuvelo, Inc	773
200	*	OraSure Technologies, Inc	1,998
100	*	OSI Pharmaceuticals, Inc	4,087
1,100	*	Pain Therapeutics, Inc	7,425
400	*	Penwest Pharmaceuticals Co	4,728
1,206		Perrigo Co	16,812
200	*	Pharmion Corp	4,642
200	*	Pozen, Inc	1,640
1,650		Praxair, Inc	76,890
8,438		Procter & Gamble Co	445,105
227	*	Progenics Pharmaceuticals	4,735
200	*	Protein Design Labs, Inc	4,042
330	*	Renovis, Inc	5,039
1,035		Rohm & Haas Co	47,962
450	*	Salix Pharmaceuticals Ltd	7,947
200	*	Sepracor, Inc	12,002
500		Sigma-Aldrich Corp	28,020
1,817	*	StemCells, Inc	7,650
500	*	SuperGen, Inc	2,470
200	*	Tanox, Inc	2,344
58	*	United Therapeutics Corp	2,796
200	*	Vertex Pharmaceuticals, Inc	3,368
600	*	Watson Pharmaceuticals, Inc	17,736
529	*	Zymogenetics, Inc	9,310

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,358,860

COMMUNICATIONS - 4.71%
851		Alltel Corp	53,000
2,391		AT&T Corp	45,525
1,200	*	Avaya, Inc	9,984
5,800		BellSouth Corp	154,106
100		Citizens Communications Co	1,344
5,229	*	Comcast Corp (Class A)	160,530
2,200	*	Comcast Corp (Special Class A)	65,890
1,088	*	IAC/InterActiveCorp	26,166
520	*	Liberty Global, Inc	24,268
2,425	*	Nextel Communications, Inc (Class A)	78,352
200	*	Novatel Wireless, Inc	2,494
100	*	NTL, Inc	6,842
12,448		SBC Communications, Inc	295,640
2,877		Sprint Corp	72,184
279	*	Tivo, Inc	1,864
400	*	Univision Communications, Inc (Class A)	11,020
8,976		Verizon Communications, Inc	310,121
200	*	XM Satellite Radio Holdings, Inc	6,732

		TOTAL COMMUNICATIONS	1,326,062

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
DEPOSITORY INSTITUTIONS - 9.97%
1,300		AmSouth Bancorp	33,800
3,100		BB&T Corp	123,907
800		Comerica, Inc	46,240
2,400		Fifth Third Bancorp	98,904
200		Fremont General Corp	4,866
1,200		Golden West Financial Corp	77,256
13,700		JPMorgan Chase & Co	483,884
2,600		KeyCorp	86,190
1,500		Mellon Financial Corp	43,035
3,654		National City Corp	124,674
577		New York Community Bancorp, Inc	10,455
1,259		North Fork Bancorp, Inc	35,365
500		Northern Trust Corp	22,795
1,549		PNC Financial Services Group, Inc	84,359
2,064		Regions Financial Corp	69,928
600		Sovereign Bancorp, Inc	13,404
1,100		State Street Corp	53,075
1,600		SunTrust Banks, Inc	115,584
500		Synovus Financial Corp	14,335
9,700		U.S. Bancorp	283,240
100		UnionBanCal Corp	6,692
7,000		Wachovia Corp	347,200
5,300		Washington Mutual, Inc	215,657
6,700		Wells Fargo & Co	412,586

		TOTAL DEPOSITORY INSTITUTIONS	2,807,431

EATING AND DRINKING PLACES - 0.93%
100	*	CKE Restaurants, Inc	1,392
493		Darden Restaurants, Inc	16,259
8,266		McDonald’s Corp	229,381
41		Outback Steakhouse, Inc	1,855
300		Wendy’s International, Inc	14,295

		TOTAL EATING AND DRINKING PLACES	263,182

EDUCATIONAL SERVICES - 0.01%
100	*	Career Education Corp	3,661

		TOTAL EDUCATIONAL SERVICES	3,661

ELECTRIC, GAS, AND SANITARY SERVICES - 5.47%
2,950	*	AES Corp	48,321
696		AGL Resources, Inc	26,900
1,233		Allete, Inc	61,527
3,459	*	Aquila, Inc	12,487
1,728		Avista Corp	32,124
900		Black Hills Corp	33,165
400	*	Casella Waste Systems, Inc (Class A)	4,800
1,447		Cleco Corp	31,212
3,007		DPL, Inc	82,542
2,300		Empire District Electric Co	55,108
2,200		Hawaiian Electric Industries, Inc	58,982
1,800		Idacorp, Inc	55,134
1,845		KeySpan Corp	75,091
1,615		Kinder Morgan, Inc	134,368
500		MGE Energy, Inc	18,190
2,400		National Fuel Gas Co	69,384
1,092		Nicor, Inc	44,958
3,486		NiSource, Inc	86,209

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
4,600		OGE Energy Corp	133,124
733		Otter Tail Corp	20,033
779		Peoples Energy Corp	33,855
3,900		Pepco Holdings, Inc	93,366
3,759		Puget Energy, Inc	87,885
926		Questar Corp	61,023
200		Resource America, Inc (Class A)	7,706
2,000	*	Sierra Pacific Resources	24,900
400		UGI Corp	11,160
1,155		Unisource Energy Corp	35,516
150	*	Waste Connections, Inc	5,594
600		Western Gas Resources, Inc	20,940
287		WGL Holdings, Inc	9,655
3,378		Williams Cos, Inc	64,182

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,539,441

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.72%
257	*	ADC Telecommunications, Inc	5,595
1,162	*	Advanced Micro Devices, Inc	20,149
292	*	Agere Systems, Inc	3,504
1,000	*	Altera Corp	19,820
700		American Power Conversion Corp	16,513
512		Ametek, Inc	21,427
800		Analog Devices, Inc	29,848
555	*	Andrew Corp	7,082
500	*	Artesyn Technologies, Inc	4,350
161		Baldor Electric Co	3,915
600	*	Broadcom Corp (Class A)	21,306
136	*	Broadwing Corp	628
240	*	C-COR, Inc	1,644
1,400	*	CIENA Corp	2,926
17,800	*	Cisco Systems, Inc	340,158
300	*	Comverse Technology, Inc	7,095
100	*	Ditech Communications Corp	649
427	*	Emcore Corp	1,763
3,178		Emerson Electric Co	199,038
23	*	EndWave Corp	1,095
1,100	*	Finisar Corp	1,155
100		Harman International Industries, Inc	8,136
300	*	Harmonic, Inc	1,449
18,347		Intel Corp	478,123
100	*	Interdigital Communications Corp	1,750
100		Intersil Corp (Class A)	1,877
142	*	Kemet Corp	895
77		Lincoln Electric Holdings, Inc	2,552
1,277	*	LSI Logic Corp	10,842
11,900	*	Lucent Technologies, Inc	34,629
700		Maxim Integrated Products, Inc	26,747
155	*	McData Corp (Class A)	620
200		Microchip Technology, Inc	5,924
1,432	*	Micron Technology, Inc	14,621
400		Molex, Inc	10,416
6,600		Motorola, Inc	120,516
1,600	*	MRV Communications, Inc	3,472
174	*	Mykrolis Corp	2,472
1,200		National Semiconductor Corp	26,436
1,000	*	Network Appliance, Inc	28,270
236	*	Novellus Systems, Inc	5,832

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
100	*	Openwave Systems, Inc	1,640
1,800	*	Optical Communication Products, Inc	3,420
200	*	Power-One, Inc	1,262
4,600		Qualcomm, Inc	151,846
504	*	Quantum Fuel Systems Technologies Worldwide, Inc	2,520
252		Scientific-Atlanta, Inc	8,384
3,571	*	Sirius Satellite Radio, Inc	23,140
200		Teleflex, Inc	11,874
1,300	*	Tellabs, Inc	11,310
900	*	Terayon Communication Systems, Inc	2,781
4,974		Texas Instruments, Inc	139,620
538	*	Thomas & Betts Corp	15,193
110	*	UTStarcom, Inc	824
541	*	Vitesse Semiconductor Corp	1,131
800		Xilinx, Inc	20,400
625	*	Zhone Technologies, Inc	2,094

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,892,678

ENGINEERING AND MANAGEMENT SERVICES - 0.51%
200	*	Amylin Pharmaceuticals, Inc	4,186
200	*	Antigenics, Inc	1,082
200	*	Applera Corp (Celera Genomics Group)	2,194
200	*	Ariad Pharmaceuticals, Inc	1,332
744	*	BearingPoint, Inc	5,454
300	*	CuraGen Corp	1,542
100	*	CV Therapeutics, Inc	2,242
400	*	Decode Genetics, Inc	3,756
87	*	Digitas, Inc	993
200	*	ICOS Corp	4,234
767	*	Incyte Corp	5,484
435	*	Isis Pharmaceuticals, Inc	1,701
100	*	Lexicon Genetics, Inc	494
200	*	Luminex Corp	1,968
1,234		Moody’s Corp	55,481
1,352		Paychex, Inc	43,994
211	*	Regeneron Pharmaceuticals, Inc	1,770
500	*	Seattle Genetics, Inc	2,680
100	*	Symyx Technologies, Inc	2,798

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	143,385

FABRICATED METAL PRODUCTS - 0.65%
360		Commercial Metals Co	8,575
279		Dynamic Materials Corp	10,795
600	*	Global Power Equipment Group, Inc	4,770
100		Gulf Island Fabrication, Inc	1,988
1,901		Illinois Tool Works, Inc	151,472
100	*	Jacuzzi Brands, Inc	1,073
147		Snap-On, Inc	5,042

		TOTAL FABRICATED METAL PRODUCTS	183,715

FOOD AND KINDRED PRODUCTS - 3.53%
1,003		Campbell Soup Co	30,862
7,600		Coca-Cola Co	317,300
462		Coca-Cola Enterprises, Inc	10,169
1,300		General Mills, Inc	60,827
1,208		H.J. Heinz Co	42,787
1,164		Hershey Foods Corp	72,284
1,064		Kellogg Co	47,284

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
300		Pepsi Bottling Group, Inc	8,583
6,321		PepsiCo, Inc	340,892
900		Wrigley (Wm.) Jr Co	61,956

		TOTAL FOOD AND KINDRED PRODUCTS	992,944

FOOD STORES - 0.59%
1,673		Albertson’s, Inc	34,598
2,500	*	Kroger Co	47,575
400	*	Pathmark Stores, Inc	3,504
1,317	*	Starbucks Corp	68,036
100		Whole Foods Market, Inc	11,830

		TOTAL FOOD STORES	165,543

FURNITURE AND FIXTURES - 0.76%
2,800	*	BE Aerospace, Inc	43,764
1,200		Johnson Controls, Inc	67,596
400		Leggett & Platt, Inc	10,632
2,240		Masco Corp	71,142
867		Newell Rubbermaid, Inc	20,669

		TOTAL FURNITURE AND FIXTURES	213,803

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
865	*	Bed Bath & Beyond, Inc	36,140
700		Best Buy Co, Inc	47,985
500		Circuit City Stores, Inc (Circuit City Group)	8,645
200		RadioShack Corp	4,634
100	*	Williams-Sonoma, Inc	3,957

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	101,361

GENERAL BUILDING CONTRACTORS - 0.61%
300		Centex Corp	21,201
1,241		D.R. Horton, Inc	46,674
100		KB Home	7,623
400		Lennar Corp (Class A)	25,380
20		Lennar Corp (Class B)	1,176
700		Pulte Homes, Inc	58,975
100	*	Toll Brothers, Inc	10,155

		TOTAL GENERAL BUILDING CONTRACTORS	171,184

GENERAL MERCHANDISE STORES - 1.47%
100	*	Big Lots, Inc	1,324
1,600		Costco Wholesale Corp	71,712
853		Dollar General Corp	17,367
900		J.C. Penney Co, Inc	47,322
1,200		May Department Stores Co	48,192
100		Neiman Marcus Group, Inc (Class A)	9,692
500	*	Saks, Inc	9,485
3,100		Target Corp	168,671
1,700		TJX Cos, Inc	41,395

		TOTAL GENERAL MERCHANDISE STORES	415,160

HEALTH SERVICES - 0.97%
100	*	Apria Healthcare Group, Inc	3,464
1,087	*	Caremark Rx, Inc	48,393
100	*	Covance, Inc	4,487
150	*	Coventry Health Care, Inc	10,613
247	*	DaVita, Inc	11,234
100	*	Edwards Lifesciences Corp	4,302

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
600	*	Express Scripts, Inc	29,988
100	*	Gentiva Health Services, Inc	1,786
1,100		Health Management Associates, Inc (Class A)	28,798
100		Hooper Holmes, Inc	415
500	*	Human Genome Sciences, Inc	5,790
300	*	Lincare Holdings, Inc	12,252
400		Manor Care, Inc	15,892
1,165	*	Medco Health Solutions, Inc	62,164
300	*	Nektar Therapeutics	5,052
100	*	OCA, Inc	188
80	*	Specialty Laboratories, Inc	673
400	*	Triad Hospitals, Inc	21,856
100		Universal Health Services, Inc (Class B)	6,218

		TOTAL HEALTH SERVICES	273,565

HOLDING AND OTHER INVESTMENT OFFICES - 2.31%
1,440		Allied Capital Corp	41,918
300		AMB Property Corp	13,029
800		Anworth Mortgage Asset Corp	7,872
917		Archstone-Smith Trust	35,415
100		AvalonBay Communities, Inc	8,080
300		Boston Properties, Inc	21,000
500		Crescent Real Estate Equities Co	9,375
454		Duke Realty Corp	14,374
3,646		Equity Office Properties Trust	120,683
1,718		Equity Residential	63,257
400		Friedman Billings Ramsey Group, Inc	5,720
400		Harris & Harris Group, Inc	4,764
400		Host Marriott Corp	7,000
800		iStar Financial, Inc	33,272
600		Kimco Realty Corp	35,346
1,000		Prologis	40,240
700		Public Storage, Inc	44,275
1,000		Simon Property Group, Inc	72,490
500		Vornado Realty Trust	40,200
789		Weingarten Realty Investors	30,945

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	649,255

HOTELS AND OTHER LODGING PLACES - 0.14%
400		Choice Hotels International, Inc	26,280
200	*	Gaylord Entertainment Co	9,298
200		Marcus Corp	4,244

		TOTAL HOTELS AND OTHER LODGING PLACES	39,822

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.39%
4,166		3M Co	301,202
1,942	*	Apple Computer, Inc	71,485
4,100		Applied Materials, Inc	66,338
200		Black & Decker Corp	17,970
500	*	Brocade Communications Systems, Inc	1,940
100		CDW Corp	5,709
100	*	Cirrus Logic, Inc	531
334		Cummins, Inc	24,920
1,100		Deere & Co	72,039
7,100	*	Dell, Inc	280,521
6,041	*	EMC Corp	82,822
138	*	Emulex Corp	2,520
583		Graco, Inc	19,863

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
990	*	Grant Prideco, Inc	26,186
9,119		Hewlett-Packard Co	214,388
4,700		International Business Machines Corp	348,740
389	*	Jabil Circuit, Inc	11,954
74	*	Lam Research Corp	2,142
300	*	Lexmark International, Inc	19,449
292		Modine Manufacturing Co	9,508
483	*	National Oilwell Varco, Inc	22,962
400		Nordson Corp	13,712
220	*	PalmOne, Inc	6,549
200		Pentair, Inc	8,562
1,400		Pitney Bowes, Inc	60,970
300	*	Sandisk Corp	7,119
86	*	Scansoft, Inc	325
508	*	Semitool, Inc	4,846
344		Smith International, Inc	21,913
3,788	*	Solectron Corp	14,357
200		SPX Corp	9,196
600		Stanley Works	27,324
92	*	Storage Technology Corp	3,339
83	*	TurboChef Technologies, Inc	1,487
400	*	Varian Medical Systems, Inc	14,932
139	*	Western Digital Corp	1,865

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,799,685

INSTRUMENTS AND RELATED PRODUCTS - 3.71%
177	*	Advanced Medical Optics, Inc	7,036
100	*	Affymetrix, Inc	5,393
900		Allergan, Inc	76,716
1,300		Applera Corp (Applied Biosystems Group)	25,571
400		Bard (C.R.), Inc	26,604
283		Bausch & Lomb, Inc	23,489
2,600		Baxter International, Inc	96,460
200		Beckman Coulter, Inc	12,714
1,300		Becton Dickinson & Co	68,211
800		Biomet, Inc	27,712
100	*	Biosite, Inc	5,499
2,120	*	Boston Scientific Corp	57,240
200	*	Bruker BioSciences Corp	798
300		Dentsply International, Inc	16,200
100	*	Faro Technologies, Inc	2,726
56	*	Fisher Scientific International, Inc	3,634
940		Guidant Corp	63,262
100	*	Ista Pharmaceuticals, Inc	832
500		KLA-Tencor Corp	21,850
200	*	Lexar Media, Inc	982
4,466		Medtronic, Inc	231,294
71	*	MKS Instruments, Inc	1,199
200		Movado Group, Inc	3,776
500	*	Nanogen, Inc	1,920
100		Oakley, Inc	1,703
900		PerkinElmer, Inc	17,010
1,400	*	St. Jude Medical, Inc	61,054
1,400		Stryker Corp	66,584
700	*	Thermo Electron Corp	18,809
300	*	TriPath Imaging, Inc	2,568
300	*	Waters Corp	11,151
2,173	*	Xerox Corp	29,966
700	*	Zimmer Holdings, Inc	53,319

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,043,282

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.64%
100		Brown & Brown, Inc	4,494
300		Gallagher (Arthur J.) & Co	8,139
1,149		Hartford Financial Services Group, Inc	85,922
600	*	Humana, Inc	23,844
2,100		Marsh & McLennan Cos, Inc	58,170

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	180,569

INSURANCE CARRIERS - 5.94%
882		Aetna, Inc	73,047
1,800		Aflac, Inc	77,904
86	*	Alleghany Corp	25,542
100		Ambac Financial Group, Inc	6,976
6,600		American International Group, Inc	383,460
900		Chubb Corp	77,049
500		Cigna Corp	53,515
661		Cincinnati Financial Corp	26,149
100		Erie Indemnity Co (Class A)	5,425
469		Fidelity National Financial, Inc	16,739
200	*	Health Net, Inc	7,632
300		Jefferson-Pilot Corp	15,126
800		Lincoln National Corp	37,536
300		MBIA, Inc	17,793
100		MGIC Investment Corp	6,522
200	*	Pacificare Health Systems, Inc	14,290
468		Phoenix Cos, Inc	5,569
100	*	PMA Capital Corp (Class A)	883
1,100		Principal Financial Group	46,090
700		Progressive Corp	69,167
2,550		Prudential Financial, Inc	167,433
600		Safeco Corp	32,604
2,916		St. Paul Travelers Cos, Inc	115,269
4,544		UnitedHealth Group, Inc	236,924
700		UnumProvident Corp	12,824
2,012	*	WellPoint, Inc	140,116

		TOTAL INSURANCE CARRIERS	1,671,584

LEATHER AND LEATHER PRODUCTS - 0.11%
904	*	Coach, Inc	30,347

		TOTAL LEATHER AND LEATHER PRODUCTS	30,347

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	3,976

		TOTAL LUMBER AND WOOD PRODUCTS	3,976

METAL MINING - 0.13%
334		Cleveland-Cliffs, Inc	19,292
900		Royal Gold, Inc	18,108

		TOTAL METAL MINING	37,400

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
200		Callaway Golf Co	3,086
271	*	K2, Inc	3,436
2,242		Mattel, Inc	41,029

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	47,551

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
MISCELLANEOUS RETAIL - 1.45%
886	*	Amazon.com, Inc	29,309
3,000		CVS Corp	87,210
200		Michaels Stores, Inc	8,274
100	*	NeighborCare, Inc	3,317
700	*	Office Depot, Inc	15,988
200		Petsmart, Inc	6,070
16	*	Priceline.com, Inc	373
1,960		Staples, Inc	41,787
300		Tiffany & Co	9,828
604	*	Toys ‘R’ Us, Inc	15,994
3,500		Walgreen Co	160,965
1,280		World Fuel Services Corp	29,965

		TOTAL MISCELLANEOUS RETAIL	409,080

MOTION PICTURES - 1.86%
9,996	*	Liberty Media Corp (Class A)	101,859
200		Regal Entertainment Group (Class A)	3,776
13,364	*	Time Warner, Inc	223,312
7,767		Walt Disney Co	195,573

		TOTAL MOTION PICTURES	524,520

NONDEPOSITORY INSTITUTIONS - 4.15%
200		Advanta Corp (Class A)	5,144
599		American Capital Strategies Ltd	21,630
5,053		American Express Co	268,971
1,000		Beverly Hills Bancorp, Inc	10,950
950		Capital One Financial Corp	76,010
1,023		CIT Group, Inc	43,958
1,700		Countrywide Financial Corp	65,637
3,200		Fannie Mae	186,880
100	*	First Marblehead Corp	3,506
3,200		Freddie Mac	208,736
5,571		MBNA Corp	145,737
300		MCG Capital Corp	5,124
1,723	*	Providian Financial Corp	30,376
1,900		SLM Corp	96,520

		TOTAL NONDEPOSITORY INSTITUTIONS	1,169,179

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
900		Amcol International Corp	16,911
700		Vulcan Materials Co	45,493

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	62,404

OIL AND GAS EXTRACTION - 5.04%
2,106		Anadarko Petroleum Corp	173,008
2,702		Apache Corp	174,549
600	*	Callon Petroleum Co	8,868
400	*	Cheniere Energy, Inc	12,440
1,191		Chesapeake Energy Corp	27,155
415	*	Cimarex Energy Co	16,148
174	*	Clayton Williams Energy, Inc	5,218
200	*	Comstock Resources, Inc	5,058
300	*	Delta Petroleum Corp	4,236
600	*	Denbury Resources, Inc	23,862
3,634		Devon Energy Corp	184,171
400	*	Edge Petroleum Corp	6,248

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
500	*	Energy Partners Ltd	13,105
800		ENSCO International, Inc	28,600
2,376		EOG Resources, Inc	134,957
1,200		Equitable Resources, Inc	81,600
399	*	Forest Oil Corp	16,758
500	*	FX Energy, Inc	5,515
900	*	Global Industries Ltd	7,650
1,800	*	Grey Wolf, Inc	13,338
200	*	Harvest Natural Resources, Inc	2,186
404		Helmerich & Payne, Inc	18,956
118	*	Houston Exploration Co	6,260
500	*	KCS Energy, Inc	8,685
1,100	*	Meridian Resource Corp	5,258
1,300	*	Mission Resources Corp	10,491
600	*	Newfield Exploration Co	23,934
1,027		Noble Energy, Inc	77,693
200	*	Petroleum Development Corp	6,370
1,009		Pioneer Natural Resources Co	42,459
529	*	Plains Exploration & Production Co	18,795
500		Pogo Producing Co	25,960
1,100	*	Pride International, Inc	28,270
400		Range Resources Corp	10,760
359		Rowan Cos, Inc	10,666
100	*	Stone Energy Corp	4,890
400	*	Swift Energy Co	14,328
500		Tidewater, Inc	19,060
104	*	Toreador Resources Corp	2,526
2,991	*	Transmontaigne, Inc	31,406
500	*	Veritas DGC, Inc	13,870
731		Vintage Petroleum, Inc	22,274
2,137		XTO Energy, Inc	72,637

		TOTAL OIL AND GAS EXTRACTION	1,420,218

PAPER AND ALLIED PRODUCTS - 0.70%
2,000		Kimberly-Clark Corp	125,180
1,400		MeadWestvaco Corp	39,256
1,000		Sonoco Products Co	26,500
200		Temple-Inland, Inc	7,430

		TOTAL PAPER AND ALLIED PRODUCTS	198,366

PETROLEUM AND COAL PRODUCTS - 1.06%
1,512		Frontier Oil Corp	44,377
400	*	Giant Industries, Inc	14,400
548	*	Headwaters, Inc	18,840
900		Sunoco, Inc	102,312
1,500		Valero Energy Corp	118,665

		TOTAL PETROLEUM AND COAL PRODUCTS	298,594

PRIMARY METAL INDUSTRIES - 0.89%
400	*	Aleris International, Inc	9,020
689	*	Century Aluminum Co	14,056
3,427	*	Corning, Inc	56,957
150		Gibraltar Industries, Inc	2,781
300		Hubbell, Inc (Class B)	13,230
300	*	Lone Star Technologies, Inc	13,650
100	*	Maverick Tube Corp	2,980
197		Mueller Industries, Inc	5,339
500	*	NS Group, Inc	16,255

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
1,080		Nucor Corp	49,270
100		Quanex Corp	5,301
672		Schnitzer Steel Industries, Inc (Class A)	15,926
259		Steel Dynamics, Inc	6,799
400	*	Wheeling-Pittsburgh Corp	6,152
2,105		Worthington Industries, Inc	33,259

		TOTAL PRIMARY METAL INDUSTRIES	250,975

PRINTING AND PUBLISHING - 0.93%
200		Dow Jones & Co, Inc	7,090
200	*	Dun & Bradstreet Corp	12,330
200		EW Scripps Co	9,760
1,886		McGraw-Hill Cos, Inc	83,456
522		New York Times Co (Class A)	16,260
400		R.R. Donnelley & Sons Co	13,804
975		Tribune Co	34,301
100		Washington Post Co (Class B)	83,503

		TOTAL PRINTING AND PUBLISHING	260,504

RAILROAD TRANSPORTATION - 0.35%
3,185		Norfolk Southern Corp	98,608

		TOTAL RAILROAD TRANSPORTATION	98,608

REAL ESTATE - 0.00%
100		Stewart Enterprises, Inc (Class A)	654

		TOTAL REAL ESTATE	654

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
200		Cooper Tire & Rubber Co	3,714
70	*	Sealed Air Corp	3,485

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,199

SECURITY AND COMMODITY BROKERS - 2.09%
300		A.G. Edwards, Inc	13,545
811	*	Ameritrade Holding Corp	15,076
3,500		Charles Schwab Corp	39,480
200		Eaton Vance Corp	4,782
300		Federated Investors, Inc (Class B)	9,003
900		Franklin Resources, Inc	69,282
1,310		Goldman Sachs Group, Inc	133,646
1,700	*	Instinet Group, Inc	8,908
500		Janus Capital Group, Inc	7,520
300		Legg Mason, Inc	31,233
3,836		Merrill Lynch & Co, Inc	211,018
69	*	Piper Jaffray Cos	2,100
300		SEI Investments Co	11,205
500		T Rowe Price Group, Inc	31,300

		TOTAL SECURITY AND COMMODITY BROKERS	588,098

SPECIAL TRADE CONTRACTORS - 0.02%
518	*	Quanta Services, Inc	4,558

		TOTAL SPECIAL TRADE CONTRACTORS	4,558

STONE, CLAY, AND GLASS PRODUCTS - 0.07%
100		Apogee Enterprises, Inc	1,537
51	*	Cabot Microelectronics Corp	1,478
100		CARBO Ceramics, Inc	7,896
4		Eagle Materials, Inc	370

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
14		Eagle Materials, Inc (Class B)	1,267
400		Gentex Corp	7,280

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	19,828

TEXTILE MILL PRODUCTS - 0.03%
200		Oxford Industries, Inc	8,610

		TOTAL TEXTILE MILL PRODUCTS	8,610

TRANSPORTATION BY AIR - 0.63%
200	*	Airtran Holdings, Inc	1,846
945	*	AMR Corp	11,444
700	*	Continental Airlines, Inc (Class B)	9,296
800	*	Delta Air Lines, Inc	3,008
1,038		FedEx Corp	84,088
321	*	Frontier Airlines, Inc	3,316
150	*	JetBlue Airways Corp	3,066
390	*	Mesa Air Group, Inc	2,617
267		Skywest, Inc	4,854
3,789		Southwest Airlines Co	52,781

		TOTAL TRANSPORTATION BY AIR	176,316

TRANSPORTATION EQUIPMENT - 1.03%
200		American Axle & Manufacturing Holdings, Inc	5,054
400		ArvinMeritor, Inc	7,116
800		Autoliv, Inc	35,040
558		Brunswick Corp	24,173
1,400		Dana Corp	21,014
3,600		Delphi Corp	16,740
904	*	Fleetwood Enterprises, Inc	9,176
1,400		Genuine Parts Co	57,526
1,329		Harley-Davidson, Inc	65,918
230		Harsco Corp	12,547
300		Standard Motor Products, Inc	3,960
200		Superior Industries International, Inc	4,740
800	*	Tenneco Automotive, Inc	13,312
400	*	TRW Automotive Holdings Corp	9,804
141		Wabash National Corp	3,416

		TOTAL TRANSPORTATION EQUIPMENT	289,536

TRANSPORTATION SERVICES - 0.09%
500		GATX Corp	17,250
421		Sabre Holdings Corp	8,399

		TOTAL TRANSPORTATION SERVICES	25,649

TRUCKING AND WAREHOUSING - 0.60%
2,444		United Parcel Service, Inc (Class B)	169,027

		TOTAL TRUCKING AND WAREHOUSING	169,027

WATER TRANSPORTATION - 0.10%
400	*	Gulfmark Offshore, Inc	10,924
600	*	Hornbeck Offshore Services, Inc	16,254

		TOTAL WATER TRANSPORTATION	27,178

WHOLESALE TRADE-DURABLE GOODS - 3.16%
900		Adesa, Inc	19,593
800	*	Aviall, Inc	25,272
400		Barnes Group, Inc	13,240
100	*	Cytyc Corp	2,206

TIAA-CREF Life Funds - Social Choice Equity Fund

SHARES			VALUE
200		IKON Office Solutions, Inc	1,902
100	*	Ingram Micro, Inc (Class A)	1,566
10,836		Johnson & Johnson	704,340
300		Omnicare, Inc	12,729
400	*	Patterson Cos, Inc	18,032
450		Reliance Steel & Aluminum Co	16,682
1,805		Ryerson Tull, Inc	25,757
400	*	Sycamore Networks, Inc	1,380
1,400	*	Visteon Corp	8,442
700		W.W. Grainger, Inc	38,353

		TOTAL WHOLESALE TRADE-DURABLE GOODS	889,494

WHOLESALE TRADE-NONDURABLE GOODS - 1.10%
600	*	Allscripts Healthcare Solutions, Inc	9,966
1,694		Cardinal Health, Inc	97,541
300	*	Endo Pharmaceuticals Holdings, Inc	7,884
1,500		McKesson Corp	67,185
400	*	Metals USA, Inc	7,608
478	*	Priority Healthcare Corp (Class B)	12,122
100		Reebok International Ltd	4,183
1,408		Safeway, Inc	31,807
200		Stride Rite Corp	2,758
1,876		Sysco Corp	67,892

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	308,946

		TOTAL COMMON STOCKS (Cost $29,573,793)	28,025,315

		TOTAL PORTFOLIO - 99.55% (Cost $29,573,793)	28,025,315
		OTHER ASSETS & LIABILITIES, NET - 0.45%	126,807

		NET ASSETS - 100.00%	$28,152,122

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE LARGE-CAP VALUE FUND

June 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.99%
AMUSEMENT AND RECREATION SERVICES - 0.50%
6,658	*	WMS Industries, Inc	$224,708

		TOTAL AMUSEMENT AND RECREATION SERVICES	224,708

APPAREL AND ACCESSORY STORES - 0.45%
338	*	DSW, Inc	8,433
9,926		Gap, Inc	196,039

		TOTAL APPAREL AND ACCESSORY STORES	204,472

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
584		Liz Claiborne, Inc	23,220
405		VF Corp	23,174

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	46,394

AUTO REPAIR, SERVICES AND PARKING - 0.80%
9,965		Lear Corp	362,527

		TOTAL AUTO REPAIR, SERVICES AND PARKING	362,527

BUSINESS SERVICES - 2.25%
3,630		Automatic Data Processing, Inc	152,351
8,798	*	Gravity Co Ltd (Spon ADR)	75,663
38,244	*	Manugistics Group, Inc	68,074
22,795	*	Oracle Corp	300,894
14,797		Waste Management, Inc	419,347

		TOTAL BUSINESS SERVICES	1,016,329

CHEMICALS AND ALLIED PRODUCTS - 9.04%
7,376	*	Andrx Corp	149,807
3,397		Bristol-Myers Squibb Co	84,857
5,764		Colgate-Palmolive Co	287,681
7,603		Dow Chemical Co	338,562
4,896		Du Pont (E.I.) de Nemours & Co	210,577
5,196	*	Forest Laboratories, Inc	201,865
6,737		Lyondell Chemical Co	177,992
12,049		Merck & Co, Inc	371,109
5,420	*	OSI Pharmaceuticals, Inc	221,515
36,686		Pfizer, Inc	1,011,800
194,092	*	Rhodia S.A. (Spon ADR)	345,484
15,340		Wyeth	682,630

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,083,879

COAL MINING - 0.01%
97	*	Alpha Natural Resources, Inc	2,316

		TOTAL COAL MINING	2,316

TIAA-CREF Life Funds - Large-Cap Value Fund

SHARES			VALUE
COMMUNICATIONS - 5.41%
4,977		AT&T Corp	94,762
5,975		Adtran, Inc	148,120
2,243		Alltel Corp	139,694
17,905		BellSouth Corp	475,736
2,444	*	NeuStar, Inc	62,566
14,295		SBC Communications, Inc	339,506
17,178		Sprint Corp	430,996
21,757		Verizon Communications, Inc	751,704

		TOTAL COMMUNICATIONS	2,443,084

DEPOSITORY INSTITUTIONS - 18.69%
29,779		Bank of America Corp	1,358,220
6,304		Bank of New York Co, Inc	181,429
43,540		Citigroup, Inc	2,012,854
9,965		Fifth Third Bancorp	410,658
5,200		Greater Bay Bancorp	137,124
40,691		Hudson City Bancorp, Inc	464,284
40,838		JPMorgan Chase & Co	1,442,398
86		National City Corp	2,934
931		New York Community Bancorp, Inc	16,870
10,113		Northern Trust Corp	461,052
6,769		SunTrust Banks, Inc	488,993
7,735		U.S. Bancorp	225,862
3,296		Wachovia Corp	163,482
4,651		Washington Mutual, Inc	189,249
14,345		Wells Fargo & Co	883,365

		TOTAL DEPOSITORY INSTITUTIONS	8,438,774

EATING AND DRINKING PLACES - 1.50%
16,853	*	Brinker International, Inc	674,963

		TOTAL EATING AND DRINKING PLACES	674,963

ELECTRIC, GAS, AND SANITARY SERVICES - 6.50%
19,734	*	Allegheny Energy, Inc	497,691
18,162	*	CMS Energy Corp	273,520
67,991	*	Calpine Corp	231,169
17,472		Centerpoint Energy, Inc	230,805
6,802		DPL, Inc	186,715
1,779		Dominion Resources, Inc	130,561
3,030		Duke Energy Corp	90,082
12,000	*	Dynegy, Inc (Class A)	58,320
6,652		Exelon Corp	341,447
364		Kinder Morgan, Inc	30,285
516		MDU Resources Group, Inc	14,536
2,134	*	NRG Energy, Inc	80,238
3,157		OGE Energy Corp	91,364
5,443		PG&E Corp	204,330
6,759		PPL Corp	401,349
1,041		SCANA Corp	44,461
1,486		Williams Cos, Inc	28,234

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,935,107

TIAA-CREF Life Funds - Large-Cap Value Fund

SHARES			VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.90%
366,339	*	Alstom	363,677
91,825	*	Atmel Corp	217,625
12,299	*	Fairchild Semiconductor International, Inc	181,410
15,244		General Electric Co	528,205
21,567	*	Micron Technology, Inc	220,199
26,663	*	PMC-Sierra, Inc	248,766

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,759,882

FABRICATED METAL PRODUCTS - 0.70%
3,966		Illinois Tool Works, Inc	316,011

		TOTAL FABRICATED METAL PRODUCTS	316,011

FOOD AND KINDRED PRODUCTS - 1.56%
19,502		Coca-Cola Enterprises, Inc	429,239
4,445		Molson Coors Brewing Co (Class B)	275,590

		TOTAL FOOD AND KINDRED PRODUCTS	704,829

FOOD STORES - 0.76%
18,132	*	Kroger Co	345,052

		TOTAL FOOD STORES	345,052

GENERAL MERCHANDISE STORES - 0.04%
196		Neiman Marcus Group, Inc (Class A)	18,996

		TOTAL GENERAL MERCHANDISE STORES	18,996

HEALTH SERVICES - 0.81%
30,072	*	Tenet Healthcare Corp	368,081

		TOTAL HEALTH SERVICES	368,081

HOLDING AND OTHER INVESTMENT OFFICES - 3.62%
1,499		AvalonBay Communities, Inc	121,119
1,783		Boston Properties, Inc	124,810
2		Cross Timbers Royalty Trust	81
11,400	*	Deerfield Triarc Capital Corp	178,866
945		General Growth Properties, Inc	38,830
18,656		Honeywell International, Inc	683,369
2,976		iShares Russell 1000 Value Index Fund	198,321
3,711	*	KKR Financial Corp	92,775
4,710		iStar Financial, Inc	195,889

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,634,060

HOTELS AND OTHER LODGING PLACES - 1.11%
7,310		Accor S.A.	341,948
7,868	*	Great Wolf Resorts, Inc	160,822

		TOTAL HOTELS AND OTHER LODGING PLACES	502,770

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.85%
50,167	*	Brocade Communications Systems, Inc	194,648
920		Caterpillar, Inc	87,685

TIAA-CREF Life Funds - Large-Cap Value Fund

SHARES			VALUE
4,549		Deere & Co	297,914
42,231		Hewlett-Packard Co	992,851
27,755	*	NYFIX, Inc	164,032

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,737,130

INSTRUMENTS AND RELATED PRODUCTS - 1.52%
11,809	*	Boston Scientific Corp	318,843
9,455		Raytheon Co	369,880

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	688,723

INSURANCE AGENTS, BROKERS AND SERVICE - 1.54%
25,050		Marsh & McLennan Cos, Inc	693,885

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	693,885

INSURANCE CARRIERS - 5.01%
2,608		Allstate Corp	155,828
14,425		American International Group, Inc	838,093
4,925		Genworth Financial, Inc	148,883
8,001		Max Re Capital Ltd	183,223
2,530		Prudential Financial, Inc	166,120
19,440		St. Paul Travelers Cos, Inc	768,463

		TOTAL INSURANCE CARRIERS	2,260,610

MISCELLANEOUS RETAIL - 2.15%
6,941	*	Office Depot, Inc	158,532
5,428	*	Sears Holdings Corp	813,494

		TOTAL MISCELLANEOUS RETAIL	972,026

MOTION PICTURES - 2.98%
28,695	*	Liberty Media Corp (Class A)	292,402
62,995	*	Time Warner, Inc	1,052,646

		TOTAL MOTION PICTURES	1,345,048

NONDEPOSITORY INSTITUTIONS - 3.67%
186		Aegon NV (ARS)	2,394
14,200		Fannie Mae	829,280
4,090		Freddie Mac	266,791
21,428		MBNA Corp	560,556

		TOTAL NONDEPOSITORY INSTITUTIONS	1,659,021

OIL AND GAS EXTRACTION - 2.45%
2,700	*	Bill Barrett Corp	79,866
7,463		Devon Energy Corp	378,225
371		Equitable Resources, Inc	25,228
48		Kerr-McGee Corp	3,663
157		Noble Corp	9,657
2,936		Noble Energy, Inc	222,108
418		Pogo Producing Co	21,703
4,748		Schlumberger Ltd	360,563
274		W&T Offshore, Inc	6,595

		TOTAL OIL AND GAS EXTRACTION	1,107,608

TIAA-CREF Life Funds - Large-Cap Value Fund

SHARES			VALUE
PAPER AND ALLIED PRODUCTS - 1.15%
9,367		Georgia-Pacific Corp	297,871
5,995		Temple-Inland, Inc	222,714

		TOTAL PAPER AND ALLIED PRODUCTS	520,585

PETROLEUM AND COAL PRODUCTS - 9.12%
20,689		ChevronTexaco Corp	1,156,929
7,270		ConocoPhillips	417,952
41,291		ExxonMobil Corp	2,372,994
3,196		Marathon Oil Corp	170,571

		TOTAL PETROLEUM AND COAL PRODUCTS	4,118,446

PRIMARY METAL INDUSTRIES - 0.13%
1,265		Nucor Corp	57,709

		TOTAL PRIMARY METAL INDUSTRIES	57,709

PRINTING AND PUBLISHING - 1.93%
27,273		Viacom, Inc (Class B)	873,281

		TOTAL PRINTING AND PUBLISHING	873,281

REAL ESTATE - 0.02%
138		Forest City Enterprises, Inc (Class A)	9,798

		TOTAL REAL ESTATE	9,798

SECURITY AND COMMODITY BROKERS - 2.46%
6,614	*	E*Trade Financial Corp	92,530
4,036		Merrill Lynch & Co, Inc	222,020
15,136		Morgan Stanley	794,186

		TOTAL SECURITY AND COMMODITY BROKERS	1,108,736

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
200		Lafarge North America, Inc	12,488

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	12,488

TOBACCO PRODUCTS - 2.26%
15,761		Altria Group, Inc	1,019,106

		TOTAL TOBACCO PRODUCTS	1,019,106

TRANSPORTATION BY AIR - 0.59%
6,624	*	Continental Airlines, Inc (Class B)	87,967
38,645	*	Northwest Airlines Corp	176,221

		TOTAL TRANSPORTATION BY AIR	264,188

TRANSPORTATION EQUIPMENT - 1.38%
84,598		Delphi Corp	393,381
800		General Dynamics Corp	87,632
67		Genuine Parts Co	2,753
2,548		Northrop Grumman Corp	140,777

		TOTAL TRANSPORTATION EQUIPMENT	624,543

		TOTAL COMMON STOCKS (Cost $41,712,309)	45,155,165

TIAA-CREF Life Funds - Large-Cap Value Fund

SHARES		VALUE
	TOTAL PORTFOLIO - 99.99% (Cost $41,712,309)	45,155,165
	OTHER ASSETS & LIABILITIES, NET - 0.01%	3,037

	NET ASSETS - 100.00%	$45,158,202

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE SMALL-CAP EQUITY FUND

June 30, 2005

SHARES			VALUE
COMMON STOCKS - 99.94%
AGRICULTURAL PRODUCTION-CROPS - 0.52%
6,600		Chiquita Brands International, Inc	181,236
1,300		Delta & Pine Land Co	32,578

		TOTAL AGRICULTURAL PRODUCTION-CROPS	213,814

AMUSEMENT AND RECREATION SERVICES - 0.57%
3,500	*	Argosy Gaming Co	163,135
2,192		Dover Downs Gaming & Entertainment, Inc	29,066
1,300	*	Magna Entertainment Corp (Class A)	7,332
1,000	*	Multimedia Games, Inc	11,010
500	*	Pinnacle Entertainment, Inc	9,780
450	*	Sunterra Corp	7,295
200		Speedway Motorsports, Inc	7,312

		TOTAL AMUSEMENT AND RECREATION SERVICES	234,930

APPAREL AND ACCESSORY STORES - 2.84%
4,650	*	Aeropostale, Inc	156,240
300		Buckle, Inc	13,302
600		Burlington Coat Factory Warehouse Corp	25,584
6,450		Cato Corp (Class A)	133,193
5,800	*	Charming Shoppes, Inc	54,114
300	*	Children’s Place Retail Stores, Inc	14,001
1,200		Christopher & Banks Corp	21,912
1,528		Finish Line, Inc (Class A)	28,910
1,100	*	Jo-Ann Stores, Inc	29,029
200	*	JOS A. Bank Clothiers, Inc	8,660
500	*	New York & Co, Inc	10,530
300		Oshkosh B’gosh, Inc (Class A)	7,797
10,800	*	Payless Shoesource, Inc	207,360
8,600	*	Shoe Carnival, Inc	187,136
3,120	*	Stage Stores, Inc	136,032
6,100	*	Too, Inc	142,557

		TOTAL APPAREL AND ACCESSORY STORES	1,176,357

APPAREL AND OTHER TEXTILE PRODUCTS - 0.45%
1,100	*	DHB Industries, Inc	9,295
3,700	*	Guess?, Inc	61,346
1,267	*	Hartmarx Corp	12,759
800		Kellwood Co	21,520
400		Phillips-Van Heusen Corp	13,076
1,400	*	Quiksilver, Inc	22,372
500		Russell Corp	10,225
1,599	*	Warnaco Group, Inc	37,177

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	187,770

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.25%
200	*	Amerco, Inc	10,710
200		Bandag, Inc	9,210
300	*	Dollar Thrifty Automotive Group, Inc	11,394
127	*	Monro Muffler Brake, Inc	3,748
1,800	*	PHH Corp	46,296
1,300	*	Wright Express Corp	24,011

		TOTAL AUTO REPAIR, SERVICES AND PARKING	105,369

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.56%
900	*	Asbury Automotive Group, Inc	13,869
7,200	*	CSK Auto Corp	120,096
800		Lithia Motors, Inc (Class A)	23,080
2,300		Sonic Automotive, Inc	48,898
900		United Auto Group, Inc	26,820

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	232,763

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
652	*	Central Garden & Pet Co	32,026

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	32,026

BUSINESS SERVICES - 9.33%
500		ABM Industries, Inc	9,750
800	*	American Reprographics Co	12,872
1,600	*	AMICAS, Inc	7,248
550	*	Aquantive, Inc	9,746
7,776	*	Arbinet-thexchange Inc	52,099
4,300	*	Asset Acceptance Capital Corp	111,413
1,747	*	Autobytel, Inc	8,438
500		Aaron Rents, Inc	12,445
200		Advo, Inc	6,370
700	*	Altiris, Inc	10,276
1,500	*	Ansoft Corp	36,240
308	*	Ansys, Inc	10,937
1,100	*	Anteon International Corp	50,182
1,100		Arbitron, Inc	47,190
2,086	*	Aspect Communications Corp	23,426
1,468	*	Aspen Technology, Inc	7,634
8,788	*	Borland Software Corp	60,286
1,300		Brady Corp (Class A)	40,300
20,925	*	CMGI, Inc	39,548
2,054	*	CSG Systems International, Inc	38,985
5,300		Catalina Marketing Corp	134,673
2,379	*	Century Business Services, Inc	9,635
1,900	*	Ciber, Inc	15,162
100	*	CoStar Group, Inc	4,360
100		Computer Programs & Systems, Inc	3,727
14,700	*	Covansys Corp	188,895
703	*	Dendrite International, Inc	9,701
310	*	Digital Insight Corp	7,415
1,400	*	Digital River, Inc	44,450

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
200	*	Equinix, Inc	8,668
15,835	*	Earthlink, Inc	137,131
525	*	Electronics For Imaging, Inc	11,046
1,600	*	Entrust, Inc	7,664
1,218	*	Epicor Software Corp	16,078
300		Factset Research Systems, Inc	10,752
400	*	Filenet Corp	10,056
600	*	Hudson Highland Group, Inc	9,354
600	*	Heidrick & Struggles International, Inc	15,648
2,500	*	Homestore, Inc	5,075
2,400	*	Hyperion Solutions Corp	96,576
300	*	IDX Systems Corp	9,042
800	*	Infocrossing, Inc	9,976
1,400	*	Internet Capital Group, Inc	10,262
695	*	Intervideo, Inc	9,994
500	*	iPayment, Inc	18,260
1,000	*	Informatica Corp	8,390
4,200	*	Infospace, Inc	138,306
300	*	Innovative Solutions & Support, Inc	10,071
842	*	Intergraph Corp	29,015
3,300	*	Internet Security Systems, Inc	66,957
600	*	Intrado, Inc	8,976
891	*	JDA Software Group, Inc	10,140
2,786	*	Jupitermedia Corp	47,724
500	*	KFX, Inc	7,145
4,900	*	Keane, Inc	67,130
200		Kelly Services, Inc (Class A)	5,728
2,100	*	Kforce, Inc	17,766
2,500	*	Korn/Ferry International	44,375
653	*	Kronos, Inc	26,375
2,031	*	Lionbridge Technologies	13,770
500	*	Labor Ready, Inc	11,655
9,200	*	MPS Group, Inc	86,664
371	*	Manhattan Associates, Inc	7,127
500	*	Mantech International Corp (Class A)	15,520
1,000	*	Mentor Graphics Corp	10,250
700	*	MicroStrategy, Inc	37,128
1,000	*	Midway Games, Inc	10,960
1,881	*	NCO Group, Inc	40,686
1,200	*	NDCHealth Corp	21,564
2,141	*	NETIQ Corp	24,300
500	*	Open Solutions, Inc	10,155
3,604	*	Overland Storage, Inc	34,382
24	*	PDI, Inc	296
300	*	Portfolio Recovery Associates, Inc	12,606
6,900	*	Packeteer, Inc	97,290
35,468	*	Parametric Technology Corp	226,286
3,200	*	Perot Systems Corp (Class A)	45,504
806	*	Possis Medical, Inc	8,165
512	*	Progress Software Corp	15,437
2,711		QAD, Inc	20,875
851	*	Quest Software, Inc	11,599

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
88	*	Redback Networks, Inc Wts 01/02/11	125
83	*	Redback Networks, Inc Wts 01/02/11	228
1,651	*	RSA Security, Inc	18,953
1,000	*	Rent-Way, Inc	9,840
2,650		Rollins, Inc	53,106
4,801	*	S1 Corp	22,613
500	*	Sohu.com, Inc	10,960
250		SS&C Technologies, Inc	7,920
700	*	SYNNEX Corp	12,257
803	*	Sapient Corp	6,368
7,202	*	Serena Software, Inc	138,999
6,400	*	Sotheby’s Holdings, Inc (Class A)	87,680
1,200	*	Spherion Corp	7,920
500		Startek, Inc	8,210
900	*	Sykes Enterprises, Inc	8,532
800	*	THQ, Inc	23,416
500	*	TNS, Inc	11,685
3,500	*	Travelzoo, Inc	114,905
50	*	Take-Two Interactive Software, Inc	1,273
350		Talx Corp	10,119
6,208	*	TeleTech Holdings, Inc	50,595
4,400	*	Transaction Systems Architects, Inc	108,372
3,900	*	Trizetto Group, Inc	54,639
7,710		United Online, Inc	83,731
900	*	United Rentals, Inc	18,189
200	*	Universal Compression Holdings, Inc	7,248
300	*	Vertrue, Inc	11,688
1,850	*	Valueclick, Inc	22,811
6,214	*	Ventiv Health, Inc	119,806
973	*	Verity, Inc	8,533
299	*	WebEx Communications, Inc	7,897
700	*	Wind River Systems, Inc	10,976
300	*	Witness Systems, Inc	5,469
4,500	*	eFunds Corp	80,955
1,353	*	eSpeed, Inc (Class A)	12,055
4,314		infoUSA, Inc	50,474

		TOTAL BUSINESS SERVICES	3,857,849

CHEMICALS AND ALLIED PRODUCTS - 5.60%
200	*	Adeza Biomedical Corp	3,396
2,700	*	Abgenix, Inc	23,166
727	*	Alkermes, Inc	9,611
1,800		Alpharma, Inc (Class A)	26,046
1,320	*	Array Biopharma, Inc	8,316
2,100	*	BioMarin Pharmaceutical, Inc	15,729
300	*	Bone Care International, Inc	9,891
602	*	Cypress Bioscience, Inc	7,946
1,960	*	Chattem, Inc	81,144
10,770	*	Connetics Corp	189,983
2,100	*	Curis, Inc	8,190
600	*	Dov Pharmaceutical, Inc	11,196
2,100		Diagnostic Products Corp	99,393

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
300	*	Digene Corp	8,304
1,700		Ferro Corp	33,762
9,932	*	First Horizon Pharmaceutical	189,105
1,300		Georgia Gulf Corp	40,365
1,130	*	Geron Corp	8,746
400		Great Lakes Chemical Corp	12,588
1,000		H.B. Fuller Co	34,060
1,550	*	Immucor, Inc	44,873
1,618	*	Immunogen, Inc	9,368
600	*	Impax Laboratories, Inc	9,420
900	*	InterMune, Inc	11,736
300	*	Inverness Medical Innovations, Inc	8,190
421		Kronos Worldwide, Inc	12,710
500	*	KV Pharmaceutical Co (Class A)	8,375
2,300	*	Kos Pharmaceuticals, Inc	150,650
1,502	*	Ligand Pharmaceuticals, Inc (Class B)	10,439
6,100		Mannatech, Inc	116,022
200		MacDermid, Inc	6,232
4,100	*	Medarex, Inc	34,153
1,260	*	Medicines Co	29,471
1,700	*	NewMarket Corp	25,143
1,100		NL Industries, Inc	16,929
1,200	*	Nuvelo, Inc	9,276
700	*	Nabi Biopharmaceuticals	10,661
630		Nature’s Sunshine Products, Inc	10,987
500	*	Noven Pharmaceuticals, Inc	8,740
1,400	*	OM Group, Inc	34,566
800		Olin Corp	14,592
489	*	Onyx Pharmaceuticals, Inc	11,677
1,600	*	OraSure Technologies, Inc	15,984
6,500	*	Par Pharmaceutical Cos, Inc	206,765
700	*	Pharmion Corp	16,247
500	*	Prestige Brands Holdings, Inc	9,750
3,274	*	Parexel International Corp	64,989
917		Perrigo Co	12,783
11,700	*	PolyOne Corp	77,454
45	*	Quidel Corp	233
4,800	*	Revlon, Inc (Class A)	14,736
400	*	Salix Pharmaceuticals Ltd	7,064
600		Sensient Technologies Corp	12,366
1,711	*	Serologicals Corp	36,359
271	*	SurModics, Inc	11,753
1,700	*	Terra Industries, Inc	11,577
300	*	USANA Health Sciences, Inc	12,690
3,000		USEC, Inc	43,920
500	*	United Therapeutics Corp	24,100
1,660	*	Vertex Pharmaceuticals, Inc	27,954
5,000		Westlake Chemical Corp	122,500
20,650	*	WR Grace & Co	160,864
1,100		Wellman, Inc	11,209

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,316,444

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
COAL MINING - 0.09%
1,100	*	Alpha Natural Resources, Inc	26,268
300		Foundation Coal Holdings, Inc	7,782
100		Penn Virginia Corp	4,467

		TOTAL COAL MINING	38,517

COMMUNICATIONS - 1.96%
2,300		Adtran, Inc	57,017
35	*	Alamosa Holdings, Inc	487
2,200	*	Anixter International, Inc	81,774
5,337	*	Brightpoint, Inc	118,428
8,550	*	Cincinnati Bell, Inc	36,765
800		CT Communications, Inc	10,440
800	*	Centennial Communications Corp	11,104
10,215	*	Charter Communications, Inc (Class A)	12,054
800		Commonwealth Telephone Enterprises, Inc	33,528
1,281	*	Cumulus Media, Inc (Class A)	15,090
3,900	*	Dobson Communications Corp (Class A)	16,614
463	*	Emmis Communications Corp (Class A)	8,181
900		Fairpoint Communications, Inc	14,535
7,500		Gray Television, Inc	90,450
900	*	General Communication, Inc (Class A)	8,883
800		Golden Telecom, Inc	24,544
400		Iowa Telecommunications Services, Inc	7,500
200	*	j2 Global Communications, Inc	6,888
200		Liberty Corp	7,362
500	*	Lin TV Corp (Class A)	6,945
400		North Pittsburgh Systems, Inc	7,824
745	*	Novatel Wireless, Inc	9,290
5,169	*	Premiere Global Services, Inc	58,358
1,600	*	Price Communications Corp	27,680
1	v*	RNC Corporation Wts 12/21/06	—
1,700	*	SBA Communications Corp	22,950
600	*	Syniverse Holdings, Inc	8,400
800	*	Saga Communications, Inc (Class A)	11,200
300		Shenandoah Telecom Co	11,925
1,290	*	Terremark Worldwide, Inc	9,030
1,878	*	Talk America Holdings, Inc	18,799
1,036	*	USA Mobility, Inc	30,417
1,500	*	Ubiquitel, Inc	12,240
1,000		Valor Communications Group, Inc	13,800

		TOTAL COMMUNICATIONS	810,502

DEPOSITORY INSTITUTIONS - 10.11%
331		1st Source Corp	7,593
751	*	ACE Cash Express, Inc	19,196
3,370		Amegy Bancorp, Inc	75,421
492		Alabama National Bancorp	32,162
510		Amcore Financial, Inc	15,239
547		Anchor Bancorp Wisconsin, Inc	16,552
369		Arrow Financial Corp	10,273
2,984		Bank Mutual Corp	33,003

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
490		Bancfirst Corp	42,625
2,800		Bancorpsouth, Inc	66,080
1,800		BankAtlantic Bancorp, Inc (Class A)	34,110
1,086		BankUnited Financial Corp (Class A)	29,365
200		Banner Corp	5,602
2,100		Brookline Bancorp, Inc	34,146
300	*	Capital Crossing Bank	10,230
400		Central Pacific Financial Corp	14,240
1,601		Commercial Capital Bancorp, Inc	26,753
700		Cathay General Bancorp	23,597
587		Chemical Financial Corp	19,436
300		Citizens Banking Corp	9,066
300		City Bank	9,306
3,594		City Holding Co	131,253
300		Columbia Banking System, Inc	7,386
600		Commercial Federal Corp	20,208
2,800		Community Bank System, Inc	68,292
377		Community Trust Bancorp, Inc	12,335
735		Corus Bankshares, Inc	40,785
728		Dime Community Bancshares	11,066
5,829	*	EuroBancshares, Inc	93,555
207	*	Euronet Worldwide, Inc	6,017
4,000		First Niagara Financial Group, Inc	58,320
2,000		FNB Corp	39,300
300		FNB Corp (Virginia)	8,400
5,270	*	Franklin Bank Corp	98,865
4,500		First Bancorp (Puerto Rico)	180,675
251		First Charter Corp	5,514
200		First Citizens Bancshares, Inc (Class A)	28,910
237		First Community Bancorp	11,258
2,272		First Community Bancshares, Inc	73,840
1,900		First Financial Bankshares, Inc	64,296
400		First Financial Corp (Indiana)	11,492
278		First Financial Holdings, Inc	8,315
175		First Indiana Corp	5,192
500		First Merchants Corp	12,425
266		First Midwest Bancorp, Inc	9,355
700		First Republic Bank	24,731
260		First State Bancorp	5,015
2,500	*	FirstFed Financial Corp	149,025
800		Flagstar Bancorp, Inc	15,144
3,150		Flushing Financial Corp	57,960
2,200		Fremont General Corp	53,526
995		Glacier Bancorp, Inc	25,999
367		Great Southern Bancorp, Inc	11,483
3,455		Greater Bay Bancorp	91,108
500		Hancock Holding Co	17,200
684		Hanmi Financial Corp	11,423
100		IberiaBank Corp	6,161
944		Independent Bank Corp (Massachusetts)	26,630
300		Independent Bank Corp (Michigan)	8,532
500		Integra Bank Corp	11,310

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
400		Irwin Financial Corp	8,876
2,278	*	Itla Capital Corp	122,784
800	*	Kearny Financial Corp	9,440
300		Lakeland Financial Corp	12,204
3,032		MAF Bancorp, Inc	129,254
1,100		MB Financial, Inc	43,813
1,989		MBT Financial Corp	38,288
300		Main Street Banks, Inc	7,638
451		MainSource Financial Group, Inc	8,159
500		Mid-State Bancshares	13,885
898		NASB Financial, Inc	39,377
100		NBC Capital Corp	2,434
438		NBT Bancorp, Inc	10,354
700		Nara Bancorp, Inc	10,276
50		Oak Hill Financial, Inc	1,460
15,000	*	Ocwen Financial Corp	101,400
12,400		Oriental Financial Group, Inc	189,224
1,700		Partners Trust Financial Group, Inc	18,156
1,800		PFF Bancorp, Inc	54,522
2,447		Provident Financial Holdings	68,785
400		Provident Financial Services, Inc	7,028
2,478		Pacific Capital Bancorp	91,884
300		Park National Corp	33,150
1,000		Pennfed Financial Services, Inc	16,880
320		Peoples Bancorp, Inc	8,560
200		Prosperity Bancshares, Inc	5,722
1,775		Provident Bankshares Corp	56,640
2,550		R & G Financial Corp (Class B)	45,110
2,014		Republic Bancorp, Inc (Michigan)	30,170
1,110		Republic Bancorp, Inc (Class A) (Kentucky)	24,098
400	*	Signature Bank	9,760
15		Southside Bancshares, Inc	308
100		State Financial Services Corp (Class A)	4,026
1,302	*	SVB Financial Group	62,366
1,500		Santander Bancorp	37,590
340		Simmons First National Corp (Class A)	9,217
2,055		Southwest Bancorp, Inc	42,086
1,200		Sterling Financial Corp (Pennsylvania)	25,572
3,300	*	Sterling Financial Corp (Spokane)	123,420
300		Suffolk Bancorp	9,687
30	*	Sun Bancorp, Inc (New Jersey)	620
1,734		Susquehanna Bancshares, Inc	42,639
1,400		Taylor Capital Group, Inc	54,950
2,735		TierOne Corp	74,201
1,600		Texas Regional Bancshares, Inc (Class A)	48,768
100		Tompkins Trustco, Inc	4,340
300		Trico Bancshares	6,702
2,600		Trustco Bank Corp NY	33,956
1,793		Trustmark Corp	52,463
3,200		UCBH Holdings, Inc	51,968
250		Univest Corp of Pennsylvania	7,490
1,800		Umpqua Holdings Corp	42,372

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
1,536		United Bankshares, Inc	54,697
1,100		United Community Banks, Inc	28,622
500		Unizan Financial Corp	13,395
594		Virginia Financial Group, Inc	20,843
403	*	Western Sierra Bancorp	13,642
117		WSFS Financial Corp	6,401
300		Wesbanco, Inc	9,006
400		West Coast Bancorp	9,764
259		Westamerica Bancorp	13,678

		TOTAL DEPOSITORY INSTITUTIONS	4,180,416

EATING AND DRINKING PLACES - 1.83%
500		Bob Evans Farms, Inc	11,660
5		CBRL Group, Inc	194
4,350	*	CEC Entertainment, Inc	183,092
2,200	*	CKE Restaurants, Inc	30,624
424	*	California Pizza Kitchen, Inc	11,562
1,100		Domino’s Pizza, Inc	24,486
500	*	Dave & Buster’s, Inc	9,220
200		IHOP Corp	8,678
3,100	*	Jack In The Box, Inc	117,552
3,045	*	Krispy Kreme Doughnuts, Inc	21,193
1,000		Landry’s Restaurants, Inc	30,090
662		Lone Star Steakhouse & Saloon, Inc	20,131
3,656	*	O’Charley’s, Inc	64,565
216	*	P.F. Chang’s China Bistro, Inc	12,740
4,256	*	Papa John’s International, Inc	170,112
1,123	*	Ryan’s Restaurant Group, Inc	15,733
447	*	Rare Hospitality International, Inc	13,620
10	*	Sonic Corp	305
500	*	The Steak N Shake Co	9,310

		TOTAL EATING AND DRINKING PLACES	754,867

EDUCATIONAL SERVICES - 0.07%
344		Strayer Education, Inc	29,673

		TOTAL EDUCATIONAL SERVICES	29,673

ELECTRIC, GAS, AND SANITARY SERVICES - 2.92%
300		American States Water Co	8,811
7,693	*	Aquila, Inc	27,772
700		Avista Corp	13,013
1,300		Black Hills Corp	47,905
300		CH Energy Group, Inc	14,589
10,516	*	Calpine Corp	35,754
1,825		Cleco Corp	39,365
1,300		Duquesne Light Holdings, Inc	24,284
505	*	Duratek, Inc	11,706
900	*	El Paso Electric Co	18,405
207		EnergySouth, Inc	5,736
1,500		Idacorp, Inc	45,945
300		Laclede Group, Inc	9,528
3,683		Metal Management, Inc	71,266

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
300		MGE Energy, Inc	10,914
4,500		New Jersey Resources Corp	217,125
3,700		Nicor, Inc	152,329
3,300		Northwest Natural Gas Co	126,192
1,468		Otter Tail Corp	40,120
50		PNM Resources, Inc	1,441
246		Resource America, Inc (Class A)	9,478
100		SJW Corp	4,701
2,500	*	Sierra Pacific Resources	31,125
800		Southwest Gas Corp	20,408
200		UIL Holdings Corp	10,762
6,100		WGL Holdings, Inc	205,204
150	*	Waste Connections, Inc	5,594

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,209,472

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.42%
2,300		Alliance One International, Inc	13,823
1,100	*	AMIS Holdings, Inc	14,674
300	*	ATMI, Inc	8,703
1,500		Acuity Brands, Inc	38,535
3,600	*	Adaptec, Inc	13,968
9,467	*	Aeroflex, Inc	79,523
500	*	American Superconductor Corp	4,575
17,500	*	Arris Group, Inc	152,425
902	*	Artesyn Technologies, Inc	7,847
1	*	Britesmile, Inc	4
400		Bel Fuse, Inc (Class B)	12,224
3,450	*	Benchmark Electronics, Inc	104,949
1,000	*	Ceradyne, Inc	24,070
4,147	*	Comtech Telecommunications	135,317
700		CTS Corp	8,603
1,020	*	Catapult Communications Corp	17,401
600	*	Checkpoint Systems, Inc	10,620
405	*	Cymer, Inc	10,672
267	*	DSP Group, Inc	6,373
2,100	*	Ditech Communications Corp	13,629
800	*	EnerSys	10,904
600	*	Electro Scientific Industries, Inc	10,728
900	*	Energy Conversion Devices, Inc	20,142
100		Franklin Electric Co, Inc	3,865
1,400	*	FuelCell Energy, Inc	14,294
200	*	Greatbatch, Inc	4,780
3,067	*	Genlyte Group, Inc	149,486
1,600	*	GrafTech International Ltd	6,880
3,000	*	Harmonic, Inc	14,490
1,000		Helix Technology Corp	13,280
500	*	Hexcel Corp	8,460
290	*	Hutchinson Technology, Inc	11,168
1,100	*	IXYS Corp	15,598
5,600		Imation Corp	217,224
14,554	*	Integrated Device Technology, Inc	156,456
542		Inter-Tel, Inc	10,087

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
1,593	*	InterVoice, Inc	13,748
1,500	*	Leadis Technology, Inc	12,075
300		LSI Industries, Inc	4,182
212	*	Lifeline Systems, Inc	6,809
300		Lincoln Electric Holdings, Inc	9,945
315	*	Littelfuse, Inc	8,773
5,460	*	Metrologic Instruments, Inc	68,468
12,532	*	MIPS Technologies, Inc	90,230
338	*	Multi-Fineline Electronix, Inc	6,219
882	*	Mercury Computer Systems, Inc	24,140
980		Methode Electronics, Inc	11,633
931	*	Micrel, Inc	10,725
508	*	Microsemi Corp	9,550
20,900	*	Microtune, Inc	104,814
1,500	*	Moog, Inc (Class A)	47,235
500	*	Mykrolis Corp	7,105
3,950	*	ON Semiconductor Corp	18,170
1,200	*	Omnivision Technologies, Inc	16,308
400		Park Electrochemical Corp	10,080
658	*	Photronics, Inc	15,358
800	*	Pixelworks, Inc	6,864
80	v*	Read-Rite Corp	1
400		Regal-Beloit Corp	11,664
50	*	SBS Technologies, Inc	464
4,500	*	Sigmatel, Inc	77,220
1,100	*	Seachange International, Inc	7,722
17,950	*	Silicon Image, Inc	184,167
6,559	*	Skyworks Solutions, Inc	48,340
600	*	Standard Microsystems Corp	14,028
400	*	Supertex, Inc	7,064
4,889	*	Symmetricom, Inc	50,699
9,300	*	Synaptics, Inc	198,648
457	*	Tessera Technologies, Inc	15,268
2,787	*	TTM Technologies, Inc	21,209
800		Technitrol, Inc	11,304
2,704	*	Tekelec	45,427
2,800	*	Terayon Communication Systems, Inc	8,652
1,425	*	Triquint Semiconductor, Inc	4,745
387	*	Universal Electronics, Inc	6,420
2,165	*	Varian Semiconductor Equipment Associates, Inc	80,105
13	*	Vishay Intertechnology, Inc	154
2,100	*	Westell Technologies, Inc	12,558

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,654,067

ENGINEERING AND MANAGEMENT SERVICES - 2.13%
200	*	Advisory Board Co	9,748
1,800	*	Applera Corp (Celera Genomics Group)	19,746
100	*	CRA International, Inc	5,385
1,200	*	CV Therapeutics, Inc	26,904
1,500	*	Decode Genetics, Inc	14,085
12,014	*	DiamondCluster International, Inc	135,758
892	*	Digitas, Inc	10,178

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
2,200	*	Exelixis, Inc	16,346
600	*	Huron Consulting Group, Inc	14,130
2,200	*	Incyte Corp	15,730
11,661	*	Lifecell Corp	184,360
100		Landauer, Inc	5,191
1,807	*	Lexicon Genetics, Inc	8,927
700		MAXIMUS, Inc	24,703
300	*	Maxygen, Inc	2,058
500	*	Myriad Genetics, Inc	7,825
4,300	*	Navigant Consulting, Inc	75,938
700	*	Neurogen Corp	4,774
5,800	*	Per-Se Technologies, Inc	121,916
900	*	Resources Connection, Inc	20,907
361	*	SFBC International, Inc	13,945
1,700	*	Shaw Group, Inc	36,567
500	*	Sourcecorp	9,910
400	*	Transkaryotic Therapies, Inc	14,632
400	*	URS Corp	14,940
1,083	*	Washington Group International, Inc	55,363
400		Watson Wyatt & Co Holdings	10,252

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	880,218

FABRICATED METAL PRODUCTS - 0.84%
300		Ameron International Corp	11,220
2,322	*	Commercial Vehicle Group, Inc	41,216
2,180		Commercial Metals Co	51,928
1,000	*	Griffon Corp	22,200
200		Gulf Island Fabrication, Inc	3,976
1,000	*	Jacuzzi Brands, Inc	10,730
800	*	NCI Building Systems, Inc	26,240
2,111		Silgan Holdings, Inc	118,723
1,100	*	Taser International, Inc	11,044
500		Valmont Industries, Inc	12,900
1,900	*	Water Pik Technologies, Inc	36,195

		TOTAL FABRICATED METAL PRODUCTS	346,372

FOOD AND KINDRED PRODUCTS - 0.72%
1,500		Corn Products International, Inc	35,640
1,200		Flowers Foods, Inc	42,432
600	*	Gold Kist, Inc	12,948
3,900	*	Hercules, Inc	55,185
285		Lancaster Colony Corp	12,232
3,000		Ralcorp Holdings, Inc	123,450
300		Sanderson Farms, Inc	13,632
100		Topps Co, Inc	1,003

		TOTAL FOOD AND KINDRED PRODUCTS	296,522

FOOD STORES - 0.43%
600	*	Great Atlantic & Pacific Tea Co, Inc	17,436
1,238		Ingles Markets, Inc (Class A)	17,047
2,893	*	Pantry, Inc	112,046
400		Ruddick Corp	10,212
500		Weis Markets, Inc	19,395

		TOTAL FOOD STORES	176,136

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
FURNITURE AND FIXTURES - 0.72%
200		Bassett Furniture Industries, Inc	3,772
300		Ethan Allen Interiors, Inc	10,053
4,900		Furniture Brands International, Inc	105,889
469		Hooker Furniture Corp	8,193
554		Kimball International, Inc (Class B)	7,313
700		La-Z-Boy, Inc	10,199
3,500	*	Select Comfort Corp	75,005
3,168		Stanley Furniture Co, Inc	77,806

		TOTAL FURNITURE AND FIXTURES	298,230

FURNITURE AND HOMEFURNISHINGS STORES - 0.49%
392	*	Cost Plus, Inc	9,776
404	*	Guitar Center, Inc	23,581
700		Haverty Furniture Cos, Inc	10,346
1,100	*	Linens ‘n Things, Inc	26,026
910		Movie Gallery, Inc	24,051
8,023	*	Trans World Entertainment Corp	94,912
400		Tuesday Morning Corp	12,608

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	201,300

GENERAL BUILDING CONTRACTORS - 0.64%
300		Brookfield Homes Corp	13,680
300		Levitt Corp (Class A)	8,976
200		M/I Homes, Inc	10,820
800	*	Perini Corp	13,136
5,375		Technical Olympic U.S.A., Inc	130,505
500	*	WCI Communities, Inc	16,015
1,300		Walter Industries, Inc	52,260
200	*	William Lyon Homes, Inc	19,402

		TOTAL GENERAL BUILDING CONTRACTORS	264,794

GENERAL MERCHANDISE STORES - 0.16%
700		Bon-Ton Stores, Inc	13,545
1,600	*	ShopKo Stores, Inc	38,896
669		Stein Mart, Inc	14,718

		TOTAL GENERAL MERCHANDISE STORES	67,159

HEALTH SERVICES - 1.49%
300	*	Amedisys, Inc	11,034
4,681	*	America Service Group, Inc	74,194
310	*	American Healthways, Inc	13,104
342	*	Amsurg Corp	9,470
1,600	*	Apria Healthcare Group, Inc	55,424
2,300	*	Beverly Enterprises, Inc	29,302
1,940	*	Enzon, Inc	12,571
860	*	Genesis HealthCare Corp	39,801
800	*	Gentiva Health Services, Inc	14,288
2,700		Hooper Holmes, Inc	11,205

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
4,764	*	Human Genome Sciences, Inc	55,167
700	*	Kindred Healthcare, Inc	27,727
100		LCA-Vision, Inc	4,846
23	*	LifePoint Hospitals, Inc	1,162
1,111	*	Magellan Health Services, Inc	39,229
2,000	*	Odyssey HealthCare, Inc	28,840
750		Option Care, Inc	10,575
300	*	Psychiatric Solutions, Inc	14,613
1,200	*	Pediatrix Medical Group, Inc	88,248
300	*	RehabCare Group, Inc	8,019
300	*	Sunrise Senior Living, Inc	16,194
1,000	*	United Surgical Partners International, Inc	52,080

		TOTAL HEALTH SERVICES	617,093

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
400		Granite Construction, Inc	11,240

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	11,240

HOLDING AND OTHER INVESTMENT OFFICES - 10.18%
300		Affordable Residential Communities	4,005
2,600		American Home Mortgage Investment Corp	90,896
6,300		Cedar Shopping Centers, Inc	92,925
1,500		Aames Investment Corp	14,580
2,300		Apollo Investment Corp	42,389
300		Arbor Realty Trust, Inc	8,610
1,300		Ashford Hospitality Trust, Inc	14,040
600		Acadia Realty Trust	11,190
800		Alexandria Real Estate Equities, Inc	58,760
1,300		Anthracite Capital, Inc	15,405
4,900		Anworth Mortgage Asset Corp	48,216
1,100		Bimini Mortgage Management, Inc (Class A)	15,510
800		BioMed Realty Trust, Inc	19,080
400		Bedford Property Investors	9,208
700		Brandywine Realty Trust	21,455
100		Capital Southwest Corp	8,967
200		Capital Trust, Inc	6,682
500		CRT Properties, Inc	13,650
1,037		Capital Automotive REIT	39,582
100		Cherokee, Inc	3,462
400		Colonial Properties Trust	17,600
1,871		Commercial Net Lease Realty, Inc	38,299
4,500		Corporate Office Properties Trust	132,525
1,300		Cousins Properties, Inc	38,454
500		Digital Realty Trust, Inc	8,690
2,000		ECC Capital Corp	13,320
800		Education Realty Trust, Inc	14,640
100	*	Enstar Group, Inc	6,778
800		Equity Lifestyle Properties, Inc	31,808
200		Eastgroup Properties, Inc	8,422
500		Entertainment Properties Trust	23,000
1,400		Equity One, Inc	31,780
9,600		Fieldstone Investment Corp	138,240

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
700	*	FelCor Lodging Trust, Inc	10,136
1,000		First Industrial Realty Trust, Inc	39,900
200		Gables Residential Trust	8,646
300		Getty Realty Corp	8,310
300		Gladstone Capital Corp	7,020
400		Glimcher Realty Trust	11,100
600		Harris & Harris Group, Inc	7,146
700		Highland Hospitality Corp	7,315
1,200		HomeBanc Corp	10,908
200		Heritage Property Investment Trust	7,004
900		Highwoods Properties, Inc	26,784
1,152		Home Properties, Inc	49,559
2,850		IMPAC Mortgage Holdings, Inc	53,153
3,800		iShares Russell 2000 Index Fund	242,060
24,028		iShares S&P SmallCap 600 Index Fund	1,322,021
700		Innkeepers U.S.A. Trust	10,458
1,226		Investors Real Estate Trust	11,843
4,100		LTC Properties, Inc	84,870
6,140		Luminent Mortgage Capital, Inc	66,251
1,100		LaSalle Hotel Properties	36,091
700		Lexington Corporate Properties Trust	17,017
300		Maguire Properties, Inc	8,502
7,300		MFA Mortgage Investments, Inc	54,385
700		Mid-America Apartment Communities, Inc	31,794
2,120		New Century Financial Corp	109,074
4,300		National Health Investors, Inc	120,701
500		Nationwide Health Properties, Inc	11,805
1,200		Newcastle Investment Corp	36,180
200		Novastar Financial, Inc	7,830
1,400		Omega Healthcare Investors, Inc	18,004
200		PS Business Parks, Inc	8,890
600		Parkway Properties, Inc	30,006
900		Pennsylvania Real Estate Investment Trust	42,750
1,300		Prentiss Properties Trust	47,372
300		RAIT Investment Trust	8,985
200		Ramco-Gershenson Properties	5,856
882		Redwood Trust, Inc	45,511
11,100		Saxon Capital, Inc	189,477
2,900		Spirit Finance Corp	34,075
800		Strategic Hotel Capital, Inc	14,400
700		Sunstone Hotel Investors, Inc	16,982
200		Saul Centers, Inc	7,270
1,400		Senior Housing Properties Trust	26,474
700		Sovran Self Storage, Inc	31,822
300		Sun Communities, Inc	11,157
1,800		Trustreet Properties, Inc	29,898
200		Tanger Factory Outlet Centers, Inc	5,386
1,100		Taubman Centers, Inc	37,499
400		U-Store-It Trust	7,620
200		Universal Health Realty Income Trust	7,622
400		Urstadt Biddle Properties, Inc (Class A)	6,928
300		Washington Real Estate Investment Trust	9,360
9,500		Winston Hotels, Inc	106,970

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,210,345

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
HOTELS AND OTHER LODGING PLACES - 0.62%
790		Ameristar Casinos, Inc	20,611
500	*	Aztar Corp	17,125
1,700	*	Bluegreen Corp	29,597
411	*	Great Wolf Resorts, Inc	8,401
6,900	*	La Quinta Corp	64,377
9,414	*	MTR Gaming Group, Inc	109,579
300	*	Vail Resorts, Inc	8,430

		TOTAL HOTELS AND OTHER LODGING PLACES	258,120

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.73%
700	*	Actuant Corp	33,558
1,100	*	Advanced Digital Information Corp	8,360
3,300		Albany International Corp (Class A)	105,963
5,040	*	Axcelis Technologies, Inc	34,574
1,600	*	Brooks Automation, Inc	23,760
785		Bucyrus International, Inc (Class A)	29,814
301		Black Box Corp	10,655
1,100	*	Blount International, Inc	18,359
10,200	*	Brocade Communications Systems, Inc	39,576
600		Cascade Corp	25,950
800		Curtiss-Wright Corp	43,160
20,699	*	Dot Hill Systems Corp	108,463
9,300	*	Emulex Corp	169,818
6,890	*	EnPro Industries, Inc	198,914
1,500		Engineered Support Systems, Inc	53,745
800	*	Entegris, Inc	7,920
12,900	*	Extreme Networks, Inc	52,890
2,000	*	Flowserve Corp	60,520
2,300	*	Gardner Denver, Inc	80,684
7,300	*	Gateway, Inc	24,090
200	*	General Binding Corp	4,384
955	*	Global Imaging Systems, Inc	30,426
700	*	Hydril	38,045
30		Joy Global, Inc	1,008
715	*	Komag, Inc	20,285
700		Kaydon Corp	19,495
4,600		Kennametal, Inc	210,910
1,700		Lennox International, Inc	35,989
168		Lufkin Industries, Inc	6,045
300		Manitowoc Co, Inc	12,306
300	*	Micros Systems, Inc	13,425
500		Modine Manufacturing Co	16,280
1,250	*	Netgear, Inc	23,250
200		Nacco Industries, Inc (Class A)	21,444
2,162		Nordson Corp	74,113
1,500	*	Oil States International, Inc	37,755
1,533	*	PalmOne, Inc	45,637
1,900	*	Paxar Corp	33,725

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
300	*	ProQuest Co	9,837
300	*	Scansource, Inc	12,882
33	*	Silicon Graphics, Inc	23
4,000		Stewart & Stevenson Services, Inc	90,640
1,100	b*	Surebeam Corp (Class A)	6
341		Tecumseh Products Co (Class A)	9,357
200		Thomas Industries, Inc	7,992
600	*	UNOVA, Inc	15,978
200		Watsco, Inc	8,520
115		Woodward Governor Co	9,663
400		York International Corp	15,200

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,955,393

INSTRUMENTS AND RELATED PRODUCTS - 7.78%
400	*	ADE Corp	11,220
24	*	Advanced Medical Optics, Inc	954
800	*	Advanced Neuromodulation Systems, Inc	31,744
5,641	*	Align Technology, Inc	41,574
43	*	American Medical Systems Holdings, Inc	888
433		Analogic Corp	21,789
828		Arrow International, Inc	26,413
161	*	Arthrocare Corp	5,625
300	*	Aspect Medical Systems, Inc	8,922
440		BEI Technologies, Inc	11,739
700	*	Bio-Rad Laboratories, Inc (Class A)	41,447
400	*	Biosite, Inc	21,996
1,406	*	Candela Corp	14,693
35	*	Cardiodynamics International Corp	56
900	*	Cepheid, Inc	6,606
1,872	*	Coherent, Inc	67,411
440		Cohu, Inc	8,822
4,285	*	Conmed Corp	131,849
200	*	Cuno, Inc	14,288
200	*	Cyberonics, Inc	8,678
6,700	*	DJ Orthopedics, Inc	183,781
300		DRS Technologies, Inc	15,384
551		Datascope Corp	18,376
2,653	*	Dionex Corp	115,697
600		EDO Corp	17,946
1,480	*	Encore Medical Corp	8,214
400	*	ESCO Technologies, Inc	40,320
900	*	Esterline Technologies Corp	36,072
389	*	Excel Technology, Inc	9,453
491	*	FEI Co	11,200
2,225	*	Hologic, Inc	88,444
600	*	I-Flow Corp	9,984
491	*	ICU Medical, Inc	15,795
1,200	*	Intuitive Surgical, Inc	55,968
500	*	II-VI, Inc	9,195
900	*	Integra LifeSciences Holding	26,280
700	*	Intermagnetics General Corp	21,532
1,100		Invacare Corp	48,796

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
200	*	Itron, Inc	8,936
800		Keithley Instruments, Inc	12,328
599	*	Kyphon, Inc	20,839
253	*	Laserscope	10,484
900	*	LTX Corp	4,464
11,238	*	LeCroy Corp	154,523
30	*	Medical Action Industries, Inc	536
1,917	*	MKS Instruments, Inc	32,378
3,758		MTS Systems Corp	126,194
3,900		Mentor Corp	161,772
769	*	Merit Medical Systems, Inc	11,850
1,000		Mine Safety Appliances Co	46,200
920	*	Molecular Devices Corp	19,900
1,118	*	Wright Medical Group, Inc	29,851
2,266	*	Nanogen, Inc	8,701
5,700	*	Rofin-Sinar Technologies, Inc	186,960
300	*	Symmetry Medical, Inc	7,062
300	*	SonoSite, Inc	9,312
4,800		Steris Corp	123,696
4,300	*	Sybron Dental Specialties, Inc	161,766
1,557	*	Techne Corp	71,482
4,300	*	Teledyne Technologies, Inc	140,094
5,300	*	Thoratec Corp	81,302
1,100	*	TriPath Imaging, Inc	9,416
34	*	Trimble Navigation Ltd	1,325
5,000		United Industrial Corp	178,700
5,088	*	Varian, Inc	192,276
726	*	Ventana Medical Systems, Inc	29,207
1,400	*	Viasys Healthcare, Inc	31,626
2,067		Vital Signs, Inc	89,542
1,500		X-Rite, Inc	17,265
422		Young Innovations, Inc	15,753
500	*	Zoll Medical Corp	12,725

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,217,616

INSURANCE AGENTS, BROKERS AND SERVICE - 0.09%
1,200		Clark, Inc	17,196
100	*	LabOne, Inc	3,981
400		National Financial Partners Corp	15,656

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	36,833

INSURANCE CARRIERS - 2.80%
3,454		Affirmative Insurance Holdings, Inc	54,746
742	*	American Physicians Capital, Inc	27,565
1,480	*	Centene Corp	49,698
2,090	*	Danielson Holdings Corp	25,435
10,695		Direct General Corp	199,034
400		Delphi Financial Group, Inc (Class A)	17,660
300		Great American Financial Resources, Inc	5,943
400		Harleysville Group, Inc	8,356
700		Horace Mann Educators Corp	13,174
518		Infinity Property & Casualty Corp	18,068

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
100		Kansas City Life Insurance Co	4,805
900		Landamerica Financial Group, Inc	53,433
1,700	*	Molina Healthcare, Inc	75,242
193		Midland Co	6,792
100	*	National Western Life Insurance Co (Class A)	19,389
2,400	*	Navigators Group, Inc	82,968
2,287		Ohio Casualty Corp	55,300
34	*	Philadelphia Consolidated Holding Corp	2,882
1,044		Presidential Life Corp	17,863
300	*	ProAssurance Corp	12,528
2,153		Safety Insurance Group, Inc	72,685
200		Selective Insurance Group, Inc	9,910
600		State Auto Financial Corp	18,624
800		Stewart Information Services Corp	33,600
600		Tower Group, Inc	9,378
6,200		UICI	184,574
300		United Fire & Casualty Co	13,326
1,100	*	WellCare Health Plans, Inc	39,061
400		Zenith National Insurance Corp	27,144

		TOTAL INSURANCE CARRIERS	1,159,183

JUSTICE, PUBLIC ORDER AND SAFETY - 0.14%
1,000	*	Corrections Corp of America	39,250
800	*	Geo Group, Inc	20,040

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	59,290

LEATHER AND LEATHER PRODUCTS - 0.24%
400		Brown Shoe Co, Inc	15,660
800	*	Genesco, Inc	29,672
315		Weyco Group, Inc	6,207
2,050		Wolverine World Wide, Inc	49,221

		TOTAL LEATHER AND LEATHER PRODUCTS	100,760

LEGAL SERVICES - 0.02%
400	*	FTI Consulting, Inc	8,360

		TOTAL LEGAL SERVICES	8,360

LUMBER AND WOOD PRODUCTS - 0.13%
2,400	*	Champion Enterprises, Inc	23,856
400		Deltic Timber Corp	15,212
400		Universal Forest Products, Inc	16,580

		TOTAL LUMBER AND WOOD PRODUCTS	55,648

METAL MINING - 0.24%
9,800	*	Coeur D’alene Mines Corp	35,574
800		Cleveland-Cliffs, Inc	46,208
2,000	*	Hecla Mining Co	9,120
400		Royal Gold, Inc	8,048

		TOTAL METAL MINING	98,950

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
4,600		Blyth, Inc	129,030

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
978	*	Jakks Pacific, Inc	18,787
500	*	K2, Inc	6,340
2,600		Marine Products Corp	37,830
329	*	RC2 Corp	12,361
400	*	Steinway Musical Instruments, Inc	11,744
1,700		Yankee Candle Co, Inc	54,570

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	270,662

MISCELLANEOUS RETAIL - 0.96%
100	*	1-800-Flowers.com, Inc (Class A)	704
700		Big 5 Sporting Goods Corp	19,866
1,900	*	Build-A-Bear Workshop, Inc	44,555
300		Blair Corp	11,850
5,800		Cash America International, Inc	116,696
1,520	*	NeighborCare, Inc	50,419
898	*	Priceline.com, Inc	20,950
200	*	Sports Authority, Inc	6,360
2,450	*	Systemax, Inc	16,464
500		World Fuel Services Corp	11,705
3,120	*	Zale Corp	98,873

		TOTAL MISCELLANEOUS RETAIL	398,442

MOTION PICTURES - 0.06%
300		Carmike Cinemas, Inc	9,204
635	*	Macrovision Corp	14,313

		TOTAL MOTION PICTURES	23,517

NONDEPOSITORY INSTITUTIONS - 1.49%
300	*	Accredited Home Lenders Holding Co	13,200
3,000		Advance America Cash Advance Centers, Inc	48,000
413		Asta Funding, Inc	11,473
1,796		Advanta Corp (Class A)	46,193
6,868		Beverly Hills Bancorp, Inc	75,205
862	*	Collegiate Funding Services LLC	12,568
1,800		CharterMac	39,528
594	*	CompuCredit Corp	20,362
1,050	*	Credit Acceptance Corp	15,635
200	*	DVI, Inc	1
3,000		Doral Financial Corp	49,620
6,002	*	Encore Capital Group, Inc	102,034
6,207	*	First Cash Financial Services, Inc	132,644
300		Federal Agricultural Mortgage Corp (Class C)	6,615
700		MCG Capital Corp	11,956
700		NGP Capital Resources Co	10,451
625	*	World Acceptance Corp	18,781

		TOTAL NONDEPOSITORY INSTITUTIONS	614,266

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
500		Amcol International Corp	9,395
300		Compass Minerals International, Inc	7,020

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	16,415

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
OIL AND GAS EXTRACTION - 3.55%
200	v*	PetroCorp (Escrow)	—
200	*	Bill Barrett Corp	5,916
3,200		Berry Petroleum Co (Class A)	169,216
5,000	*	Cheniere Energy, Inc	155,500
1,850		Cabot Oil & Gas Corp (Class A)	64,195
3,956	*	Cal Dive International, Inc	207,176
4,400	*	Callon Petroleum Co	65,032
2,762	*	Cimarex Energy Co	107,469
400	*	Comstock Resources, Inc	10,116
500	*	Edge Petroleum Corp	7,810
100	*	Encore Acquisition Co	4,100
745	*	FX Energy, Inc	8,217
7,694	*	Global Industries Ltd	65,399
3,400	*	Harvest Natural Resources, Inc	37,162
1,000	*	Houston Exploration Co	53,050
600	*	KCS Energy, Inc	10,422
500	*	McMoRan Exploration Co	9,755
3,170	*	Meridian Resource Corp	15,153
500	*	Oceaneering International, Inc	19,325
853	*	Petroleum Development Corp	27,168
2,000	*	Parker Drilling Co	14,020
7,100		RPC, Inc	120,132
300	*	Remington Oil & Gas Corp	10,710
2,200	*	Seacor Smit, Inc	141,460
300	*	Spinnaker Exploration Co	10,647
500	*	Stone Energy Corp	24,450
700	*	Superior Energy Services, Inc	12,460
400	*	Swift Energy Co	14,328
300	*	Todco	7,701
1,300	*	Transmontaigne, Inc	13,650
800	*	Veritas DGC, Inc	22,192
500		W&T Offshore, Inc	12,035
400	*	W-H Energy Services, Inc	9,972
300	*	Whiting Petroleum Corp	10,893

		TOTAL OIL AND GAS EXTRACTION	1,466,831

PAPER AND ALLIED PRODUCTS - 0.50%
1,900		Bowater, Inc	61,503
1,000	*	Buckeye Technologies, Inc	7,970
600		Glatfelter	7,440
500		Greif, Inc (Class A)	30,550
1,300		Longview Fibre Co	26,715
500		Neenah Paper, Inc	15,485
700	*	Playtex Products, Inc	7,532
600		Potlatch Corp	31,398
300		Schweitzer-Mauduit International, Inc	9,339
600		Wausau-Mosinee Paper Corp	7,188

		TOTAL PAPER AND ALLIED PRODUCTS	205,120

PERSONAL SERVICES - 0.57%
550	*	Coinstar, Inc	12,480

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
164		G & K Services, Inc (Class A)	6,188
8,500		Jackson Hewitt Tax Service, Inc	200,940
400		Unifirst Corp	16,216

		TOTAL PERSONAL SERVICES	235,824

PETROLEUM AND COAL PRODUCTS - 0.79%
200		ElkCorp	5,710
5,200		Frontier Oil Corp	152,620
400	*	Headwaters, Inc	13,752
800		Holly Corp	37,336
2,500		Tesoro Corp	116,300

		TOTAL PETROLEUM AND COAL PRODUCTS	325,718

PRIMARY METAL INDUSTRIES - 2.72%
16,500	*	AK Steel Holding Corp	105,765
700	*	Aleris International, Inc	15,785
1,700		Belden CDT, Inc	36,040
700	*	Brush Engineered Materials, Inc	9,982
900		Carpenter Technology Corp	46,620
700	*	Century Aluminum Co	14,280
6,100	*	CommScope, Inc	106,201
834		Gibraltar Industries, Inc	15,462
1,000	*	General Cable Corp	14,830
4,000	*	Lone Star Technologies, Inc	182,000
1,200		Matthews International Corp (Class A)	46,752
1,300	*	Maverick Tube Corp	38,740
700		Mueller Industries, Inc	18,970
800	*	NS Group, Inc	26,008
800	*	Oregon Steel Mills, Inc	13,768
1,700		Quanex Corp	90,117
6,400	*	RTI International Metals, Inc	201,024
1,000		Steel Technologies, Inc	16,900
400		Schnitzer Steel Industries, Inc (Class A)	9,480
1,302		Steel Dynamics, Inc	34,178
200	*	Titanium Metals Corp	11,358
900		Texas Industries, Inc	50,607
700		Tredegar Corp	10,920
700	*	Wheeling-Pittsburgh Corp	10,766

		TOTAL PRIMARY METAL INDUSTRIES	1,126,553

PRINTING AND PUBLISHING - 1.32%
1,000		Banta Corp	45,360
203		CSS Industries, Inc	6,870
2,100	*	Consolidated Graphics, Inc	85,617
175		Courier Corp	6,722
700		Ennis, Inc	12,684
3,800		Harland (John H.) Co	144,400
1,100		Hollinger International, Inc	11,011
1,300		Journal Communications, Inc	21,840
2,400	*	Journal Register Co	42,024
4,900	*	Primedia, Inc	19,845
2,400		Reader’s Digest Association, Inc (Class A)	39,600

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
1,000	*	Scholastic Corp	38,550
1,900	*	Valassis Communications, Inc	70,395

		TOTAL PRINTING AND PUBLISHING	544,918

RAILROAD TRANSPORTATION - 0.13%
400		Florida East Coast Industries	17,320
400	*	Genesee & Wyoming, Inc (Class A)	10,884
1,300	*	Kansas City Southern Industries, Inc	26,234

		TOTAL RAILROAD TRANSPORTATION	54,438

REAL ESTATE - 1.16%
12,800	*	Alderwoods Group, Inc	183,936
100		Consolidated-Tomoka Land Co	8,600
4,200	*	Jones Lang LaSalle, Inc	185,766
4,561		Stewart Enterprises, Inc (Class A)	29,829
2,900	*	Trammell Crow Co	70,296

		TOTAL REAL ESTATE	478,427

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.74%
600		Cooper Tire & Rubber Co	11,142
400	*	Deckers Outdoor Corp	9,840
12,700	*	Goodyear Tire & Rubber Co	189,230
600		Schulman (A.), Inc	10,734
1,200	*	Skechers U.S.A., Inc (Class A)	17,112
400		Spartech Corp	7,120
1,000		Tupperware Corp	23,370
1,400		West Pharmaceutical Services, Inc	39,270

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	307,818

SECURITY AND COMMODITY BROKERS - 0.26%
100		BKF Capital Group, Inc	3,791
500		Calamos Asset Management, Inc (Class A)	13,620
1,800	*	Investment Technology Group, Inc	37,836
1,500	*	Knight Capital Group, Inc	11,430
828	*	MarketAxess Holdings, Inc	9,356
600		optionsXpress Holdings, Inc	9,120
300	*	Piper Jaffray Cos	9,129
500	*	Stifel Financial Corp	12,080
9		Value Line, Inc	353

		TOTAL SECURITY AND COMMODITY BROKERS	106,715

SOCIAL SERVICES - 0.05%
300	*	Bright Horizons Family Solutions, Inc	12,216
700	*	Res-Care, Inc	9,492

		TOTAL SOCIAL SERVICES	21,708

SPECIAL TRADE CONTRACTORS - 0.40%
500		Chemed Corp	20,440
2,900	*	Comfort Systems U.S.A., Inc	19,082
5,500	*	Dycom Industries, Inc	108,955
300	*	EMCOR Group, Inc	14,670
50	*	Layne Christensen Co	993

		TOTAL SPECIAL TRADE CONTRACTORS	164,140

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.15%
600		Apogee Enterprises, Inc	9,222
100		CARBO Ceramics, Inc	7,896
400	*	Cabot Microelectronics Corp	11,596
200		Eagle Materials, Inc	18,518
400	*	USG Corp	17,000

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	64,232

TEXTILE MILL PRODUCTS - 0.03%
300		Oxford Industries, Inc	12,915

		TOTAL TEXTILE MILL PRODUCTS	12,915

TOBACCO PRODUCTS - 0.02%
200		Universal Corp (Virginia)	8,756

		TOTAL TOBACCO PRODUCTS	8,756

TRANSPORTATION BY AIR - 0.44%
700	*	Alaska Air Group, Inc	20,825
2,100	*	Continental Airlines, Inc (Class B)	27,888
3,818	*	Delta Air Lines, Inc	14,356
1,000	*	EGL, Inc	20,320
1,600	*	ExpressJet Holdings, Inc	13,616
3,074	*	Mesa Air Group, Inc	20,627
2,500	*	Northwest Airlines Corp	11,400
700	*	Offshore Logistics, Inc	22,988
1,930	*	Pinnacle Airlines Corp	16,579
772		Skywest, Inc	14,035

		TOTAL TRANSPORTATION BY AIR	182,634

TRANSPORTATION EQUIPMENT - 1.71%
700	*	AAR Corp	10,997
1,133	*	Aftermarket Technology Corp	19,748
5,286		Arctic Cat, Inc	108,522
1,300	*	Armor Holdings, Inc	51,493
1,800		ArvinMeritor, Inc	32,022
700		Clarcor, Inc	20,475
1,900	*	GenCorp, Inc	36,594
700	*	Group 1 Automotive, Inc	16,828
400		Heico Corp	9,364
199		Kaman Corp (Class A)	3,590
500		Monaco Coach Corp	8,595
1,600	*	Orbital Sciences Corp	15,840
500		Superior Industries International, Inc	11,850
500	*	Tenneco Automotive, Inc	8,320
3,900		Thor Industries, Inc	122,577
2,000	*	Triumph Group, Inc	69,520
4,900		Wabash National Corp	118,727
400		Westinghouse Air Brake Technologies Corp	8,592
1,000		Winnebago Industries, Inc	32,750

		TOTAL TRANSPORTATION EQUIPMENT	706,404

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
TRANSPORTATION SERVICES - 0.64%
338		Ambassadors Group, Inc	12,570
4,500		GATX Corp	155,250
604	*	HUB Group, Inc	15,130
1,000	*	Navigant International, Inc	14,690
2,800	*	Pacer International, Inc	61,012
680	*	Pegasus Solutions, Inc	7,582

		TOTAL TRANSPORTATION SERVICES	266,234

TRUCKING AND WAREHOUSING - 1.15%
4,498		Arkansas Best Corp	143,081
1,350		Forward Air Corp	38,165
1,100		Heartland Express, Inc	21,373
200	*	Old Dominion Freight Line	5,366
734		Overnite Corp	31,547
955	*	SCS Transportation, Inc	16,999
861	*	U.S. Xpress Enterprises, Inc (Class A)	10,255
11,717	*	Universal Truckload Services, Inc	197,900
600		Werner Enterprises, Inc	11,784

		TOTAL TRUCKING AND WAREHOUSING	476,470

WATER TRANSPORTATION - 0.02%
200	*	Kirby Corp	9,020

		TOTAL WATER TRANSPORTATION	9,020

WHOLESALE TRADE-DURABLE GOODS - 1.34%
10,007		Agilysys, Inc	157,110
1,000		Applied Industrial Technologies, Inc	32,290
200	*	Aviall, Inc	6,318
500	*	Beacon Roofing Supply, Inc	13,150
400		BlueLinx Holdings, Inc	4,232
600		Building Materials Holding Corp	41,574
7,392	*	Digi International, Inc	87,669
100	*	Drew Industries, Inc	4,540
700	*	Imagistics International, Inc	19,600
1,070	*	Insight Enterprises, Inc	21,593
300	*	Keystone Automotive Industries, Inc	7,419
867	*	Navarre Corp	6,932
300		Owens & Minor, Inc	9,705
400	*	PSS World Medical, Inc	4,980
700		Reliance Steel & Aluminum Co	25,949
500		Ryerson Tull, Inc	7,135
196	*	Strattec Security Corp	10,674
2,600	*	Sycamore Networks, Inc	8,970
800	*	TBC Corp	21,704
4,200	*	Visteon Corp	25,326
1,200	*	WESCO International, Inc	37,656

		TOTAL WHOLESALE TRADE-DURABLE GOODS	554,526

WHOLESALE TRADE-NONDURABLE GOODS - 0.83%
500		Handleman Co	8,255

TIAA-CREF Life Funds - Small-Cap Equity Fund

SHARES			VALUE
2,497		K-Swiss, Inc (Class A)	80,753
758	*	Metals USA, Inc	14,417
300	*	Men’s Wearhouse, Inc	10,329
800		Myers Industries, Inc	10,000
300		Nash Finch Co	11,022
500		Nu Skin Enterprises, Inc (Class A)	11,650
355	*	Perry Ellis International, Inc	8,304
1,100	*	Source Interlink Cos, Inc	13,607
100	*	School Specialty, Inc	4,650
1,400	*	Smart & Final, Inc	17,150
1,300		Stride Rite Corp	17,927
300	*	Tractor Supply Co	14,730
500	*	United Natural Foods, Inc	15,185
2,130	*	United Stationers, Inc	104,583

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	342,562

		TOTAL COMMON STOCKS (Cost $38,909,308)	41,339,663

		TOTAL PORTFOLIO - 99.94% (Cost $38,909,308)	41,339,663
		OTHER ASSETS & LIABILITIES, NET - 0.06%	24,011

		NET ASSETS - 100.00%	$41,363,674

*	Non-income producing

b	In bankruptcy.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Real Estate Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE REAL ESTATE FUND

June 30, 2005

SHARES			VALUE
PREFERRED STOCKS - 0.55%
HOLDING AND OTHER INVESTMENT OFFICES - 0.55%
15,000	*	New Century Financial Corp	$379,500

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	379,500

		TOTAL PREFERRED STOCKS (Cost $375,000)	$379,500

COMMON STOCKS - 98.37%
HOLDING AND OTHER INVESTMENT OFFICES - 85.15%
6,000		Aames Investment Corp	58,320
53,009		Affordable Residential Communities	707,670
1,300		Alexandria Real Estate Equities, Inc	95,485
12,300		AMB Property Corp	534,189
29,000		American Financial Realty Trust	446,020
11,200		American Land Lease, Inc	245,392
48,000		Archstone-Smith Trust	1,853,760
43,000		Ashford Hospitality Trust, Inc	464,400
10,500		AvalonBay Communities, Inc	848,400
93,080		Bimini Mortgage Management, Inc (Class A)	1,312,428
67,205		BioMed Realty Trust, Inc	1,602,839
22,500		BNP Residential Properties, Inc	360,000
21,800		Boston Properties, Inc	1,526,000
9,700		BRE Properties, Inc (Class A)	405,945
18,500		Capital Lease Funding, Inc	200,725
13,000		Catellus Development Corp	426,400
25,000	v*	CBRE Realty Finance, Inc	375,000
28,107		Cedar Shopping Centers, Inc	414,578
15,000		Centerpoint Properties Trust	634,500
50,000	*	Columbia Equity Trust Inc	767,500
4,377		Corporate Office Properties Trust	128,903
15,000	v*	Crystal River Capital, Inc	375,000
25,000	v*	Deerfield Triarc Capital	392,250
105,000	*	Deerfield Triarc Capital Corp	1,647,450
26,200		Developers Diversified Realty Corp	1,204,152
195,246		Diamondrock Hospitality Co	2,206,280
25,000	v*	Diamondrock Hospitality Co	250,000
30,000		Duke Realty Corp	949,800
24,391		Eagle Hospitality Properties Trust, Inc	222,202
181,000		ECC Capital Corp	1,205,460
6,500		Equity One, Inc	147,550
38,434		Equity Residential	1,415,140
7,000		Essex Property Trust, Inc	581,420
83,059		Extra Space Storage, Inc	1,190,235
3,400		Federal Realty Investment Trust	200,600
56,000		Feldman Mall Properties, Inc	781,200
32,103		General Growth Properties, Inc	1,319,112
3,500		Global Signal, Inc	131,775
50,000	v	Gramercy Capital	1,223,000
20,000	v*	GSC Capital Corp	500,000

TIAA-CREF Life Funds - Real Estate Fund

SHARES			VALUE
68,898		Hersha Hospitality Trust	657,287
11,100		Home Properties, Inc	477,522
73,000		HomeBanc Corp	663,570
70,000		Host Marriott Corp	1,225,000
24,000		Innkeepers U.S.A. Trust	358,560
14,000		iStar Financial, Inc	582,260
25,000	v*	JER Investors Trust, Inc	375,000
14,000		Kimco Realty Corp	824,740
12,500	v*	KKR Financial Corp	312,500
111,000	*	KKR Financial Corp	2,775,000
17,000		LaSalle Hotel Properties	557,770
4,000		Liberty Property Trust	177,240
16,300		Macerich Co	1,092,915
9,300		Mack-Cali Realty Corp	421,290
16,800		Mills Corp	1,021,272
114,000		Monmouth REIT (Class A)	951,900
32,000		MortgageIT Holdings, Inc	584,000
22,000		Newcastle Investment Corp	663,300
3,500		NorthStar Realty Finance Corp	36,715
33,000		Novastar Financial, Inc	1,291,950
30,000	v*	Origen Financial Co	300,000
16,997		Origen Financial, Inc	125,778
10,500		Pan Pacific Retail Properties, Inc	696,990
30,000	v*	People’s Choice Financial	300,000
50,000		Prologis	2,012,000
24,000		Public Storage, Inc	1,518,000
13,500		Ramco-Gershenson Properties	395,280
36,000		Reckson Associates Realty Corp	1,207,800
7,990		Regency Centers Corp	457,028
25,000		Simon Property Group, Inc	1,812,250
61,560		Sizeler Property Investors	812,592
1,451		SL Green Realty Corp	93,590
25,000	v*	Spirit Financial Corp	293,750
28,000		Sunset Financial Resources, Inc	265,160
54,438		Sunstone Hotel Investors, Inc	1,320,666
29,700		United Dominion Realty Trust, Inc	714,285
5,200		Ventas, Inc	157,040
24,053		Vornado Realty Trust	1,933,861

			58,816,941

HOTELS AND OTHER LODGING PLACES - 11.40%
16,500	*	Fairmont Hotels & Resorts	574,695
40,000	*	Great Wolf Resorts, Inc	817,600
46,000		Hilton Hotels Corp	1,097,100
19,827	*	Interstate Hotels & Resorts, Inc	97,351
351,432	*	Jameson Inns, Inc	811,808
22,476	*	La Quinta Corp	209,701
90,000	*	Lodgian, Inc	924,300
57,000		Starwood Hotels & Resorts Worldwide, Inc	3,338,490

		TOTAL HOTELS AND OTHER LODGING PLACES	7,871,045

TIAA-CREF Life Funds - Real Estate Fund

SHARES			VALUE
REAL ESTATE - 1.82%
40,000	v	Asset Capital Corp	340,000
25,000	*	Brookfield Properties Corp	720,000
16,000		Thomas Properties Group, Inc	200,160

		TOTAL REAL ESTATE	1,260,160

		TOTAL COMMON STOCKS (Cost $62,548,258)	67,948,146

		TOTAL PORTFOLIO - 98.92% (Cost $62,923,258)	68,327,646
		OTHER ASSETS & LIABILITIES, NET - 1.08%	748,557

		NET ASSETS - 100.00%	$69,076,203

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Bond Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE BOND FUND

June 30, 2005

PRINCIPAL			RATE	MATURITY DATE	RATING +	VALUE
BONDS - 98.41%
CORPORATE BONDS - 30.28%
ASSET BACKED - 3.79%
$400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	$412,264
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	995,161
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	496,124
250,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	251,876
11,759	v	Option One Mortgage Securities Corp NIM Trust Series 2004-1A (Class Note)	3.504	04/26/09	Aaa	11,765
230,111		Wells Fargo Home Equity Trust Series 2004-2N (Class N1)	4.450	10/26/34	NR	229,736

		TOTAL ASSET BACKED				2,396,926

CHEMICALS AND ALLIED PRODUCTS - 0.16%
100,000		Procter & Gamble Co Note	4.950	08/15/14	Aa3	103,760

		TOTAL CHEMICALS AND ALLIED PRODUCTS				103,760

COMMUNICATIONS - 1.61%
100,000		BellSouth Corp Note	6.875	10/15/31	A2	117,642
100,000		British Telecommunications plc Bond	8.875	12/15/30	Baa1	141,401
100,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa2	117,958
100,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	A3	136,017
100,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	140,225
100,000		SBC Communications, Inc Bond	6.450	06/15/34	A2	112,638
100,000		Sprint Capital Corp (Guarantee Note)	8.750	03/15/32	Baa3	139,345
100,000		Vodafone Group plc Note	6.250	11/30/32	A2	114,186

		TOTAL COMMUNICATIONS				1,019,412

DEPOSITORY INSTITUTIONS - 13.60%
100,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	101,521
100,000		Bank One Corp (Sub Note)	5.900	11/15/11	A1	107,427
212,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	216,957
100,000		Citigroup, Inc Note	5.850	12/11/34	Aa1	110,775
250,000		M&I Marshall & Ilsley Bank Note	4.400	03/15/10	Aa3e	250,803
3,741,535		TRAINS (Secured Note)	5.940	01/25/07	A3	3,804,692
3,420,000		TRAINS (Secured Note)	6.962	01/15/12	A3	3,798,799
100,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	104,299
100,000		Wells Fargo & Co (Sub Note)	4.950	10/16/13	Aa2	102,915

		TOTAL DEPOSITORY INSTITUTIONS				8,598,188

ELECTRIC, GAS, AND SANITARY SERVICES - 0.83%
100,000		FirstEnergy Corp Note	6.450	11/15/11	Baa3	109,284
100,000		Florida Power & Light Co (First Mortgage Bond)	4.850	02/01/13	Aa3	102,914
100,000		Southern California Edison Co (First Mortgage Bond)	5.350	07/15/35	A3	102,943
100,000		Virginia Electric and Power Co (Sr Note)	4.750	03/01/13	A3	100,996
100,000		Washington Gas Light Note	7.310	10/30/07	A2	106,386

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				522,523

GENERAL BUILDING CONTRACTORS - 0.31%
100,000	h	Centex Corp Note	5.250	06/15/15	Baa2	99,891
100,000	h	MDC Holdings, Inc (Sr Note)	5.375	07/01/15	Baa3	100,243

		TOTAL GENERAL BUILDING CONTRACTORS				200,134

TIAA-CREF Life Funds - Bond Fund

PRINCIPAL			RATE	MATURITY DATE	RATING +	VALUE
GENERAL MERCHANDISE STORES - 0.58%
220,000		Sears Roebuck Acceptance Note	6.750	08/15/11	Ba1	229,072
100,000		Wal-Mart Stores, Inc	7.550	02/15/30	Aa2	135,944

		TOTAL GENERAL MERCHANDISE STORES				365,016

HOLDING AND OTHER INVESTMENT OFFICES - 0.16%
100,000	g	iStar Financial, Inc (Sr Note)	5.700	03/01/14	Baa3	101,284

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				101,284

INSURANCE CARRIERS - 0.49%
100,000		Metlife, Inc	5.000	06/15/15	A2	101,858
100,000		Travelers Property Casualty Corp (Sr Note)	6.375	03/15/33	A3	108,364
100,000		WellPoint, Inc Note	3.500	09/01/07	Baa1	98,593

		TOTAL INSURANCE CARRIERS				308,815

METAL MINING - 0.31%
100,000		Barrick Gold Finance Co Note	4.875	11/15/14	Baa1	99,708
100,000	g	Corp Nacional del Cobre de Chile - CODELCO (Sr Note)	4.750	10/15/14	A2	98,856

		TOTAL METAL MINING				198,564

MOTION PICTURES - 0.34%
100,000		Historic TW, Inc (Guarantee Note)	6.625	05/15/29	Baa1	111,612
100,000		News America, Inc Note	5.300	12/15/14	Baa3	102,210

		TOTAL MOTION PICTURES				213,822

NONDEPOSITORY INSTITUTIONS - 1.65%
220,000		Ford Motor Credit Co (Sr Note)	7.250	10/25/11	Baa2	214,500
220,000		Ford Motor Credit Co Note	6.500	01/25/07	Baa2	222,528
100,000		General Electric Capital Corp Note	5.875	02/15/12	Aaa	108,129
100,000		General Motors Acceptance Corp Note	6.750	12/01/14	Baa2	89,467
100,000		HSBC Finance Corp	4.125	11/16/09	A1	98,903
100,000		HSBC Finance Corp Note	6.375	11/27/12	A1	110,280
100,000		HSBC Finance Corp Note	5.000	06/30/15	A1e	100,833
100,000		Toyota Motor Credit Corp Note	2.875	08/01/08	Aaa	96,490

		TOTAL NONDEPOSITORY INSTITUTIONS				1,041,130

OIL AND GAS EXTRACTION - 0.50%
100,000		EnCana Corp Bond	6.500	08/15/34	Baa2	114,975
100,000		Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	99,095
100,000		XTO Energy, Inc	5.300	06/30/15	Baa3	101,967

		TOTAL OIL AND GAS EXTRACTION				316,037

OTHER MORTGAGE BACKED SECURITIES - 3.41%
838,280		Bank of America Alternative Loan Trust	6.000	08/25/34	Aaa	853,474
750,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.376	07/12/37	Aaa	791,138
500,000		Merrill Lynch Mortgage Trust	4.922	10/12/41	A	509,587

		TOTAL OTHER MORTGAGE BACKED SECURITIES				2,154,199

PAPER AND ALLIED PRODUCTS - 0.16%
100,000	g	Bemis Co Note	4.875	04/01/12	Baa1	100,170

		TOTAL PAPER AND ALLIED PRODUCTS				100,170

TIAA-CREF Life Funds - Bond Fund

PRINCIPAL		RATE	MATURITY DATE	RATING +	VALUE
PETROLEUM AND COAL PRODUCTS - 0.18%
100,000	ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	112,571

	TOTAL PETROLEUM AND COAL PRODUCTS				112,571

PRIMARY METAL INDUSTRIES - 0.16%
100,000	Alcan, Inc Note	5.000	06/01/15	Baa1	100,669

	TOTAL PRIMARY METAL INDUSTRIES				100,669

PRINTING AND PUBLISHING - 0.18%
100,000	Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	111,776

	TOTAL PRINTING AND PUBLISHING				111,776

SECURITY AND COMMODITY BROKERS - 0.66%
100,000	Goldman Sachs Group LP Note	4.500	06/15/10	Aa3e	100,299
100,000	Goldman Sachs Group, Inc Note	5.125	01/15/15	Aa3	101,899
100,000	Lehman Brothers Holdings, Inc Note	6.625	01/18/12	A1	111,732
100,000	Morgan Stanley Note	5.300	03/01/13	Aa3	103,601

	TOTAL SECURITY AND COMMODITY BROKERS				417,531

TRANSPORTATION EQUIPMENT - 1.20%
100,000	Boeing Co Note	6.125	02/15/33	A3	115,156
100,000	DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	126,755
100,000	General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	96,998
220,000	General Motors Acceptance Corp Note	6.125	09/15/06	Baa2	220,158
220,000	General Motors Acceptance Corp Note	6.875	09/15/11	Baa2	203,079

	TOTAL TRANSPORTATION EQUIPMENT				762,146

	TOTAL CORPORATE BONDS (Cost $19,307,616)				19,144,673

GOVERNMENT BONDS - 68.13%
AGENCY SECURITIES - 19.48%
1,100,000	Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	1,107,126
500,000	Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	493,667
500,000	Federal Home Loan Mortgage Corp (FHLMC)	3.875	06/15/08	Aaa	499,826
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	1,691,007
1,000,000	Federal Home Loan Mortgage Corp (FHLMC)	4.125	07/12/10	Aaa	1,003,360
1,000,000	Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	1,078,428
2,000,000	Federal National Mortgage Association (FNMA)	3.125	07/15/06	Aaa	1,986,193
2,000,000	Federal National Mortgage Association (FNMA)	5.250	04/15/07	Aaa	2,048,178
1,000,000	Federal National Mortgage Association (FNMA)	3.750	05/17/07	Aaa	997,362
500,000	Federal National Mortgage Association (FNMA)	6.470	09/25/12	Aaa	570,065
400,000	Federal National Mortgage Association (FNMA)	4.625	10/15/14	Aaa	410,818
340,000	Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	427,702

	TOTAL AGENCY SECURITIES				12,313,732

FOREIGN GOVERNMENT BONDS - 3.77%
250,000	Federal Republic of Germany Bond	3.875	06/01/10	Aaa	249,250
100,000	Hokkaido Tohoku Development Finance Public Corp	4.250	06/09/15	Aaae	99,150
100,000	Mexico Government International Bond Note	6.750	09/27/34	Baa1	105,250
1,000,000	Province of Manitoba Canada Note	4.450	04/12/10	Aa2	1,018,815
100,000	Province of Ontario Note	4.500	02/03/15	Aa2	101,292
200,000	Province of Quebec Canada Note	4.600	05/26/15	A1	202,159
500,000	Province of Saskatchewan Canada Deb	7.375	07/15/13	Aa3	606,077

	TOTAL FOREIGN GOVERNMENT BONDS				2,381,993

TIAA-CREF Life Funds - Bond Fund

PRINCIPAL		RATE	MATURITY DATE	VALUE
MORTGAGE BACKED SECURITIES - 34.44%
498,139	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18	504,132
618,333	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	625,606
595,362	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/33	596,312
430,535	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33	431,222
810,917	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33	832,055
496,010	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/34	513,591
738,149	Federal National Mortgage Association (FNMA)	6.294	12/01/08	764,442
1,972,823	Federal National Mortgage Association (FNMA)	4.560	01/01/15	1,992,394
480,403	Federal National Mortgage Association (FNMA)	6.000	02/01/18	496,940
489,833	Federal National Mortgage Association (FNMA)	5.500	04/01/18	503,131
231,798	Federal National Mortgage Association (FNMA)	5.500	04/01/18	238,091
152,562	Federal National Mortgage Association (FNMA)	5.500	05/01/18	156,704
1,618,611	Federal National Mortgage Association (FNMA)	5.000	01/01/19	1,638,014
393,418	Federal National Mortgage Association (FNMA)	5.500	02/01/24	401,607
884,355	Federal National Mortgage Association (FNMA)	5.500	07/01/24	902,484
1,226,843	Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,244,752
826,943	Federal National Mortgage Association (FNMA)	5.500	07/01/33	839,015
438,366	Federal National Mortgage Association (FNMA)	4.500	08/01/33	429,467
754,203	Federal National Mortgage Association (FNMA)	6.000	10/01/33	773,515
2,186,260	Federal National Mortgage Association (FNMA)	5.500	11/01/33	2,218,173
928,054	Federal National Mortgage Association (FNMA)	5.000	03/01/34	929,356

TIAA-CREF Life Funds - Bond Fund

PRINCIPAL		RATE	MATURITY DATE	VALUE
1,673,060	Federal National Mortgage Association (FNMA)	5.000	03/01/34	1,675,408
1,416,475	Federal National Mortgage Association (FNMA)	5.500	11/01/34	1,436,682
668,236	Government National Mortgage Association (GNMA)	5.500	07/20/33	681,714
100,092	Government National Mortgage Association (GNMA)	5.000	03/15/34	100,990
397,446	Government National Mortgage Association (GNMA)	5.000	06/15/34	401,009
440,230	Government National Mortgage Association (GNMA)	5.000	11/15/34	444,177

	TOTAL MORTGAGE BACKED SECURITIES			21,770,983

U.S. TREASURY SECURITIES - 10.44%
2,170,000	U.S. Treasury Bond	8.000	11/15/21	3,127,165
384,000	U.S. Treasury Bond	5.375	02/15/31	453,300
800,000	U.S. Treasury Note	2.625	05/15/08	777,424
1,000,000	U.S. Treasury Note	4.000	06/15/09	1,010,750
1,250,000	U.S. Treasury Note	3.625	05/15/13	1,234,075

	TOTAL U.S. TREASURY SECURITIES			6,602,714

	TOTAL GOVERNMENT BONDS (Cost $42,654,581)			43,069,422

	TOTAL BONDS (Cost $61,962,197)			62,214,095

SHORT-TERM INVESTMENTS - 1.12%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$710,000	Federal Home Loan Bank (FHLB)	2.950	07/01/05	710,000

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			710,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $710,000)			710,000

	TOTAL PORTFOLIO - 99.53% (Cost $62,672,197)			62,924,095
	OTHER ASSETS & LIABILITIES, NET - 0.47%			294,236

	NET ASSETS - 100.00%			$63,218,331

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At June 30, 2005, the value of these securities amounted to $300,310 or 0.48% of net assets.

h	These securities were purchased on a delayed delivery basis.

v	Security valued at fair value.

+	As provided by Moody’s Investors Service (unaudited).

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds - Money Market Fund

TIAA-CREF LIFE FUNDS

STATEMENT OF INVESTMENTS (Unaudited)

TIAA-CREF LIFE MONEY MARKET FUND

June 30, 2005

PRINCIPAL			RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.26%
CERTIFICATES OF DEPOSIT - 7.28%
$750,000		American Express Centurion Bank	3.290	07/29/05	$750,006
700,000		Dexia Bank	3.345	08/29/05	700,017
500,000		PNC Bank	3.610	12/30/05	500,024
800,000		Toronto Dominion Bank	3.160	09/14/05	800,000

		TOTAL CERTIFICATES OF DEPOSIT			2,750,047

COMMERCIAL PAPER - 56.78%
475,000		ABN Amro North America Finance, Inc	3.230	09/07/05	472,102
800,000		American Honda Finance Corp	3.220	08/10/05	797,138
800,000		Barclays U.S. Funding Corp	3.230	08/24/05	796,136
800,000	c	CC (USA), Inc	3.350	09/19/05	794,044
800,000	c	Ciesco Lp	3.230	08/16/05	796,698
800,000	c	Corporate Asset Funding Corp, Inc	3.100	07/20/05	798,679
800,000	c	Dorada Finance, Inc	3.160	08/01/05	797,823
800,000	c	Edison Asset Securitization, LLC	3.250	09/08/05	795,017
800,000		Fcar Owner Trust I	3.030	07/07/05	799,596
680,000		General Electric Capital Corp	3.180	08/22/05	676,877
800,000	c	Govco, Inc	3.055	07/19/05	798,778
600,000		Greenwich Capital Holdings, Inc	3.040	07/08/05	599,645
780,000	c	Greyhawk Funding LLC	3.320	08/23/05	776,188
500,000	c	Harrier Finance Funding LLC	3.330	09/12/05	496,634
800,000		HSBC Finance Corp	3.000	07/01/05	800,000
800,000	c	Kitty Hawk Funding Corp	3.080	07/05/05	799,726
800,000	c	Links Finance LLC	3.160	08/18/05	796,629
785,000		Paccar Financial Corp	3.230	09/01/05	780,647
423,000	c	Park Avenue Receivables Corp	3.330	07/14/05	422,491
800,000	c	Pepsico, Inc	3.260	08/09/05	797,175
440,000	c	Preferred Receivables Funding	3.070	07/12/05	439,587
350,000	c	Preferred Receivables Funding	3.250	07/21/05	349,370
800,000	c	Proctor & Gamble	3.280	09/12/05	794,679
500,000		Rabobank USA Finance Corp	3.250	07/15/05	499,403
275,000	c	Ranger Funding Co LLC	3.070	07/06/05	274,883
520,000	c	Ranger Funding Co LLC	3.220	07/20/05	519,116
500,000	c	Scaldis Capital LLC	3.240	08/26/05	497,480
800,000		Shell Finance (UK) Plc	3.100	08/03/05	797,727
800,000	c	Sigma Finance, Inc	3.100	07/26/05	798,278
500,000		Societe Generale North America, Inc	3.140	09/01/05	497,227
255,000		UBS Finance, (Delaware), Inc	3.125	07/21/05	254,557
400,000		UBS Finance, (Delaware), Inc	3.390	07/01/05	400,000
720,000	c	Variable Funding Capital Corp	3.050	07/07/05	719,634

		TOTAL COMMERICAL PAPER			21,433,964

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 36.20%
5,000,000		Federal Home Loan Bank (FHLB)	2.950	07/01/05	5,000,000

TIAA-CREF Life Funds - Money Market Fund

PRINCIPAL		RATE	MATURITY DATE	VALUE
705,000	Federal Home Loan Bank (FHLB)	2.970	07/11/05	704,418
115,000	Federal Home Loan Bank (FHLB)	3.050	07/27/05	114,747
332,000	Federal Home Loan Bank (FHLB)	3.150	07/29/05	331,238
280,000	Federal Home Loan Bank (FHLB)	3.350	10/28/05	276,899
481,000	Federal Home Loan Bank (FHLB)	3.400	11/08/05	475,094
131,000	Federal Home Loan Bank (FHLB)	3.400	12/16/05	128,922
1,905,000	Federal Home Loan Mortgage Corp (FHLMC)	2.990	07/13/05	1,903,101
362,000	Federal Home Loan Mortgage Corp (FHLMC)	3.230	10/18/05	358,438
1,600,000	Federal Home Loan Mortgage Corp (FHLMC)	3.260	09/13/05	1,589,147
95,000	Federal Home Loan Mortgage Corp (FHLMC)	3.500	01/10/06	93,217
100,000	Federal National Mortgage Association (FNMA)	3.230	10/26/05	98,944
500,000	Federal National Mortgage Association (FNMA)	3.050	07/22/05	499,110
500,000	Federal National Mortgage Association (FNMA)	3.260	10/03/05	495,744
98,000	Federal National Mortgage Association (FNMA)	3.295	09/14/05	97,343
880,000	Federal National Mortgage Association (FNMA)	3.330	09/16/05	873,902
635,000	Federal National Mortgage Association (FNMA)	3.390	12/19/05	624,775

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			13,665,039

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,849,050)			37,849,050

	TOTAL PORTFOLIO - 100.26% (Cost $37,849,050)			37,849,050
	OTHER ASSETS & LIABILITIES, NET - (0.26)%			(97,147)

	NET ASSETS - 100.00%			$37,751,903

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Item 11. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

11(a)(2)(i)	Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii)	Section 302 certification of the principal financial officer (EX-99.CERT)

11(b)	Section 906 certification. (EX-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: August 18, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 18, 2005	By:	/s/ Bertram L. Scott
Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: August 18, 2005	By:	/s/ Russell Noles
Russell Noles
Vice President and Acting Chief Financial Officer, Teachers Insurance and Annuity Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(2)(i)	Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii)	Section 302 certification of the principal financial officer (EX-99.CERT)

11(b)	Section 906 certification (EX-99.906CERT)